Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund
	Number of Shares	Value
Common Stocks – 89.4%
Advertising & Marketing – 0.0%(a)
Interpublic Group of Cos. (The), Inc.	4,710	$155,383
Omnicom Group, Inc.	2,157	194,950
		350,333
Aerospace & Defense – 2.4%
Boeing (The) Co.*	15,623	3,297,078
General Dynamics Corp.	32,511	8,615,090
L3Harris Technologies, Inc.	12,582	2,622,341
Lockheed Martin Corp.	2,130	914,643
Mercury Systems, Inc.*	25,663	761,165
Moog, Inc., Class A	10,389	1,452,382
Northrop Grumman Corp.	17,853	7,976,006
RTX Corp.	141,124	12,859,219
		38,497,924
Apparel & Textile Products – 0.4%
Crocs, Inc.*	205	20,803
Deckers Outdoor Corp.*	206	155,268
NIKE, Inc., Class B	57,755	5,863,865
Ralph Lauren Corp.	704	101,144
Skechers USA, Inc., Class A*	1,657	103,463
Tapestry, Inc.	2,117	82,119
VF Corp.	1,850	30,451
		6,357,113
Asset Management – 1.0%
Ameriprise Financial, Inc.	388	150,090
BlackRock, Inc.	5,858	4,535,908
Charles Schwab (The) Corp.	13,840	870,813
Cohen & Steers, Inc.	37,594	2,647,370
Franklin Resources, Inc.	3,387	90,196
Hamilton Lane, Inc., Class A	27,709	3,212,581
Invesco Ltd.	3,741	59,220
KKR & Co., Inc.	39,338	3,405,884
LPL Financial Holdings, Inc.	336	80,368
Stifel Financial Corp.	13,413	978,478
T. Rowe Price Group, Inc.	549	59,539
		16,090,447
Automotive – 0.7%
Aptiv PLC*	40,771	3,315,905
Autoliv, Inc. (Sweden)	1,163	124,580
BorgWarner, Inc.	18,963	642,846
Fox Factory Holding Corp.*	19,713	1,242,707
Gentex Corp.	6,663	220,745
Lear Corp.	8,354	1,110,247
Phinia, Inc.	682	20,624
	Number of Shares	Value
Automotive (Continued)
Tesla, Inc.*	13,200	$2,472,228
XPEL, Inc.*	29,526	1,578,165
		10,728,047
Banking – 4.6%
Atlantic Union Bankshares Corp.	46,694	1,595,067
Bank of America Corp.	77,743	2,644,039
Bank OZK(b)	80,484	3,630,633
Banner Corp.	17,297	805,694
BOK Financial Corp.	17,441	1,462,253
Citigroup, Inc.	128,644	7,225,934
Citizens Financial Group, Inc.	42,312	1,383,602
City Holding Co.(b)	15,269	1,560,645
Comerica, Inc.	10,030	527,377
Cullen/Frost Bankers, Inc.	7,609	807,467
Fifth Third Bancorp	45,524	1,558,742
First Bancorp	46,206	1,596,879
Huntington Bancshares, Inc.	139,001	1,769,483
JPMorgan Chase & Co.	110,152	19,206,103
KeyCorp	79,516	1,155,368
M&T Bank Corp.	12,400	1,712,440
National Bank Holdings Corp., Class A	22,647	792,645
Pinnacle Financial Partners, Inc.	12,812	1,132,325
PNC Financial Services Group (The), Inc.	41,040	6,205,658
Provident Financial Services, Inc.	50,245	831,555
Regions Financial Corp.	34,234	639,149
Renasant Corp.	48,974	1,549,048
Seacoast Banking Corp. of Florida	58,577	1,438,651
Triumph Financial, Inc.(b)*	20,322	1,435,749
Truist Financial Corp.	53,103	1,967,997
U.S. Bancorp	51,861	2,154,306
Veritex Holdings, Inc.	38,104	800,565
Webster Financial Corp.	62,108	3,073,104
Wells Fargo & Co.	66,657	3,344,848
		74,007,326
Beverages – 1.3%
Brown-Forman Corp., Class B	3,240	177,876
Coca-Cola (The) Co.	20,330	1,209,432
Constellation Brands, Inc., Class A	2,639	646,766
Diageo PLC (United Kingdom)	134,188	4,846,584

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Beverages (Continued)
Duckhorn Portfolio (The), Inc.*	91,002	$785,347
Keurig Dr. Pepper, Inc.	31,543	991,712
Monster Beverage Corp.*	123,920	6,818,079
PepsiCo, Inc.	33,480	5,642,384
		21,118,180
Biotechnology & Pharmaceuticals – 2.9%
AbbVie, Inc.	33,780	5,553,432
Amgen, Inc.	3,650	1,147,049
Biogen, Inc.*	1,865	460,021
Bristol-Myers Squibb Co.	14,606	713,795
Certara, Inc.*	66,233	1,070,325
Eli Lilly & Co.	7,300	4,712,953
Exelixis, Inc.*	6,771	147,337
Gilead Sciences, Inc.	10,200	798,252
Intra-Cellular Therapies, Inc.*	17,107	1,151,985
Johnson & Johnson	53,894	8,563,757
Merck & Co., Inc.	45,463	5,491,021
Pfizer, Inc.	230,100	6,231,108
Prestige Consumer Healthcare, Inc.*	25,655	1,578,809
Regeneron Pharmaceuticals, Inc.*	706	665,603
Roche Holding A.G. (Genusschein)	3,994	1,137,157
United Therapeutics Corp.*	550	118,129
Zoetis, Inc.	34,240	6,430,614
		45,971,347
Cable & Satellite – 1.4%
Charter Communications, Inc., Class A*	7,320	2,713,597
Comcast Corp., Class A	421,508	19,616,982
Sirius XM Holdings, Inc.(b)	33,005	167,996
		22,498,575
Chemicals – 2.3%
Albemarle Corp.(b)	217	24,899
Ashland Global Holdings, Inc.	51,392	4,811,319
Axalta Coating Systems Ltd.*	3,367	109,158
Balchem Corp.	22,653	3,175,044
CF Industries Holdings, Inc.	1,265	95,520
Corteva, Inc.	39,290	1,786,909
DuPont de Nemours, Inc.	71,120	4,395,216
Eastman Chemical Co.	1,137	94,996
Ecovyst, Inc.*	89,731	830,909
Innospec, Inc.	29,764	3,455,898
	Number of Shares	Value
Chemicals (Continued)
LyondellBasell Industries N.V., Class A	1,290	$121,415
PPG Industries, Inc.	19,518	2,752,819
Sherwin-Williams (The) Co.	34,266	10,429,885
Stepan Co.	17,822	1,590,970
Valvoline, Inc.*	82,661	3,016,300
Westlake Corp.	648	89,651
		36,780,908
Commercial Support Services – 0.2%
Insperity, Inc.	11,372	1,304,255
Legalzoom.com, Inc.*	78,894	813,397
Robert Half, Inc.	1,640	130,445
Waste Management, Inc.	6,138	1,139,397
		3,387,494
Construction Materials – 0.3%
Owens Corning	882	133,650
Summit Materials, Inc., Class A*	23,232	840,534
Trex Co., Inc.*	41,305	3,365,531
		4,339,715
Containers & Packaging – 0.1%
AptarGroup, Inc.	1,984	257,682
Berry Global Group, Inc.	2,395	156,777
Crown Holdings, Inc.	1,116	98,766
Graphic Packaging Holding Co.	6,408	163,468
International Paper Co.	3,300	118,239
Packaging Corp. of America	1,067	176,994
Sealed Air Corp.	2,575	88,966
TriMas Corp.	32,643	805,629
Westrock Co.	3,069	123,558
		1,990,079
Diversified Industrials – 1.2%
3M Co.	5,011	472,788
Dover Corp.	1,246	186,626
Emerson Electric Co.	6,380	585,237
Honeywell International, Inc.	36,104	7,302,395
Illinois Tool Works, Inc.	19,039	4,967,275
Parker-Hannifin Corp.	11,856	5,507,112
		19,021,433
E-Commerce Discretionary – 2.8%
Amazon.com, Inc.*	288,868	44,832,313
eBay, Inc.	2,067	84,892
Etsy, Inc.*	302	20,101
		44,937,306

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Electric Utilities – 2.4%
Ameren Corp.	2,500	$173,925
American Electric Power Co., Inc.	29,037	2,268,951
Avista Corp.	45,875	1,560,209
CMS Energy Corp.	3,618	206,805
Consolidated Edison, Inc.	2,764	251,248
Dominion Energy, Inc.	94,997	4,343,263
DTE Energy Co.	2,055	216,638
Duke Energy Corp.	79,360	7,605,069
Evergy, Inc.	3,666	186,123
Eversource Energy	2,505	135,821
Exelon Corp.	72,192	2,513,003
NextEra Energy, Inc.	71,891	4,214,969
Northwestern Energy Group, Inc.	31,916	1,535,798
NRG Energy, Inc.	2,294	121,674
OGE Energy Corp.	6,197	205,988
PG&E Corp.	160,267	2,703,704
Southern (The) Co.	106,396	7,396,650
Xcel Energy, Inc.	54,217	3,245,972
		38,885,810
Electrical Equipment – 1.8%
A.O. Smith Corp.	1,370	106,326
Allegion PLC	1,029	127,483
AMETEK, Inc.	1,593	258,146
Amphenol Corp., Class A	7,781	786,659
Carrier Global Corp.	6,195	338,928
Eaton Corp. PLC	60,174	14,807,618
Generac Holdings, Inc.*	266	30,236
Hubbell, Inc.	384	128,859
Johnson Controls International PLC	42,119	2,219,250
Lennox International, Inc.	285	122,026
Novanta, Inc.*	15,995	2,472,027
Otis Worldwide Corp.	13,998	1,237,983
Rockwell Automation, Inc.	407	103,085
Sensata Technologies Holding PLC	42,648	1,542,578
TE Connectivity Ltd.	1,161	165,083
Trane Technologies PLC	15,343	3,867,203
		28,313,490
Engineering & Construction – 0.1%
EMCOR Group, Inc.	742	169,258
Installed Building Products, Inc.	6,079	1,184,493
		1,353,751
Entertainment Content – 0.7%
Electronic Arts, Inc.	15,043	2,069,616
	Number of Shares	Value
Entertainment Content (Continued)
Paramount Global, Class B	1,915	$27,940
Walt Disney (The) Co.	88,794	8,528,663
		10,626,219
Food – 1.5%
BellRing Brands, Inc.*	55,457	3,065,108
Campbell Soup Co.	4,396	196,193
Conagra Brands, Inc.	8,157	237,777
General Mills, Inc.	9,439	612,685
Hershey (The) Co.	3,594	695,583
Ingredion, Inc.	1,919	206,427
J&J Snack Foods Corp.	9,507	1,513,800
J.M. Smucker (The) Co.	1,934	254,418
Kellanova	4,038	221,121
Lamb Weston Holdings, Inc.	1,783	182,650
Lancaster Colony Corp.	19,187	3,526,187
Mondelez International, Inc., Class A	26,921	2,026,344
Nestle S.A.(c)	49,853	5,680,780
Post Holdings, Inc.(b)*	65,208	6,055,867
Tyson Foods, Inc., Class A	4,336	237,439
		24,712,379
Forestry, Paper & Wood Products – 0.1%
Boise Cascade Co.	11,606	1,572,149
Gas & Water Utilities – 0.1%
American Water Works Co., Inc.	1,282	158,993
UGI Corp.	70,913	1,570,014
		1,729,007
Health Care Facilities & Services – 3.3%
Cardinal Health, Inc.	2,248	245,459
Catalent, Inc.*	723	37,336
Charles River Laboratories International, Inc.*	275	59,477
Cigna Group (The)	35,972	10,825,773
CVS Health Corp.	11,828	879,648
DaVita, Inc.*	1,214	131,306
Elevance Health, Inc.	6,248	3,083,013
Encompass Health Corp.	2,345	166,589
Ensign Group (The), Inc.	32,151	3,640,136
HCA Healthcare, Inc.	2,038	621,386
HealthEquity, Inc.*	53,238	4,023,728
Henry Schein, Inc.*	2,345	175,500
ICON PLC(b)*	11,072	2,888,353
Laboratory Corp. of America Holdings	1,146	254,756
McKesson Corp.	18,445	9,220,471
Medpace Holdings, Inc.*	7,914	2,307,564

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Health Care Facilities & Services (Continued)
Patterson Cos., Inc.	55,118	$1,645,824
Quest Diagnostics, Inc.	1,995	256,218
Tenet Healthcare Corp.*	679	56,180
UnitedHealth Group, Inc.	23,918	12,239,797
Universal Health Services, Inc., Class B	855	135,783
		52,894,297
Home & Office Products – 0.1%
Arhaus, Inc.(b)*	70,170	820,287
Tempur Sealy International, Inc.	1,935	96,537
Whirlpool Corp.(b)	746	81,702
		998,526
Home Construction – 0.5%
Century Communities, Inc.	9,063	785,762
DR Horton, Inc.	973	139,051
Fortune Brands Innovations, Inc.	12,353	958,469
Lennar Corp., Class A	1,007	150,899
Masco Corp.	1,732	116,546
Masonite International Corp.*	17,986	1,655,611
Mohawk Industries, Inc.*	515	53,689
NVR, Inc.*	592	4,188,572
PulteGroup, Inc.	1,319	137,915
Toll Brothers, Inc.	1,651	164,027
		8,350,541
Household Products – 1.0%
Central Garden & Pet Co., Class A*	17,975	742,008
Clorox (The) Co.	990	143,798
Colgate-Palmolive Co.	12,705	1,069,761
Estee Lauder (The) Cos., Inc., Class A	38,200	5,042,018
Kenvue, Inc.	198,847	4,128,064
Kimberly-Clark Corp.	30,565	3,697,448
Reckitt Benckiser Group PLC (United Kingdom)	17,450	1,261,650
		16,084,747
Industrial Intermediate Products – 0.3%
AZZ, Inc.	15,739	982,901
RBC Bearings, Inc.(b)*	15,071	4,047,166
		5,030,067
Industrial Support Services – 1.3%
Fastenal Co.	3,021	206,123
Ferguson PLC	9,286	1,744,468
United Rentals, Inc.	201	125,706
W.W. Grainger, Inc.	11,899	10,657,220
	Number of Shares	Value
Industrial Support Services (Continued)
Watsco, Inc.	251	$98,136
WESCO International, Inc.	47,975	8,324,622
		21,156,275
Institutional Financial Services – 1.9%
Bank of New York Mellon (The) Corp.	27,039	1,499,583
CME Group, Inc.	4,716	970,741
Goldman Sachs Group (The), Inc.	4,949	1,900,465
Intercontinental Exchange, Inc.	30,013	3,821,555
Moelis & Co., Class A(b)	66,812	3,672,656
Morgan Stanley	101,081	8,818,306
Nasdaq, Inc.	99,110	5,725,585
Northern Trust Corp.	14,544	1,158,284
Piper Sandler Cos.	8,891	1,542,500
SEI Investments Co.	3,807	240,755
State Street Corp.	6,526	482,076
		29,832,506
Insurance – 4.2%
Allstate (The) Corp.	20,886	3,242,552
American International Group, Inc.	83,104	5,776,559
AMERISAFE, Inc.	17,799	887,102
Aon PLC, Class A	27,758	8,283,820
BRP Group, Inc., Class A*	63,738	1,430,281
Chubb Ltd.	31,053	7,607,985
Goosehead Insurance, Inc., Class A*	11,827	913,044
Hartford Financial Services Group (The), Inc.	27,005	2,348,355
Loews Corp.	10,257	747,325
Marsh & McLennan Cos., Inc.	78,960	15,305,606
Progressive (The) Corp.	66,648	11,880,006
Travelers (The) Cos., Inc.	32,128	6,790,574
Willis Towers Watson PLC	10,174	2,505,856
		67,719,065
Internet Media & Services – 8.2%
Alphabet, Inc., Class A*	381,934	53,508,953
Booking Holdings, Inc.*	108	378,807
GoDaddy, Inc., Class A*	13,258	1,414,098
Meta Platforms, Inc., Class A*	118,735	46,323,273
Netflix, Inc.*	37,532	21,172,177
Uber Technologies, Inc.*	124,679	8,137,798
VeriSign, Inc.*	991	197,090
		131,132,196

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Leisure Facilities & Services – 1.2%
Chipotle Mexican Grill, Inc.*	144	$346,863
Chuy's Holdings, Inc.*	24,264	820,366
Domino's Pizza, Inc.	304	129,571
Marriott International, Inc., Class A	24,392	5,847,494
McDonald's Corp.	4,893	1,432,279
Papa John's International, Inc.(b)	20,393	1,498,477
Red Rock Resorts, Inc., Class A(b)	147,007	8,038,343
TKO Group Holdings, Inc.	793	66,366
Vail Resorts, Inc.	4,288	951,936
Wingstop, Inc.	291	81,803
		19,213,498
Leisure Products – 0.1%
Brunswick Corp.	990	79,873
Hasbro, Inc.	886	43,370
Polaris, Inc.	1,000	89,960
YETI Holdings, Inc.*	28,249	1,242,108
		1,455,311
Machinery – 1.3%
Alamo Group, Inc.	7,378	1,566,202
Albany International Corp., Class A	16,470	1,464,348
Caterpillar, Inc.	2,124	637,858
CSW Industrials, Inc.	9,193	1,944,963
Esab Corp.	34,244	2,944,641
Federal Signal Corp.	21,160	1,628,897
Graco, Inc.	1,682	143,475
Helios Technologies, Inc.	25,599	1,056,215
IDEX Corp.	924	195,426
Kadant, Inc.	11,373	3,252,678
Middleby (The) Corp.*	667	94,094
Regal Rexnord Corp.(b)	34,927	4,661,357
Snap-on, Inc.	712	206,430
Stanley Black & Decker, Inc.	748	69,788
Veralto Corp.	2,351	180,298
Xylem, Inc.	1,206	135,603
		20,182,273
Medical Equipment & Devices – 3.6%
Abbott Laboratories	35,436	4,009,583
Alcon, Inc. (Switzerland)(b)	74,214	5,574,214
Align Technology, Inc.*	92	24,593
Avanos Medical, Inc.*	52,139	1,000,547
Baxter International, Inc.	1,715	66,353
Boston Scientific Corp.*	93,930	5,942,012
CONMED Corp.	14,288	1,365,933
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Enovis Corp.(b)*	57,121	$3,353,003
Envista Holdings Corp.*	45,640	1,072,540
Inspire Medical Systems, Inc.*	6,192	1,305,707
Intuitive Surgical, Inc.*	24,715	9,347,707
Medtronic PLC	29,336	2,568,074
Merit Medical Systems, Inc.*	18,877	1,478,069
Neogen Corp.*	16,639	257,905
QuidelOrtho Corp.*	620	42,476
Silk Road Medical, Inc.*	28,669	433,762
Stryker Corp.	24,460	8,205,841
Thermo Fisher Scientific, Inc.	20,208	10,891,708
Waters Corp.*	364	115,646
		57,055,673
Metals & Mining – 0.5%
Constellium S.E.*	41,356	775,425
Encore Wire Corp.(b)	7,305	1,647,277
Freeport-McMoRan, Inc.	122,923	4,878,814
		7,301,516
Oil & Gas Producers – 4.3%
Antero Midstream Corp.	88,535	1,083,668
Cheniere Energy, Inc.	33,045	5,419,050
Chevron Corp.	22,637	3,337,373
ConocoPhillips	88,046	9,849,706
Coterra Energy, Inc.	128,690	3,201,807
Diamondback Energy, Inc.	660	101,468
Enbridge, Inc. (Canada)	154,680	5,492,523
Enerplus Corp. (Canada)	110,894	1,610,181
EOG Resources, Inc.	30,216	3,438,279
Equitrans Midstream Corp.	210,260	2,142,549
Kinder Morgan, Inc.	275,955	4,669,159
Northern Oil and Gas, Inc.	48,105	1,611,518
ONEOK, Inc.	69,546	4,746,514
Pembina Pipeline Corp. (Canada)	44,353	1,527,753
Pioneer Natural Resources Co.	26,167	6,013,962
Sitio Royalties Corp., Class A(b)	72,838	1,553,635
SM Energy Co.	36,476	1,352,530
Targa Resources Corp.	23,889	2,029,609
TC Energy Corp. (Canada)	101,172	3,991,344
Texas Pacific Land Corp.	45	65,760
Williams (The) Cos., Inc.	133,215	4,617,232
		67,855,620

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Oil, Gas Services & Equipment – 0.1%
Weatherford International PLC*	9,301	$832,905
Publishing & Broadcasting – 0.1%
Liberty Media Corp.-Liberty Formula One, Class C*	27,911	1,877,015
Nexstar Media Group, Inc.(b)	600	106,626
		1,983,641
Real Estate Investment Trusts – 2.8%
Boston Properties, Inc.	1,391	92,502
Brixmor Property Group, Inc.	7,276	163,273
COPT Defense Properties	62,778	1,479,050
Crown Castle, Inc.	3,334	360,905
CubeSmart	104,408	4,512,514
Douglas Emmett, Inc.	52,905	716,863
Easterly Government Properties, Inc.(b)	31,663	388,822
Equinix, Inc.	7,129	5,915,430
Extra Space Storage, Inc.	11,489	1,659,471
Four Corners Property Trust, Inc.	67,046	1,569,547
Kimco Realty Corp.	6,749	136,330
Mid-America Apartment Communities, Inc.	12,730	1,608,817
National Storage Affiliates Trust(b)	69,344	2,589,998
NNN REIT, Inc.	6,676	269,310
Plymouth Industrial REIT, Inc.	69,690	1,542,937
PotlatchDeltic Corp.	32,741	1,464,505
Prologis, Inc.	53,198	6,739,655
Public Storage	5,958	1,687,246
Rayonier, Inc.	56,820	1,721,646
Ryman Hospitality Properties, Inc.	27,668	3,040,713
SBA Communications Corp.	8,811	1,972,430
Simon Property Group, Inc.	1,143	158,431
Sunstone Hotel Investors, Inc.	73,412	783,306
UDR, Inc.	65,357	2,354,159
Urban Edge Properties	89,673	1,548,653
		44,476,513
Real Estate Services – 0.1%
Jones Lang LaSalle, Inc.*	11,164	1,976,698
	Number of Shares	Value
Renewable Energy – 0.0%(a)
Enphase Energy, Inc.*	162	$16,869
SolarEdge Technologies, Inc.(b)*	97	6,451
		23,320
Retail - Consumer Staples – 1.0%
Dollar General Corp.	2,494	329,383
Five Below, Inc.*	14,806	2,657,085
Kroger (The) Co.	4,796	221,287
Ollie's Bargain Outlet Holdings, Inc.*	19,091	1,373,216
Target Corp.	82,178	11,429,316
		16,010,287
Retail - Discretionary – 1.2%
Academy Sports & Outdoors, Inc.	23,945	1,502,070
Advance Auto Parts, Inc.	820	54,817
AutoNation, Inc.*	527	73,601
AutoZone, Inc.*	303	836,925
Avis Budget Group, Inc.	257	42,074
Bath & Body Works, Inc.	943	40,228
Best Buy Co., Inc.(b)	1,072	77,709
Boot Barn Holdings, Inc.*	10,618	761,735
Builders FirstSource, Inc.*	543	94,335
CarMax, Inc.(b)*	17,519	1,247,002
Dick's Sporting Goods, Inc.	389	57,988
Floor & Decor Holdings, Inc., Class A*	18,208	1,830,997
Freshpet, Inc.*	16,961	1,460,342
Lithia Motors, Inc.	242	71,354
Lowe's Cos., Inc.	37,999	8,087,707
Lululemon Athletica, Inc.*	511	231,902
Mister Car Wash, Inc.(b)*	128,623	1,067,571
O'Reilly Automotive, Inc.*	893	913,584
Sonic Automotive, Inc. Class A	14,013	708,497
Tractor Suppy Co.	731	164,183
Ulta Beauty, Inc.*	467	234,457
Williams-Sonoma, Inc.	463	89,540
		19,648,618
Semiconductors – 4.5%
Advanced Micro Devices, Inc.*	1,396	234,095
Analog Devices, Inc.	39,696	7,635,923
Applied Materials, Inc.	1,588	260,908
ASML Holding N.V. (Netherlands)(c)	9,620	8,367,668
Intel Corp.	111,738	4,813,673
KLA Corp.	10,912	6,482,165
Lam Research Corp.	278	229,397

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Semiconductors (Continued)
Monolithic Power Systems, Inc.	2,196	$1,323,573
Nova Ltd. (Israel)(b)*	14,481	2,096,994
NVIDIA Corp.	47,171	29,022,901
NXP Semiconductors N.V. (China)	25,110	5,287,413
QUALCOMM, Inc.	2,051	304,594
Skyworks Solutions, Inc.	672	70,197
Teradyne, Inc.(b)	757	73,119
Texas Instruments, Inc.	35,748	5,723,970
		71,926,590
Software – 8.5%
Adobe, Inc.*	16,206	10,011,743
Akamai Technologies, Inc.*	1,448	178,437
Atlassian Corp., Class A*	22,780	5,689,761
Check Point Software Technologies Ltd. (Israel)*	12,159	1,932,430
Clearwater Analytics Holdings, Inc., Class A*	134,758	2,540,188
CyberArk Software Ltd.(b)*	8,890	2,075,637
Five9, Inc.*	17,065	1,294,551
Guidewire Software, Inc.*	35,154	3,925,999
Intuit, Inc.	9,800	6,187,034
Microsoft Corp.	155,781	61,935,410
Palo Alto Networks, Inc.*	35,177	11,907,766
Paylocity Holding Corp.*	13,505	2,139,327
PowerSchool Holdings, Inc., Class A(b)*	65,335	1,537,986
Q2 Holdings, Inc.*	31,180	1,326,709
Roper Technologies, Inc.	1,544	829,128
Salesforce, Inc.*	34,578	9,719,530
SS&C Technologies Holdings, Inc.	59,388	3,623,856
Verra Mobility Corp.*	32,583	779,059
Workday, Inc., Class A*	24,660	7,177,786
Zoom Video Communications, Inc., Class A*	565	36,505
		134,848,842
Specialty Finance – 0.8%
American Express Co.	39,377	7,904,539
Capital One Financial Corp.	12,948	1,752,124
Credit Acceptance Corp.(b)*	87	47,073
Mr. Cooper Group, Inc.*	46,873	3,157,365
Synchrony Financial	2,153	83,687
		12,944,788
Steel – 0.0%(a)
Cleveland-Cliffs, Inc.*	2,461	49,343
Nucor Corp.	445	83,184
		132,527
	Number of Shares	Value
Technology Hardware – 3.2%
Apple, Inc.	215,195	$39,681,958
Arista Networks, Inc.*	1,882	486,836
Arrow Electronics, Inc.*	9,863	1,096,272
Ciena Corp.*	62,531	3,314,143
Cisco Systems, Inc.	15,241	764,793
F5, Inc.*	914	167,902
Fabrinet (Thailand)*	12,241	2,613,576
Garmin Ltd.	1,633	195,127
Hewlett Packard Enterprise Co.	9,009	137,748
HP, Inc.	3,972	114,036
Juniper Networks, Inc.	5,908	218,360
NetApp, Inc.	1,853	161,581
Seagate Technology Holdings PLC	1,057	90,564
TD SYNNEX Corp.	1,509	150,870
Viavi Solutions, Inc.*	162,272	1,595,134
		50,788,900
Technology Services – 3.6%
Accenture PLC, Class A	23,535	8,563,916
Amdocs Ltd.	3,126	286,592
Automatic Data Processing, Inc.	2,720	668,522
Booz Allen Hamilton Holding Corp.	2,432	342,353
CDW Corp.	655	148,502
Cognizant Technology Solutions Corp., Class A	1,433	110,513
Equifax, Inc.	13,586	3,319,603
FactSet Research Systems, Inc.	399	189,892
Fidelity National Information Services, Inc.	29,051	1,808,715
FleetCor Technologies, Inc.*	400	115,972
Globant S.A.*	12,583	2,967,197
ICF International, Inc.	1,471	204,528
Jack Henry & Associates, Inc.	633	104,970
MarketAxess Holdings, Inc.	8,061	1,817,836
Mastercard, Inc., Class A	1,951	876,448
Moody's Corp.	930	364,597
Open Lending Corp.*	110,254	809,264
Paychex, Inc.	1,413	172,005
PayPal Holdings, Inc.*	77,609	4,761,312
S&P Global, Inc.	16,928	7,589,669
Shift4 Payments, Inc., Class A(b)*	28,379	2,037,896

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Technology Services (Continued)
Verisk Analytics, Inc.	716	$172,935
Visa, Inc., Class A(b)	72,448	19,797,140
		57,230,377
Telecommunications – 0.9%
AT&T, Inc.	28,393	502,272
Cogent Communications Holdings, Inc.	10,443	806,200
T-Mobile U.S., Inc.	21,347	3,441,777
Verizon Communications, Inc.	235,244	9,962,583
		14,712,832
Tobacco & Cannabis – 0.1%
Altria Group, Inc.	22,595	906,511
Transportation & Logistics – 2.0%
Alaska Air Group, Inc.*	41,655	1,492,499
Allegiant Travel Co.	18,746	1,469,686
ArcBest Corp.	12,745	1,518,312
C.H. Robinson Worldwide, Inc.	1,081	90,901
Canadian National Railway Co. (Canada)(b)	17,906	2,221,060
CSX Corp.	16,007	571,450
Expeditors International of Washington, Inc.	936	118,245
FedEx Corp.	1,546	373,034
JB Hunt Transport Services, Inc.	579	116,367
Kirby Corp.*	8,073	635,022
Knight-Swift Transportation Holdings, Inc.	1,507	86,472
Landstar System, Inc.	895	171,589
Norfolk Southern Corp.	2,290	538,700
Old Dominion Freight Line, Inc.	730	285,445
Saia, Inc.*	6,012	2,708,887
Union Pacific Corp.	60,967	14,871,680
United Parcel Service, Inc., Class B	28,784	4,084,450
		31,353,799
Transportation Equipment – 0.2%
Blue Bird Corp.*	11,246	327,596
Cummins, Inc.	817	195,508
PACCAR, Inc.	33,646	3,377,722
		3,900,826
Wholesale - Consumer Staples – 0.0%(a)
Archer-Daniels-Midland Co.	13,860	770,339
	Number of Shares	Value
Wholesale - Discretionary – 0.2%
Pool Corp.	7,426	$2,756,903
Total Common Stocks (Cost $1,124,304,897)		1,426,756,359

Master Limited Partnerships – 0.8%
Oil & Gas Producers – 0.8%
Energy Transfer L.P.	250,633	3,584,052
Enterprise Products Partners L.P.	196,313	5,253,336
MPLX L.P.	49,876	1,922,720
Plains All American Pipeline L.P.	134,090	2,070,349
Total Master Limited Partnerships (Cost $10,707,401)		12,830,457

Investment Companies – 8.7%
Materials Select Sector SPDR® Fund ETF	268,006	22,032,773
Vanguard Consumer Staples ETF	188,727	36,379,017
Vanguard Health Care ETF(b)	312,268	80,140,459
Total Investment Companies (Cost $128,848,527)		138,552,249

	Par(d)/Number of Shares
Short-Term Investments – 1.6%
Money Market Funds – 1.5%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.21%(e)	16,199,044	16,199,044
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.37%(e)(f)	6,575,455	6,575,455
		22,774,499
U.S. Government Agencies – 0.1%(g)
Federal Home Loan Bank Discount Notes, 0.00%, 2/1/24(h)	$1,966,000	1,966,000
Total Short-Term Investments (Cost $24,740,499)		24,740,499
Total Investments – 100.5% (Cost $1,288,601,324)		1,602,879,564
Liabilities less Other Assets – (0.5)%		(7,320,645)
NET ASSETS – 100.0%		$1,595,558,919

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Amount rounds to less than 0.05%.
(b)	Security either partially or fully on loan. As of January 31, 2024, the total value of securities on loan is $52,278,522.
(c)	Security sold outside United States without registration under the Securities Act of 1933.
(d)	Par value is in USD unless otherwise indicated.
(e)	7-day current yield as of January 31, 2024 is disclosed.
(f)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2024, total cash collateral has a value of $6,575,455 and total non-cash collateral has a value of $47,983,009.
(g)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(h)	Zero coupon bond.
*	Non-Income Producing Security

Abbreviations:

ETF	Exchange-Traded Fund
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
S&P	Standards & Poor's
SPDR	Standard & Poor's Depositary Receipt
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$1,413,830,188	$12,926,171	$—	$1,426,756,359
Master Limited Partnerships	12,830,457	—	—	12,830,457
Investment Companies	138,552,249	—	—	138,552,249
Short-Term Investments	22,774,499	1,966,000	—	24,740,499
Total Investments	$1,587,987,393	$14,892,171	$—	$1,602,879,564

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments
Morningstar International Equity Fund
	Number of Shares	Value
Common Stocks – 96.0%
Advertising & Marketing – 0.8%
Dentsu Group, Inc. (Japan)	14,394	$382,035
Publicis Groupe S.A. (France)	18,878	1,891,454
WPP PLC (United Kingdom)	411,346	3,977,919
		6,251,408
Aerospace & Defense – 0.1%
BAE Systems PLC (United Kingdom)	72,270	1,076,568
Apparel & Textile Products – 1.7%
adidas A.G. (Germany)	14,277	2,695,326
Cie Financiere Richemont S.A., Class A (Switzerland)(a)	14,624	2,172,170
Kering S.A. (France)	14,095	5,789,856
Swatch Group (The) A.G. (Bearer) (Switzerland)	9,398	2,206,265
Titan Co. Ltd. (India)	7,395	329,061
		13,192,678
Asset Management – 1.4%
EXOR N.V. (Netherlands)	32,151	3,110,691
HDFC Asset Management Co. Ltd. (India)(b)	12,367	533,461
Sanlam Ltd. (South Africa)	283,088	1,080,036
Schroders PLC (United Kingdom)	782,024	4,000,916
St. James's Place PLC (United Kingdom)	31,615	260,264
XP, Inc., Class A (Brazil)	85,929	2,112,135
		11,097,503
Automotive – 4.5%
Bayerische Motoren Werke A.G. (Germany)	42,055	4,375,952
Bridgestone Corp. (Japan)	45,300	1,962,971
Continental A.G. (Germany)	59,475	4,858,554
Denso Corp. (Japan)	56,400	885,934
Fuyao Glass Industry Group Co. Ltd., Class A (China)	270,400	1,433,220
Honda Motor Co. Ltd. (Japan)	216,900	2,424,522
Huayu Automotive Systems Co. Ltd., Class A (China)	341,800	773,288
Hyundai Mobis Co. Ltd. (South Korea)	4,803	752,887
Kia Corp. (South Korea)	9,015	692,452
Li Auto, Inc. ADR (China)(c)*	36,654	1,014,583
	Number of Shares	Value
Automotive (Continued)
Mercedes-Benz Group A.G. (Germany)	85,190	$5,751,415
Nissan Motor Co. Ltd. (Japan)	226,676	889,891
Stanley Electric Co. Ltd. (Japan)	46,800	893,904
Sumitomo Electric Industries Ltd. (Japan)	40,600	539,640
Toyota Motor Corp. (Japan)	282,600	5,642,906
Valeo (France)	165,736	2,163,277
		35,055,396
Banking – 11.1%
Al Rajhi Bank (Saudi Arabia)	15,342	342,478
Axis Bank Ltd. (India)	215,825	2,774,930
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	558,852	5,230,543
Banco do Brasil S.A. (Brazil)	185,500	2,116,940
Bank Central Asia Tbk PT (Indonesia)	1,903,700	1,151,789
Bank for Foreign Trade of Vietnam JSC (Vietnam)*	101,100	365,961
Bank Mandiri Persero Tbk PT (Indonesia)	5,272,600	2,219,848
Barclays PLC (United Kingdom)	290,611	540,051
BDO Unibank, Inc. (Philippines)	271,014	697,668
BNP Paribas S.A. (France)	91,298	6,133,781
Capitec Bank Holdings Ltd. (South Africa)	7,481	796,779
China Construction Bank Corp., Class H (China)	3,835,000	2,277,467
China Merchants Bank Co. Ltd., Class H (China)	245,113	893,532
CIMB Group Holdings Bhd. (Malaysia)	293,300	386,318
Commercial International Bank Egypt S.A.E. GDR (Egypt)(a)	409,324	483,002
Credicorp Ltd. (Peru)	18,352	2,723,987
DBS Group Holdings Ltd. (Singapore)	257,352	6,095,460
First Abu Dhabi Bank PJSC (United Arab Emirates)	110,087	438,883
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	156,581	1,592,147
HDFC Bank Ltd. (India)	39,669	697,614
HDFC Bank Ltd. ADR (India)	60,180	3,339,388
HSBC Holdings PLC (United Kingdom)	364,295	2,844,307

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banking (Continued)
ICICI Bank Ltd. (India)	83,118	$1,029,428
ICICI Bank Ltd. ADR (India)	114,807	2,801,291
Intesa Sanpaolo S.p.A. (Italy)	1,577,139	4,859,633
Kasikornbank PCL (Thailand)(a)	202,900	686,294
KB Financial Group, Inc. (South Korea)	33,466	1,420,221
Kotak Mahindra Bank Ltd. (India)	47,688	1,048,126
Lloyds Banking Group PLC (United Kingdom)	13,455,682	7,212,997
Mitsubishi UFJ Financial Group, Inc. (Japan)	156,900	1,469,612
Mizuho Financial Group, Inc. (Japan)	30,700	557,560
National Bank of Greece S.A. (Greece)*	118,254	899,095
NatWest Group PLC (United Kingdom)	146,191	412,571
Nedbank Group Ltd. (South Africa)	110,999	1,289,480
OTP Bank Nyrt. (Hungary)	54,275	2,514,495
Qatar National Bank QPSC (Qatar)	222,273	945,433
Resona Holdings, Inc. (Japan)	102,800	567,483
Saudi Awwal Bank (Saudi Arabia)	34,986	334,234
Saudi National Bank (The) (Saudi Arabia)	144,607	1,561,688
Sberbank of Russia PJSC (Russia)(d)	405,212	—
Shinhan Financial Group Co. Ltd. (South Korea)	42,718	1,308,883
Skandinaviska Enskilda Banken AB, Class A (Sweden)	451,166	6,407,522
Standard Bank Group Ltd. (South Africa)	97,920	1,044,654
Standard Chartered PLC (United Kingdom)	62,271	470,616
Sumitomo Mitsui Financial Group, Inc. (Japan)	44,900	2,335,401
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	74,200	1,520,601
		86,840,191
Beverages – 2.2%
Ambev S.A. ADR (Brazil)*	890,016	2,331,842
Anheuser-Busch InBev S.A./N.V. (Belgium)	40,100	2,480,490
Asahi Group Holdings Ltd. (Japan)	13,200	490,617
	Number of Shares	Value
Beverages (Continued)
Becle S.A.B. de C.V. (Mexico)	71,800	$133,742
Budweiser Brewing Co. APAC Ltd. (China)(b)	246,100	387,889
Diageo PLC (United Kingdom)	48,488	1,751,283
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)(c)	49,240	6,673,990
Kirin Holdings Co. Ltd. (Japan)	93,000	1,336,779
Kweichow Moutai Co. Ltd., Class A (China)	1,700	379,982
Nongfu Spring Co. Ltd., Class H (China)(b)	77,200	418,976
Tingyi Cayman Islands Holding Corp. (China)	1,020,000	1,015,653
		17,401,243
Biotechnology & Pharmaceuticals – 5.5%
Astellas Pharma, Inc. (Japan)	61,400	714,848
AstraZeneca PLC (United Kingdom)	29,881	3,961,529
Bayer A.G. (Germany)(a)	165,530	5,150,734
BioNTech S.E. ADR (Germany)*	30,095	2,860,229
China Medical System Holdings Ltd. (China)	422,000	603,052
Chugai Pharmaceutical Co. Ltd. (Japan)	265,500	9,550,094
Daiichi Sankyo Co. Ltd. (Japan)	50,000	1,496,952
Genmab A/S (Denmark)*	9,271	2,563,637
GSK PLC	84,608	1,673,355
Hypera S.A. (Brazil)*	59,255	379,971
Novartis A.G. (Switzerland)(a)	19,700	2,037,252
Ono Pharmaceutical Co. Ltd. (Japan)	22,500	405,543
Roche Holding A.G. (Genusschein)	24,184	6,885,580
Shionogi & Co. Ltd. (Japan)	55,300	2,654,202
Takeda Pharmaceutical Co. Ltd. (Japan)	60,400	1,775,185
		42,712,163
Cable & Satellite – 0.3%
Liberty Global Ltd., Class A (Belgium)*	110,499	2,176,830
Chemicals – 2.9%
Air Liquide S.A. (France)	14,847	2,778,370
Akzo Nobel N.V. (Netherlands)	25,400	1,951,037

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Chemicals (Continued)
Asian Paints Ltd. (India)	16,493	$585,857
Brenntag S.E. (Germany)	26,600	2,351,707
LG Chem Ltd. (South Korea)	3,756	1,218,015
Linde PLC	8,756	3,544,691
Nitto Denko Corp. (Japan)	12,700	1,053,565
Novozymes A/S, Class B (Denmark)(c)	33,924	1,738,290
Saudi Basic Industries Corp. (Saudi Arabia)	34,433	713,782
Shin-Etsu Chemical Co. Ltd. (Japan)	64,200	2,527,053
Symrise A.G. (Germany)	26,475	2,731,524
Toray Industries, Inc. (Japan)	91,000	454,675
UPL Ltd. (India)	149,529	967,606
		22,616,172
Commercial Support Services – 1.8%
Bidvest Group (The) Ltd. (South Africa)	65,535	863,987
Brambles Ltd. (Australia)	30,900	294,624
Compass Group PLC (United Kingdom)	80,161	2,207,937
Edenred (France)	40,600	2,424,978
Eurofins Scientific S.E. (France)	43,435	2,615,516
Recruit Holdings Co. Ltd. (Japan)	102,900	4,064,418
Rentokil Initial PLC (United Kingdom)	75,786	390,279
Secom Co. Ltd. (Japan)	13,800	1,001,609
		13,863,348
Construction Materials – 0.5%
Anhui Conch Cement Co. Ltd., Class H (China)	354,500	710,040
CRH PLC	6,654	472,046
Holcim Ltd.*	27,615	2,109,202
Siam Cement (The) PCL (Thailand)(a)	39,700	302,135
		3,593,423
Containers & Packaging – 0.1%
Klabin S.A. (Brazil)	99,297	428,301
Diversified Industrials – 1.1%
Alfa Laval AB (Sweden)	106,437	3,905,475
Hitachi Ltd. (Japan)	18,900	1,484,601
Siemens A.G. (Germany)(a)	18,457	3,304,244
		8,694,320
	Number of Shares	Value
E-Commerce Discretionary – 2.1%
Alibaba Group Holding Ltd. (China)	1,001,656	$8,983,831
Alibaba Group Holding Ltd. ADR (China)	21,553	1,555,480
JD.com, Inc. ADR (China)	21,261	479,435
JD.com, Inc., Class A (China)	193,650	2,183,624
MercadoLibre, Inc. (Brazil)*	536	917,530
PDD Holdings, Inc. ADR (China)*	20,422	2,590,939
		16,710,839
Electric Utilities – 0.3%
Chubu Electric Power Co., Inc. (Japan)	39,581	513,472
Engie Brasil Energia S.A. (Brazil)	80,500	659,189
National Grid PLC (United Kingdom)	64,599	860,401
SSE PLC (United Kingdom)	17,453	371,713
		2,404,775
Electrical Equipment – 1.8%
Assa Abloy AB, Class B (Sweden)	98,915	2,712,816
Daikin Industries Ltd. (Japan)	6,900	1,105,603
Mitsubishi Electric Corp. (Japan)	132,500	1,966,340
Schindler Holding A.G. (Switzerland)	6,295	1,568,014
Schneider Electric S.E.	27,116	5,326,942
Shenzhen Inovance Technology Co. Ltd., Class A (China)	21,600	168,227
Voltas Ltd. (India)	68,251	897,785
		13,745,727
Engineering & Construction – 0.2%
Indus Towers Ltd. (India)*	495,010	1,322,601
Larsen & Toubro Ltd. (India)	13,029	545,463
		1,868,064
Entertainment Content – 0.4%
NetEase, Inc. (China)	74,700	1,452,027
NetEase, Inc. ADR (China)	6,232	608,492
Nexon Co. Ltd. (Japan)	22,300	355,887
Square Enix Holdings Co. Ltd. (Japan)	10,500	410,301
		2,826,707
Food – 1.1%
Chacha Food Co. Ltd., Class A (China)	79,600	337,793
Danone S.A. (France)	39,600	2,638,296

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Food (Continued)
Gruma S.A.B. de C.V., Class B (Mexico)	27,870	$521,404
MEIJI Holdings Co. Ltd. (Japan)	50,300	1,216,486
Nestle S.A. ADR	23,880	2,719,932
Universal Robina Corp. (Philippines)	8,870	17,591
Want Want China Holdings Ltd. (China)	1,048,000	577,758
Yamazaki Baking Co. Ltd. (Japan)	24,300	576,210
		8,605,470
Gas & Water Utilities – 0.4%
ENN Energy Holdings Ltd. (China)	204,800	1,524,501
ENN Natural Gas Co. Ltd., Class A (China)	258,076	627,158
Osaka Gas Co. Ltd. (Japan)	31,100	654,868
Severn Trent PLC (United Kingdom)	8,494	279,207
		3,085,734
Health Care Facilities & Services – 1.7%
Alfresa Holdings Corp. (Japan)	30,800	505,088
Bangkok Dusit Medical Services PCL NVDR (Thailand)	510,600	395,785
Bumrungrad Hospital PCL (Thailand)(a)	60,500	409,274
Fresenius Medical Care A.G. & Co. KGaA (Germany)	128,600	4,970,340
Fresenius S.E. & Co. KGaA (Germany)	149,900	4,208,119
Life Healthcare Group Holdings Ltd. (South Africa)	973,529	961,440
Nahdi Medical Co. (Saudi Arabia)	5,649	211,832
Sinopharm Group Co. Ltd., Class H (China)	579,123	1,522,795
		13,184,673
Home & Office Products – 0.7%
Coway Co. Ltd. (South Korea)	17,025	706,193
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	234,700	1,152,689
Haier Smart Home Co. Ltd., Class A (China)	862,300	2,682,581
Midea Group Co. Ltd., Class A (China)	151,100	1,224,569
		5,766,032
	Number of Shares	Value
Home Construction – 0.1%
Berkeley Group Holdings (The) PLC (United Kingdom)	8,867	$536,938
Sekisui House Ltd. (Japan)	24,869	561,398
		1,098,336
Household Products – 3.8%
Haleon PLC	1,377,232	5,593,994
Hengan International Group Co. Ltd. (China)	288,000	891,789
Henkel A.G. & Co. KGaA (Germany)	30,300	2,072,238
Hindustan Unilever Ltd. (India)	20,363	608,888
Kao Corp. (Japan)	44,200	1,748,887
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	449,507	1,020,639
L'Oreal S.A. (France)	12,577	6,018,779
Reckitt Benckiser Group PLC (United Kingdom)	51,766	3,742,728
Shiseido Co. Ltd. (Japan)	50,000	1,393,835
Unicharm Corp. (Japan)	81,100	2,790,520
Unilever PLC (United Kingdom)	53,063	2,582,058
Unilever PLC (London Exchange) (United Kingdom)	23,090	1,125,583
		29,589,938
Industrial Intermediate Products – 0.4%
SKF AB, Class B (Sweden)	154,900	3,052,325
Industrial Support Services – 0.4%
Ashtead Group PLC (United Kingdom)	41,534	2,715,989
Institutional Financial Services – 0.4%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	308,533	814,551
Daiwa Securities Group, Inc. (Japan)	91,200	653,618
Japan Exchange Group, Inc. (Japan)	25,900	573,212
London Stock Exchange Group PLC (United Kingdom)	8,393	949,366
Moscow Exchange MICEX PJSC (Russia)(d)	83,130	—
		2,990,747
Insurance – 4.7%
AIA Group Ltd. (Hong Kong)	587,000	4,603,500
Allianz S.E. (Germany)(a)	38,996	10,418,798

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Insurance (Continued)
Aviva PLC (United Kingdom)	53,582	$292,481
BB Seguridade Participacoes S.A. (Brazil)	309,900	2,151,736
Dai-ichi Life Holdings, Inc. (Japan)	41,200	903,630
HDFC Life Insurance Co. Ltd. (India)(b)	117,771	817,776
Legal & General Group PLC (United Kingdom)	94,894	305,221
Manulife Financial Corp. (Canada)	280,100	6,191,805
MS&AD Insurance Group Holdings, Inc. (Japan)	25,900	1,069,534
Ping An Insurance Group Co. of China Ltd., Class H (China)	536,000	2,253,099
Prudential PLC (Hong Kong)	579,679	5,954,792
Sompo Holdings, Inc. (Japan)	10,300	534,070
Tokio Marine Holdings, Inc. (Japan)	40,200	1,059,971
		36,556,413
Internet Media & Services – 3.5%
Baidu, Inc., Class A (China)*	195,500	2,531,181
Meituan, Class B (China)(b)*	246,990	1,986,597
NAVER Corp. (South Korea)	21,015	3,133,802
Prosus N.V. (China)*	185,367	5,514,978
Tencent Holdings Ltd. (China)	285,500	9,910,082
Tencent Music Entertainment Group ADR (China)*	159,435	1,498,689
Trip.com Group Ltd. (China)*	44,750	1,628,875
Trip.com Group Ltd. ADR (China)*	35,958	1,314,625
		27,518,829
Leisure Facilities & Services – 1.3%
Accor S.A. (France)	90,719	3,582,813
Entain PLC (United Kingdom)	20,529	250,051
InterContinental Hotels Group PLC (United Kingdom)	6,376	604,146
Jiumaojiu International Holdings Ltd. (China)(b)	374,000	220,291
Jollibee Foods Corp. (Philippines)	130,510	588,854
Las Vegas Sands Corp.	32,229	1,576,643
OPAP S.A. (Greece)	34,253	593,016
	Number of Shares	Value
Leisure Facilities & Services (Continued)
Yum China Holdings, Inc. (China)	6,950	$239,121
Yum China Holdings, Inc. (New York Stock Exchange) (China)	62,784	2,171,698
		9,826,633
Leisure Products – 0.3%
Shimano, Inc. (Japan)	18,000	2,584,356
Machinery – 4.9%
Atlas Copco AB, Class A (Sweden)	270,026	4,309,459
CNH Industrial N.V.	583,766	7,005,192
Daifuku Co. Ltd. (Japan)	106,400	2,098,208
Doosan Bobcat, Inc. (South Korea)	7,344	279,689
Epiroc AB, Class A (Sweden)	163,809	2,894,300
FANUC Corp. (Japan)	55,500	1,535,262
Hangcha Group Co. Ltd., Class A (China)	119,000	380,136
Hongfa Technology Co. Ltd., Class A (China)	77,600	242,104
Keyence Corp. (Japan)	9,600	4,295,020
Komatsu Ltd. (Japan)	229,300	6,523,576
Nabtesco Corp. (Japan)	23,666	454,882
Sandvik AB (Sweden)	74,700	1,569,888
SMC Corp. (Japan)	2,500	1,391,611
Smiths Group PLC (United Kingdom)	74,744	1,531,776
Sumitomo Heavy Industries Ltd. (Japan)	21,164	549,089
WEG S.A. (Brazil)	69,063	450,253
Zhejiang Dingli Machinery Co. Ltd., Class A (China)	38,393	275,745
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A (China)	951,200	2,778,756
		38,564,946
Medical Equipment & Devices – 1.5%
Alcon, Inc. (Switzerland)(c)	48,639	3,653,275
FUJIFILM Holdings Corp. (Japan)	16,700	1,058,528
Hoya Corp. (Japan)	8,100	1,028,937
Olympus Corp. (Japan)	57,600	852,691
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (China)	11,400	426,195
Smith & Nephew PLC (United Kingdom)	30,066	420,473

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Sonova Holding A.G. (Switzerland)(a)	8,084	$2,583,619
Sysmex Corp. (Japan)	33,900	1,836,441
		11,860,159
Metals & Mining – 2.7%
Anglo American PLC (South Africa)	53,328	1,271,216
BHP Group Ltd. ADR (Australia)(c)	74,562	4,564,686
Cameco Corp. (Canada)	7,295	348,295
China Shenhua Energy Co. Ltd., Class H (China)	178,000	675,276
Glencore PLC (Australia)	798,703	4,225,904
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	205,425	1,058,903
Hindalco Industries Ltd. (India)	84,555	588,889
Rio Tinto PLC (Australia)	88,175	6,103,424
Sumitomo Metal Mining Co. Ltd. (Japan)	15,300	422,872
United Tractors Tbk PT (Indonesia)	431,700	627,091
Vale S.A. ADR (Brazil)	106,821	1,462,379
		21,348,935
Oil & Gas Producers – 6.2%
BP PLC (United Kingdom)	934,721	5,459,160
Canadian Natural Resources Ltd. (Canada)	26,646	1,705,249
Cenovus Energy, Inc. (Canada)	20,829	337,428
Chevron Corp.	5,184	764,277
China Petroleum & Chemical Corp., Class H (China)	1,067,092	555,105
Ecopetrol S.A. ADR (Colombia)(c)	13,677	164,534
ENEOS Holdings, Inc. (Japan)	144,000	581,552
Eni S.p.A. (Italy)	74,026	1,180,074
Equinor ASA (Norway)	27,585	789,402
Exxon Mobil Corp.	17,338	1,782,520
Galp Energia SGPS S.A. (Portugal)	142,749	2,247,119
Gazprom PJSC (Russia)(d)*	421,794	—
Imperial Oil Ltd. (Canada)	4,733	273,007
Inpex Corp. (Japan)	85,100	1,156,719
LUKOIL PJSC (Russia)(d)	61,010	—
MOL Hungarian Oil & Gas PLC (Hungary)	103,284	846,469
Neste OYJ (Finland)	23,474	809,255
OMV A.G. (Austria)	6,107	271,831
	Number of Shares	Value
Oil & Gas Producers (Continued)
Petroleo Brasileiro S.A. ADR (Brazil)	241,816	$4,127,799
PTT Exploration & Production PCL (Thailand)(a)	183,500	775,691
Reliance Industries Ltd. (India)	65,864	2,262,858
Repsol S.A. (Spain)	35,377	522,458
Rosneft Oil Co. PJSC (Russia)(d)	210,931	—
Santos Ltd. (Australia)	51,994	262,775
Shell PLC (Netherlands)	473,156	14,668,938
Suncor Energy, Inc. (Canada)	32,366	1,071,765
TotalEnergies S.E. (France)	66,838	4,336,154
Vibra Energia S.A. (Brazil)*	211,000	1,013,604
Woodside Energy Group Ltd. (Australia)	22,524	471,117
		48,436,860
Publishing & Broadcasting – 0.2%
Informa PLC (United Kingdom)	172,311	1,692,361
Real Estate Owners & Developers – 0.4%
China Vanke Co. Ltd., Class H (China)	494,295	388,910
Mitsubishi Estate Co. Ltd. (Japan)	115,100	1,594,816
Mitsui Fudosan Co. Ltd. (Japan)	23,300	584,918
Sumitomo Realty & Development Co. Ltd. (Japan)	17,800	559,795
Wharf Real Estate Investment Co. Ltd. (Hong Kong)	64,000	187,509
		3,315,948
Real Estate Services – 0.1%
KE Holdings, Inc. ADR (China)	57,969	821,421
Renewable Energy – 0.2%
LONGi Green Energy Technology Co. Ltd., Class A (China)	641,500	1,726,999
Retail - Consumer Staples – 1.6%
Alibaba Health Information Technology Ltd. (China)(c)*	2,090,000	767,983
Alimentation Couche-Tard, Inc. (Canada)	65,973	3,865,784
Clicks Group Ltd. (South Africa)	40,570	652,111

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Retail - Consumer Staples (Continued)
Jeronimo Martins SGPS S.A. (Portugal)	15,571	$354,136
Raia Drogasil S.A. (Brazil)	251,429	1,283,940
Seven & i Holdings Co. Ltd. (Japan)	22,800	900,482
Sumber Alfaria Trijaya Tbk PT (Indonesia)	2,080,700	349,213
Tesco PLC (United Kingdom)	229,653	832,175
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	378,463	1,563,195
Woolworths Holdings Ltd. (South Africa)	117,117	433,938
Yifeng Pharmacy Chain Co. Ltd., Class A (China)	236,456	1,248,054
		12,251,011
Retail - Discretionary – 0.7%
Associated British Foods PLC (United Kingdom)	13,869	410,791
Astra International Tbk PT (Indonesia)	2,820,000	913,794
Fast Retailing Co. Ltd. (Japan)	4,500	1,201,396
Jardine Matheson Holdings Ltd. (Hong Kong)	16,700	670,574
Kingfisher PLC (United Kingdom)	98,393	273,565
Localiza Rent a Car S.A. (Brazil)*	121,168	1,330,686
Zhongsheng Group Holdings Ltd. (China)	507,500	856,673
		5,657,479
Semiconductors – 4.8%
ASE Technology Holding Co. Ltd. (Taiwan)	608,000	2,628,855
ASMPT Ltd. (Hong Kong)	65,100	628,240
Globalwafers Co. Ltd. (Taiwan)	48,000	886,782
Infineon Technologies A.G. (Germany)	184,692	6,733,301
MediaTek, Inc. (Taiwan)	78,000	2,406,895
Novatek Microelectronics Corp. (Taiwan)	62,000	1,009,962
SK Hynix, Inc. (South Korea)	18,398	1,842,388
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	535,945	10,728,815
	Number of Shares	Value
Semiconductors (Continued)
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	79,180	$8,944,173
Tokyo Electron Ltd. (Japan)	10,300	1,911,396
		37,720,807
Software – 1.8%
Dassault Systemes S.E. (France)	68,303	3,540,711
Open Text Corp. (Canada)	80,848	3,525,693
SAP S.E. (Germany)	13,100	2,269,530
SAP S.E. ADR (Germany)	25,621	4,434,995
ZWSOFT Co. Ltd. (Guangzhou), Class A (China)	23,986	241,175
		14,012,104
Specialty Finance – 0.2%
Chailease Holding Co. Ltd. (Taiwan)	110,080	609,351
Jio Financial Services Ltd. (India)*	42,276	126,224
ORIX Corp. (Japan)	36,500	704,788
		1,440,363
Steel – 0.5%
Mitsui & Co. Ltd. (Japan)	40,800	1,654,736
Ternium S.A. ADR (Mexico)	13,951	539,346
thyssenkrupp A.G. (Germany)	214,400	1,323,210
		3,517,292
Technology Hardware – 4.7%
Casio Computer Co. Ltd. (Japan)	53,100	457,845
Hon Hai Precision Industry Co. Ltd. (Taiwan)	204,000	667,330
Kyocera Corp. (Japan)	68,800	1,007,237
Lenovo Group Ltd. (China)	1,672,000	1,750,703
Murata Manufacturing Co. Ltd. (Japan)	96,600	1,950,559
Nidec Corp. (Japan)	24,900	928,691
Nintendo Co. Ltd. (Japan)	53,600	2,994,681
Panasonic Holdings Corp. (Japan)	99,300	935,285
Samsung Electronics Co. Ltd. (South Korea)	103,461	5,621,744
Samsung Electronics Co. Ltd. GDR (South Korea)(a)	6,004	8,204,878
Sony Group Corp. (Japan)	97,400	9,551,862
TDK Corp. (Japan)	36,100	1,796,150
Yageo Corp. (Taiwan)	57,000	1,002,579
		36,869,544

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Technology Services – 2.6%
Adyen N.V. (Netherlands)(b)*	2,381	$2,986,221
Amadeus IT Group S.A. (Spain)	38,700	2,712,111
Arabian Internet & Communications Services Co. (Saudi Arabia)	1,689	147,367
Capgemini S.E. (France)	13,455	2,991,334
Experian PLC	17,040	709,246
Fujitsu Ltd. (Japan)	18,500	2,560,665
Globant S.A.*	3,264	769,684
Infosys Ltd. (India)	86,172	1,717,940
Infosys Ltd. ADR (India)(c)	47,975	952,783
RELX PLC (United Kingdom)	35,687	1,472,948
Tata Consultancy Services Ltd. (India)	26,845	1,233,021
Worldline S.A. (France)(b)*	157,600	2,130,514
		20,383,834
Telecommunications – 1.7%
America Movil S.A.B. de C.V. ADR (Mexico)	51,081	922,012
BT Group PLC (United Kingdom)	155,181	219,850
KDDI Corp. (Japan)	66,900	2,216,735
KT Corp. (South Korea)	39,738	1,052,580
Mobile TeleSystems PJSC ADR (Russia)(d)*	138,416	—
Nippon Telegraph & Telephone Corp. (Japan)	1,047,500	1,315,403
Softbank Corp. (Japan)	37,500	498,219
SoftBank Group Corp. (Japan)	49,200	2,123,996
Telkom Indonesia Persero Tbk PT (Indonesia)	11,093,400	2,782,523
Telkom Indonesia Persero Tbk PT ADR (Indonesia)(c)	40,196	1,011,331
Vodacom Group Ltd. (South Africa)	194,365	969,204
Vodafone Group PLC (United Kingdom)	559,077	475,295
		13,587,148
Tobacco & Cannabis – 0.4%
British American Tobacco PLC (United Kingdom)	53,879	1,588,547
Japan Tobacco, Inc. (Japan)	17,700	466,526
KT&G Corp. (South Korea)	9,237	627,324
		2,682,397
	Number of Shares	Value
Transportation & Logistics – 1.5%
Canadian National Railway Co. (Canada)(c)	21,365	$2,650,115
CCR S.A. (Brazil)	358,560	953,140
DSV A/S (Denmark)	14,700	2,629,974
East Japan Railway Co. (Japan)	31,000	1,772,972
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR (Mexico)(c)	1,228	191,433
Ryanair Holdings PLC ADR (Italy)	24,691	3,298,718
ZTO Express Cayman, Inc. ADR (China)	28,032	458,603
		11,954,955
Transportation Equipment – 1.0%
Daimler Truck Holding A.G. (Germany)	110,039	3,932,482
Volvo AB, Class B (Sweden)	111,300	2,667,341
Weichai Power Co. Ltd., Class H (China)	847,000	1,495,349
		8,095,172
Wholesale - Consumer Staples – 0.6%
Bid Corp. Ltd. (South Africa)	18,194	441,311
ITOCHU Corp. (Japan)	51,800	2,350,898
Mitsubishi Corp. (Japan)	96,900	1,670,066
		4,462,275
Wholesale - Discretionary – 0.1%
Bunzl PLC (United Kingdom)	22,426	911,388
Total Common Stocks (Cost $730,896,260)		750,444,529

Preferred Stocks – 0.5%
Chemicals – 0.1%
Sociedad Quimica y Minera de Chile S.A. ADR, 1.18% (Chile)(c)(e)	13,234	556,754
Technology Hardware – 0.4%
Samsung Electronics Co. Ltd., 2.46% (South Korea)(e)	73,900	3,233,558
Total Preferred Stocks (Cost $4,724,594)		3,790,312

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value

Rights – 0.0%(f)
Retail - Discretionary – 0.0%(f)
Localiza Rent a Car S.A. (Brazil)*	363	$733
Total Rights (Cost $—)		733

Number of Shares
Short-Term Investments – 3.6%
Money Market Funds – 3.6%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.17%(g)	24,839,212	24,839,212
	Number of Shares	Value
Money Market Funds (Continued)
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.37%(g)(h)	3,000,567	$3,000,567
Total Short-Term Investments (Cost $27,839,779)		27,839,779
Total Investments – 100.1% (Cost $763,460,633)		782,075,353
Liabilities less Other Assets – (0.1)%		(583,281)
NET ASSETS – 100.0%		$781,492,072

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Security either partially or fully on loan. As of January 31, 2024, the total value of securities on loan is $9,818,979.
(d)	Investment is valued using significant unobservable inputs (Level 3).
(e)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(f)	Amount rounds to less than 0.05%.
(g)	7-day current yield as of January 31, 2024 is disclosed.
(h)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2024, total cash collateral has a value of $3,000,567 and total non-cash collateral has a value of $7,232,266.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
JSC	Joint Stock Company
MICEX	Moscow Interbank Currency Exchange
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
QPSC	Qatari Public Shareholding Company

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
Concentration by Currency (%)(a)
Euro	20.3
Japanese Yen	17.6
U.S. Dollar	13.2
British Pound	12.6
Hong Kong Dollar	6.9
All other currencies less than 5%	29.4
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
Japan	17.6
China	10.6
Germany	9.5
United Kingdom	7.6
France	6.3
United States	5.2
All other countries less than 5%(b)	43.2
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$147,177,805	$603,266,724	$—*	$750,444,529
Preferred Stocks	556,754	3,233,558	—	3,790,312
Rights	733	—	—	733
Short-Term Investments	27,839,779	—	—	27,839,779
Total Investments	$175,575,071	$606,500,282	$—	$782,075,353

*Includes securities determined to have no value as of January 31, 2024.

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments
Morningstar Global Income Fund
	Par(a)	Value
Asset-Backed Securities – 4.4%
Other – 4.1%
AGL CLO 12 Ltd., Series 2021-12A, Class D, (3M CME Term SOFR + 3.11%, 2.85% Floor), 8.43%, 7/20/34(b)(c)	$250,000	$243,973
Aimco CLO 12 Ltd., Series 2020-12A, Class DR, (3M CME Term SOFR + 2.90%, 2.90% Floor), 8.22%, 1/17/32(b)(c)	250,000	250,300
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M4, (1M CME Term SOFR + 1.04%, 0.93% Floor), 6.38%, 5/25/35(c)	89,856	88,460
Apex Credit CLO Ltd., Series 2022-1A, Class D, (3M CME Term SOFR + 4.40%, 4.40% Floor), 9.72%, 4/22/33(b)(c)	130,000	129,095
Bain Capital Credit CLO Ltd., Series 2022-2A, Class D1, (3M CME Term SOFR + 3.65%, 3.65% Floor), 8.97%, 4/22/35(b)(c)	250,000	251,038
Barings CLO Ltd.,
Series 2016-2A, Class ER2, (3M CME Term SOFR + 6.76%, 6.50% Floor), 12.08%, 1/20/32(b)(c)	390,000	382,185
Series 2018-3A, Class D, (3M CME Term SOFR + 3.16%), 8.48%, 7/20/29(b)(c)	260,000	258,703

BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, (3M CME Term SOFR + 7.12%, 6.86% Floor), 12.45%, 7/25/34(b)(c)	250,000	245,589
Bristol Park CLO Ltd., Series 2016-1A, Class DR, (3M CME Term SOFR + 3.21%, 2.95% Floor), 8.53%, 4/15/29(b)(c)	250,000	246,883
Canyon CLO Ltd., Series 2020-1A, Class BR, (3M CME Term SOFR + 1.96%, 1.70% Floor), 7.28%, 7/15/34(b)(c)	250,000	249,449
	Par(a)	Value
Other (Continued)

CarVal CLO VII-C Ltd., Series 2023-1A, Class A1, (3M CME Term SOFR + 2.20%, 2.20% Floor), 7.52%, 1/20/35(b)(c)	$240,000	$240,948
Cook Park CLO Ltd., Series 2018-1A, Class D, (3M CME Term SOFR + 2.86%), 8.18%, 4/17/30(b)(c)	250,000	238,809
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class C, 3.50%, 5/20/48(b)	466,476	305,603
Greenwood Park CLO Ltd., Series 2018-1A, Class E, (3M CME Term SOFR + 5.21%), 10.53%, 4/15/31(b)(c)	250,000	238,909
Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.60%, 11/01/35(b)	233,012	188,062
KKR CLO 40 Ltd., Series 40A, Class D, (3M CME Term SOFR + 3.90%, 3.90% Floor), 9.22%, 10/20/34(b)(c)	300,000	299,567
Magnetite VII Ltd., Series 2012-7A, Class DR2, (3M CME Term SOFR + 4.76%), 10.08%, 1/15/28(b)(c)	250,000	248,549
National Collegiate Student Loan Trust, Series 2007-2, Class A4, (1M CME Term SOFR + 0.40%), 5.74%, 1/25/33(c)	336,981	314,622
Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class DR, (3M CME Term SOFR + 3.16%, 2.90% Floor), 8.48%, 10/16/33(b)(c)	250,000	249,397
Oaktree CLO Ltd., Series 2022-1A, Class E, (3M CME Term SOFR + 7.76%, 7.76% Floor), 13.14%, 5/15/33(b)(c)	487,000	485,287
Ocean Trails CLO IX, Series 2020-9A, Class DR, (3M CME Term SOFR + 4.01%, 3.75% Floor), 9.33%, 10/15/34(b)(c)	280,000	270,994

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Other (Continued)

Ocean Trails CLO XIV Ltd., Series 2023-14A, Class A1, (3M CME Term SOFR + 2.00%, 2.00% Floor), 7.32%, 1/20/35(b)(c)	$220,000	$220,980
Octagon Investment Partners 32 Ltd., Series 2017-1A, Class D, (3M CME Term SOFR + 3.66%), 8.98%, 7/15/29(b)(c)	250,000	246,251
OHA Loan Funding Ltd., Series 2013-1A, Class DR2, (3M CME Term SOFR + 3.31%), 8.63%, 7/23/31(b)(c)	200,000	199,003
Palmer Square Loan Funding Ltd., Series 2022-3A, Class C, (3M CME Term SOFR + 5.40%, 5.40% Floor), 10.71%, 4/15/31(b)(c)	210,000	211,645
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 6/15/44(b)	187,663	165,151
RAD CLO 21 Ltd., Series 2023-21A, Class D, (3M CME Term SOFR + 4.40%, 4.40% Floor), 9.77%, 1/25/33(b)(c)	160,000	160,000
SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, 1/15/53(b)	199,088	174,993
Stonepeak ABS, Series 2021-1A, Class A, 2.68%, 2/28/33(b)	258,297	234,882
Sycamore Tree CLO Ltd., Series 2023-2A, Class A, (3M CME Term SOFR + 2.33%, 2.33% Floor), 7.65%, 4/20/35(b)(c)	250,000	252,354
Symphony CLO XXV Ltd., Series 2021-25A, Class D, (3M CME Term SOFR + 3.86%, 3.60% Floor), 9.17%, 4/19/34(b)(c)	250,000	245,205
Trinitas Clo XXVI Ltd., Series 2023-26A, Class C, (3M CME Term SOFR + 2.95%, 2.95% Floor), 8.27%, 1/20/35(b)(c)	170,000	169,914
	Par(a)	Value
Other (Continued)

Valley Stream Park CLO Ltd., Series 2022-1A, Class DR, (3M CME Term SOFR + 4.15%, 4.15% Floor), 9.47%, 10/20/34(b)(c)	$110,000	$110,006
Voya CLO Ltd., Series 2020-3A, Class DR, (3M CME Term SOFR + 3.51%, 3.25% Floor), 8.83%, 10/20/34(b)(c)	260,000	256,548
		8,073,354
Specialty Finance – 0.3%
MF1 LLC, Series 2022-FL9, Class A, (1M CME Term SOFR + 2.15%, 2.15% Floor), 7.49%, 6/19/37(b)(c)	240,000	240,884
Whitebox CLO IV Ltd., Series 2023-4A, Class A1, (3M CME Term SOFR + 2.15%, 2.15% Floor), 7.47%, 4/20/36(b)(c)	260,000	261,603
		502,487
Total Asset-Backed Securities (Cost $8,607,058)		8,575,841

	Number of Shares
Common Stocks – 44.1%
Advertising & Marketing – 0.0%(d)
WPP PLC (United Kingdom)	2,106	20,366
Aerospace & Defense – 1.8%
BAE Systems PLC (United Kingdom)	235,041	3,501,282
Asset Management – 1.5%
BlackRock, Inc.	431	333,728
Blackstone, Inc.	1,672	208,080
Macquarie Korea Infrastructure Fund (South Korea)	224,573	2,093,774
St. James's Place PLC (United Kingdom)	1,461	12,027
T. Rowe Price Group, Inc.	2,999	325,242
		2,972,851
Automotive – 0.6%
Mercedes-Benz Group A.G. (Germany)	17,212	1,162,030

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Banking – 3.7%
Barclays PLC (United Kingdom)	14,482	$26,912
BNP Paribas S.A. (France)	30,051	2,018,952
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	165,800	1,685,888
HSBC Holdings PLC (United Kingdom)	17,402	135,870
JPMorgan Chase & Co.	14,130	2,463,707
Lloyds Banking Group PLC (United Kingdom)	82,968	44,475
NatWest Group PLC (United Kingdom)	7,139	20,147
PNC Financial Services Group (The), Inc.	1,738	262,803
Standard Chartered PLC (United Kingdom)	2,976	22,491
Truist Financial Corp.	3,253	120,556
U.S. Bancorp	8,096	336,308
		7,138,109
Beverages – 2.1%
Arca Continental S.A.B. de C.V. (Mexico)	243,102	2,763,861
Coca-Cola (The) Co.	12,946	770,158
Diageo PLC (United Kingdom)	2,332	84,227
PepsiCo, Inc.	3,174	534,914
		4,153,160
Biotechnology & Pharmaceuticals – 2.8%
AbbVie, Inc.	4,274	702,645
Amgen, Inc.	1,593	500,616
AstraZeneca PLC (United Kingdom)	1,449	192,104
Bristol-Myers Squibb Co.	7,349	359,146
Gilead Sciences, Inc.	5,403	422,839
GSK PLC	4,051	80,119
Johnson & Johnson	5,552	882,213
Novartis A.G. ADR (Switzerland)	17,806	1,842,387
Pfizer, Inc.	17,623	477,231
		5,459,300
Cable & Satellite – 0.5%
Comcast Corp., Class A	19,316	898,967
Chemicals – 0.3%
Air Products and Chemicals, Inc.	2,040	521,648
	Number of Shares	Value
Commercial Support Services – 0.0%(d)
Compass Group PLC (United Kingdom)	1,603	$44,153
Rentokil Initial PLC (United Kingdom)	3,454	17,787
		61,940
Construction Materials – 0.7%
Cie de Saint-Gobain (France)	18,457	1,305,031
CRH PLC	320	22,701
		1,327,732
Containers & Packaging – 0.2%
Amcor PLC	45,635	430,338
Diversified Industrials – 1.4%
Emerson Electric Co.	4,632	424,894
Illinois Tool Works, Inc.	829	216,286
Siemens A.G. (Germany)(e)	11,260	2,015,809
		2,656,989
Electric Utilities – 0.9%
American Electric Power Co., Inc.	4,636	362,257
Dominion Energy, Inc.	7,050	322,326
Duke Energy Corp.	5,752	551,214
Edison International	5,418	365,607
National Grid PLC (United Kingdom)	3,165	42,155
SSE PLC (United Kingdom)	917	19,530
		1,663,089
Electrical Equipment – 0.5%
Johnson Controls International PLC	19,250	1,014,283
Food – 0.2%
Mondelez International, Inc., Class A	6,042	454,781
Forestry, Paper & Wood Products – 0.9%
UPM-Kymmene OYJ (Finland)	49,338	1,794,533
Gas & Water Utilities – 0.1%
NiSource, Inc.	8,206	213,110
Severn Trent PLC (United Kingdom)	433	14,233
		227,343
Health Care Facilities & Services – 0.2%
CVS Health Corp.	4,163	309,602

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Home Construction – 0.0%(d)
Berkeley Group Holdings (The) PLC (United Kingdom)	359	$21,739
Household Products – 0.7%
Haleon PLC	6,276	25,492
Kimberly-Clark Corp.	2,712	328,071
Procter & Gamble (The) Co.	5,303	833,313
Reckitt Benckiser Group PLC (United Kingdom)	911	65,866
Unilever PLC (United Kingdom)	2,481	120,726
		1,373,468
Industrial Support Services – 0.0%(d)
Ashtead Group PLC (United Kingdom)	261	17,067
Institutional Financial Services – 1.4%
CME Group, Inc.	3,059	629,665
London Stock Exchange Group PLC (United Kingdom)	397	44,906
Morgan Stanley	21,232	1,852,280
Northern Trust Corp.	3,282	261,378
		2,788,229
Insurance – 1.2%
Aviva PLC (United Kingdom)	2,717	14,831
Legal & General Group PLC (United Kingdom)	5,377	17,295
Prudential PLC (Hong Kong)	3,125	32,102
Zurich Insurance Group A.G. (Switzerland)	4,600	2,337,211
		2,401,439
Leisure Facilities & Services – 2.3%
Entain PLC (United Kingdom)	1,382	16,833
InterContinental Hotels Group PLC (United Kingdom)	266	25,205
McDonald's Corp.	1,196	350,093
OPAP S.A. (Greece)	225,386	3,902,066
Starbucks Corp.	2,494	232,017
		4,526,214
Leisure Products – 0.1%
Hasbro, Inc.	3,461	169,416
Machinery – 0.0%(d)
Smiths Group PLC (United Kingdom)	756	15,493
	Number of Shares	Value
Medical Equipment & Devices – 0.3%
Medtronic PLC	6,600	$577,764
Smith & Nephew PLC (United Kingdom)	1,606	22,460
		600,224
Metals & Mining – 2.5%
Anglo American PLC (South Africa)	1,284	30,608
BHP Group Ltd. (Australia)	70,201	2,147,732
Glencore PLC (Australia)	66,774	353,299
Rio Tinto Ltd. (Australia)	27,009	2,324,054
Rio Tinto PLC (Australia)	1,104	76,418
		4,932,111
Oil & Gas Producers – 2.8%
BP PLC (United Kingdom)	16,366	95,584
Exxon Mobil Corp.	4,424	454,832
Gazprom PJSC (Russia)(f)*	33,780	—
Kinder Morgan, Inc.	12,609	213,344
LUKOIL PJSC (Russia)(f)	1,232	—
ONEOK, Inc.	4,662	318,182
Petroleo Brasileiro S.A. (Brazil)	445,490	3,822,416
Rosneft Oil Co. PJSC (Russia)(f)	17,410	—
Shell PLC (Netherlands)	5,969	185,053
Williams (The) Cos., Inc.	9,227	319,808
		5,409,219
Publishing & Broadcasting – 0.0%(d)
Informa PLC (United Kingdom)	1,645	16,156
Real Estate Investment Trusts – 3.6%
Crown Castle, Inc.	3,831	414,706
Federal Realty Investment Trust	3,265	332,149
PowerGrid Infrastructure Investment Trust (India)(b)	968,453	1,126,662
Realty Income Corp.	4,031	219,246
Simon Property Group, Inc.	2,210	306,328
TF Administradora Industrial S. de R.L. de C.V. (Mexico)	1,390,018	2,996,233
VICI Properties, Inc.	55,770	1,679,792
		7,075,116
Retail - Consumer Staples – 0.0%(d)
Tesco PLC (United Kingdom)	10,392	37,657

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Retail - Discretionary – 0.0%(d)
Associated British Foods PLC (United Kingdom)	695	$20,586
Kingfisher PLC (United Kingdom)	4,984	13,857
		34,443
Semiconductors – 4.1%
Broadcom, Inc.	3,356	3,960,080
MediaTek, Inc. (Taiwan)	113,000	3,486,911
Texas Instruments, Inc.	3,848	616,142
		8,063,133
Technology Hardware – 1.6%
NetApp, Inc.	2,475	215,820
Unimicron Technology Corp. (Taiwan)	504,620	2,831,060
		3,046,880
Technology Services – 0.4%
Experian PLC	838	34,880
International Business Machines Corp.	3,314	608,649
RELX PLC (United Kingdom)	1,652	68,185
		711,714
Telecommunications – 2.9%
BCE, Inc. (Canada)	3,483	140,539
BT Group PLC (United Kingdom)	9,736	13,793
Nippon Telegraph & Telephone Corp. (Japan)	1,388,000	1,742,988
Softbank Corp. (Japan)	228,775	3,039,470
Verizon Communications, Inc.	17,561	743,708
Vodafone Group PLC (United Kingdom)	25,777	21,914
		5,702,412
Tobacco & Cannabis – 0.8%
British American Tobacco PLC (United Kingdom)	2,762	81,434
British American Tobacco PLC ADR (United Kingdom)	21,925	648,980
Philip Morris International, Inc.	8,227	747,423
		1,477,837
Transportation & Logistics – 0.2%
United Parcel Service, Inc., Class B	2,810	398,739
Transportation Equipment – 0.8%
Volvo AB, Class B (Sweden)	67,829	1,625,544
	Number of Shares	Value
Wholesale - Discretionary – 0.0%(d)
Bunzl PLC (United Kingdom)	562	$22,840
Total Common Stocks (Cost $77,569,867)		86,235,433

	Par(a)
Convertible Bonds – 0.2%
Cable & Satellite – 0.1%
DISH Network Corp., 0.00%, 12/15/25(g)	$320,000	227,680
Publishing & Broadcasting – 0.0%(d)
Gannett Co., Inc., 6.00%, 12/01/27(b)	20,000	16,500
Technology Services – 0.1%
Multiplan Corp., 6.00%, 10/15/27(b)	130,000	90,201
Total Convertible Bonds (Cost $319,506)		334,381

	Number of Shares
Convertible Preferred Stocks – 0.0%
Oil & Gas Producers – 0.0%(d)
Equitrans Midstream Corp., 9.75%(c)(h)	1,292	28,760
Total Convertible Preferred Stocks (Cost $28,424)		28,760

	Par(a)
Corporate Bonds – 14.1%
Aerospace & Defense – 0.4%
Boeing (The) Co., 3.25%, 2/01/35	$240,000	198,870
TransDigm, Inc.,
6.25%, 3/15/26(b)	40,000	39,728
6.75%, 8/15/28(b)	150,000	152,454
7.13%, 12/01/31(b)	190,000	198,033

Triumph Group, Inc., 9.00%, 3/15/28(b)	160,000	168,824
		757,909
Automotive – 0.7%
Clarios Global L.P./Clarios U.S. Finance Co., 8.50%, 5/15/27(b)	250,000	249,315

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Automotive (Continued)
Ford Motor Co., 3.25%, 2/12/32(h)	$540,000	$447,024
Ford Motor Credit Co. LLC, 3.63%, 6/17/31	270,000	232,339
PM General Purchaser LLC, 9.50%, 10/01/28(b)	460,000	465,216
		1,393,894
Biotechnology & Pharmaceuticals – 0.1%
Bausch Health Cos., Inc.,
5.50%, 11/01/25(b)	110,000	101,090
6.13%, 2/01/27(b)(h)	90,000	56,948
		158,038
Cable & Satellite – 1.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 2/01/31(b)	400,000	338,218
4.50%, 5/01/32	80,000	66,741

Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, 7/01/49	70,000	55,754
CSC Holdings LLC,
7.50%, 4/01/28(b)(h)	640,000	426,034
11.25%, 5/15/28(b)	200,000	202,655
11.75%, 1/31/29(b)	250,000	253,933

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	180,000	171,124
DISH DBS Corp.,
5.25%, 12/01/26(b)	80,000	63,000
5.75%, 12/01/28(b)	150,000	100,909

DISH Network Corp., 11.75%, 11/15/27(b)	160,000	166,993
Time Warner Cable LLC, 6.75%, 6/15/39	90,000	89,403
		1,934,764
Commercial Support Services – 0.3%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.63%, 7/15/26(b)	130,000	128,097
Clean Harbors, Inc., 5.13%, 7/15/29(b)	100,000	95,656
CoreCivic, Inc., 8.25%, 4/15/26(h)	180,000	184,500
RR Donnelley & Sons Co., 9.75%, 7/31/28(b)	80,000	79,900
	Par(a)	Value
Commercial Support Services (Continued)
TKC Holdings, Inc., 6.88%, 5/15/28(b)	$50,000	$45,625
ZipRecruiter, Inc., 5.00%, 1/15/30(b)	60,000	53,443
		587,221
Construction Materials – 0.3%
Advanced Drainage Systems, Inc.,
5.00%, 9/30/27(b)	160,000	154,086
6.38%, 6/15/30(b)(h)	110,000	110,911
Smyrna Ready Mix Concrete LLC,
6.00%, 11/01/28(b)	160,000	156,392
8.88%, 11/15/31(b)	190,000	199,607
		620,996
Consumer Services – 0.1%
Carriage Services, Inc., 4.25%, 5/15/29(b)	140,000	121,450
WW International, Inc., 4.50%, 4/15/29(b)(h)	120,000	56,383
		177,833
Containers & Packaging – 0.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(b)(h)	210,000	207,623
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 2/01/28(b)	60,000	60,212
		267,835
Electrical Equipment – 0.1%
Vertiv Group Corp., 4.13%, 11/15/28(b)(h)	220,000	204,148
Engineering & Construction – 0.2%
TopBuild Corp.,
3.63%, 3/15/29(b)	150,000	135,701
4.13%, 2/15/32(b)	10,000	8,738

Tutor Perini Corp., 6.88%, 5/01/25(b)(h)	310,000	303,744
		448,183
Food – 0.1%
Darling Ingredients, Inc., 6.00%, 6/15/30(b)	160,000	159,013
Health Care Facilities & Services – 0.7%
Akumin, Inc.,
7.00%, 11/01/25(b)(i)	250,000	203,750
7.50%, 8/01/28(b)(i)	10,000	7,662

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Health Care Facilities & Services (Continued)
CHS/Community Health Systems, Inc.,
5.63%, 3/15/27(b)	$20,000	$18,476
6.00%, 1/15/29(b)	380,000	343,341
6.13%, 4/01/30(b)	220,000	143,192
10.88%, 1/15/32(b)	120,000	125,531

HCA, Inc., 7.50%, 11/06/33	90,000	101,476
LifePoint Health, Inc., 9.88%, 8/15/30(b)	260,000	265,868
Option Care Health, Inc., 4.38%, 10/31/29(b)	210,000	191,638
U.S. Renal Care, Inc., 10.63%, 6/28/28(b)	52,500	42,525
		1,443,459
Home & Office Products – 0.1%
Newell Brands, Inc.,
5.20%, 4/01/26	210,000	204,429
6.38%, 9/15/27	20,000	19,644
		224,073
Home Construction – 0.0%(d)
MDC Holdings, Inc., 6.00%, 1/15/43	50,000	50,725
Industrial Intermediate Products – 0.1%
Park-Ohio Industries, Inc., 6.63%, 4/15/27(h)	220,000	201,351
Industrial Support Services – 0.4%
H&E Equipment Services, Inc., 3.88%, 12/15/28(b)	90,000	81,719
PECF USS Intermediate Holding III Corp., 8.00%, 11/15/29(b)	220,000	106,150
United Rentals North America, Inc.,
5.50%, 5/15/27(h)	100,000	99,744
6.00%, 12/15/29(b)	540,000	547,409
		835,022
Institutional Financial Services – 0.3%
Jane Street Group/JSG Finance, Inc., 4.50%, 11/15/29(b)(h)	180,000	164,555
LPL Holdings, Inc., 4.00%, 3/15/29(b)	110,000	101,378
State Street Corp., (5Y US Treasury CMT + 2.61%), 6.70%, 3/15/29(j)(k)	80,000	79,800
StoneX Group, Inc., 8.63%, 6/15/25(b)	180,000	181,893
		527,626
	Par(a)	Value
Insurance – 0.2%
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co-Issuer, Inc., (100% Cash), 7.63%, 10/15/25(b)(l)	$400,000	$403,005
Internet Media & Services – 0.1%
Ziff Davis, Inc., 4.63%, 10/15/30(b)(h)	210,000	192,296
Leisure Facilities & Services – 1.4%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(b)(h)	110,000	70,400
Boyne USA, Inc., 4.75%, 5/15/29(b)	120,000	109,919
Caesars Entertainment, Inc.,
7.00%, 2/15/30(b)	100,000	102,765
6.50%, 2/15/32(b)(m)	320,000	323,540
Carnival Corp.,
5.75%, 3/01/27(b)	230,000	226,596
4.00%, 8/01/28(b)	90,000	83,251

Carnival Holdings Bermuda Ltd., 10.38%, 5/01/28(b)	80,000	87,517
Full House Resorts, Inc., 8.25%, 2/15/28(b)(h)	200,000	189,586
Mohegan Tribal Gaming Authority,
8.00%, 2/01/26(b)	203,000	190,637
13.25%, 12/15/27(b)	60,000	64,500
NCL Corp. Ltd.,
5.88%, 3/15/26(b)	170,000	165,762
8.13%, 1/15/29(b)	70,000	73,478
Royal Caribbean Cruises Ltd.,
4.25%, 7/01/26(b)	280,000	269,424
5.50%, 8/31/26(b)	340,000	336,554
11.63%, 8/15/27(b)	40,000	43,510
8.25%, 1/15/29(b)	60,000	63,651
9.25%, 1/15/29(b)	80,000	85,930
Viking Cruises Ltd.,
5.88%, 9/15/27(b)	70,000	67,467
9.13%, 7/15/31(b)	150,000	160,500

VOC Escrow Ltd., 5.00%, 2/15/28(b)	20,000	19,098
		2,734,085
Leisure Products – 0.1%
Winnebago Industries, Inc., 6.25%, 7/15/28(b)	200,000	196,680

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Machinery – 0.2%
Titan International, Inc., 7.00%, 4/30/28	$290,000	$289,121
Medical Equipment & Devices – 0.1%
Medline Borrower L.P., 5.25%, 10/01/29(b)	260,000	242,426
Metals & Mining – 0.0%(d)
Freeport-McMoRan, Inc., 5.45%, 3/15/43	60,000	57,714
Oil & Gas Producers – 3.7%
Berry Petroleum Co. LLC, 7.00%, 2/15/26(b)	540,000	528,055
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, 12/15/25(b)	220,000	222,128
Chord Energy Corp., 6.38%, 6/01/26(b)	200,000	199,987
Continental Resources, Inc., 5.75%, 1/15/31(b)	150,000	149,295
Crescent Energy Finance LLC, 9.25%, 2/15/28(b)	110,000	114,196
Devon Energy Corp., 5.00%, 6/15/45	150,000	133,433
Endeavor Energy Resources L.P./EER Finance, Inc., 5.75%, 1/30/28(b)	160,000	159,258
Energy Transfer L.P.,
(5Y US Treasury CMT + 5.31%), 7.13%, 5/15/30(j)(k)	70,000	67,665
5.35%, 5/15/45	90,000	83,696
EQM Midstream Partners L.P.,
7.50%, 6/01/30(b)	100,000	107,253
4.75%, 1/15/31(b)(h)	150,000	139,832

EQT Corp., 3.13%, 5/15/26(b)	20,000	19,008
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 4/15/32(b)	120,000	115,200
8.38%, 11/01/33(b)	120,000	128,969
Howard Midstream Energy Partners LLC,
6.75%, 1/15/27(b)	130,000	129,448
8.88%, 7/15/28(b)	110,000	115,530

Northern Oil & Gas, Inc., 8.13%, 3/01/28(b)	220,000	223,424
Occidental Petroleum Corp.,
7.15%, 5/15/28	180,000	189,109
	Par(a)	Value
Oil & Gas Producers (Continued)
Occidental Petroleum Corp.,
6.45%, 9/15/36	$240,000	$256,020
7.95%, 6/15/39	400,000	467,066
4.40%, 8/15/49	60,000	44,650
Permian Resources Operating LLC,
5.88%, 7/01/29(b)	340,000	332,547
9.88%, 7/15/31(b)	150,000	166,156
7.00%, 1/15/32(b)	70,000	72,268

Range Resources Corp., 8.25%, 1/15/29(h)	500,000	518,420
Rockies Express Pipeline LLC, 7.50%, 7/15/38(b)	100,000	100,500
SilverBow Resources, Inc., (3M CME Term SOFR + 7.75%), 13.13%, 12/15/28(b)(c)(f)(n)	480,000	469,147
Southwestern Energy Co., 4.75%, 2/01/32	300,000	277,871
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/26(b)	120,000	120,012
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(b)	80,000	74,361
Transcontinental Gas Pipe Line Co. LLC, 4.60%, 3/15/48	80,000	71,962
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30(b)	190,000	190,151
4.13%, 8/15/31(b)	220,000	194,551
3.88%, 11/01/33(b)	150,000	127,038
Venture Global LNG, Inc.,
8.38%, 6/01/31(b)	130,000	131,279
9.88%, 2/01/32(b)	100,000	105,163
Western Midstream Operating L.P.,
5.45%, 4/01/44	290,000	263,039
5.30%, 3/01/48	410,000	359,448

Williams (The) Cos., Inc., 8.75%, 3/15/32	30,000	36,429
		7,203,564
Oil, Gas Services & Equipment – 0.1%
Nabors Industries Ltd., 7.25%, 1/15/26(b)	50,000	48,753
Noble Finance II LLC, 8.00%, 4/15/30(b)(h)	90,000	93,460
		142,213

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Publishing & Broadcasting – 0.2%
Clear Channel Outdoor Holdings, Inc., 5.13%, 8/15/27(b)	$100,000	$94,179
McClatchy (The) Co. LLC, (100% Cash), 11.00%, 7/15/27(b)(h)(l)	139,380	152,621
Nexstar Media, Inc., 5.63%, 7/15/27(b)	120,000	116,869
		363,669
Real Estate Investment Trusts – 0.1%
MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 8/01/26(h)	70,000	59,218
5.00%, 10/15/27	80,000	60,551
Service Properties Trust,
5.50%, 12/15/27	90,000	84,656
8.63%, 11/15/31(b)	20,000	21,206
		225,631
Real Estate Owners & Developers – 0.0%(d)
Five Point Operating Co. L.P./Five Point Capital Corp., 10.50%, 1/15/28(b)	75,562	77,073
Real Estate Services – 0.1%
Cushman & Wakefield U.S. Borrower LLC, 8.88%, 9/01/31(b)	110,000	114,820
Renewable Energy – 0.2%
Sunnova Energy Corp., 5.88%, 9/01/26(b)	450,000	373,500
Retail - Discretionary – 0.6%
Bath & Body Works, Inc.,
5.25%, 2/01/28	60,000	58,726
6.63%, 10/01/30(b)(h)	100,000	101,315

Builders FirstSource, Inc., 4.25%, 2/01/32(b)	160,000	143,079
Foot Locker, Inc., 4.00%, 10/01/29(b)(h)	260,000	219,627
Michaels (The) Cos., Inc., 5.25%, 5/01/28(b)	140,000	109,966
QVC, Inc.,
4.45%, 2/15/25	240,000	232,307
4.38%, 9/01/28	40,000	29,649

Sally Holdings LLC/Sally Capital, Inc., 5.63%, 12/01/25	320,000	317,265
		1,211,934
Software – 0.4%
athenahealth Group, Inc., 6.50%, 2/15/30(b)	130,000	116,124
	Par(a)	Value
Software (Continued)
Central Parent, Inc./CDK Global, Inc., 7.25%, 6/15/29(b)	$260,000	$264,909
Crowdstrike Holdings, Inc., 3.00%, 2/15/29	100,000	89,373
Gen Digital, Inc., 7.13%, 9/30/30(b)(h)	220,000	228,226
Rackspace Technology Global, Inc., 3.50%, 2/15/28(b)	30,000	11,748
		710,380
Specialty Finance – 0.6%
Burford Capital Global Finance LLC, 9.25%, 7/01/31(b)	200,000	208,500
FirstCash, Inc., 5.63%, 1/01/30(b)	180,000	171,560
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.,
4.25%, 2/01/27(b)	20,000	18,512
4.75%, 6/15/29(b)	80,000	71,609

Midcap Financial Issuer Trust, 6.50%, 5/01/28(b)	200,000	182,658
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 3/01/29(b)	460,000	408,874
		1,061,713
Technology Hardware – 0.1%
CommScope, Inc.,
6.00%, 3/01/26(b)	20,000	17,324
4.75%, 9/01/29(b)(h)	140,000	92,557

NCR Voyix Corp., 5.13%, 4/15/29(b)	160,000	149,700
		259,581
Technology Services – 0.2%
GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31(b)	210,000	218,152
MPH Acquisition Holdings LLC, 5.75%, 11/01/28(b)	30,000	23,870
Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(b)	120,000	107,036
		349,058
Tobacco & Cannabis – 0.0%(d)
Altria Group, Inc., 5.95%, 2/14/49	80,000	80,217

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Transportation & Logistics – 0.6%
American Airlines Pass Through Trust, Series 2017-1, Class B, 4.95%, 2/15/25	$102,000	$99,822
American Airlines, Inc., 8.50%, 5/15/29(b)	120,000	127,202
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)	170,000	166,945
Carriage Purchaser, Inc., 7.88%, 10/15/29(b)(h)	130,000	110,500
RXO, Inc., 7.50%, 11/15/27(b)(h)	50,000	51,500
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25(b)	100,000	65,250
8.00%, 9/20/25(b)	250,000	163,125

United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/26	33,360	32,584
United Airlines, Inc., 4.63%, 4/15/29(b)	110,000	101,754
XPO, Inc.,
6.25%, 6/01/28(b)	100,000	100,119
7.13%, 2/01/32(b)	80,000	81,551
		1,100,352
Transportation Equipment – 0.1%
JB Poindexter & Co., Inc., 8.75%, 12/15/31(b)	100,000	102,375
Total Corporate Bonds (Cost $27,777,148)		27,483,497

Foreign Issuer Bonds – 6.5%
Angola – 0.1%
Angolan Government International Bond, 8.75%, 4/14/32(b)	210,000	180,212
Argentina – 0.3%
Provincia de Buenos Aires, (Step to 6.63% on 9/01/24), 6.38%, 9/01/37(b)(o)	600,000	233,606
Provincia de Cordoba, 6.99%, 6/01/27(b)	200,000	162,000
YPF S.A., 8.50%, 7/28/25(b)	200,000	192,797
		588,403
Brazil – 0.3%
MercadoLibre, Inc., 3.13%, 1/14/31	270,000	227,037
	Par(a)	Value
Brazil (Continued)
Suzano Austria GmbH, 3.13%, 1/15/32	$160,000	$131,999
Vale Overseas Ltd., 6.25%, 8/10/26	130,000	132,675
		491,711
Canada – 1.0%
Air Canada, 3.88%, 8/15/26(b)	250,000	237,770
Bank of Nova Scotia (The), (5Y US Treasury CMT + 4.02%), 8.00%, 1/27/84(k)	250,000	253,961
Bombardier, Inc., 7.88%, 4/15/27(b)	200,000	199,744
GFL Environmental, Inc.,
5.13%, 12/15/26(b)	60,000	58,580
4.75%, 6/15/29(b)(h)	300,000	281,624
6.75%, 1/15/31(b)	110,000	112,506

Hudbay Minerals, Inc., 6.13%, 4/01/29(b)	90,000	88,852
MEG Energy Corp.,
7.13%, 2/01/27(b)	200,000	202,462
5.88%, 2/01/29(b)	40,000	39,030

Superior Plus L.P./Superior General Partner, Inc., 4.50%, 3/15/29(b)	50,000	45,316
TransAlta Corp., 6.50%, 3/15/40	380,000	375,406
		1,895,251
China – 0.1%
Prosus N.V., 3.06%, 7/13/31(b)	270,000	219,778
Colombia – 0.1%
Ecopetrol S.A., 8.38%, 1/19/36	200,000	202,540
Denmark – 0.1%
Danske Bank A/S, (1Y US Treasury CMT + 2.10%), 6.47%, 1/09/26(b)(k)	270,000	272,129
Dominican Republic – 0.2%
Dominican Republic International Bond, 4.88%, 9/23/32	310,000	276,310
France – 0.2%
BNP Paribas S.A., (5Y US Treasury CMT + 4.90%), 7.75%, 8/16/29(b)(j)(k)	200,000	202,009
Credit Agricole S.A., (5Y USD Swap Rate + 6.19%), 8.13%, 12/23/25(b)(j)(k)	200,000	205,000
		407,009

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par(a)	Value
Germany – 0.1%
ZF North America Capital, Inc., 7.13%, 4/14/30(b)(h)		$160,000	$168,796
Guatemala – 0.1%
Millicom International Cellular S.A., 4.50%, 4/27/31(b)		250,000	210,625
Hong Kong – 0.1%
Melco Resorts Finance Ltd., 5.38%, 12/04/29(b)		200,000	177,968
Indonesia – 0.3%
Indonesia Treasury Bond, 6.50%, 2/15/31	IDR	8,192,000,000	514,904
Israel – 0.3%
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		140,000	134,252
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/01/26		50,000	46,514
4.75%, 5/09/27		260,000	251,225
4.10%, 10/01/46		110,000	75,334
			507,325
Italy – 0.2%
Intesa Sanpaolo S.p.A., 7.80%, 11/28/53(b)		200,000	219,357
UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(k)		210,000	196,942
			416,299
Ivory Coast – 0.2%
Ivory Coast Government International Bond,
5.75%, 12/31/32		134,236	129,863
7.63%, 1/30/33(b)		200,000	198,100
			327,963
Jamaica – 0.0%(d)
Jamaica Government International Bond, 9.63%, 11/03/30	JMD	10,000,000	67,330
Jordan – 0.1%
Jordan Government International Bond, 7.75%, 1/15/28(b)		230,000	229,775
		Par(a)	Value
Kazakhstan – 0.1%
KazMunayGas National Co. JSC, 4.75%, 4/19/27(b)		$250,000	$243,340
Kuwait – 0.1%
MEGlobal Canada ULC, 5.88%, 5/18/30(b)		210,000	212,781
Luxembourg – 0.4%
Altice Financing S.A., 5.75%, 8/15/29(b)		310,000	270,158
Altice France Holding S.A., 10.50%, 5/15/27(b)		620,000	356,276
ARD Finance S.A., (100% Cash), 6.50%, 6/30/27(b)(h)(l)		200,000	96,638
			723,072
Macau – 0.2%
Sands China Ltd., 3.10%, 3/08/29		450,000	388,785
Mexico – 0.6%
Banco Mercantil del Norte S.A., (10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(b)(j)(k)		250,000	238,285
Mexican Bonos,
5.75%, 3/05/26	MXN	4,910,000	263,276
8.50%, 5/31/29	MXN	10,620,000	601,851

Mexico Government International Bond, 4.75%, 3/08/44		150,000	126,300
			1,229,712
Peru – 0.1%
Petroleos del Peru S.A., 5.63%, 6/19/47(b)		250,000	159,496
Supranational – 0.2%
Inter-American Development Bank, 7.35%, 10/06/30	INR	34,000,000	418,496
Sweden – 0.1%
Stena International S.A., 7.25%, 1/15/31(b)		210,000	210,128
Switzerland – 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc.,
7.88%, 5/01/27(b)(h)		200,000	167,046
9.50%, 6/01/28(b)(h)		50,000	42,368
			209,414

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
		Par(a)	Value
Turkey – 0.1%
Turk Telekomunikasyon AS, 6.88%, 2/28/25(b)		$250,000	$248,045
United Arab Emirates – 0.1%
DP World Ltd., 5.63%, 9/25/48(b)		290,000	269,245
United Kingdom – 0.3%
Global Auto Holdings Ltd./AAG FH UK Ltd., 8.75%, 1/15/32(b)		230,000	215,504
Mclaren Finance PLC, 7.50%, 8/01/26(b)(h)		200,000	175,328
Vmed O2 UK Financing I PLC, 4.75%, 7/15/31(b)		200,000	179,242
			570,074
Uruguay – 0.0%(d)
Uruguay Government International Bond, 3.88%, 7/02/40	UYU	1,530,000	52,835
Zambia – 0.3%
First Quantum Minerals Ltd.,
7.50%, 4/01/25(b)		200,000	197,514
6.88%, 3/01/26(b)		200,000	190,509
6.88%, 10/15/27(b)		280,000	253,537
			641,560
Total Foreign Issuer Bonds (Cost $13,459,592)			12,731,311

	Number of Shares
Master Limited Partnerships – 3.4%
Oil & Gas Producers – 3.4%
Energy Transfer L.P.	236,935	3,388,170
Enterprise Products Partners L.P.	125,179	3,349,790
Total Master Limited Partnerships (Cost $6,069,758)		6,737,960

Par(a)
Mortgage-Backed Securities – 6.0%
Commercial Mortgage-Backed Securities – 2.5%
Benchmark Mortgage Trust, Series 2023-V3, Class D, 4.00%, 7/15/56(b)	$250,000	199,192
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust,
Series 2021-ACNT, Class A, (1M CME Term SOFR + 0.96%, 0.85% Floor), 6.30%, 11/15/38(b)(c)	$197,000	$195,461
Series 2021-VOLT, Class D, (1M CME Term SOFR + 1.76%, 1.65% Floor), 7.10%, 9/15/36(b)(c)	270,000	264,914
Series 2022-AHP, Class A, (1M CME Term SOFR + 0.99%, 0.99% Floor), 6.32%, 1/17/39(b)(c)	212,000	209,350
Series 2023-VLT2, Class E, (1M CME Term SOFR + 5.87%, 5.87% Floor), 11.20%, 6/15/40(b)(c)	170,000	171,042
BX Trust,
Series 2021-ARIA, Class A, (1M CME Term SOFR + 1.01%, 0.90% Floor), 6.35%, 10/15/36(b)(c)	270,000	266,287
Series 2021-SDMF, Class F, (1M CME Term SOFR + 2.05%, 1.94% Floor), 7.38%, 9/15/34(b)(c)	201,443	192,882
Series 2022-CLS, Class A, 5.76%, 10/13/27(b)	230,000	233,686

BXHPP Trust, Series 2021-FILM, Class C, (1M CME Term SOFR + 1.21%, 1.10% Floor), 6.55%, 8/15/36(b)(c)	270,000	252,146
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3, 3.20%, 9/15/50	250,000	235,451
Extended Stay America Trust,
Series 2021-ESH, Class C, (1M CME Term SOFR + 1.81%, 1.70% Floor), 7.15%, 7/15/38(b)(c)	238,179	235,796
Series 2021-ESH, Class E, (1M CME Term SOFR + 2.96%, 2.85% Floor), 8.30%, 7/15/38(b)(c)	238,178	236,392
GS Mortgage Securities Trust,
Series 2015-GC32, Class D, 3.35%, 7/10/48	220,000	188,935

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Trust,
Series 2017-GS6, Class A2, 3.16%, 5/10/50	$190,518	$180,024
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2015-JP1, Class A5, 3.91%, 1/15/49	200,000	193,874
Series 2015-JP1, Class C, 4.88%, 1/15/49(p)	30,000	26,338
Series 2022-ACB, Class A, (30D Average SOFR + 1.40%, 1.40% Floor), 6.75%, 3/15/39(b)(c)	350,000	348,039
Series 2022-ACB, Class D, (30D Average SOFR + 2.90%, 2.90% Floor), 8.25%, 3/15/39(b)(c)	190,000	184,300

KREF Ltd., Series 2022-FL3, Class D, (1M CME Term SOFR + 2.80%, 2.80% Floor), 8.14%, 2/17/39(b)(c)	150,000	141,821
MF1 Ltd., Series 2020-FL4, Class A, (1M CME Term SOFR + 1.81%, 1.70% Floor), 7.15%, 11/15/35(b)(c)	111,347	111,162
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.25%, 12/15/56(p)	90,000	94,796
MTN Commercial Mortgage Trust,
Series 2022-LPFL, Class A, (1M CME Term SOFR + 1.40%, 1.40% Floor), 6.74%, 3/15/39(b)(c)	260,000	254,475
Series 2022-LPFL, Class F, (1M CME Term SOFR + 5.29%, 5.29% Floor), 10.63%, 3/15/39(b)(c)	200,000	186,540
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

NCMF Trust, Series 2022-MFP, Class G, (1M CME Term SOFR + 5.13%, 5.13% Floor), 10.46%, 3/15/39(b)(c)	$195,000	$187,326
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class B, 3.96%, 12/15/47	190,000	182,291
		4,972,520
Whole Loan – 3.5%
Angel Oak Mortgage Trust, Series 2022-3, Class A3, 4.14%, 1/25/67(b)(p)	145,814	133,926
BRAVO Residential Funding Trust,
Series 2022-NQM1, Class A1, 3.63%, 9/25/61(b)(p)	185,205	174,181
Series 2022-NQM2, Class A1, 4.27%, 11/25/61(b)(p)	154,362	152,323
Series 2022-NQM2, Class A3, 5.24%, 11/25/61(b)	192,952	189,351

CAFL Issuer LLC, Series 2023-RTL1, Class A1, (Step to 9.05% on 7/28/26), 7.55%, 12/28/30(b)(o)	160,000	160,236
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, (Step to 9.17% on 9/25/25), 6.17%, 9/25/62(b)(o)	224,672	225,546
COLT Mortgage Loan Trust,
Series 2022-3, Class A1, 3.90%, 2/25/67(b)(p)	218,075	205,953
Series 2024-1, Class M1, 6.59%, 2/25/69(b)(m)	160,000	159,998

CSMC Trust, Series 2020-RPL4, Class A1, 2.00%, 1/25/60(b)	197,656	175,590
FNMA Connecticut Avenue Securities,
Series 2017-C06, Class 1B1, (30D Average SOFR + 4.26%, 4.15% Floor), 9.61%, 2/25/30(c)	330,000	352,275
Series 2022-R03, Class 1M2, (30D Average SOFR + 3.50%), 8.84%, 3/25/42(b)(c)	250,000	263,110

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2022-R08, Class 1M2, (30D Average SOFR + 3.60%, 3.60% Floor), 8.94%, 7/25/42(b)(c)	$200,000	$211,330
Series 2024-R01, Class 1B1, (30D Average SOFR + 2.70%, 2.70% Floor), 8.04%, 1/25/44(b)(c)	190,000	190,416
Freddie Mac STACR REMIC Trust,
Series 2020-DNA3, Class B1, (30D Average SOFR + 5.21%), 10.56%, 6/25/50(b)(c)	146,935	161,996
Series 2020-DNA5, Class B1, (30D Average SOFR + 4.80%), 10.14%, 10/25/50(b)(c)	180,000	202,999
Series 2020-DNA6, Class B1, (30D Average SOFR + 3.00%), 8.34%, 12/25/50(b)(c)	260,000	272,514
Series 2021-DNA1, Class B2, (30D Average SOFR + 4.75%), 10.09%, 1/25/51(b)(c)	240,000	247,077
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 8.74%, 8/25/33(b)(c)	270,000	293,691
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 9.09%, 2/25/42(b)(c)	225,000	234,134
Series 2022-DNA2, Class M1B, (30D Average SOFR + 2.40%), 7.74%, 2/25/42(b)(c)	210,000	214,461

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)	202,897	186,681
Mill City Mortgage Loan Trust, Series 2018-2, Class M3, 3.75%, 5/25/58(b)(p)	209,684	188,556
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 3/27/62(b)(p)	217,474	198,557
NYMT Loan Trust, Series 2024-BPL1, Class A1, (Step to 8.65% on 8/25/26), 7.15%, 2/25/29(b)(o)	160,000	159,848
	Par(a)	Value
Whole Loan (Continued)

OBX Trust, Series 2022-NQM6, Class A1, (Step to 4.72% on 7/25/26), 4.70%, 7/25/62(b)(o)	$226,483	$223,205
Residential Mortgage Loan Trust, Series 2020-2, Class A2, 2.51%, 5/25/60(b)	360,000	345,421
Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/61(b)	100,000	83,438
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 3/27/62(b)(p)	229,053	207,814
Towd Point Mortgage Trust,
Series 2015-5, Class B3, 4.01%, 5/25/55(b)(p)	220,000	197,400
Series 2017-5, Class B1, (1M CME Term SOFR + 1.91%), 5.89%, 2/25/57(b)(c)	250,000	253,981
Series 2019-HY2, Class B1, (1M CME Term SOFR + 2.36%, 2.25% Floor), 7.70%, 5/25/58(b)(c)	190,000	198,207
Verus Securitization Trust,
Series 2023-8, Class A3, (Step to 7.97% on 1/25/28), 6.97%, 12/25/68(b)(o)	98,292	99,223
Series 2024-1, Class A3, 6.12%, 1/25/69(b)(p)	200,000	200,212
		6,763,650
Total Mortgage-Backed Securities (Cost $11,678,410)		11,736,170

Term Loans – 8.0%(c)
Advertising & Marketing – 0.1%
CB Poly US Holdings, Inc., Initial Term Loan, (3M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.85%, 5/18/29	197,500	195,031
Asset Management – 0.1%
Osaic Holdings, Inc., Term B-2 Loan, (1M USD CME Term SOFR + 4.50%), 9.83%, 8/17/28	130,000	129,771

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Automotive – 0.1%
Clarios Global L.P., 2024 Refinancing Term Loan, (3M USD CME Term SOFR + 3.00%), 8.33%, 5/06/30	$129,675	$129,675
First Brands Group LLC, 2022-II Incremental Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 10.57%, 3/30/27	138,947	138,688
		268,363
Beverages – 0.1%
Triton Water Holdings, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.86%, 3/31/28	231,877	227,877
Cable & Satellite – 0.0%(d)
Virgin Media Bristol LLC, Facility Y, (6M USD CME Term SOFR + 3.25%), 8.79%, 3/31/31	100,000	98,588
Capital Goods – 0.1%
Thermostat Purchaser III, Inc., Initial Term Loan, (3M USD CME Term SOFR + 4.50%, 0.75% Floor), 10.04%, 8/31/28	209,467	207,372
Commercial Support Services – 0.7%
Allied Universal Holdco LLC, Initial U.S. Dollar Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.18%, 5/12/28	195,990	193,419
Allied Universal Holdco LLC, Amendment No. 3 Term Loan, (1M USD CME Term SOFR + 4.75%, 0.50% Floor), 10.08%, 5/12/28	99,750	99,439
Garda World Security Corp., Term B-2 Loan, (3M USD CME Term SOFR + 4.25%), 9.72%, 10/30/26	360,000	360,057
GEO Group, Inc., The Tranche 1 Loan, (1M USD CME Term SOFR + 7.13%, 0.75% Floor), 12.46%, 3/23/27	127,485	130,035
LRS Holdings LLC, Initial Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.70%, 8/31/28	231,917	228,438
	Par(a)	Value
Commercial Support Services (Continued)
Prime Security Services Borrower LLC, 2023 Refinancing Term B-1 Loan, (3M USD CME Term SOFR + 2.50%), 7.83%, 10/13/30	$90,000	$90,012
Ryan LLC, Closing Date Initial Term Loan, (1M USD CME Term SOFR + 4.50%, 0.50% Floor), 9.83%, 11/14/30	190,000	189,941
Ryan LLC, Delayed Draw Term Loan, 11/14/30(q)(r)	20,000	19,994
		1,311,335
Construction Materials – 0.0%(d)
Smyrna Ready Mix Concrete LLC, 2023 Refinancing Term Loan, (1M USD CME Term SOFR + 3.50%), 8.84%, 4/02/29	97,701	97,579
Consumer Cyclical – 0.3%
DS Parent, Inc., Term Loan B, 12/13/30(r)	180,000	175,500
Flutter Entertainment PLC, Term B Loan, (3M USD CME Term SOFR + 2.25%, 0.50% Floor), 7.70%, 11/25/30	210,000	209,475
Four Seasons Holdings, Inc., Term Loan B, 11/30/29(r)	130,000	130,000
		514,975
Consumer Non-Cyclical – 0.1%
Aretec Group, Inc., Term B-1 Loan, (1M USD CME Term SOFR + 4.50%), 9.93%, 8/09/30	109,724	109,618
Topgolf Callaway Brands Corp., Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 8.93%, 3/15/30	148,875	148,440
		258,058

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Consumer Services – 0.0%(d)
Adtalem Global Education, Inc., 2024 Repricing Term Loan, (1M USD CME Term SOFR + 3.50%, 0.75% Floor), 8.84%, 8/12/28	$24,514	$24,431
WW International, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.95%, 4/13/28	20,000	11,650
		36,081
Electrical Equipment – 0.0%(d)
EMRLD Borrower L.P., Initial Term B Loan, (3M USD CME Term SOFR + 3.00%), 8.31%, 5/31/30	109,725	109,698
Entertainment Content – 0.1%
Allen Media LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.50%), 11.00%, 2/10/27	330,946	295,230
Health Care Facilities & Services – 0.6%
Agiliti Health, Inc., Term Loan, (3M USD CME Term SOFR + 3.00%), 8.33%, 5/01/30	139,650	138,952
Cardinal Parent, Inc., Initial Term Loan, (3M USD CME Term SOFR + 4.50%, 0.75% Floor), 10.00%, 11/12/27	239,053	218,734
EyeCare Partners LLC, Initial Term Loan, (3M USD CME Term SOFR + 6.75%), 12.32%, 11/15/29	380,000	115,425
Gainwell Acquisition Corp., Term B Loan, (3M USD CME Term SOFR + 4.00%, 0.75% Floor), 9.45%, 10/01/27	252,648	245,321
LifePoint Health, Inc., 2023 Refinancing Term Loan, (3M USD CME Term SOFR + 5.50%), 11.09%, 11/16/28	301,289	300,443
PDS Holdco, Inc., Delayed Draw Term Loan, (3M USD CME Term SOFR + 4.50%), 10.15%, 8/18/28	31,797	15,898
PDS Holdco, Inc., Initial Term Loan, (3M USD CME Term SOFR + 4.50%), 10.15%, 8/18/28	311,241	155,620
		1,190,393
	Par(a)	Value
Home & Office Products – 0.1%
Osmosis Buyer Ltd., 2023 Incremental Delayed Draw Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.59%, 7/31/28	$240,000	$239,700
Industrial Support Services – 0.3%
Accession Risk Management Group, Inc., 2022 Delayed Draw Tranche 2 Term Loan,
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 11.04%, 11/01/29	9,276	9,229
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 11.00%, 11/01/29	7,617	7,579
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.96%, 11/01/29	4,270	4,248

Accession Risk Management Group, Inc., 2023 Delayed Draw Term Loan, 11/01/29(q)	90,121	89,220
Accession Risk Management Group, Inc., 2023 Delayed Draw Tranche 2 Term Loan, (3M USD CME Term SOFR + 6.00%, 0.75% Floor), 11.39%, 11/01/29	19,878	19,680
Accession Risk Management Group, Inc., Initial Term Loan,
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 11.04%, 11/01/29	1,054	1,049
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 11.00%, 11/01/29	2,008	1,998
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.96%, 11/01/29	27,474	27,337
Accession Risk Management Group, Inc., Tranche B Term Loan,
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 11.00%, 11/01/29	6,001	5,971
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.96%, 11/01/29	13,617	13,549
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 11.04%, 11/01/29	1,300	1,293

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Industrial Support Services (Continued)
Accession Risk Management Group, Inc., Tranche C Term Loan,
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 11.04%, 11/01/29	$1,431	$1,424
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 11.00%, 11/01/29	15,676	15,598
(3M USD CME Term SOFR + 5.50%, 0.75% Floor), 10.96%, 11/01/29	4,979	4,954

PECF USS Intermediate Holding III Corp., Initial Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.70%, 12/15/28	449,650	333,240
		536,369
Institutional Financial Services – 0.7%
CTC Holdings L.P., Term Loan, (3M USD CME Term SOFR + 5.00%, 0.50% Floor), 10.52%, 2/20/29	422,327	418,104
Hudson River Trading LLC, Term Loan, (1M USD CME Term SOFR + 3.00%), 8.45%, 3/20/28	231,856	229,827
Jane Street Group LLC, 2024 Repricing Term Loan, (1M USD CME Term SOFR + 2.50%), 7.95%, 1/26/28	421,313	419,383
Mercury Borrower, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.95%, 8/02/28	245,994	244,764
		1,312,078
Insurance – 0.7%
Acrisure LLC, 2023 Refinancing Term Loan, (3M USD CME Term SOFR + 4.50%), 9.89%, 11/06/30	198,500	198,913
Acrisure LLC, 2021-2 Additional Term Loan, (3M USD Syn LIBOR + 4.25%, 0.50% Floor), 9.90%, 2/15/27	333,200	332,783
AssuredPartners, Inc., 2023 Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.08%, 2/12/27	119,656	119,357
	Par(a)	Value
Insurance (Continued)
Asurion LLC, New B-4 Term Loan, (1M USD CME Term SOFR + 5.25%), 10.70%, 1/20/29	$300,000	$283,968
Asurion LLC, New B-9 Term Loan, (1M USD CME Term SOFR + 3.25%), 8.70%, 7/31/27	183,916	181,005
HIG Finance 2 Ltd., 2023 Term Loan, (1M USD CME Term SOFR + 4.00%, 0.50% Floor), 9.33%, 4/18/30	39,700	39,643
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2023 Term Loan, (1M USD CME Term SOFR + 3.75%), 9.08%, 2/24/28	138,950	138,933
		1,294,602
Internet Media & Services – 0.1%
MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.58%, 5/03/28	170,000	166,308
Leisure Facilities & Services – 0.5%
1011778 B.C. Unlimited Liability Co., Term B-5 Loan, (1M USD CME Term SOFR + 2.25%), 7.58%, 9/20/30	130,000	129,258
Alterra Mountain Co., Series B-2 Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.95%, 8/17/28	450,777	450,213
Caesars Entertainment, Inc., Term B1 Loan, 1/27/31(r)	150,000	149,625
Caesars Entertainment, Inc., Term Loan B, (3M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.66%, 2/06/30	79,400	79,258

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Leisure Facilities & Services (Continued)
Carnival Corp., Initial Advance, (1M USD CME Term SOFR + 3.00%, 0.75% Floor), 8.34%, 8/09/27	$79,600	$79,540
UFC Holdings LLC, Term B-3 Loan, (3M USD CME Term SOFR + 2.75%, 0.75% Floor), 8.34%, 4/29/26	144,398	144,234
		1,032,128
Leisure Products – 0.3%
19th Holdings Golf LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.70%, 2/07/29	453,100	442,339
Hayward Industries, Inc., 2022 Incremental Term Loan, (1M USD CME Term SOFR + 3.25%), 8.68%, 5/30/28	88,875	88,820
		531,159
Medical Equipment & Devices – 0.1%
Sotera Health Holdings LLC, Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.09%, 12/11/26	139,300	139,126
Other Financial – 0.1%
Nexus Buyer LLC, Amendment No. 5 Term Loan,
12/13/28(r)	60,000	58,875
(1M USD CME Term SOFR + 4.50%), 9.83%, 12/13/28	200,000	196,250
		255,125
Publishing & Broadcasting – 0.1%
Learfield Communications LLC, 2023 Term Loan, (1M USD CME Term SOFR + 5.50%, 2.00% Floor), 10.83%, 6/30/28	139,650	139,214
Retail - Discretionary – 0.2%
Harbor Freight Tools USA, Inc., Initial Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 8.20%, 10/19/27	273,062	270,708
	Par(a)	Value
Retail - Discretionary (Continued)
Michaels Companies, Inc., The Term B Loan, (3M USD CME Term SOFR + 4.25%), 9.86%, 4/15/28	$19,949	$16,362
Peer Holding III B.V., Facility B4,
10/28/30(r)	60,000	60,057
(3M USD CME Term SOFR + 3.25%), 8.60%, 10/28/30	60,000	60,056
		407,183
Software – 0.9%
athenahealth Group, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 8.58%, 2/15/29	44,542	43,874
Cloudera, Inc., Initial Term Loan,
(1M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.18%, 10/08/28	371,561	365,987
(1M USD CME Term SOFR + 6.00%), 11.43%, 10/08/29	50,000	48,271

DCert Buyer, Inc., First Amendment Refinancing Loan, (1M USD CME Term SOFR + 7.00%), 12.33%, 2/19/29	340,000	310,491
DCert Buyer, Inc., Initial Term Loan, (1M USD CME Term SOFR + 4.00%), 9.33%, 10/16/26	313,111	310,941
Magenta Buyer LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.00%, 0.75% Floor), 10.57%, 7/27/28	133,398	86,626
MRI Software LLC, Closing Date Term Loan, (3M USD CME Term SOFR + 5.50%, 1.00% Floor), 10.95%, 2/10/27	128,809	126,639
MRI Software LLC, Second Amendment Term Loan, (3M USD CME Term SOFR + 5.50%, 1.00% Floor), 10.95%, 2/10/27	39,753	39,083

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Software (Continued)

Planview Parent, Inc., Closing Date Term Loan, (3M USD CME Term SOFR + 4.00%, 0.75% Floor), 9.61%, 12/17/27	$218,439	$216,482
Project Alpha Intermediate Holding, Inc., Initial Term Loan, (3M USD CME Term SOFR + 4.75%, 0.50% Floor), 10.06%, 10/28/30	150,000	150,188
		1,698,582
Specialty Finance – 0.2%
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.75%), 8.20%, 5/15/26	74,502	73,570
Greystone Select Financial LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.00%), 10.57%, 6/16/28	251,087	249,832
		323,402
Technology Services – 1.0%
Amentum Government Services Holdings LLC, Tranche 1 Term Loan, (1M USD CME Term SOFR + 4.00%), 9.45%, 1/29/27	450,660	450,380
Evertec Group LLC, Term Loan B, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.83%, 10/30/30	72,000	72,045
GTCR W Merger Sub LLC, Term Loan B, 9/20/30(r)	100,000	99,896
MPH Acquisition Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.90%, 9/01/28	139,288	132,908
Neptune BidCo US, Inc., Term A Loan, (3M USD CME Term SOFR + 4.75%, 0.50% Floor), 10.17%, 10/11/28	248,125	226,776
UST Global, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 8.96%, 11/20/28	450,800	448,172
Verscend Holding Corp., Term B-1 Loan, (1M USD CME Term SOFR + 4.00%), 9.45%, 8/27/25	460,513	460,348
		1,890,525
	Par(a)	Value
Telecommunications – 0.1%
R.R. Donnelley & Sons Co., 2023 Replacement Term Loan, (1M USD CME Term SOFR + 7.25%, 0.75% Floor), 12.67%, 3/17/28	$200,816	$201,005
Transportation & Logistics – 0.3%
Brown Group Holding LLC, Incremental Term B-2 Facility,
(3M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.14%, 7/02/29	7,525	7,495
(3M USD CME Term SOFR + 3.75%, 0.50% Floor), 8.33%, 7/02/29	8,107	8,075
(3M USD CME Term SOFR + 3.75%, 0.50% Floor), 8.31%, 7/02/29	14,142	14,085

Brown Group Holding LLC, Initial Term Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 8.18%, 6/07/28	303,347	300,944
WWEX UNI TopCo Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.00%, 0.75% Floor), 9.61%, 7/26/28	242,921	238,393
		568,992
Total Term Loans (Cost $16,306,696)		15,675,849

	Number of Shares
Investment Companies – 8.7%
Schwab Short-Term U.S. Treasury ETF	204,234	9,931,899
Vanguard Intermediate-Term Treasury ETF	26,901	1,600,072
Vanguard Long-Term Treasury ETF	90,083	5,443,716
Total Investment Companies (Cost $18,974,047)		16,975,687

Par(a)/Number of Shares(a)
Short-Term Investments – 4.9%
Corporate Bonds – 0.4%
DISH DBS Corp., 5.88%, 11/15/24	300,000	278,514

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)/Number of Shares(a)	Value
Corporate Bonds (Continued)

Las Vegas Sands Corp., 3.20%, 8/08/24	250,000	$246,408

Occidental Petroleum Corp., 2.90%, 8/15/24	90,000	88,585

Plains All American Pipeline L.P., (3M CME Term SOFR + 4.37%), 9.75%, 3/04/24(c)(j)	180,000	177,980
		791,487
Foreign Issuer Bonds – 0.6%
Credit Suisse A.G.,
4.75%, 8/09/24	260,000	258,594
7.95%, 1/09/25	250,000	255,808

Global Aircraft Leasing Co. Ltd., (100% Cash), 6.50%, 9/15/24(b)(l)	259,062	249,671

Petrobras Global Finance B.V., 5.30%, 1/27/25	150,000	149,021

Wynn Macau Ltd., 4.88%, 10/01/24(b)	280,000	277,339
		1,190,433
Money Market Funds – 3.9%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.37%(s)(t)	3,204,624	3,204,624

Northern Institutional Funds - Treasury Portfolio (Premier), 5.17%(s)	4,487,415	4,487,415
		7,692,039
Total Short-Term Investments (Cost $9,632,282)		9,673,959

Number of Contracts		Notional Amount
Purchased Options – 0.0%(d)
Call Options - Over the Counter – 0.0%(d)
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.37, Expires 3/22/24, Counterparty: BNP Paribas	1	560,000	936
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.67, Expires 4/18/24, Counterparty: BNP Paribas	1	944,900(u)	6,157
			7,093
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter – 0.0%(d)
Norwegian Kroner vs. U.S. Dollar, Strike Price NOK 10.13, Expires 2/19/24, Counterparty: Goldman Sachs	1	$960,000	$918
U.S. Dollar vs. Euro, Strike Price USD 1.06, Expires 2/05/24, Counterparty: JPMorgan Chase	1	456,193(v)	6
U.S. Dollar vs. Euro, Strike Price USD 1.06, Expires 2/05/24, Counterparty: Citibank	1	58,067(v)	1
U.S. Dollar vs. Euro, Strike Price USD 1.06, Expires 2/07/24, Counterparty: JPMorgan Chase	1	308,598(v)	40
U.S. Dollar vs. Euro, Strike Price USD 1.06, Expires 2/23/24, Counterparty: BNP Paribas	1	574,659(v)	767
			1,732
Total Purchased Options (Premiums Paid $26,454)			8,825

Total Investments – 100.3% (Cost $190,449,242)	196,197,673
Total Written Options — 0.0%(d) (Premiums Received $4,376)	(38)
Liabilities less Other Assets – (0.3)%(w)	(680,215)
NET ASSETS – 100.0%	$195,517,458

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable or floating rate security. Rate as of January 31, 2024 is disclosed.
(d)	Amount rounds to less than 0.05%.
(e)	Security sold outside United States without registration under the Securities Act of 1933.
(f)	Investment is valued using significant unobservable inputs (Level 3).
(g)	Zero coupon bond.
(h)	Security either partially or fully on loan. As of January 31, 2024, the total value of securities on loan is $3,705,468.
(i)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(j)	Perpetual bond. Maturity date represents next call date.
(k)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2024 is disclosed.
(l)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(m)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2024.
(n)	Restricted security that has been deemed illiquid. At January 31, 2024, the value of these restricted illiquid securities amounted to $469,147 or 0.24% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
SilverBow Resources, Inc., 13.13%, 12/15/28	11/21/23	$470,400

(o)	Step coupon bond. Rate as of January 31, 2024 is disclosed.
(p)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2024 is disclosed.
(q)	Unfunded loan commitment. As of January 31, 2024, total value of unfunded loan commitment is $109,214.
(r)	Position is unsettled. Contract rate was not determined at January 31, 2024 and does not take effect until settlement date.
(s)	7-day current yield as of January 31, 2024 is disclosed.
(t)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2024, total cash collateral has a value of $3,204,624 and total non-cash collateral has a value of $595,910.
(u)	The notional amount is AUD.
(v)	The notional amount is EUR.
(w)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
30D	30 Day
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
BANXICO	Banco de Mexico
BRL	Brazilian Real
BZDIO	Brazil Interbank Rate
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
ETF	Exchange-Traded Fund
EUR	Euro

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GBP	British Pound
IDR	Indonesian Rupiah
INR	Indian Rupee
JMD	Jamaica Dollar
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MTN	Medium Term Note
MXN	Mexican Peso
NOK	Norwegian Kroner
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STACR	Structured Agency Credit Risk
TIIE	Tasa de Interés Interbancaria de Equilibrio
USD	United States Dollar
UYU	Uruguay Peso
Concentration by Currency (%)(a)
U.S. Dollar	67.4
Euro	6.2
All other currencies less than 5%	26.4
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	57.0
All other countries less than 5%(b)	43.0
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Futures Contracts outstanding at January 31, 2024: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	20	3/07/2024	EUR	2,936,262	$44,752
10-Year Australian Treasury Bond	8	3/15/2024	AUD	609,484	16,328
10-Year U.S. Treasury Note	50	3/19/2024	USD	5,616,406	164,267
U.S. Treasury Long Bond	35	3/19/2024	USD	4,282,031	239,055
Ultra U.S. Treasury Bond	31	3/19/2024	USD	4,005,781	239,431
3-Month SONIA	12	3/20/2024	GBP	3,603,631	34,978
Long Gilt	8	3/26/2024	GBP	1,013,536	44,881
2-Year U.S. Treasury Note	67	3/28/2024	USD	13,778,969	124,656
5-Year U.S. Treasury Note	83	3/28/2024	USD	8,996,422	161,936

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Futures Contracts outstanding at January 31, 2024: Exchange Traded (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
3-Month SONIA	13	9/18/2024	GBP	3,923,910	$36,182
CME 3-Month SOFR	17	3/18/2025	USD	4,087,438	(19,037)
Total Long Contracts					$1,087,429
Short Contracts
CME 3-Month SOFR	(28)	3/19/2024	USD	6,625,150	$36,250
CME 3-Month SOFR	(7)	6/18/2024	USD	1,661,013	(5,962)
Total Short Contracts					$30,288
					$1,117,717

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2024:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

4/19/24	U.S. Dollars	537,148	Indonesian Rupiahs	8,315,058,087	JPMorgan Chase	$10,780
4/19/24	U.S. Dollars	658,985	Euro	598,000	Citibank	10,547
4/19/24	U.S. Dollars	424,840	Mexican Pesos	7,296,835	Morgan Stanley	6,394
4/19/24	U.S. Dollars	836,650	British Pounds	656,165	Citibank	4,616
4/19/24	U.S. Dollars	334,537	Chinese Offshore Yuan	2,380,000	JPMorgan Chase	1,722
4/19/24	U.S. Dollars	18,144	Mexican Pesos	310,000	JPMorgan Chase	367
Total Unrealized Appreciation						$34,426

4/19/24	Norwegian Kroner	1,172	U.S. Dollars	114	BNP Paribas	$(2)
4/19/24	Canadian Dollars	2,946	U.S. Dollars	2,201	Morgan Stanley	(7)
4/19/24	Japanese Yen	4,025,808	U.S. Dollars	28,221	Morgan Stanley	(527)
4/19/24	Mexican Pesos	4,140,432	U.S. Dollars	240,933	JPMorgan Chase	(3,496)
4/19/24	Brazilian Reals	2,340,000	U.S. Dollars	473,435	Morgan Stanley	(4,922)
4/19/24	Australian Dollars	2,318,982	U.S. Dollars	1,554,840	Citibank	(29,619)
Total Unrealized Depreciation						$(38,573)
Net Unrealized Depreciation						$(4,147)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Written Put Option Contracts outstanding at January 31, 2024: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	Goldman Sachs	1	USD	520,000	BRL	4.71	2/16/2024	$(38)
Total Written OTC Put Options Contracts (Premiums Received $4,376)								$(38)

Interest Rate Swap Contracts outstanding at January 31, 2024: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN-TIIE-BANXICO (Monthly)	8.97% (Monthly)	3/1/2030	MXN	27,411,000	$23,624	$—	$23,624
2.60% (Annually)	2-Day USD SOFR (Annually)	2/15/2048	USD	168,000	30,605	19,688	10,917
3.05% (Annually)	2-Day USD SOFR (Annually)	2/15/2048	USD	964,000	102,044	36,751	65,293
3.15% (Annually)	2-Day USD SOFR (Annually)	5/15/2048	USD	979,000	82,647	8	82,639
Total					$238,920	$56,447	$182,473

Interest Rate Swap Contracts outstanding at January 31, 2024: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL BZDIO (At Maturity)	10.23% (At Maturity)	JPMorgan Chase	1/2/2029	BRL	4,416,982	$(3,024)	$—	$(3,024)
Total						$(3,024)	$—	$(3,024)
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$8,575,841	$—	$8,575,841
Common Stocks	50,497,476	35,737,957	—*	86,235,433
Convertible Bonds	—	334,381	—	334,381
Convertible Preferred Stocks	—	28,760	—	28,760
Corporate Bonds	—	27,014,350	469,147	27,483,497

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Foreign Issuer Bonds	$—	$12,731,311	$—	$12,731,311
Master Limited Partnerships	6,737,960	—	—	6,737,960
Mortgage-Backed Securities	—	11,736,170	—	11,736,170
Term Loans	—	15,675,849	—	15,675,849
Investment Companies	16,975,687	—	—	16,975,687
Short-Term Investments	7,692,039	1,981,920	—	9,673,959
Purchased Options	—	8,825	—	8,825
Total Investments	$81,903,162	$113,825,364	$469,147	$196,197,673

*Includes securities determined to have no value as of January 31, 2024.

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$1,142,716	$—	$—	$1,142,716
Forward Foreign Currency Exchange Contracts	—	34,426	—	34,426
Swap Agreements	—	238,920	—	238,920
Total Assets - Derivative Financial Instruments	$1,142,716	$273,346	$—	$1,416,062
Liabilities:
Futures Contracts	$(24,999)	$—	$—	$(24,999)
Forward Foreign Currency Exchange Contracts	—	(38,573)	—	(38,573)
Written Options	—	(38)	—	(38)
Swap Agreements	—	(3,024)	—	(3,024)
Total Liabilities - Derivative Financial Instruments	$(24,999)	$(41,635)	$—	$(66,634)
Net Derivative Financial Instruments	$1,117,717	$231,711	$—	$1,349,428

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund
	Par(a)	Value
Long Positions – 108.8%
Asset-Backed Securities – 3.8%
Other – 3.7%
522 Funding CLO Ltd., Series 2020-6A, Class A1R, (3M CME Term SOFR + 1.41%, 1.15% Floor), 6.73%, 10/23/34(b)(c)	$610,000	$609,610
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M CME Term SOFR + 2.21%, 1.95% Floor), 7.53%, 1/20/32(b)(c)	400,000	400,364
AGL CLO 13 Ltd., Series 2021-13A, Class A1, (3M CME Term SOFR + 1.42%, 1.16% Floor), 6.74%, 10/20/34(b)(c)	250,000	249,990
AIMCO CLO, Series 2017-AA, Class AR, (3M CME Term SOFR + 1.31%, 1.05% Floor), 6.63%, 4/20/34(b)(c)	270,000	269,188
Allegro CLO VII Ltd., Series 2018-1A, Class A, (3M CME Term SOFR + 1.36%, 1.10% Floor), 6.68%, 6/13/31(b)(c)	219,989	220,142
AMMC CLO 21 Ltd., Series 2017-21A, Class A, (3M CME Term SOFR + 1.51%), 6.83%, 11/02/30(b)(c)	174,693	174,706
Anchorage Capital CLO Ltd., Series 2013-1A, Class A1R, (3M CME Term SOFR + 1.51%), 6.83%, 10/13/30(b)(c)	250,741	251,014
Ares Loan Funding IV Ltd., Series 2023-ALF4A, Class A1, (3M CME Term SOFR + 1.75%, 1.75% Floor), 7.10%, 10/15/36(b)(c)	480,000	482,886
Ares LXIII CLO Ltd., Series 2022-63A, Class A1A, (3M CME Term SOFR + 1.38%, 1.38% Floor), 6.70%, 4/20/35(b)(c)	540,000	541,091
Ares XLII CLO Ltd., Series 2017-42A, Class BR, (3M CME Term SOFR + 1.76%, 1.50% Floor), 7.08%, 1/22/28(b)(c)	500,000	498,122
	Par(a)	Value
Other (Continued)
ARES XLIV CLO Ltd., Series 2017-44A, Class A1R, (3M CME Term SOFR + 1.34%, 1.08% Floor), 6.66%, 4/15/34(b)(c)	$460,000	$459,581
Atrium IX, Series 9A, Class AR2, (3M CME Term SOFR + 1.25%, 0.99% Floor), 6.64%, 5/28/30(b)(c)	515,548	516,418
Avis Budget Rental Car Funding AESOP LLC, Series 2021-1A, Class A, 1.38%, 8/20/27(b)	770,000	705,523
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, (3M CME Term SOFR + 1.35%), 6.67%, 4/20/31(b)(c)	226,478	226,583
Birch Grove CLO 7 Ltd., Series 2023-7A, Class A1, (3M CME Term SOFR + 1.80%, 1.80% Floor), 7.18%, 10/20/36(b)(c)	270,000	271,031
BlueMountain CLO Ltd.,
Series 2013-2A, Class A1R, (3M CME Term SOFR + 1.44%), 6.76%, 10/22/30(b)(c)	143,056	143,342
Series 2015-3A, Class A1R, (3M CME Term SOFR + 1.26%), 6.58%, 4/20/31(b)(c)	215,462	215,785

BlueMountain Fuji U.S. CLO I Ltd., Series 2017-1A, Class A1R, (3M CME Term SOFR + 1.24%, 0.98% Floor), 6.56%, 7/20/29(b)(c)	206,106	206,248
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3M CME Term SOFR + 1.26%), 6.58%, 10/20/30(b)(c)	211,730	211,683
Brightwood Capital MM CLO Ltd., Series 2023-1A, Class A1A, (3M CME Term SOFR + 2.75%, 2.75% Floor), 8.11%, 10/15/35(b)(c)	320,000	320,246
Carbone CLO Ltd., Series 2017-1A, Class A1, (3M CME Term SOFR + 1.40%), 6.72%, 1/20/31(b)(c)	202,354	202,449

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class A1R2, (3M CME Term SOFR + 1.23%, 0.97% Floor), 6.55%, 4/17/31(b)(c)	$210,175	$210,440
Series 2014-2RA, Class A1, (3M CME Term SOFR + 1.31%), 6.69%, 5/15/31(b)(c)	678,869	679,887
Series 2014-3RA, Class A1A, (3M CME Term SOFR + 1.31%), 6.63%, 7/27/31(b)(c)	427,171	427,264

Cascade MH Asset Trust, Series 2021-MH1, Class A1, 1.75%, 2/25/46(b)	114,121	99,076
Cayuga Park CLO Ltd., Series 2020-1A, Class AR, (3M CME Term SOFR + 1.38%, 1.38% Floor), 6.70%, 7/17/34(b)(c)	690,000	691,168
CIFC Funding Ltd.,
Series 2013-3RA, Class A1, (3M CME Term SOFR + 1.24%, 0.98% Floor), 6.56%, 4/24/31(b)(c)	233,840	233,991
Series 2014-2RA, Class A1, (3M CME Term SOFR + 1.31%, 1.05% Floor), 6.63%, 4/24/30(b)(c)	169,376	169,491
Series 2015-3A, Class AR, (3M CME Term SOFR + 1.13%), 6.44%, 4/19/29(b)(c)	146,484	146,419
Series 2017-3A, Class A1, (3M CME Term SOFR + 1.48%), 6.80%, 7/20/30(b)(c)	190,363	190,328
Series 2017-4A, Class A1R, (3M CME Term SOFR + 1.21%, 0.95% Floor), 6.53%, 10/24/30(b)(c)	190,436	190,407
Series 2017-5A, Class A1, (3M CME Term SOFR + 1.44%), 6.76%, 11/16/30(b)(c)	203,470	203,721

Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M CME Term SOFR + 2.61%, 2.50% Floor), 9.20%, 7/25/37(c)	500,000	473,754
	Par(a)	Value
Other (Continued)

CLI Funding VIII LLC, Series 2023-1A, Class A, 6.31%, 6/18/48(b)	$284,228	$294,446
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, (3M CME Term SOFR + 1.18%, 0.90% Floor), 6.50%, 10/15/30(b)(c)	215,631	215,747
Dryden 87 CLO Ltd., Series 2021-87A, Class A1, (3M CME Term SOFR + 1.36%, 1.10% Floor), 6.73%, 5/20/34(b)(c)	770,000	770,713
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3M CME Term SOFR + 1.16%), 6.48%, 4/15/29(b)(c)	170,599	170,685
Elmwood CLO IV Ltd., Series 2020-1A, Class A, (3M CME Term SOFR + 1.50%, 1.24% Floor), 6.82%, 4/15/33(b)(c)	290,000	290,335
Enterprise Fleet Financing LLC, Series 2023-1, Class A2, 5.51%, 1/22/29(b)	332,445	333,285
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M CME Term SOFR + 1.91%, 1.80% Floor), 7.27%, 10/25/33(c)	226,880	216,603
Series 2006-FF13, Class A1, (1M CME Term SOFR + 0.35%, 0.24% Floor), 5.69%, 10/25/36(c)	27,233	17,799
Series 2006-FF13, Class A2C, (1M CME Term SOFR + 0.43%, 0.32% Floor), 5.77%, 10/25/36(c)	15,889	10,096

Flatiron CLO 17 Ltd., Series 2017-1A, Class AR, (3M CME Term SOFR + 1.24%, 0.98% Floor), 6.62%, 5/15/30(b)(c)	143,202	143,108
Ford Credit Auto Owner Trust, Series 2023-1, Class A, 4.85%, 8/15/35(b)	830,000	835,018

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Generate CLO 2 Ltd., Series 2015-1A, Class AR, (3M CME Term SOFR + 1.41%, 1.15% Floor), 6.73%, 1/22/31(b)(c)	$215,456	$215,658
GoldentTree Loan Management U.S. CLO 1 Ltd., Series 2021-11A, Class A, (3M CME Term SOFR + 1.39%, 1.13% Floor), 6.71%, 10/20/34(b)(c)	300,000	300,730
Golub Capital Partners CLO Ltd., Series 2015-25A, Class AR, (3M CME Term SOFR + 1.64%, 1.38% Floor), 7.03%, 5/05/30(b)(c)	195,971	195,763
GSAA Home Equity Trust, Series 2006-4, Class 1A1, 3.68%, 3/25/36(d)	43,964	29,999
Hardee's Funding LLC, Series 2021-1A, Class A2, 2.87%, 6/20/51(b)	409,500	345,338
Hertz Vehicle Financing LLC,
Series 2021-1A, Class A, 1.21%, 12/26/25(b)	630,000	611,265
Series 2021-1A, Class C, 2.05%, 12/26/25(b)	420,000	407,000

Hildene Community Funding CDO Ltd., Series 2015-1A, Class ARR, 2.60%, 11/01/35(b)	428,742	346,034
JGWPT XXXIII LLC, Series 2014-3A, Class A, 3.50%, 6/15/77(b)	642,208	572,805
KKR CLO 32 Ltd., Series 32A, Class A1, (3M CME Term SOFR + 1.58%, 1.32% Floor), 6.90%, 1/15/32(b)(c)	150,000	150,297
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M CME Term SOFR + 0.41%, 0.30% Floor), 5.75%, 7/25/36(c)	727,080	280,599
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, (3M CME Term SOFR + 1.21%, 0.95% Floor), 6.52%, 4/19/30(b)(c)	292,734	292,853
	Par(a)	Value
Other (Continued)

Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3M CME Term SOFR + 1.20%, 0.94% Floor), 6.52%, 10/21/30(b)(c)	$486,976	$487,611
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, (3M CME Term SOFR + 1.23%, 0.97% Floor), 6.55%, 7/27/31(b)(c)	240,728	240,940
Madison Park Funding XXX Ltd., Series 2018-30A, Class A, (3M CME Term SOFR + 1.01%, 1.01% Floor), 6.33%, 4/15/29(b)(c)	215,199	215,091
Merrill Lynch Mortgage Investors Trust, Series 2004-WMC5, Class M1, (1M CME Term SOFR + 1.04%, 0.93% Floor), 6.38%, 7/25/35(c)	148,126	146,637
Myers Park CLO Ltd., Series 2018-1A, Class B1, (3M CME Term SOFR + 1.86%, 1.60% Floor), 7.18%, 10/20/30(b)(c)	250,000	249,949
Navient Student Loan Trust,
Series 2017-1A, Class A3, (30D Average SOFR + 1.26%), 6.61%, 7/26/66(b)(c)	185,854	185,687
Series 2017-2A, Class A, (30D Average SOFR + 1.16%), 6.51%, 12/27/66(b)(c)	88,554	88,059

Neuberger Berman Loan Advisers CLO 29 Ltd., Series 2018-29A, Class A1, (3M CME Term SOFR + 1.39%, 1.13% Floor), 6.70%, 10/19/31(b)(c)	256,834	257,114
NP SPE X L.P., Series 2021-1A, Class A1, 2.23%, 3/19/51(b)	775,881	700,683
OCP CLO Ltd., Series 2017-14A, Class A1A, (3M CME Term SOFR + 1.41%, 1.15% Floor), 6.78%, 11/20/30(b)(c)	206,060	206,444
Octagon 66 Ltd., Series 2022-1A, Class A1R, (3M CME Term SOFR + 1.75%, 1.75% Floor), 7.14%, 11/16/36(b)(c)	650,000	662,443

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Octagon Investment Partners 31 Ltd., Series 2017-1A, Class AR, (3M CME Term SOFR + 1.31%, 1.05% Floor), 6.63%, 7/20/30(b)(c)	$183,325	$183,454
Octagon Investment Partners XXI Ltd.,
Series 2012-1A, Class AAR3, (3M CME Term SOFR + 1.26%, 1.00% Floor), 6.64%, 2/14/31(b)(c)	260,000	260,212
Series 2012-1A, Class AARR, (3M CME Term SOFR + 1.21%, 0.95% Floor), 6.53%, 7/15/29(b)(c)	691,340	692,377

OHA Credit Funding 7 Ltd., Series 2020-7A, Class AR, (3M CME Term SOFR + 1.30%, 1.30% Floor), 6.61%, 2/24/37(b)(c)	350,000	349,209
Option One Mortgage Loan Trust, Series 2004-3, Class M1, (1M CME Term SOFR + 0.89%, 0.78% Floor), 6.23%, 11/25/34(c)	72,174	71,195
Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M CME Term SOFR + 2.06%), 7.38%, 4/20/32(b)(c)	270,000	268,623
PFS Financing Corp., Series 2021-B, Class A, 0.77%, 8/15/26(b)	910,000	886,292
Point Au Roche Park CLO Ltd., Series 2021-1A, Class A, (3M CME Term SOFR + 1.34%, 1.08% Floor), 6.66%, 7/20/34(b)(c)	620,000	620,775
PRPM LLC, Series 2022-1, Class A1, (Step to 6.72% on 3/25/25), 3.72%, 2/25/27(b)(e)	308,437	298,280
Rad CLO 1 Ltd., Series 2018-1A, Class AR, (3M CME Term SOFR + 1.24%), 6.56%, 7/15/31(b)(c)	205,438	205,638
Rad CLO 22 Ltd., Series 2023-22A, Class A1, (3M CME Term SOFR + 1.83%, 1.83% Floor), 7.20%, 1/20/37(b)(c)	550,000	550,627
	Par(a)	Value
Other (Continued)

Renaissance Home Equity Loan Trust, Series 2005-2, Class AV3, (1M CME Term SOFR + 0.85%, 0.74% Floor, 14.00% Cap), 6.19%, 8/25/35(c)	$285,690	$252,538
RR 3 Ltd., Series 2018-3A, Class A1R2, (3M CME Term SOFR + 1.35%, 1.09% Floor), 6.67%, 1/15/30(b)(c)	182,436	182,747
SBA Small Business Investment Cos., Series 2021-10A, Class 1, 1.67%, 3/10/31	210,181	184,614
Silver Rock CLO I Ltd., Series 2020-1A, Class AR, (3M CME Term SOFR + 1.78%, 1.78% Floor), 1.83%, 10/20/33(b)(c)	550,000	550,697
SLM Private Credit Student Loan Trust, Series 2006-B, Class A5, (3M CME Term SOFR + 0.53%), 5.92%, 12/15/39(c)	150,467	145,385
SMB Private Education Loan Trust,
Series 2020-A, Class A2A, 2.23%, 9/15/37(b)	136,361	127,357
Series 2021-A, Class A2B, 1.59%, 1/15/53(b)	449,770	404,050
Series 2021-E, Class A1A, 1.68%, 2/15/51(b)	129,362	117,643

Storm King Park CLO Ltd., Series 2022-1A, Class A1, (3M CME Term SOFR + 2.05%, 2.05% Floor), 7.36%, 10/15/35(b)(c)	250,000	251,902
Sunrun Vulcan Issuer LLC, Series 2021-1A, Class A, 2.46%, 1/30/52(b)	550,814	456,900
Symphony CLO 40 Ltd., Series 2023-40A, Class A1, (3M CME Term SOFR + 1.64%, 1.64% Floor), 6.98%, 1/14/34(b)(c)	520,000	521,764
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, (3M CME Term SOFR + 1.28%, 1.02% Floor), 6.60%, 10/13/32(b)(c)	244,987	245,037

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Trinitas CLO XXV Ltd., Series 2023-25A, Class A1, (3M CME Term SOFR + 1.85%, 1.85% Floor), 7.18%, 1/23/37(b)(c)	$180,000	$180,700
United States Small Business Administration,
Series 2019-20D, Class 1, 2.98%, 4/01/39	32,045	29,392
Series 2019-25G, Class 1, 2.69%, 7/01/44	50,057	43,799
Voya CLO Ltd.,
Series 2015-1A, Class A1R, (3M CME Term SOFR + 1.16%, 0.90% Floor), 6.46%, 1/18/29(b)(c)	58,798	58,827
Series 2017-3A, Class A1R, (3M CME Term SOFR + 1.30%), 6.62%, 4/20/34(b)(c)	230,000	230,301
Series 2018-2A, Class A1, (3M CME Term SOFR + 1.26%, 1.00% Floor), 6.58%, 7/15/31(b)(c)	471,953	472,661

Whitebox CLO II Ltd., Series 2020-2A, Class A1R, (3M CME Term SOFR + 1.48%, 1.22% Floor), 6.80%, 10/24/34(b)(c)	290,000	290,589
Whitebox CLO III Ltd., Series 2021-3A, Class A1, (3M CME Term SOFR + 1.48%, 1.22% Floor), 6.80%, 10/15/34(b)(c)	420,000	419,936
Woodmont Trust, Series 2023-12A, Class A1A, (3M CME Term SOFR + 2.50%, 2.50% Floor), 7.82%, 7/25/31(b)(c)	478,267	482,230
		31,414,533
Specialty Finance – 0.1%
Brazos Higher Education Authority, Inc., Series 2011-2, Class A3, (90D Average SOFR + 1.26%), 6.62%, 10/27/36(c)	128,546	128,531
	Par(a)	Value
Specialty Finance (Continued)
SLM Private Education Loan Trust, Series 2010-C, Class A5, (1M CME Term SOFR + 4.86%), 10.20%, 10/15/41(b)(c)	$195,970	$207,135
Whitebox CLO IV Ltd., Series 2023-4A, Class A1, (3M CME Term SOFR + 2.15%, 2.15% Floor), 7.47%, 4/20/36(b)(c)	540,000	543,330
		878,996
Total Asset-Backed Securities (Cost $32,919,946)		32,293,529

Corporate Bonds – 17.6%
Aerospace & Defense – 1.0%
Boeing (The) Co.,
4.88%, 5/01/25	270,000	268,452
2.20%, 2/04/26	390,000	367,314
3.10%, 5/01/26	40,000	38,305
2.70%, 2/01/27	30,000	28,085
2.80%, 3/01/27	40,000	37,495
3.20%, 3/01/29	130,000	119,493
5.15%, 5/01/30	370,000	370,818
3.25%, 2/01/35	290,000	240,301
5.71%, 5/01/40	230,000	231,687
3.75%, 2/01/50	160,000	119,506
5.81%, 5/01/50	350,000	350,506
3.95%, 8/01/59	216,000	159,535
5.93%, 5/01/60	211,000	210,671
General Dynamics Corp.,
4.25%, 4/01/40	10,000	9,262
4.25%, 4/01/50	70,000	62,950
Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27	314,000	297,443
4.20%, 5/01/30	253,000	241,763
L3Harris Technologies, Inc.,
4.40%, 6/15/28(f)	36,000	35,534
4.40%, 6/15/28	132,000	130,292
1.80%, 1/15/31(f)	321,000	263,614
5.40%, 7/31/33	382,000	393,473
4.85%, 4/27/35	60,000	58,984
Lockheed Martin Corp.,
4.45%, 5/15/28(f)	137,000	137,208
1.85%, 6/15/30(f)	40,000	34,292
3.90%, 6/15/32	90,000	86,029
5.25%, 1/15/33(f)	95,000	99,497
3.60%, 3/01/35	145,000	131,640
4.15%, 6/15/53	390,000	339,910

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Aerospace & Defense (Continued)
Northrop Grumman Corp.,
3.25%, 1/15/28	$280,000	$266,920
4.70%, 3/15/33	195,000	194,052
4.03%, 10/15/47	100,000	84,600
5.25%, 5/01/50	651,000	659,780
4.95%, 3/15/53	92,000	89,407
RTX Corp.,
6.70%, 8/01/28	179,000	191,913
7.00%, 11/01/28	168,000	180,719
4.13%, 11/16/28	580,000	565,349
2.25%, 7/01/30	100,000	86,509
6.00%, 3/15/31	150,000	159,623
5.15%, 2/27/33	248,000	251,319
6.10%, 3/15/34(f)	235,000	255,054
4.50%, 6/01/42(f)	30,000	27,453
4.15%, 5/15/45	150,000	129,180
4.63%, 11/16/48	40,000	36,183
3.13%, 7/01/50	120,000	84,232
3.03%, 3/15/52	344,000	234,256
Textron, Inc.,
3.90%, 9/17/29	368,000	350,948
2.45%, 3/15/31	43,000	36,605
		8,748,161
Apparel & Textile Products – 0.0%(g)
NIKE, Inc.,
2.75%, 3/27/27(f)	100,000	95,247
2.85%, 3/27/30	100,000	91,587
3.25%, 3/27/40	50,000	41,111
3.38%, 3/27/50	10,000	7,875
		235,820
Asset Management – 0.1%
Charles Schwab (The) Corp.,
5.88%, 8/24/26	350,000	358,354
(SOFR + 2.01%), 6.14%, 8/24/34(h)	70,000	73,980

Nuveen LLC, 4.00%, 11/01/28(b)	100,000	98,020
Vanguard Group (The), Inc., 3.05%, 8/22/50(i)	170,000	108,950
		639,304
Automotive – 0.1%
Ford Motor Co., 6.10%, 8/19/32(f)	180,000	180,372
Ford Motor Credit Co. LLC, 7.12%, 11/07/33(f)	298,000	319,357
General Motors Co.,
5.60%, 10/15/32(f)	60,000	60,853
	Par(a)	Value
Automotive (Continued)
General Motors Co.,
6.60%, 4/01/36	$10,000	$10,776
5.95%, 4/01/49(f)	10,000	9,844
		581,202
Banking – 3.1%
Bank of America Corp.,
(SOFR + 1.15%), 1.32%, 6/19/26(h)	1,090,000	1,031,409
(SOFR + 1.58%), 4.38%, 4/27/28(h)	430,000	421,589
(3M CME Term SOFR + 1.63%), 3.59%, 7/21/28(h)	160,000	152,654
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(h)	600,000	566,789
(SOFR + 1.57%), 5.82%, 9/15/29(f)(h)	1,278,000	1,321,340
(3M CME Term SOFR + 1.47%), 3.97%, 2/07/30(h)	620,000	591,562
(SOFR + 2.15%), 2.59%, 4/29/31(h)	990,000	857,295
(SOFR + 1.53%), 1.90%, 7/23/31(h)	200,000	164,650
(SOFR + 1.21%), 2.57%, 10/20/32(h)	380,000	316,794
(SOFR + 1.33%), 2.97%, 2/04/33(h)	574,000	489,682
(SOFR + 1.83%), 4.57%, 4/27/33(h)	171,000	163,624
(SOFR + 1.91%), 5.29%, 4/25/34(h)	129,000	129,793
(SOFR + 1.84%), 5.87%, 9/15/34(h)	1,287,000	1,347,679
(SOFR + 1.65%), 5.47%, 1/23/35(f)(h)	505,000	514,266
5.00%, 1/21/44	170,000	167,476
(3M CME Term SOFR + 1.78%), 4.33%, 3/15/50(f)(h)	30,000	26,379
(3M CME Term SOFR + 3.41%), 4.08%, 3/20/51(h)	330,000	275,465
Citigroup, Inc.,
3.30%, 4/27/25	120,000	117,624
5.50%, 9/13/25	90,000	90,577
(SOFR + 2.84%), 3.11%, 4/08/26(h)	80,000	77,993
3.40%, 5/01/26	95,000	91,995
(SOFR + 0.77%), 1.46%, 6/09/27(h)	133,000	122,227
(SOFR + 1.28%), 3.07%, 2/24/28(h)	107,000	101,164

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Banking (Continued)
Citigroup, Inc.,
(SOFR + 1.89%), 4.66%, 5/24/28(h)		$292,000	$290,081
(3M CME Term SOFR + 1.41%), 3.52%, 10/27/28(h)		1,083,000	1,027,392
(3M CME Term SOFR + 1.45%), 4.08%, 4/23/29(h)		150,000	144,893
(3M CME Term SOFR + 1.60%), 3.98%, 3/20/30(h)		550,000	524,165
(SOFR + 3.91%), 4.41%, 3/31/31(h)		290,000	279,049
(SOFR + 2.11%), 2.57%, 6/03/31(h)		270,000	232,566
(SOFR + 1.35%), 3.06%, 1/25/33(h)		436,000	373,468
(SOFR + 1.94%), 3.79%, 3/17/33(h)		340,000	306,749
(SOFR + 2.09%), 4.91%, 5/24/33(h)		210,000	205,738
(SOFR + 2.34%), 6.27%, 11/17/33(h)		616,000	661,099
8.13%, 7/15/39		460,000	596,470
4.65%, 7/23/48		30,000	27,728

Fifth Third Bancorp, (SOFR + 1.84%), 5.63%, 1/29/32(h)		85,000	85,799
JPMorgan Chase & Co.,
(SOFR + 1.85%), 2.08%, 4/22/26(h)		200,000	192,330
(SOFR + 0.89%), 1.58%, 4/22/27(h)		410,000	380,558
3.63%, 12/01/27		190,000	182,161
(SOFR + 1.19%), 5.04%, 1/23/28(f)(h)		190,000	190,813
(3M CME Term SOFR + 1.59%), 4.45%, 12/05/29(h)		320,000	314,152
(SOFR + 1.75%), 4.57%, 6/14/30(h)		140,000	137,788
(SOFR + 2.04%), 2.52%, 4/22/31(h)		510,000	443,451
(3M Euribor + 1.28%), 4.46%, 11/13/31(h)	EUR	220,000	250,272
(3M CME Term SOFR + 1.11%), 1.76%, 11/19/31(f)(h)		47,000	38,306
(3M CME Term SOFR + 1.25%), 2.58%, 4/22/32(h)		573,000	485,466
(SOFR + 1.18%), 2.55%, 11/08/32(h)		130,000	109,014
(SOFR + 1.26%), 2.96%, 1/25/33(h)		607,000	522,338
	Par(a)	Value
Banking (Continued)
JPMorgan Chase & Co.,
(SOFR + 1.85%), 5.35%, 6/01/34(h)	$340,000	$345,675
(SOFR + 1.81%), 6.25%, 10/23/34(h)	137,000	148,471
(SOFR + 1.62%), 5.34%, 1/23/35(h)	95,000	96,545
4.95%, 6/01/45	60,000	57,846
(SOFR + 2.44%), 3.11%, 4/22/51(h)	50,000	35,671
PNC Financial Services Group (The), Inc.,
(SOFR + 1.32%), 5.81%, 6/12/26(h)	80,000	80,446
(SOFR + 1.84%), 5.58%, 6/12/29(h)	150,000	153,118

Santander Holdings USA, Inc., (SOFR + 2.50%), 6.17%, 1/09/30(f)(h)	332,000	333,901
Truist Financial Corp.,
(SOFR + 2.05%), 6.05%, 6/08/27(h)	160,000	162,988
(SOFR + 1.62%), 5.44%, 1/24/30(h)	100,000	100,852
(SOFR + 1.92%), 5.71%, 1/24/35(h)	65,000	66,096
U.S. Bancorp,
1.45%, 5/12/25	190,000	181,820
(SOFR + 0.73%), 2.22%, 1/27/28(h)	30,000	27,630
(SOFR + 2.02%), 5.78%, 6/12/29(h)	170,000	174,165
(SOFR + 1.56%), 5.38%, 1/23/30(h)	70,000	70,830
(SOFR + 2.26%), 5.84%, 6/12/34(h)	60,000	61,920
(SOFR + 1.86%), 5.68%, 1/23/35(h)	45,000	46,044
Wells Fargo & Co.,
(SOFR + 2.00%), 2.19%, 4/30/26(h)	570,000	548,363
3.00%, 10/23/26	80,000	76,087
4.30%, 7/22/27	270,000	265,403
(3M CME Term SOFR + 1.57%), 3.58%, 5/22/28(h)	300,000	287,116
(SOFR + 2.10%), 2.39%, 6/02/28(h)	130,000	119,949
4.15%, 1/24/29	230,000	222,965
(SOFR + 1.74%), 5.57%, 7/25/29(h)	363,000	370,992
(SOFR + 1.79%), 6.30%, 10/23/29(h)	299,000	315,130

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Banking (Continued)
Wells Fargo & Co.,
(SOFR + 1.50%), 5.20%, 1/23/30(f)(h)		$209,000	$210,625
0.63%, 3/25/30	EUR	101,000	91,484
(3M CME Term SOFR + 1.43%), 2.88%, 10/30/30(h)		250,000	222,649
(3M CME Term SOFR + 4.03%), 4.48%, 4/04/31(h)		300,000	291,135
(SOFR + 1.50%), 3.35%, 3/02/33(h)		80,000	70,219
(SOFR + 2.02%), 5.39%, 4/24/34(h)		94,000	94,845
(SOFR + 1.99%), 5.56%, 7/25/34(h)		526,000	537,016
(SOFR + 2.06%), 6.49%, 10/23/34(h)		683,000	745,116
(SOFR + 1.78%), 5.50%, 1/23/35(f)(h)		314,000	320,241
4.40%, 6/14/46		330,000	281,343
4.75%, 12/07/46		130,000	116,289
(3M CME Term SOFR + 4.50%), 5.01%, 4/04/51(h)		1,650,000	1,576,094

Wells Fargo Bank N.A., 5.45%, 8/07/26(f)		479,000	486,684
			26,535,635
Beverages – 0.0%(g)
Coca-Cola (The) Co., 2.50%, 6/01/40		50,000	37,345
Constellation Brands, Inc., 4.35%, 5/09/27(f)		130,000	128,883
PepsiCo, Inc.,
2.63%, 3/19/27(f)		10,000	9,494
1.63%, 5/01/30(f)		40,000	33,846
			209,568
Biotechnology & Pharmaceuticals – 0.7%
AbbVie, Inc.,
3.80%, 3/15/25		190,000	187,547
3.60%, 5/14/25		40,000	39,340
2.95%, 11/21/26		100,000	95,842
3.20%, 11/21/29		480,000	447,406
4.55%, 3/15/35		398,000	389,828
4.50%, 5/14/35		257,000	250,817
4.88%, 11/14/48		20,000	19,306
4.25%, 11/21/49		350,000	307,401
Amgen, Inc.,
4.05%, 8/18/29		193,000	187,899
5.25%, 3/02/30		684,000	700,293
4.40%, 5/01/45		20,000	17,636
4.40%, 2/22/62		414,000	344,720
	Par(a)	Value
Biotechnology & Pharmaceuticals (Continued)
Amgen, Inc.,
5.75%, 3/02/63	$324,000	$333,867
Bristol-Myers Squibb Co.,
3.40%, 7/26/29(f)	65,000	61,588
4.55%, 2/20/48	60,000	54,268
Gilead Sciences, Inc.,
1.65%, 10/01/30(f)	151,000	126,131
2.60%, 10/01/40	133,000	96,792
4.80%, 4/01/44	78,000	74,543
4.50%, 2/01/45	268,000	245,891
4.75%, 3/01/46	120,000	113,397
Johnson & Johnson,
3.63%, 3/03/37	70,000	63,677
2.10%, 9/01/40	260,000	183,451
Merck & Co., Inc.,
1.45%, 6/24/30	70,000	58,499
2.75%, 12/10/51	250,000	167,809
Pfizer Investment Enterprises Pte. Ltd.,
4.75%, 5/19/33	278,000	277,655
5.30%, 5/19/53	131,000	133,195
5.34%, 5/19/63	73,000	72,939
Pfizer, Inc.,
2.63%, 4/01/30	160,000	144,130
1.70%, 5/28/30	100,000	85,118
2.55%, 5/28/40	240,000	173,977
4.13%, 12/15/46	108,000	95,250
4.20%, 9/15/48	119,000	105,091
4.00%, 3/15/49	105,000	89,826
2.70%, 5/28/50(f)	180,000	123,292
		5,868,421
Cable & Satellite – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.91%, 7/23/25	130,000	128,847
4.20%, 3/15/28	90,000	86,510
5.05%, 3/30/29	640,000	629,638
4.40%, 4/01/33(f)	400,000	361,614
5.38%, 4/01/38	60,000	54,398
3.50%, 6/01/41	300,000	209,439
3.50%, 3/01/42	60,000	41,243
5.38%, 5/01/47	161,000	134,777
5.75%, 4/01/48	171,000	149,084
5.13%, 7/01/49	70,000	55,754
4.80%, 3/01/50	30,000	22,902
3.70%, 4/01/51(f)	216,000	137,822
3.90%, 6/01/52	836,000	549,337
3.85%, 4/01/61	170,000	103,018
5.50%, 4/01/63	110,000	89,281

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Cable & Satellite (Continued)
Comcast Corp.,
3.95%, 10/15/25	$10,000	$9,875
3.15%, 3/01/26	50,000	48,629
3.30%, 4/01/27	50,000	48,193
4.15%, 10/15/28	520,000	512,222
2.65%, 2/01/30	263,000	236,528
3.40%, 4/01/30	70,000	65,242
4.25%, 10/15/30	390,000	381,683
4.80%, 5/15/33(f)	136,000	136,391
3.25%, 11/01/39	20,000	16,131
3.75%, 4/01/40	223,000	190,999
3.40%, 7/15/46	20,000	15,340
4.00%, 8/15/47	30,000	25,117
3.97%, 11/01/47	140,000	115,858
4.00%, 3/01/48	20,000	16,590
4.00%, 11/01/49	170,000	140,475
3.45%, 2/01/50	60,000	45,178
2.80%, 1/15/51	190,000	124,390
2.89%, 11/01/51	120,000	79,444
2.94%, 11/01/56	315,000	203,570
4.95%, 10/15/58	20,000	19,249
2.99%, 11/01/63(f)	373,000	235,618
Time Warner Cable LLC,
6.55%, 5/01/37	50,000	49,903
5.88%, 11/15/40	60,000	54,501
		5,524,790
Chemicals – 0.0%(g)
Eastman Chemical Co., 5.75%, 3/08/33	34,000	35,018
Commercial Support Services – 0.0%(g)
Cintas Corp. No. 2,
3.70%, 4/01/27	20,000	19,569
4.00%, 5/01/32	120,000	115,028
Republic Services, Inc.,
1.75%, 2/15/32(f)	46,000	36,933
2.38%, 3/15/33	53,000	43,686
5.00%, 4/01/34	34,000	34,345

Waste Management, Inc., 4.88%, 2/15/34	115,000	115,775
		365,336
Construction Materials – 0.0%(g)
Owens Corning, 3.95%, 8/15/29	40,000	38,189
Containers & Packaging – 0.0%(g)
Amcor Finance USA, Inc., 5.63%, 5/26/33	33,000	34,196
Berry Global, Inc., 1.57%, 1/15/26	45,000	42,007
		76,203
	Par(a)	Value
Diversified Industrials – 0.1%
3M Co.,
2.38%, 8/26/29	$290,000	$254,365
3.70%, 4/15/50	30,000	23,232

Emerson Electric Co., 2.80%, 12/21/51	460,000	307,570
		585,167
E-Commerce Discretionary – 0.2%
Amazon.com, Inc.,
3.30%, 4/13/27	50,000	48,547
1.20%, 6/03/27	280,000	252,971
3.15%, 8/22/27	140,000	134,527
3.45%, 4/13/29(f)	110,000	106,133
1.50%, 6/03/30	70,000	59,155
2.10%, 5/12/31	80,000	68,430
3.60%, 4/13/32	320,000	301,961
3.88%, 8/22/37	200,000	184,251
2.50%, 6/03/50	700,000	453,949
4.25%, 8/22/57(f)	170,000	151,703
		1,761,627
Electric Utilities – 1.4%
AEP Texas, Inc.,
3.95%, 6/01/28	451,000	435,596
3.45%, 5/15/51	267,000	188,311
5.25%, 5/15/52	89,000	85,800

AEP Transmission Co. LLC, 3.80%, 6/15/49	258,000	201,052
Alabama Power Co.,
5.20%, 6/01/41	38,000	37,180
3.75%, 3/01/45	306,000	248,175
3.00%, 3/15/52	108,000	74,411

American Transmission Systems, Inc., 2.65%, 1/15/32(b)	336,000	282,460
Baltimore Gas and Electric Co.,
3.75%, 8/15/47	322,000	255,600
2.90%, 6/15/50	227,000	151,351

CenterPoint Energy Houston Electric LLC, 3.35%, 4/01/51	114,000	84,841
Cleveland Electric Illuminating (The) Co., 3.50%, 4/01/28(b)	100,000	94,114
Commonwealth Edison Co.,
4.00%, 3/01/49	42,000	34,703
3.13%, 3/15/51	63,000	43,721
2.75%, 9/01/51	147,000	94,153
5.30%, 2/01/53	101,000	101,793

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric Utilities (Continued)
Consolidated Edison Co. of New York, Inc.,
3.35%, 4/01/30	$50,000	$46,652
6.30%, 8/15/37	34,000	37,349
3.95%, 4/01/50	20,000	16,568
Consumers Energy Co.,
4.63%, 5/15/33	108,000	106,862
3.75%, 2/15/50	207,000	167,892
3.50%, 8/01/51	48,000	37,237

Dominion Energy South Carolina, Inc., 6.25%, 10/15/53	50,000	56,899
DTE Electric Co., 3.25%, 4/01/51	131,000	94,016
Duke Energy Carolinas LLC,
3.75%, 6/01/45	120,000	95,417
3.88%, 3/15/46	65,000	52,176
3.95%, 3/15/48	236,000	191,552
3.20%, 8/15/49	46,000	32,871
5.40%, 1/15/54(f)	81,000	81,959
Duke Energy Florida LLC,
2.50%, 12/01/29	62,000	55,154
1.75%, 6/15/30	195,000	162,858
3.00%, 12/15/51	241,000	160,737
5.95%, 11/15/52	202,000	218,998

Duke Energy Ohio, Inc., 5.65%, 4/01/53	36,000	37,235
Duke Energy Progress LLC,
3.45%, 3/15/29	232,000	220,692
2.50%, 8/15/50	324,000	200,114
4.00%, 4/01/52	61,000	49,058
5.35%, 3/15/53	103,000	103,002
Edison International,
4.95%, 4/15/25	124,000	123,227
5.75%, 6/15/27	235,000	240,134
5.25%, 11/15/28(f)	102,000	102,973
6.95%, 11/15/29(f)	246,000	267,187

Entergy Arkansas LLC, 5.30%, 9/15/33	37,000	37,980
Eversource Energy,
5.45%, 3/01/28	152,000	154,752
4.25%, 4/01/29	50,000	48,153
FirstEnergy Corp.,
2.05%, 3/01/25	22,000	21,116
1.60%, 1/15/26	40,000	37,220
4.15%, 7/15/27(f)	499,000	479,173
5.10%, 7/15/47	77,000	68,962
3.40%, 3/01/50	167,000	115,644

FirstEnergy Transmission LLC, 4.55%, 4/01/49(b)	215,000	183,944
	Par(a)	Value
Electric Utilities (Continued)
Florida Power & Light Co.,
3.99%, 3/01/49	$174,000	$145,677
3.15%, 10/01/49	52,000	37,527

Georgia Power Co., 4.95%, 5/17/33	139,000	139,045
MidAmerican Energy Co.,
3.65%, 4/15/29	160,000	153,231
5.85%, 9/15/54	99,000	108,202
5.30%, 2/01/55	35,000	35,499

Mid-Atlantic Interstate Transmission LLC, 4.10%, 5/15/28(b)	40,000	38,677
Northern States Power Co.,
2.90%, 3/01/50(f)	100,000	68,544
2.60%, 6/01/51	93,000	59,530
3.20%, 4/01/52(f)	212,000	152,591
4.50%, 6/01/52	79,000	71,326
5.10%, 5/15/53(f)	51,000	50,553
Ohio Power Co.,
2.60%, 4/01/30	294,000	257,694
5.00%, 6/01/33	222,000	222,497
4.15%, 4/01/48	52,000	42,511
4.00%, 6/01/49	190,000	151,620
2.90%, 10/01/51	147,000	96,802
Pacific Gas and Electric Co.,
2.10%, 8/01/27(f)	50,000	45,240
2.50%, 2/01/31	180,000	149,398
3.30%, 8/01/40	20,000	14,811
3.50%, 8/01/50	919,000	641,659
6.70%, 4/01/53	40,000	44,026
PECO Energy Co.,
3.70%, 9/15/47	73,000	58,071
3.05%, 3/15/51	150,000	103,888
2.85%, 9/15/51	279,000	185,021
4.60%, 5/15/52	100,000	92,024
4.38%, 8/15/52(f)	59,000	51,952

Progress Energy, Inc., 7.75%, 3/01/31	70,000	80,468
Public Service Co. of New Hampshire, 5.15%, 1/15/53	173,000	172,329
Public Service Electric and Gas Co., 2.05%, 8/01/50(f)	169,000	100,442
San Diego Gas & Electric Co.,
4.10%, 6/15/49(f)	180,000	149,348
3.32%, 4/15/50(f)	129,000	92,722
Southern California Edison Co.,
5.65%, 10/01/28(f)	182,000	189,335

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Electric Utilities (Continued)
Southern California Edison Co.,
2.25%, 6/01/30		$255,000	$219,453
2.50%, 6/01/31		208,000	177,285
5.95%, 11/01/32		485,000	516,978

Union Electric Co., 5.45%, 3/15/53		43,000	43,534
Virginia Electric and Power Co., 4.00%, 1/15/43		167,000	142,048
			11,620,582
Electrical Equipment – 0.0%(g)
Carrier Global Corp., 3.58%, 4/05/50		10,000	7,658
Otis Worldwide Corp.,
2.06%, 4/05/25		50,000	48,196
5.25%, 8/16/28		109,000	111,467
			167,321
Entertainment Content – 0.2%
Fox Corp.,
6.50%, 10/13/33		140,000	150,991
5.48%, 1/25/39		370,000	362,310
Paramount Global,
5.85%, 9/01/43		86,000	76,428
4.90%, 8/15/44		21,000	16,615
4.60%, 1/15/45		30,000	22,883

Time Warner Cable Enterprises LLC, 8.38%, 7/15/33		170,000	194,962
Warnermedia Holdings, Inc.,
6.41%, 3/15/26		30,000	30,004
3.76%, 3/15/27		80,000	76,851
4.05%, 3/15/29		140,000	132,556
4.28%, 3/15/32		110,000	100,717
5.05%, 3/15/42		30,000	26,592
5.14%, 3/15/52		80,000	68,765
			1,259,674
Food – 0.1%
Mars, Inc.,
3.20%, 4/01/30(b)		80,000	73,656
2.38%, 7/16/40(b)		200,000	141,304

Mondelez International, Inc., 1.50%, 5/04/25		120,000	115,023
Nestle Finance International Ltd., 3.25%, 1/23/37	EUR	90,000	97,085
			427,068
		Par(a)	Value
Gas & Water Utilities – 0.1%
Atmos Energy Corp.,
4.13%, 3/15/49		$40,000	$33,979
3.38%, 9/15/49		48,000	35,633

CenterPoint Energy Resources Corp., 5.25%, 3/01/28		120,000	122,868
National Grid North America, Inc., 4.67%, 9/12/33	EUR	200,000	228,892
NiSource, Inc.,
3.49%, 5/15/27		71,000	68,401
5.25%, 3/30/28(f)		396,000	403,929
5.40%, 6/30/33(f)		228,000	233,734

ONE Gas, Inc., 5.10%, 4/01/29(f)		51,000	52,059
Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31		62,000	52,686
			1,232,181
Health Care Facilities & Services – 0.8%
Cigna Group (The),
4.13%, 11/15/25		20,000	19,703
4.38%, 10/15/28		440,000	433,868
4.80%, 8/15/38		210,000	202,445
4.90%, 12/15/48(f)		60,000	55,875
CVS Health Corp.,
3.63%, 4/01/27		40,000	38,719
4.30%, 3/25/28(f)		217,000	213,214
3.75%, 4/01/30		300,000	280,984
1.88%, 2/28/31(f)		40,000	32,809
2.13%, 9/15/31		130,000	107,130
4.78%, 3/25/38		400,000	375,247
4.13%, 4/01/40		40,000	33,970
2.70%, 8/21/40		158,000	111,283
5.05%, 3/25/48		370,000	339,222
5.88%, 6/01/53(f)		53,000	54,669
6.00%, 6/01/63		111,000	114,608
Elevance Health, Inc.,
3.65%, 12/01/27		300,000	289,130
4.10%, 5/15/32		80,000	75,715
4.38%, 12/01/47		58,000	50,986
4.55%, 3/01/48		56,000	50,357
4.55%, 5/15/52		40,000	36,105
6.10%, 10/15/52		45,000	49,858
4.85%, 8/15/54		57,000	49,908
HCA, Inc.,
5.25%, 4/15/25		191,000	190,790
5.25%, 6/15/26		229,000	229,656
4.13%, 6/15/29		202,000	192,906
3.50%, 9/01/30		674,000	611,562
Humana, Inc.,
4.50%, 4/01/25		20,000	19,841

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Health Care Facilities & Services (Continued)
Humana, Inc.,
3.95%, 3/15/27		$140,000	$136,650
3.70%, 3/23/29(f)		310,000	294,475
3.13%, 8/15/29		310,000	284,841
2.15%, 2/03/32		50,000	40,488
UnitedHealth Group, Inc.,
1.25%, 1/15/26(f)		40,000	37,520
3.85%, 6/15/28		130,000	127,076
3.88%, 12/15/28		110,000	107,090
4.00%, 5/15/29		160,000	156,105
2.00%, 5/15/30		40,000	34,366
2.30%, 5/15/31		30,000	25,766
4.20%, 5/15/32		110,000	106,527
2.75%, 5/15/40		150,000	113,446
2.90%, 5/15/50		100,000	69,496
3.25%, 5/15/51(f)		512,000	375,629
4.75%, 5/15/52		182,000	172,385
3.88%, 8/15/59		233,000	186,779
6.05%, 2/15/63		44,000	50,224
			6,579,423
Household Products – 0.1%
Haleon U.S. Capital LLC, 3.38%, 3/24/29		480,000	452,532
Kenvue, Inc., 4.90%, 3/22/33		200,000	204,015
Kimberly-Clark Corp., 3.10%, 3/26/30		30,000	27,813
Procter & Gamble (The) Co., 3.00%, 3/25/30		60,000	55,964
			740,324
Institutional Financial Services – 1.4%
Bank of New York Mellon (The) Corp., 1.60%, 4/24/25		60,000	57,713
Goldman Sachs Group (The), Inc.,
3.50%, 4/01/25		70,000	68,676
3.50%, 11/16/26		570,000	550,923
(SOFR + 1.85%), 3.62%, 3/15/28(h)		60,000	57,539
(SOFR + 1.73%), 4.48%, 8/23/28(h)		138,000	135,957
(3M CME Term SOFR + 1.42%), 3.81%, 4/23/29(h)		290,000	276,147
(3M CME Term SOFR + 1.56%), 4.22%, 5/01/29(h)		1,351,000	1,307,258
0.88%, 5/09/29	EUR	100,000	94,010
(SOFR + 1.77%), 6.48%, 10/24/29(f)(h)		922,000	978,946
2.60%, 2/07/30		166,000	146,009
	Par(a)	Value
Institutional Financial Services (Continued)
Goldman Sachs Group (The), Inc.,
3.80%, 3/15/30	$193,000	$181,642
(SOFR + 1.09%), 1.99%, 1/27/32(h)	269,000	218,928
(SOFR + 1.28%), 2.62%, 4/22/32(h)	168,000	141,756
(SOFR + 1.25%), 2.38%, 7/21/32(h)	110,000	90,700
(SOFR + 1.26%), 2.65%, 10/21/32(h)	491,000	410,743
(SOFR + 1.51%), 3.21%, 4/22/42(h)	80,000	61,722
(SOFR + 1.47%), 2.91%, 7/21/42(h)	160,000	118,312
5.15%, 5/22/45	160,000	157,389
4.75%, 10/21/45	230,000	218,263

Intercontinental Exchange, Inc., 4.60%, 3/15/33	60,000	58,918
Morgan Stanley,
(SOFR + 1.99%), 2.19%, 4/28/26(h)	340,000	327,772
(3M CME Term SOFR + 1.40%), 3.77%, 1/24/29(h)	300,000	286,872
(SOFR + 1.59%), 5.16%, 4/20/29(h)	276,000	277,808
(SOFR + 1.63%), 5.45%, 7/20/29(h)	191,000	194,397
(SOFR + 1.83%), 6.41%, 11/01/29(f)(h)	1,379,000	1,461,433
(3M CME Term SOFR + 1.89%), 4.43%, 1/23/30(h)	10,000	9,746
(SOFR + 1.14%), 2.70%, 1/22/31(h)	741,000	651,077
(SOFR + 3.12%), 3.62%, 4/01/31(h)	340,000	313,704
(SOFR + 1.03%), 1.79%, 2/13/32(h)	146,000	117,209
(SOFR + 1.02%), 1.93%, 4/28/32(h)	391,000	315,442
(SOFR + 1.18%), 2.24%, 7/21/32(h)	602,000	493,579
(SOFR + 1.20%), 2.51%, 10/20/32(f)(h)	543,000	452,250
(SOFR + 1.29%), 2.94%, 1/21/33(h)	43,000	36,696
(SOFR + 1.87%), 5.25%, 4/21/34(h)	175,000	175,096
(SOFR + 1.88%), 5.42%, 7/21/34(h)	466,000	472,036
(SOFR + 2.05%), 6.63%, 11/01/34(f)(h)	580,000	642,026

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
(SOFR + 1.73%), 5.47%, 1/18/35(h)	$65,000	$66,333
Nasdaq, Inc.,
5.55%, 2/15/34	196,000	203,239
6.10%, 6/28/63	213,000	229,692
		12,057,958
Insurance – 0.1%
Aon Corp., 2.80%, 5/15/30	100,000	88,788
Aon Corp./Aon Global Holdings PLC, 5.00%, 9/12/32	52,000	52,039
Berkshire Hathaway Finance Corp., 4.25%, 1/15/49	150,000	136,691
Guardian Life Global Funding, 1.10%, 6/23/25(b)	50,000	47,463
Hartford Financial Services Group (The), Inc., 6.63%, 3/30/40	34,000	37,215
Marsh & McLennan Cos., Inc., 2.90%, 12/15/51	104,000	68,969
MetLife, Inc., 6.40%, 12/15/36	100,000	101,909
New York Life Global Funding, 0.95%, 6/24/25(b)	10,000	9,474
Principal Life Global Funding II, 1.25%, 6/23/25(b)	40,000	38,034
Teachers Insurance & Annuity Association of America, 4.90%, 9/15/44(b)	20,000	18,850
		599,432
Internet Media & Services – 0.0%(g)
Alphabet, Inc.,
1.10%, 8/15/30(f)	60,000	49,675
1.90%, 8/15/40	70,000	47,876

Meta Platforms, Inc., 5.75%, 5/15/63	145,000	157,257
		254,808
Leisure Facilities & Services – 0.2%
Las Vegas Sands Corp., 2.90%, 6/25/25	380,000	366,924
McDonald's Corp.,
1.45%, 9/01/25(f)	140,000	132,880
3.50%, 3/01/27	30,000	29,210
3.50%, 7/01/27	60,000	58,148
3.80%, 4/01/28	270,000	263,382
2.13%, 3/01/30	170,000	148,557
3.60%, 7/01/30	80,000	75,655
		Par(a)	Value
Leisure Facilities & Services (Continued)
McDonald's Corp.,
3.88%, 2/20/31	EUR	$200,000	$223,920
4.88%, 12/09/45		30,000	29,053
4.20%, 4/01/50		240,000	205,995
			1,533,724
Machinery – 0.0%(g)
CNH Industrial Capital LLC, 5.45%, 10/14/25(f)		40,000	40,276
Deere & Co.,
3.10%, 4/15/30		30,000	27,757
3.75%, 4/15/50		70,000	59,697

Eaton Corp., 4.15%, 11/02/42		30,000	27,050
			154,780
Medical Equipment & Devices – 0.1%
Abbott Laboratories, 4.75%, 11/30/36		40,000	40,486
Agilent Technologies, Inc., 2.10%, 6/04/30		43,000	36,905
Becton Dickinson & Co., 4.69%, 12/15/44		15,000	14,022
Thermo Fisher Scientific, Inc.,
5.09%, 8/10/33(f)		345,000	356,612
5.20%, 1/31/34(f)		35,000	36,406
			484,431
Metals & Mining – 0.0%(g)
Freeport-McMoRan, Inc., 5.45%, 3/15/43		20,000	19,238
Newmont Corp., 2.25%, 10/01/30		120,000	102,798
			122,036
Oil & Gas Producers – 3.8%
Antero Resources Corp.,
7.63%, 2/01/29(b)(f)		159,000	163,715
5.38%, 3/01/30(b)		185,000	176,408
Apache Corp.,
5.10%, 9/01/40		169,000	144,958
4.75%, 4/15/43		197,000	155,010
4.25%, 1/15/44		380,000	272,848
BP Capital Markets America, Inc.,
3.41%, 2/11/26		20,000	19,527
3.12%, 5/04/26		50,000	48,367
3.94%, 9/21/28		110,000	107,170
3.63%, 4/06/30		80,000	76,169
1.75%, 8/10/30		200,000	168,100
3.00%, 2/24/50		190,000	132,754
Cameron LNG LLC,
2.90%, 7/15/31(b)		160,000	140,785

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Oil & Gas Producers (Continued)
Cameron LNG LLC,
3.30%, 1/15/35(b)	$766,000	$650,740
3.40%, 1/15/38(b)	279,000	230,640
Cheniere Corpus Christi Holdings LLC,
5.13%, 6/30/27	1,108,000	1,113,416
3.70%, 11/15/29(f)	276,000	259,889
2.74%, 12/31/39	83,000	66,261
Cheniere Energy Partners L.P.,
4.50%, 10/01/29	682,000	650,615
3.25%, 1/31/32	615,000	522,073
5.95%, 6/30/33(b)	35,000	35,743
Chevron Corp.,
2.00%, 5/11/27	40,000	37,164
3.08%, 5/11/50	230,000	167,976

Chevron USA, Inc., 3.85%, 1/15/28	110,000	108,684
Columbia Pipelines Operating Co. LLC,
6.04%, 11/15/33(b)	340,000	356,953
6.54%, 11/15/53(b)	50,000	54,908
Continental Resources, Inc.,
4.38%, 1/15/28	130,000	126,147
5.75%, 1/15/31(b)	20,000	19,906
4.90%, 6/01/44	520,000	425,529
Coterra Energy, Inc.,
3.90%, 5/15/27	280,000	272,504
4.38%, 3/15/29	750,000	732,404
Devon Energy Corp.,
5.25%, 10/15/27	12,000	12,083
4.50%, 1/15/30(f)	112,000	108,224
5.60%, 7/15/41(f)	291,000	280,541
4.75%, 5/15/42	440,000	384,586
5.00%, 6/15/45(f)	80,000	71,164
Diamondback Energy, Inc.,
3.25%, 12/01/26	1,525,000	1,476,020
3.50%, 12/01/29	2,247,000	2,087,505
3.13%, 3/24/31	864,000	766,860
4.40%, 3/24/51	310,000	255,349
Energy Transfer L.P.,
2.90%, 5/15/25	60,000	58,243
5.50%, 6/01/27	130,000	131,846
4.95%, 6/15/28	20,000	19,963
6.00%, 2/01/29(b)	5,000	5,024
5.25%, 4/15/29	60,000	60,628
3.75%, 5/15/30	430,000	397,594
7.38%, 2/01/31(b)	548,000	576,025
6.55%, 12/01/33(f)	45,000	48,522
5.55%, 5/15/34	130,000	130,744
4.95%, 1/15/43	66,000	57,427
	Par(a)	Value
Oil & Gas Producers (Continued)
Energy Transfer L.P.,
5.15%, 2/01/43	$139,000	$125,530
5.30%, 4/01/44	160,000	149,214
5.35%, 5/15/45	210,000	195,290
5.30%, 4/15/47	187,000	171,979
5.40%, 10/01/47	331,000	307,751
Enterprise Products Operating LLC,
4.15%, 10/16/28	270,000	265,505
3.13%, 7/31/29	100,000	92,972
2.80%, 1/31/30	300,000	270,584
4.85%, 1/31/34	290,000	290,174
6.65%, 10/15/34	80,000	91,342
7.55%, 4/15/38	10,000	12,285
4.85%, 3/15/44	80,000	76,874
5.10%, 2/15/45	100,000	98,235
3.70%, 1/31/51	170,000	133,700
3.95%, 1/31/60(f)	70,000	55,996
(3M CME Term SOFR + 2.83%), 5.38%, 2/15/78(f)(h)	50,000	46,589
EOG Resources, Inc.,
4.38%, 4/15/30	270,000	267,621
3.90%, 4/01/35	180,000	166,061
4.95%, 4/15/50(f)	390,000	380,287
EQT Corp.,
3.13%, 5/15/26(b)	166,000	157,768
3.90%, 10/01/27	199,000	190,226
5.70%, 4/01/28	93,000	94,613
5.00%, 1/15/29	224,000	221,160
7.00%, 2/01/30(f)	150,000	160,835
3.63%, 5/15/31(b)	303,000	269,967
Exxon Mobil Corp.,
2.44%, 8/16/29(f)	240,000	217,773
3.48%, 3/19/30	120,000	113,801
4.11%, 3/01/46	20,000	17,568
4.33%, 3/19/50(f)	10,000	8,935
3.45%, 4/15/51	300,000	231,267
Kinder Morgan Energy Partners L.P.,
6.50%, 2/01/37	96,000	101,019
5.50%, 3/01/44	10,000	9,522
Kinder Morgan, Inc.,
4.30%, 6/01/25	10,000	9,884
4.30%, 3/01/28	387,000	379,277
5.00%, 2/01/29	370,000	370,958
5.05%, 2/15/46(f)	40,000	35,909
MPLX L.P.,
4.00%, 3/15/28	200,000	193,679
4.80%, 2/15/29	30,000	29,834
4.50%, 4/15/38	90,000	80,995
5.20%, 3/01/47	60,000	55,675

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Oil & Gas Producers (Continued)
MPLX L.P.,
5.20%, 12/01/47	$100,000	$90,748
4.70%, 4/15/48	210,000	180,885
5.50%, 2/15/49	60,000	57,772
NGPL PipeCo LLC,
4.88%, 8/15/27(b)	118,000	115,931
3.25%, 7/15/31(b)	489,000	424,033
7.77%, 12/15/37(b)	28,000	31,530

Northwest Pipeline LLC, 4.00%, 4/01/27	637,000	623,651
Occidental Petroleum Corp.,
5.55%, 3/15/26	160,000	161,017
3.00%, 2/15/27	220,000	204,908
7.88%, 9/15/31	210,000	238,968
4.50%, 7/15/44	80,000	63,234
6.60%, 3/15/46	150,000	162,009
4.10%, 2/15/47	50,000	36,093
4.20%, 3/15/48	230,000	177,511
ONEOK, Inc.,
5.55%, 11/01/26	70,000	71,180
5.80%, 11/01/30	100,000	103,939
6.05%, 9/01/33	170,000	178,500
4.45%, 9/01/49	44,000	36,150
6.63%, 9/01/53	416,000	458,119

Ovintiv, Inc., 5.38%, 1/01/26	47,000	47,029
Pioneer Natural Resources Co.,
1.13%, 1/15/26	30,000	27,992
1.90%, 8/15/30	150,000	127,801
2.15%, 1/15/31(f)	380,000	323,704
Sabine Pass Liquefaction LLC,
5.63%, 3/01/25(f)	898,000	899,619
5.88%, 6/30/26(f)	922,000	937,962
5.00%, 3/15/27	230,000	230,597
5.90%, 9/15/37	270,000	283,079

Southern Natural Gas Co. LLC, 8.00%, 3/01/32	80,000	93,997
Targa Resources Corp.,
5.20%, 7/01/27	182,000	182,792
6.50%, 3/30/34	121,000	130,465
4.95%, 4/15/52	60,000	52,326
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	272,000	267,828
5.50%, 3/01/30	91,000	90,566
4.88%, 2/01/31	518,000	496,762
	Par(a)	Value
Oil & Gas Producers (Continued)

Tennessee Gas Pipeline Co. LLC, 2.90%, 3/01/30(b)	$70,000	$61,600
Texas Eastern Transmission L.P., 3.50%, 1/15/28(b)	920,000	872,231
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26	670,000	702,678
4.00%, 3/15/28	396,000	385,193
4.60%, 3/15/48	243,000	218,584
Viper Energy, Inc.,
5.38%, 11/01/27(b)(f)	816,000	802,952
7.38%, 11/01/31(b)(f)	515,000	532,183
Western Midstream Operating L.P.,
3.10%, 2/01/25	50,000	48,722
4.65%, 7/01/26	90,000	88,643
Williams (The) Cos., Inc.,
4.90%, 1/15/45	440,000	401,303
5.10%, 9/15/45	140,000	133,255
4.85%, 3/01/48	40,000	36,387
		32,406,793
Real Estate Investment Trusts – 0.6%
American Tower Corp.,
3.80%, 8/15/29	328,000	309,476
2.10%, 6/15/30(f)	83,000	69,712
2.70%, 4/15/31	302,000	258,844
Crown Castle, Inc.,
3.30%, 7/01/30	649,000	579,891
2.50%, 7/15/31	45,000	37,501

Equinix, Inc., 2.15%, 7/15/30	130,000	109,805
Extra Space Storage L.P., 2.40%, 10/15/31	42,000	34,410
GLP Capital L.P./GLP Financing II, Inc.,
5.75%, 6/01/28	769,000	774,228
4.00%, 1/15/30(f)	439,000	400,016
3.25%, 1/15/32	207,000	174,089
NNN REIT, Inc.,
3.10%, 4/15/50	42,000	27,729
3.50%, 4/15/51(f)	160,000	117,504
Realty Income Corp.,
4.85%, 3/15/30	37,000	36,991
3.25%, 1/15/31	111,000	100,046

VICI Properties L.P., 4.75%, 2/15/28	514,000	503,287
VICI Properties L.P./VICI Note Co., Inc.,
4.50%, 9/01/26(b)	415,000	403,569
4.25%, 12/01/26(b)	135,000	129,971

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Real Estate Investment Trusts (Continued)
VICI Properties L.P./VICI Note Co., Inc.,
5.75%, 2/01/27(b)	$181,000	$180,560
3.75%, 2/15/27(b)	63,000	59,601
4.63%, 12/01/29(b)	972,000	919,823
4.13%, 8/15/30(b)	98,000	89,186
		5,316,239
Retail - Consumer Staples – 0.0%(g)
Costco Wholesale Corp.,
1.38%, 6/20/27	190,000	172,569
1.75%, 4/20/32	90,000	73,639
Walmart, Inc.,
1.50%, 9/22/28(f)	60,000	53,552
2.38%, 9/24/29	20,000	18,213
1.80%, 9/22/31	40,000	33,564
		351,537
Retail - Discretionary – 0.1%
Home Depot (The), Inc.,
2.50%, 4/15/27	60,000	56,621
3.90%, 12/06/28	10,000	9,822
2.70%, 4/15/30	80,000	72,481
3.30%, 4/15/40	160,000	131,388
3.90%, 6/15/47	20,000	16,941
3.35%, 4/15/50	210,000	160,140
Lowe's Cos., Inc.,
1.70%, 9/15/28	180,000	159,036
4.50%, 4/15/30	217,000	215,528
2.63%, 4/01/31	42,000	36,531
2.80%, 9/15/41	284,000	208,068
4.65%, 4/15/42	43,000	40,005
		1,106,561
Semiconductors – 0.3%
Applied Materials, Inc., 1.75%, 6/01/30	210,000	179,061
Broadcom, Inc.,
4.15%, 4/15/32(b)	89,000	83,940
2.60%, 2/15/33(b)(f)	97,000	79,680
3.42%, 4/15/33(b)	75,000	65,863
3.47%, 4/15/34(b)	66,000	57,327
3.14%, 11/15/35(b)	515,000	423,340
3.19%, 11/15/36(b)	160,000	129,974
4.93%, 5/15/37(b)	55,000	53,045
Intel Corp.,
1.60%, 8/12/28	100,000	88,548
5.13%, 2/10/30	120,000	123,593
5.20%, 2/10/33	90,000	92,647
4.75%, 3/25/50(f)	80,000	74,113
3.05%, 8/12/51	132,000	91,313
	Par(a)	Value
Semiconductors (Continued)
KLA Corp.,
4.65%, 7/15/32	$70,000	$70,303
3.30%, 3/01/50	160,000	119,500
Micron Technology, Inc.,
5.30%, 1/15/31	110,000	111,145
5.88%, 2/09/33(f)	70,000	73,098

NVIDIA Corp., 3.70%, 4/01/60	150,000	124,282
Texas Instruments, Inc.,
2.90%, 11/03/27(f)	220,000	208,980
1.75%, 5/04/30	70,000	59,677
3.88%, 3/15/39	100,000	91,785
5.00%, 3/14/53(f)	44,000	43,967
		2,445,181
Software – 0.2%
Adobe, Inc., 2.30%, 2/01/30	200,000	178,861
Autodesk, Inc., 2.40%, 12/15/31	43,000	36,400
Microsoft Corp., 2.92%, 3/17/52	70,000	50,245
Oracle Corp.,
1.65%, 3/25/26	310,000	289,714
2.95%, 4/01/30	30,000	27,024
4.65%, 5/06/30(f)	120,000	118,750
2.88%, 3/25/31	360,000	316,775
3.80%, 11/15/37(f)	162,000	138,282
3.60%, 4/01/40	54,000	43,185
4.13%, 5/15/45(f)	389,000	319,549
4.00%, 7/15/46	93,000	75,034
3.60%, 4/01/50	162,000	119,213
3.95%, 3/25/51	82,000	63,708
5.55%, 2/06/53(f)	65,000	64,594
4.38%, 5/15/55	81,000	66,722

Salesforce, Inc., 3.70%, 4/11/28	190,000	186,250
		2,094,306
Specialty Finance – 0.1%
Air Lease Corp.,
3.38%, 7/01/25	70,000	67,889
5.30%, 2/01/28	160,000	161,265
American Express Co.,
4.20%, 11/06/25	70,000	69,334
4.05%, 5/03/29	140,000	138,124

USAA Capital Corp., 2.13%, 5/01/30(b)	150,000	126,540
		563,152

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Technology Hardware – 0.1%
Dell International LLC/EMC Corp.,
6.02%, 6/15/26	$105,000	$107,276
4.90%, 10/01/26	256,000	256,060
5.25%, 2/01/28	36,000	36,778

Hewlett Packard Enterprise Co., 5.25%, 7/01/28(f)	89,000	90,446
Motorola Solutions, Inc., 5.60%, 6/01/32(f)	311,000	319,713
		810,273
Technology Services – 0.2%
FactSet Research Systems, Inc., 3.45%, 3/01/32	310,000	276,505
Global Payments, Inc., 2.90%, 5/15/30	145,000	127,701
Mastercard, Inc.,
3.35%, 3/26/30	120,000	113,527
3.85%, 3/26/50	280,000	239,414

Moody's Corp., 2.00%, 8/19/31	94,000	77,510
MSCI, Inc., 3.63%, 11/01/31(b)	372,000	326,639
PayPal Holdings, Inc.,
1.65%, 6/01/25	10,000	9,575
2.30%, 6/01/30	80,000	69,400
4.40%, 6/01/32(f)	70,000	68,994

Visa, Inc., 4.30%, 12/14/45	170,000	156,393
		1,465,658
Telecommunications – 1.2%
AT&T, Inc.,
3.80%, 2/15/27	170,000	165,602
2.30%, 6/01/27	170,000	157,573
4.30%, 2/15/30(b)	105,000	102,111
2.25%, 2/01/32	30,000	24,669
2.55%, 12/01/33	220,000	178,481
5.40%, 2/15/34(f)	442,000	453,404
5.35%, 9/01/40	50,000	49,523
5.55%, 8/15/41(f)	40,000	40,414
4.80%, 6/15/44	22,000	20,055
4.75%, 5/15/46(f)	84,000	76,035
3.65%, 6/01/51	109,000	81,286
3.50%, 9/15/53	297,000	212,112
3.55%, 9/15/55	460,000	327,737
3.80%, 12/01/57	207,000	152,410
3.65%, 9/15/59	538,000	379,717
Sprint LLC,
7.63%, 2/15/25	1,042,000	1,059,921
7.63%, 3/01/26	578,000	603,196
	Par(a)	Value
Telecommunications (Continued)
T-Mobile USA, Inc.,
3.50%, 4/15/25	$90,000	$88,236
3.75%, 4/15/27	20,000	19,390
3.88%, 4/15/30	1,009,000	954,213
2.88%, 2/15/31	63,000	55,119
2.55%, 2/15/31	70,000	60,017
2.25%, 11/15/31	400,000	331,374
5.05%, 7/15/33	322,000	322,371
5.15%, 4/15/34	199,000	200,489
3.00%, 2/15/41	190,000	141,981
3.30%, 2/15/51	70,000	49,878
Verizon Communications, Inc.,
2.63%, 8/15/26	10,000	9,525
4.13%, 3/16/27	60,000	59,008
3.00%, 3/22/27	30,000	28,526
2.10%, 3/22/28	200,000	180,845
4.33%, 9/21/28	250,000	246,466
3.88%, 2/08/29	30,000	29,015
3.15%, 3/22/30	90,000	81,987
1.75%, 1/20/31	423,000	345,668
2.55%, 3/21/31	380,000	326,650
2.36%, 3/15/32	299,000	248,314
5.05%, 5/09/33(f)	273,000	275,794
4.50%, 8/10/33	310,000	299,532
4.40%, 11/01/34	564,000	538,210
2.65%, 11/20/40	358,000	255,655
3.40%, 3/22/41	50,000	39,535
3.85%, 11/01/42	60,000	50,032
4.00%, 3/22/50	160,000	131,194
3.55%, 3/22/51	330,000	248,610
3.00%, 11/20/60(f)	113,000	71,578
		9,773,458
Tobacco & Cannabis – 0.2%
Altria Group, Inc.,
2.35%, 5/06/25	30,000	28,993
4.40%, 2/14/26	52,000	51,502
4.80%, 2/14/29	298,000	298,579
2.45%, 2/04/32	180,000	147,172
6.88%, 11/01/33	625,000	688,341
5.80%, 2/14/39	70,000	71,561
3.40%, 2/04/41	100,000	74,008
4.25%, 8/09/42	244,000	200,009
4.50%, 5/02/43	71,000	60,510
5.95%, 2/14/49	195,000	195,529
6.20%, 2/14/59	24,000	24,780
Philip Morris International, Inc.,
5.13%, 11/17/27	92,000	93,506
2.10%, 5/01/30	70,000	60,241
		1,994,731

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Transportation & Logistics – 0.3%
American Airlines Pass Through Trust,
Series 2017-1, Class AA, 3.65%, 2/15/29(f)	$7,549	$7,025
Series 2019-1, Class AA, 3.15%, 2/15/32	54,279	47,966
Burlington Northern Santa Fe LLC,
4.55%, 9/01/44	58,000	53,921
4.15%, 4/01/45	42,000	36,930
3.30%, 9/15/51	189,000	141,566
2.88%, 6/15/52	82,000	56,083
5.20%, 4/15/54(f)	84,000	85,614
CSX Corp.,
3.35%, 9/15/49	174,000	128,982
4.50%, 11/15/52(f)	99,000	90,172
4.65%, 3/01/68	40,000	36,063
Delta Air Lines Pass Through Trust,
Series 2019-1, Class AA, 3.20%, 10/25/25	137,000	136,039
Series 2015-1, Class AA, 3.63%, 7/30/27	47,216	44,750
Delta Air Lines, Inc./SkyMiles IP Ltd.,
4.50%, 10/20/25(b)	128,598	127,079
4.75%, 10/20/28(b)	260,000	256,035
Norfolk Southern Corp.,
3.05%, 5/15/50(f)	258,000	179,068
5.35%, 8/01/54(f)	138,000	140,723
3.16%, 5/15/55	96,000	66,028
Ryder System, Inc.,
5.65%, 3/01/28	37,000	38,099
5.25%, 6/01/28	40,000	40,688
Union Pacific Corp.,
2.15%, 2/05/27(f)	120,000	112,464
2.40%, 2/05/30	150,000	133,187
3.84%, 3/20/60	359,000	286,463
3.55%, 5/20/61(f)	51,000	38,000
2.97%, 9/16/62	74,000	48,290
3.75%, 2/05/70	183,000	139,716
3.80%, 4/06/71	74,000	57,086
United Airlines Pass Through Trust,
Series 2020-1, Class B, 4.88%, 1/15/26	36,140	35,300
Series 2014-1, Class A, 4.00%, 4/11/26	74,908	72,471
Series 2016-2, Class B, 3.65%, 4/07/27	1,944	1,834
Series 2016-1, Class AA, 3.10%, 7/07/28	1,971	1,808
	Par(a)	Value
Transportation & Logistics (Continued)
United Airlines Pass Through Trust,
Series 2016-2, Class AA, 2.88%, 10/07/28	$15,133	$13,723
Series 2019-2, Class AA, 2.70%, 5/01/32	13,336	11,426
		2,664,599
Total Corporate Bonds (Cost $155,638,364)		149,430,671

Foreign Issuer Bonds – 5.8%
Argentina – 0.0%(g)
Argentine Republic Government International Bond,
(Step to 4.13% on 7/09/24), 3.63%, 7/09/35(e)	25,000	8,342
(Step to 5.00% on 7/09/24), 4.25%, 1/09/38(e)	23,000	8,854

YPF S.A., 9.50%, 1/17/31(b)	66,000	65,924
		83,120
Australia – 0.1%
BHP Billiton Finance USA Ltd., 5.00%, 9/30/43	160,000	159,436
Glencore Funding LLC,
4.00%, 3/27/27(b)	160,000	155,669
3.88%, 10/27/27(b)	70,000	67,453
6.38%, 10/06/30(b)(f)	354,000	379,284
		761,842
Belgium – 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46	200,000	194,377
Anheuser-Busch InBev Worldwide, Inc.,
4.00%, 4/13/28	30,000	29,518
4.75%, 1/23/29	260,000	262,544
3.50%, 6/01/30	50,000	47,246
4.35%, 6/01/40	130,000	120,442
5.55%, 1/23/49	260,000	275,154
		929,281
Brazil – 0.3%
Brazilian Government International Bond, 6.13%, 3/15/34(f)	940,000	931,626
Petrorio Luxembourg Trading S.a.r.l., 6.13%, 6/09/26(b)	23,000	22,633

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Brazil (Continued)
Suzano Austria GmbH, 6.00%, 1/15/29	$850,000	$855,542
Vale Overseas Ltd.,
6.25%, 8/10/26(f)	560,000	571,523
6.88%, 11/21/36	300,000	324,745
		2,706,069
Canada – 0.2%
Bank of Montreal,
1.85%, 5/01/25	210,000	202,146
(5Y USD Swap Rate + 1.43%), 3.80%, 12/15/32(h)	40,000	37,152
Bank of Nova Scotia (The),
3.45%, 4/11/25(f)	320,000	313,840
1.30%, 6/11/25	120,000	114,211
(5Y US Treasury CMT + 2.05%), 4.59%, 5/04/37(h)	140,000	127,081

Barrick North America Finance LLC, 5.75%, 5/01/43	190,000	200,829
Royal Bank of Canada,
1.15%, 6/10/25	10,000	9,519
3.88%, 5/04/32(f)	340,000	315,760
5.15%, 2/01/34	130,000	130,298
Toronto-Dominion Bank (The),
1.15%, 6/12/25(f)	110,000	104,593
4.46%, 6/08/32	70,000	67,408
		1,622,837
Chile – 0.0%(g)
Chile Government International Bond, 3.10%, 1/22/61	310,000	198,385
China – 0.1%
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.70%, 5/01/25	80,000	77,390
2.50%, 5/11/31(f)	160,000	134,600
Prosus N.V.,
3.68%, 1/21/30(b)	600,000	522,616
4.03%, 8/03/50(b)	380,000	242,995
		977,601
Colombia – 0.4%
Avianca Midco 2 PLC, 9.00%, 12/01/28(b)	4,000	3,591
Colombia Government International Bond,
3.13%, 4/15/31	200,000	159,837
3.25%, 4/22/32	620,000	485,295
5.00%, 6/15/45	1,070,000	778,867
		Par(a)	Value
Colombia (Continued)
Colombian TES,
7.50%, 8/26/26	COP	$783,100,000	$195,123
5.75%, 11/03/27	COP	258,000,000	59,933
6.00%, 4/28/28	COP	500,200,000	116,026
7.75%, 9/18/30	COP	315,200,000	75,984
13.25%, 2/09/33	COP	149,100,000	46,597
Ecopetrol S.A.,
8.38%, 1/19/36		50,000	50,635
5.88%, 5/28/45		1,220,000	906,940

Oleoducto Central S.A., 4.00%, 7/14/27(b)		20,000	18,510
			2,897,338
Czech Republic – 0.0%(g)
Czech Republic Government Bond,
5.50%, 12/12/28	CZK	1,580,000	74,518
2.75%, 7/23/29	CZK	2,150,000	89,538
5.00%, 9/30/30	CZK	840,000	39,433
4.20%, 12/04/36	CZK	280,000	12,559
			216,048
Denmark – 0.0%(g)
Danske Bank A/S, (1Y US Treasury CMT + 0.55%), 0.98%, 9/10/25(b)(h)		220,000	213,635
Dominican Republic – 0.0%(g)
Dominican Republic International Bond, 4.88%, 9/23/32(b)		100,000	89,132
Egypt – 0.0%(g)
Egypt Government International Bond, 8.50%, 1/31/47		200,000	122,849
France – 0.4%
Banque Federative du Credit Mutuel S.A.,
4.75%, 11/10/31	EUR	200,000	229,076
3.75%, 2/03/34	EUR	100,000	108,665
BNP Paribas S.A.,
(SOFR + 2.07%), 2.22%, 6/09/26(b)(h)		600,000	574,903
(1Y US Treasury CMT + 1.45%), 5.13%, 1/13/29(b)(h)		500,000	502,482
(3M CME Term SOFR + 2.83%), 5.20%, 1/10/30(b)(f)(h)		300,000	301,358
(SOFR + 1.51%), 3.05%, 1/13/31(b)(h)		200,000	176,719
(SOFR + 1.87%), 5.89%, 12/05/34(b)(h)		240,000	251,005

BPCE S.A., 3.88%, 1/25/36	EUR	100,000	109,318

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
France (Continued)

Coentreprise de Transport d'Electricite S.A., 3.75%, 1/17/36	EUR	$100,000	$108,941
Credit Agricole S.A.,
(SOFR + 1.68%), 1.91%, 6/16/26(b)(h)		250,000	238,300
3.75%, 1/22/34	EUR	200,000	218,180

Danone S.A., 2.95%, 11/02/26(b)		200,000	191,502
Electricite de France S.A., 4.25%, 1/25/32	EUR	100,000	112,142
			3,122,591
Germany – 0.1%
Bayer U.S. Finance LLC, 6.38%, 11/21/30(b)(f)		311,000	317,458
Deutsche Bank A.G., 5.37%, 9/09/27		493,000	500,520
EnBW International Finance B.V., 3.85%, 5/23/30	EUR	24,000	26,677
Sartorius Finance B.V., 4.88%, 9/14/35	EUR	200,000	231,874
			1,076,529
Hungary – 0.0%(g)
Hungary Government International Bond, 5.38%, 9/12/33	EUR	6,000	6,758
India – 0.1%
Export-Import Bank of India, 3.38%, 8/05/26(b)		200,000	191,908
Reliance Industries Ltd.,
2.88%, 1/12/32(b)(f)		250,000	213,454
3.63%, 1/12/52(b)		450,000	326,097

Vedanta Resources Finance II PLC, 13.88%, 12/09/28(b)		41,000	35,465
Vedanta Resources Ltd., 13.88%, 12/09/28(b)		13,000	10,879
			777,803
Indonesia – 0.2%
Indonesia Government International Bond,
2.85%, 2/14/30		400,000	357,931
3.05%, 3/12/51		222,000	157,228
Indonesia Treasury Bond,
5.50%, 4/15/26	IDR	412,000,000	25,722
8.38%, 9/15/26	IDR	684,000,000	45,488
7.00%, 5/15/27	IDR	1,859,000,000	120,202

Medco Maple Tree Pte. Ltd., 8.96%, 4/27/29(b)		13,000	13,309
		Par(a)	Value
Indonesia (Continued)

Pertamina Persero PT, 6.00%, 5/03/42(b)		$280,000	$283,385
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 5.45%, 5/21/28(b)		770,000	776,726
			1,779,991
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
2.45%, 10/29/26		400,000	371,007
3.00%, 10/29/28		400,000	362,921
3.30%, 1/30/32		150,000	128,568
			862,496
Israel – 0.1%
Israel Government International Bond,
2.75%, 7/03/30		500,000	431,538
4.50%, 4/03/20(j)		220,000	164,340
			595,878
Italy – 0.1%
Eni S.p.A., 3.88%, 1/15/34	EUR	101,000	110,477
Italy Buoni Poliennali Del Tesoro, 4.15%, 10/01/39(b)	EUR	111,000	120,360
Terna - Rete Elettrica Nazionale, 3.50%, 1/17/31	EUR	100,000	108,780
			339,617
Japan – 0.1%
Mitsubishi UFJ Financial Group, Inc., (1Y US Treasury CMT + 1.13%), 3.84%, 4/17/26(h)		200,000	196,669
Takeda Pharmaceutical Co. Ltd., 2.05%, 3/31/30		400,000	342,937
			539,606
Kazakhstan – 0.1%
Kazakhstan Government International Bond, 4.88%, 10/14/44		600,000	563,498
KazMunayGas National Co. JSC, 6.38%, 10/24/48(b)		420,000	386,439
			949,937
Kuwait – 0.1%
MEGlobal B.V.,
4.25%, 11/03/26(b)		210,000	202,125
2.63%, 4/28/28(b)		450,000	401,825
			603,950

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Macau – 0.3%
Sands China Ltd.,
5.38%, 8/08/25		$300,000	$296,857
4.30%, 1/08/26		1,000,000	962,877
4.63%, 6/18/30		900,000	821,293
			2,081,027
Mexico – 0.8%
Comision Federal de Electricidad, 3.88%, 7/26/33(b)		720,000	583,358
Grupo Posadas S.A.B. de C.V., (Step to 8.00% on 12/30/25), 7.00%, 12/30/27(e)		22,234	18,621
Mexican Bonos,
7.50%, 6/03/27	MXN	1,500,000	82,575
8.50%, 3/01/29	MXN	10,080,000	569,485
8.50%, 5/31/29	MXN	17,954,000	1,017,478
8.50%, 11/18/38	MXN	1,561,600	85,259
Mexico Government International Bond,
2.66%, 5/24/31		568,000	476,273
4.49%, 5/25/32	EUR	109,000	119,420
6.35%, 2/09/35		200,000	207,979
4.75%, 3/08/44		430,000	362,061
4.50%, 1/31/50(f)		420,000	333,188
4.40%, 2/12/52(f)		1,150,000	886,482
Orbia Advance Corp. S.A.B. de C.V.,
1.88%, 5/11/26(b)		280,000	257,961
2.88%, 5/11/31(b)(f)		270,000	222,359
Petroleos Mexicanos,
6.88%, 8/04/26		104,000	101,437
6.50%, 3/13/27		100,000	93,774
6.38%, 1/23/45		50,000	31,505
5.63%, 1/23/46(f)		560,000	331,051

Southern Copper Corp., 5.25%, 11/08/42		770,000	729,764
			6,510,030
Morocco – 0.0%(g)
OCP S.A., 4.50%, 10/22/25(b)		200,000	194,080
Netherlands – 0.2%
Cooperatieve Rabobank U.A.,
4.38%, 8/04/25		440,000	433,132
(1Y US Treasury CMT + 1.22%), 3.65%, 4/06/28(b)(h)		250,000	239,019
(1Y US Treasury CMT + 1.42%), 3.76%, 4/06/33(b)(h)		250,000	225,711
		Par(a)	Value
Netherlands (Continued)

ING Groep N.V., (3M Euribor + 1.90%), 4.75%, 5/23/34(h)	EUR	$100,000	$115,553
JDE Peet's N.V., 4.50%, 1/23/34	EUR	100,000	112,909
REWE International Finance B.V., 4.88%, 9/13/30	EUR	100,000	114,088
Shell International Finance B.V.,
2.38%, 11/07/29		200,000	179,152
2.75%, 4/06/30(f)		150,000	135,993
4.38%, 5/11/45		80,000	72,903
4.00%, 5/10/46		80,000	68,774
3.25%, 4/06/50(f)		260,000	190,852
			1,888,086
Panama – 0.1%
Panama Government International Bond,
3.88%, 3/17/28		400,000	364,903
3.16%, 1/23/30		200,000	167,172
4.50%, 4/01/56		247,000	157,710
			689,785
Peru – 0.1%
Peruvian Government International Bond,
5.63%, 11/18/50		100,000	100,891
3.55%, 3/10/51(f)		220,000	160,756
2.78%, 12/01/60		10,000	5,922
3.60%, 1/15/72		120,000	80,968
Petroleos del Peru S.A.,
4.75%, 6/19/32(b)		700,000	514,132
5.63%, 6/19/47(b)		200,000	127,597
			990,266
Philippines – 0.0%(g)
Philippine Government International Bond, 3.20%, 7/06/46		267,000	193,772
Poland – 0.0%(g)
Republic of Poland Government Bond, 2.75%, 10/25/29	PLN	721,000	161,001
Portugal – 0.0%(g)
EDP Servicios Financieros Espana S.A., 3.50%, 7/16/30	EUR	200,000	217,203
Qatar – 0.0%(g)
Qatar Government International Bond, 6.40%, 1/20/40		100,000	113,808

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Romania – 0.0%(g)
Romanian Government International Bond, 6.38%, 1/30/34(b)(f)		$116,000	$118,464
Russia – 0.0%(g)
Russian Federal Bond - OFZ, 6.10%, 7/18/35	RUB	6,245,000	26,632
Saudi Arabia – 0.0%(g)
Saudi Government International Bond, 4.75%, 1/16/30(b)		200,000	199,458
South Africa – 0.1%
Anglo American Capital PLC, 4.00%, 9/11/27(b)		400,000	385,447
Republic of South Africa Government Bond, 7.00%, 2/28/31	ZAR	3,124,800	140,138
			525,585
Spain – 0.1%
Banco de Sabadell S.A., (1Y EUR Swap Rate + 1.60%), 4.00%, 1/15/30(f)(h)	EUR	200,000	218,574
Banco Santander S.A., 2.75%, 5/28/25		600,000	579,679
Telefonica Emisiones S.A.,
4.10%, 3/08/27		150,000	146,899
4.06%, 1/24/36	EUR	100,000	110,911
			1,056,063
Switzerland – 0.9%
Credit Suisse A.G.,
3.70%, 2/21/25		1,652,000	1,624,748
2.95%, 4/09/25		250,000	243,144
5.00%, 7/09/27		750,000	750,407
7.50%, 2/15/28		753,000	823,161
UBS Group A.G.,
3.75%, 3/26/25		450,000	442,222
(SOFR + 1.56%), 2.59%, 9/11/25(b)(h)		250,000	245,379
(1Y US Treasury CMT + 1.55%), 4.49%, 5/12/26(b)(h)		250,000	246,645
4.25%, 3/23/28(b)		770,000	747,286
(Euribor ICE Swap Rate + 4.95%), 7.75%, 3/01/29(h)	EUR	100,000	124,261
(SOFR + 3.73%), 4.19%, 4/01/31(b)(h)		250,000	234,209
(SOFR + 1.73%), 3.09%, 5/14/32(b)(h)		500,000	429,305
(1Y US Treasury CMT + 1.10%), 2.75%, 2/11/33(b)(h)		600,000	491,891
		Par(a)	Value
Switzerland (Continued)
UBS Group A.G.,
(SOFR + 5.02%), 9.02%, 11/15/33(b)(h)		$650,000	$799,032
(1Y US Treasury CMT + 2.00%), 6.30%, 9/22/34(b)(h)		442,000	468,179
			7,669,869
Taiwan – 0.1%
TSMC Arizona Corp., 2.50%, 10/25/31		1,020,000	873,611
Ukraine – 0.0%(g)
MHP Lux S.A., 6.25%, 9/19/29(b)		19,000	13,395
Ukraine Government International Bond, 7.75%, 8/01/41(c)(k)		30,000	13,931
VF Ukraine PAT via VFU Funding PLC, 6.20%, 2/11/25(b)		20,000	15,674
			43,000
United Arab Emirates – 0.1%
DP World Ltd., 5.63%, 9/25/48(b)		700,000	649,903
United Kingdom – 0.4%
BAE Systems PLC, 3.40%, 4/15/30(b)		427,000	393,543
Barclays PLC, (5Y USD SOFR ICE IBA Swap Rate + 5.78%), 9.63%, 12/15/29(h)(l)		266,000	273,965
BAT Capital Corp.,
3.56%, 8/15/27		77,000	73,582
2.26%, 3/25/28		100,000	89,761
4.54%, 8/15/47		110,000	84,249
4.76%, 9/06/49		85,000	66,904
3.98%, 9/25/50(f)		326,000	227,210
7.08%, 8/02/53		271,000	287,580

BP Capital Markets PLC, 2.82%, 4/07/32	EUR	100,000	103,924
HSBC Holdings PLC,
(SOFR + 1.93%), 2.10%, 6/04/26(h)		200,000	191,244
(3M CME Term SOFR + 1.81%), 4.04%, 3/13/28(h)		240,000	231,873
(3M CME Term SOFR + 1.87%), 3.97%, 5/22/30(h)		350,000	327,728
(3M Euribor + 1.94%), 4.86%, 5/23/33(h)	EUR	100,000	115,227

Lloyds Banking Group PLC, 4.38%, 3/22/28		290,000	283,113

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
United Kingdom (Continued)

Motability Operations Group PLC, 3.88%, 1/24/34	EUR	$100,000	$110,038
Natwest Group PLC, (3M USD LIBOR + 1.91%), 5.08%, 1/27/30(h)		200,000	197,662
Reynolds American, Inc., 5.85%, 8/15/45(f)		108,000	99,984
			3,157,587
Uruguay – 0.0%(g)
Uruguay Government International Bond, 5.10%, 6/18/50(f)		167,641	162,922
Total Foreign Issuer Bonds (Cost $52,595,942)			48,995,445

Mortgage-Backed Securities – 33.2%
Commercial Mortgage-Backed Securities – 1.9%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.78%, 6/05/37(b)(d)		740,000	605,447
Arbor Realty Commercial Real Estate Notes Ltd., Series 2022-FL1, Class A, (30D Average SOFR + 1.45%, 1.45% Floor), 6.80%, 1/15/37(b)(c)		378,000	376,880
AREIT Trust, Series 2022-CRE6, Class A, (30D Average SOFR + 1.25%, 1.25% Floor), 6.60%, 1/16/37(b)(c)		751,023	742,068
BANK,
Series 2017-BNK5, Class A4, 3.13%, 6/15/60		330,000	311,830
Series 2017-BNK7, Class A5, 3.44%, 9/15/60		100,000	94,873
Series 2018-BN13, Class A5, 4.22%, 8/15/61		480,000	464,584
Series 2019-BN19, Class C, 4.16%, 8/15/61(d)		280,000	194,703
Bayview Commercial Asset Trust,
Series 2006-1A, Class A1, (1M CME Term SOFR + 0.52%), 5.86%, 4/25/36(b)(c)		234,489	214,094
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
Bayview Commercial Asset Trust,
Series 2007-4A, Class A1, (1M CME Term SOFR + 0.79%, 0.68% Floor), 6.13%, 9/25/37(b)(c)	$225,406	$206,372
Benchmark Mortgage Trust,
Series 2018-B2, Class A5, 3.88%, 2/15/51	390,000	368,286
Series 2019-B10, Class A4, 3.72%, 3/15/62	500,000	472,110
Series 2019-B9, Class XA, 1.18%, 3/15/52(d)	1,680,566	64,027
Series 2020-IG1, Class AS, 2.91%, 9/15/43	720,000	533,139
Series 2021-B25, Class XA, 1.21%, 4/15/54(d)	6,689,921	371,551
Series 2021-B27, Class XA, 1.38%, 7/15/54(d)	5,216,576	318,240

BHMS, Series 2018-ATLS, Class A, (1M CME Term SOFR + 1.55%, 1.50% Floor), 6.88%, 7/15/35(b)(c)	190,000	188,590
BX Commercial Mortgage Trust,
Series 2021-SOAR, Class A, (1M CME Term SOFR + 0.78%, 0.67% Floor), 6.12%, 6/15/38(b)(c)	622,031	615,617
Series 2021-XL2, Class A, (1M CME Term SOFR + 0.80%, 0.69% Floor), 6.14%, 10/15/38(b)(c)	828,846	817,987
Series 2023-XL3, Class A, (1M CME Term SOFR + 1.76%, 1.76% Floor), 7.09%, 12/09/40(b)(c)	300,000	301,875

BX Trust, Series 2021-BXMF, Class A, (1M CME Term SOFR + 0.75%, 0.64% Floor), 6.08%, 10/15/26(b)(c)	469,233	463,045
BXP Trust, Series 2017-GM, Class D, 3.54%, 6/13/39(b)(d)	370,000	326,658

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
CAMB Commercial Mortgage Trust,
Series 2019-LIFE, Class A, (1M CME Term SOFR + 1.37%, 1.07% Floor), 6.70%, 12/15/37(b)(c)	$270,000	$270,000
Series 2019-LIFE, Class D, (1M CME Term SOFR + 2.05%, 1.75% Floor), 7.38%, 12/15/37(b)(c)	100,000	99,656

CFK Trust, Series 2019-FAX, Class D, 4.79%, 1/15/39(b)(d)	100,000	89,204
Citigroup Commercial Mortgage Trust,
Series 2014-GC23, Class B, 4.18%, 7/10/47	240,000	231,329
Series 2016-P6, Class A4, 3.46%, 12/10/49	88,681	85,332
Series 2017-C4, Class A4, 3.47%, 10/12/50	420,000	397,738

Commercial Mortgage Trust, Series 2020-CX, Class A, 2.17%, 11/10/46(b)	290,000	237,550
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.43%, 4/10/37(b)(d)	13,945,000	164,732
GS Mortgage Securities Trust, Series 2017-GS8, Class A4, 3.47%, 11/10/50	240,000	224,776
HGI CRE CLO Ltd., Series 2021-FL1, Class A, (1M CME Term SOFR + 1.16%, 1.16% Floor), 6.50%, 6/16/36(b)(c)	565,060	550,519
J.P. Morgan Chase Commercial Mortgage Securities Trust, Series 2022-NXSS, Class A, (1M CME Term SOFR + 2.18%, 2.18% Floor), 7.51%, 8/15/39(b)(c)	120,000	120,299
KSL Commercial Mortgage Trust, Series 2023-HT, Class D, (1M CME Term SOFR + 4.29%, 4.29% Floor), 9.62%, 12/15/36(b)(c)	171,000	172,069
LSTAR Commercial Mortgage Trust, Series 2015-3, Class AS, 3.29%, 4/20/48(b)(d)	28,193	27,551
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

MHC Commercial Mortgage Trust, Series 2021-MHC, Class A, (1M CME Term SOFR + 0.92%, 0.80% Floor), 6.25%, 4/15/38(b)(c)	$192,942	$191,796
Morgan Stanley Capital I Trust,
Series 2019-BPR, Class A, (1M CME Term SOFR + 1.99%, 1.40% Floor), 7.35%, 5/15/36(b)(c)	310,737	306,007
Series 2019-L2, Class XA, 1.17%, 3/15/52(d)	2,492,020	97,665
MSWF Commercial Mortgage Trust,
Series 2023-2, Class A5, 6.01%, 12/15/56	374,000	407,774
Series 2023-2, Class XA, 1.14%, 12/15/56(d)	999,940	65,943

NJ Trust, Series 2023-GSP, Class A, 6.70%, 1/06/29(b)(d)	270,000	283,632
OPG Trust, Series 2021-PORT, Class A, (1M CME Term SOFR + 0.60%, 0.48% Floor), 5.93%, 10/15/36(b)(c)	553,017	544,030
PFP Ltd., Series 2022-9, Class A, (1M CME Term SOFR + 2.27%, 2.27% Floor), 7.61%, 8/19/35(b)(c)	120,000	119,614
SFO Commercial Mortgage Trust, Series 2021-555, Class A, (1M CME Term SOFR + 1.26%, 1.15% Floor), 6.60%, 5/15/38(b)(c)	440,000	422,400
SMRT, Series 2022-MINI, Class A, (1M CME Term SOFR + 1.00%, 1.00% Floor), 6.33%, 1/15/39(b)(c)	790,000	781,274
Soho Trust, Series 2021-SOHO, Class A, 2.79%, 8/10/38(b)(d)	846,000	563,742
SREIT Trust, Series 2021-MFP, Class A, (1M CME Term SOFR + 0.85%, 0.73% Floor), 6.18%, 11/15/38(b)(c)	765,490	757,835
VASA Trust, Series 2021-VASA, Class A, (1M CME Term SOFR + 1.01%, 0.90% Floor), 6.35%, 7/15/39(b)(c)	410,000	377,242

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

Velocity Commercial Capital Loan Trust, Series 2024-1, Class A, 6.55%, 1/25/54(b)	$99,666	$101,697
Wells Fargo Commercial Mortgage Trust,
Series 2016-BNK1, Class B, 2.97%, 8/15/49	300,000	237,751
Series 2017-C38, Class A5, 3.45%, 7/15/50	315,000	297,815
		16,278,948
Federal Home Loan Mortgage Corporation – 6.7%
Multiclass Certificates, Series 2020-RR07, Class BX, 2.61%, 10/27/28	4,160,000	382,736
Multifamily Structured Pass Through Certificates,
Series K095, Class XAM, 1.37%, 6/25/29(d)	500,000	28,631
Series K124, Class X1, 0.81%, 12/25/30(d)	5,374,320	211,328
Series K-1517, Class X1, 1.44%, 7/25/35(d)	234,596	24,018
Series K736, Class X1, 1.41%, 7/25/26(d)	955,058	23,151
Series KG06, Class X1, 0.63%, 10/25/31(d)	3,096,296	99,521
Pool,
3.50%, 1/01/34 - 4/01/52	1,239,837	1,152,191
2.00%, 9/01/35 - 2/01/52	14,909,179	12,442,803
1.50%, 4/01/36 - 2/01/51	2,800,753	2,305,372
3.00%, 9/01/37 - 8/01/52	7,375,877	6,577,775
2.00%, 12/01/41 - 4/01/42(m)	259,463	220,340
4.00%, 1/01/45 - 2/01/53	4,764,089	4,556,109
4.50%, 3/01/47 - 12/01/52	2,571,438	2,518,031
(1Y Refinitiv USD IBOR Consumer Cash Fallbacks + 1.62%, 1.62% Floor, 7.87% Cap), 2.87%, 11/01/47(c)	163,580	157,887
(1Y Refinitiv USD IBOR Consumer Cash Fallbacks + 1.63%, 1.63% Floor, 8.01% Cap), 3.01%, 11/01/48(c)	577,703	548,103
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
5.00%, 11/01/49 - 6/01/53	$2,670,813	$2,648,283
(1Y Refinitiv USD IBOR Consumer Cash Fallbacks + 1.62%, 1.62% Floor, 8.10% Cap), 3.10%, 2/01/50(c)	281,839	267,485
2.50%, 7/01/50 - 4/01/52	11,996,082	10,247,047
2.50%, 1/01/52(n)	4,355,445	3,710,156
6.00%, 11/01/52 - 11/01/53	1,832,704	1,865,074
5.50%, 12/01/52 - 9/01/53	2,673,601	2,689,088
6.50%, 2/01/53 - 1/01/54	1,489,346	1,531,598
7.00%, 12/01/53 - 1/01/54	418,039	431,198
7.50%, 12/01/53 - 1/01/54	60,321	62,750
Real Estate Mortgage Investment Conduits,
Series 2019-RR01, Class X, 1.53%, 6/25/28	2,500,000	134,985
Series 4391, Class MZ, 3.00%, 9/15/44	264,533	232,148
Series 5010, Class IK, 2.50%, 9/25/50	65,538	9,814
Series 5010, Class JI, 2.50%, 9/25/50	309,703	48,497
Series 5013, Class IN, 2.50%, 9/25/50	79,421	12,578
Series 5018, Class MI, 2.00%, 10/25/50	244,048	31,917
Series 5040, Class IB, 2.50%, 11/25/50	69,081	9,922
Series 5052, Class KI, 4.00%, 12/25/50	172,006	34,603
Series 5059, Class IB, 2.50%, 1/25/51	327,140	51,041
Series 5069, Class MI, 2.50%, 2/25/51	73,134	10,561
Series 5081, Class AI, 3.50%, 3/25/51	82,487	14,454
Series 5081, Class PI, 3.00%, 3/25/51	188,905	30,636
Series 5092, Class AP, 2.00%, 4/25/41	77,599	66,896
Series 5112, Class KI, 3.50%, 6/25/51	398,291	72,657
Series 5127, Class AI, 3.00%, 6/25/51	156,175	25,678
Series 5140, Class NI, 2.50%, 5/25/49	346,883	47,399
Series 5148, Class BI, 2.50%, 1/25/49	801,708	107,698

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Federal Home Loan Mortgage Corporation (Continued)
Real Estate Mortgage Investment Conduits,
Series 5148, Class CI, 2.00%, 6/25/49	$451,588	$51,864
Series 5152, Class EI, 3.50%, 10/25/51	224,859	40,529
Series 5155, Class NI, 3.00%, 10/25/51	147,892	20,612
Series 5161, Class LI, 3.00%, 11/25/51	144,198	18,634
Series 5164, Class IB, 3.00%, 11/25/51	70,577	11,017
Series 5196, Class DI, 3.00%, 2/25/52	257,980	39,883
Series 5200, Class KQ, 3.00%, 9/25/49	78,173	71,453
Series 5224, Class HL, 4.00%, 4/25/52	500,000	456,467
Series 5230, Class PE, 2.00%, 12/25/51	300,000	237,987
Series 5274, Class IO, 2.50%, 1/25/51	649,595	102,571
Strips,
Series 334, Class S7, (5.99% - 30D Average SOFR, 6.10% Cap), 0.64%, 8/15/44(c)	114,531	13,099
Series 389, Class C45, 3.00%, 10/15/52	639,050	105,789
		56,812,064
Federal Home Loan Mortgage Corporation Gold – 0.4%
Pool,
3.00%, 10/01/32 - 12/01/32	503,987	481,839
3.50%, 6/01/46 - 4/01/49	2,152,817	2,012,913
4.50%, 4/01/47 - 4/01/49	539,390	533,397
4.00%, 6/01/48	627,341	603,068
5.00%, 11/01/48	28,882	29,018
		3,660,235
Federal National Mortgage Association – 10.7%
Alternative Credit Enhancement Securities,
Series 2013-M6, Class 1AC, 3.49%, 2/25/43(d)	44,007	41,796
Series 2019-M23, Class 3A3, 2.72%, 10/25/31(d)	91,645	81,333
Series 2019-M6, Class A2, 3.45%, 1/01/29	44,980	43,535
Series 2020-M36, Class X1, 1.55%, 9/25/34(d)	525,285	26,134
	Par(a)	Value
Federal National Mortgage Association (Continued)
Interest Strip,
Series 409, Class C18, 4.00%, 4/25/42	$7,420	$1,358
Series 427, Class C21, 2.00%, 3/25/50	826,519	98,505
Series 427, Class C71, 3.00%, 10/25/49	445,798	73,969
Series 427, Class C85, 3.50%, 8/25/49	176,567	31,433
Series 428, Class C16, 3.00%, 3/25/50	277,256	47,469
Series 437, Class C11, 3.00%, 7/25/52	968,083	162,477
Pool,
3.00%, 9/01/28 - 12/01/54	10,119,440	9,128,214
5.34%, 9/01/28	100,000	103,575
5.05%, 10/01/28	100,000	102,416
3.78%, 1/01/29	194,028	188,260
2.93%, 6/01/30	34	31
2.15%, 2/01/32(d)	19,879	16,771
3.35%, 6/01/32	100,000	92,036
3.84%, 7/01/32	100,000	95,388
3.89%, 7/01/32	200,000	188,268
4.06%, 7/01/32	100,000	95,280
4.84%, 10/01/32	98,619	100,853
5.18%, 11/01/32	100,000	104,602
2.50%, 12/01/33 - 9/01/61	20,096,080	17,239,574
5.10%, 12/01/33	100,000	104,452
3.50%, 1/01/34 - 6/01/52	6,125,383	5,673,222
2.00%, 9/01/35 - 3/01/52	21,481,434	17,777,475
1.50%, 3/01/36 - 3/01/51	4,882,842	3,961,929
2.00%, 12/01/41 - 2/01/42(m)	425,277	361,481
4.50%, 11/01/43 - 1/01/59	4,792,095	4,705,406
4.00%, 4/01/44 - 7/01/52	12,741,898	12,179,231
5.00%, 8/01/48 - 7/01/53	3,731,594	3,726,217
3.50%, 1/01/51(n)	1,986,959	1,829,143
5.50%, 11/01/52 - 9/01/53	3,958,819	3,980,138
6.00%, 11/01/52 - 1/01/54	3,261,488	3,321,127
6.50%, 1/01/53 - 1/01/54	1,242,185	1,277,929
6.00%, 11/01/53(m)	196,931	200,846
6.50%, 12/01/53(m)	34,996	35,832

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Federal National Mortgage Association (Continued)
Pool,
7.00%, 12/01/53 - 1/01/54	$938,860	$970,243
7.50%, 12/01/53 - 1/01/54	116,897	121,563
Real Estate Mortgage Investment Conduits,
Series 2012-118, Class VZ, 3.00%, 11/25/42	128,083	114,646
Series 2013-54, Class BS, (6.04% - 30D Average SOFR, 6.15% Cap), 0.69%, 6/25/43(c)	16,690	2,106
Series 2014-6, Class Z, 2.50%, 2/25/44	256,738	219,084
Series 2015-65, Class CZ, 3.50%, 9/25/45	268,398	232,413
Series 2018-74, Class AB, 3.50%, 10/25/48	162,516	150,925
Series 2020-32, Class PI, 4.00%, 5/25/50	81,324	16,713
Series 2020-47, Class GZ, 2.00%, 7/25/50	214,847	128,048
Series 2020-56, Class AQ, 2.00%, 8/25/50	700,000	550,081
Series 2020-56, Class DI, 2.50%, 8/25/50	75,544	11,706
Series 2020-57, Class TA, 2.00%, 4/25/50	195,193	169,809
Series 2020-74, Class EI, 2.50%, 10/25/50	73,591	11,762
Series 2020-77, Class HI, 4.00%, 11/25/50	258,041	51,567
Series 2020-89, Class DI, 2.50%, 12/25/50	219,961	33,591
Series 2020-97, Class AI, 2.00%, 1/25/51	430,856	56,444
Series 2021-1, Class IG, 2.50%, 2/25/51	164,418	26,610
Series 2021-3, Class MI, 3.50%, 2/25/51	151,696	27,181
Series 2021-3, Class QI, 2.50%, 2/25/51	841,816	127,599
Series 2021-31, Class IB, 4.00%, 6/25/51	228,089	44,347
Series 2021-50, Class IO, 4.00%, 8/25/51	250,433	47,168
Series 2021-61, Class KI, 2.50%, 4/25/49	521,660	71,071
Series 2021-65, Class JA, 2.00%, 1/25/46	72,446	63,930
Series 2021-69, Class IJ, 2.50%, 1/25/49	806,345	108,724
	Par(a)	Value
Federal National Mortgage Association (Continued)
Real Estate Mortgage Investment Conduits,
Series 2022-22, Class IO, 2.50%, 10/25/51	$632,595	$108,369
Series 2022-57, Class BC, 4.00%, 9/25/52	86,235	82,784
Series 2023-2, Class CI, 2.00%, 10/25/50	938,246	114,261
Series 2023-39, Class IO, 3.00%, 10/25/52	867,688	140,261
		91,000,711
Government National Mortgage Association – 2.8%
Pool,
2.00%, 2/01/54(m)	2,973,900	2,476,345
2.50%, 2/01/54(m)	2,244,488	1,940,380
3.00%, 2/01/54(m)	1,837,271	1,641,056
3.50%, 2/01/54(m)	2,318,000	2,138,165
4.00%, 2/01/54(m)	1,594,000	1,514,264
4.50%, 2/01/54(m)	600,000	584,144
5.00%, 2/01/54(m)	4,411,000	4,381,674
5.50%, 2/01/54(m)	1,261,000	1,269,066
6.00%, 2/01/54(m)	958,000	972,612
6.50%, 2/01/54(m)	790,000	807,453

Series 2013-107, Class AD, 2.84%, 11/16/47(d)	73,103	65,166
Series 2014-17, Class AM, 3.54%, 6/16/48(d)	7,609	7,178
Series 2014-H20, Class FA, (1M CME Term SOFR + 0.54%, 0.43% Floor), 5.89%, 10/20/64(c)	123,810	123,115
Series 2018-168, Class PA, 4.00%, 8/20/48	83,980	79,875
Series 2019-18, Class TP, 3.50%, 2/20/49	89,207	81,620
Series 2020-103, Class AD, 1.45%, 1/16/63	580,409	441,955
Series 2020-123, Class IL, 2.50%, 8/20/50	69,054	8,906
Series 2020-123, Class NI, 2.50%, 8/20/50	146,835	19,659
Series 2020-127, Class IN, 2.50%, 8/20/50	71,599	9,696
Series 2020-129, Class IE, 2.50%, 9/20/50	75,173	10,181
Series 2020-146, Class DI, 2.50%, 10/20/50	68,146	9,112
Series 2020-151, Class MI, 2.50%, 10/20/50	136,440	18,288
Series 2020-160, Class IH, 2.50%, 10/20/50	77,855	10,531
Series 2020-160, Class VI, 2.50%, 10/20/50	74,439	10,544

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Government National Mortgage Association (Continued)

Series 2020-160, Class YI, 2.50%, 10/20/50	$227,034	$29,716
Series 2020-181, Class WI, 2.00%, 12/20/50	358,470	38,783
Series 2020-185, Class MI, 2.50%, 12/20/50	71,519	9,522
Series 2020-190, Class IO, 1.05%, 11/16/62(d)	3,019,542	222,402
Series 2020-47, Class MI, 3.50%, 4/20/50	241,681	40,691
Series 2020-47, Class NI, 3.50%, 4/20/50	68,374	11,289
Series 2020-H04, Class FP, (1M CME Term SOFR + 0.61%, 0.50% Floor), 5.96%, 6/20/69(c)	162,043	161,074
Series 2020-H09, Class FL, (1M CME Term SOFR + 1.26%, 1.15% Floor), 6.61%, 5/20/70(c)	122,328	121,964
Series 2020-H13, Class FA, (1M CME Term SOFR + 0.56%, 0.45% Floor, 7.50% Cap), 5.91%, 7/20/70(c)	683,135	662,096
Series 2020-H13, Class FM, (1M CME Term SOFR + 0.51%, 0.40% Floor, 11.00% Cap), 5.86%, 8/20/70(c)	112,980	111,384
Series 2021-14, Class AB, 1.34%, 6/16/63	287,698	216,637
Series 2021-176, Class IA, 3.50%, 10/20/51	64,065	10,588
Series 2021-188, Class PA, 2.00%, 10/20/51	906,534	732,099
Series 2021-21, Class AH, 1.40%, 6/16/63	432,773	326,799
Series 2021-214, Class AI, 4.00%, 12/20/51	92,366	16,048
Series 2021-215, Class LI, 3.00%, 12/20/51	80,415	11,216
Series 2021-29, Class AG, 5.00%, 2/20/51	72,878	72,368
Series 2021-29, Class TI, 2.50%, 2/20/51	450,946	80,339
Series 2021-5, Class IO, 1.11%, 1/16/61(d)	3,211,604	247,992
Series 2021-58, Class IY, 3.00%, 2/20/51	717,768	109,243
Series 2021-67, Class QI, 3.00%, 4/20/51	73,025	11,052
Series 2021-76, Class JI, 3.00%, 8/20/50	74,997	11,263
Series 2021-78, Class IP, 3.00%, 5/20/51	681,049	100,541
	Par(a)	Value
Government National Mortgage Association (Continued)

Series 2021-8, Class AQ, 5.00%, 1/20/51	$72,700	$73,788
Series 2021-83, Class PI, 3.00%, 5/20/51	244,931	37,845
Series 2021-96, Class MI, 3.00%, 6/20/51	131,135	19,808
Series 2021-96, Class VI, 2.50%, 6/20/51	1,515,812	204,857
Series 2021-97, Class LI, 3.00%, 8/20/50	870,650	132,699
Series 2022-139, Class AL, 4.00%, 7/20/51	200,000	180,351
Series 2022-189, Class PT, 2.50%, 10/20/51	92,996	77,190
Series 2022-196, Class BE, 3.00%, 10/16/64(d)	100,000	74,751
Series 2022-220, Class E, 3.00%, 10/16/64	200,000	150,954
Series 2022-3, Class IO, 0.64%, 2/16/61(d)	96,300	4,808
Series 2022-4, Class Z, 1.90%, 3/16/64	207,740	101,577
Series 2022-63, Class LM, 3.50%, 10/20/50	400,000	336,786
Series 2022-78, Class IO, 3.00%, 8/20/51	78,258	12,054
Series 2022-82, Class Z, 2.00%, 2/16/64	930,480	520,192
Series 2022-85, Class IK, 3.00%, 5/20/51	400,180	60,150
		23,963,901
Government National Mortgage Association II – 3.2%
Pool,
3.00%, 9/15/42 - 4/20/52	5,202,270	4,642,142
3.50%, 3/20/45 - 6/20/52	2,584,064	2,398,880
4.00%, 8/20/46 - 6/20/52	2,456,735	2,355,131
4.50%, 4/20/47 - 9/20/52	2,111,987	2,078,283
5.00%, 5/20/48 - 8/20/53	2,227,725	2,228,170
2.50%, 10/20/49 - 1/20/53	5,921,015	5,105,994
2.00%, 8/20/50 - 3/20/51	3,661,161	3,037,698
2.00%, 2/20/51(m)	1,555,104	1,296,260
5.50%, 11/20/52 - 8/20/53	2,228,555	2,253,040
6.00%, 7/20/53	1,833	1,862
6.00%, 9/20/53(m)	389,576	401,405
6.50%, 9/20/53 - 11/20/53	198,882	205,723
0.00%, 1/01/54(m)	700,000	718,391
		26,722,979

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Uniform Mortgage-Backed Securities – 5.7%
Pool,
1.50%, 2/01/39 - 2/01/54(m)	$679,318	$550,953
2.00%, 2/01/39 - 2/01/53(m)	6,201,235	5,061,927
2.50%, 2/01/39(m)	436,000	401,495
3.00%, 2/01/39 - 2/01/53(m)	2,916,947	2,555,414
3.50%, 2/01/39 - 3/01/53(m)	4,964,000	4,521,829
4.00%, 2/01/39 - 2/01/53(m)	230,000	222,768
4.50%, 2/01/39 - 2/01/54(m)	9,773,000	9,457,148
5.00%, 2/01/53(m)	5,238,860	5,170,235
5.50%, 2/01/53(m)	10,853,172	10,884,064
7.00%, 2/01/54 - 3/01/54(m)	9,017,600	9,295,801
		48,121,634
Whole Loan – 1.8%
Adjustable Rate Mortgage Trust, Series 2005-9, Class 5A1, (1M CME Term SOFR + 0.65%, 0.54% Floor, 11.00% Cap), 5.99%, 11/25/35(c)	53,020	52,298
Angel Oak Mortgage Trust,
Series 2022-3, Class A1, 4.00%, 1/10/67(b)	677,587	645,338
Series 2023-7, Class A1, (Step to 4.88% on 1/25/28), 4.80%, 11/25/67(b)(e)	117,905	115,437

CIM Trust, Series 2021-R6, Class A1, 1.43%, 7/25/61(b)	229,413	201,026
COLT Mortgage Loan Trust, Series 2022-2, Class A1, (Step to 3.96% on 3/25/26), 2.99%, 2/25/67(b)(e)	155,061	142,155
Cross Mortgage Trust, Series 2023-H2, Class A1A, (Step to 8.14% on 11/25/27), 7.14%, 11/25/68(b)(e)	97,973	99,773
CSMC,
Series 2019-NQM1, Class A2, 3.86%, 10/25/59(b)	188,550	183,353
Series 2021-NQM2, Class A3, 1.54%, 2/25/66(b)	77,334	66,780
Series 2021-NQM6, Class A3, 1.59%, 7/25/66(b)	562,014	456,125
	Par(a)	Value
Whole Loan (Continued)
CSMC,
Series 2021-NQM7, Class A1, 1.76%, 10/25/66(b)	$136,176	$114,732
Series 2022-NQM1, Class A1, 2.27%, 11/25/66(b)(d)	642,454	560,166
CSMC Trust,
Series 2021-RPL2, Class A1, 2.00%, 1/25/60(b)	107,668	93,218
Series 2021-RPL4, Class A1, 1.80%, 12/27/60(b)(d)	141,899	138,401
Series 2021-RPL6, Class A1, 2.00%, 10/25/60(b)	132,686	116,888
Series 2022-NQM3, Class A1B, 4.27%, 3/25/67(b)(d)	111,000	102,906
Series 2022-NQM6, Class PT, 8.85%, 12/25/67(b)	139,345	141,771

Deephaven Residential Mortgage Trust, Series 2022-1, Class A1, 2.21%, 1/25/67(b)	355,881	321,307
Ellington Financial Mortgage Trust,
Series 2021-2, Class A1, 0.93%, 6/25/66(b)	288,123	234,133
Series 2022-1, Class A1, 2.21%, 1/25/67(b)	172,949	148,670

FNMA Connecticut Avenue Securities, Series 2016-C03, Class 1M2, (30D Average SOFR + 5.41%), 10.76%, 10/25/28(c)	128,869	136,029
Freddie Mac STACR REMIC Trust,
Series 2021-DNA2, Class M2, (30D Average SOFR + 2.30%), 7.64%, 8/25/33(b)(c)	165,125	168,221
Series 2021-DNA6, Class M2, (30D Average SOFR + 1.50%), 6.84%, 10/25/41(b)(c)	580,000	579,451
Series 2022-DNA2, Class M1A, (30D Average SOFR + 1.30%), 6.64%, 2/25/42(b)(c)	364,100	365,240
Series 2022-DNA3, Class M1B, (30D Average SOFR + 2.90%), 8.24%, 4/25/42(b)(c)	550,000	570,625

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
Freddie Mac STACR REMIC Trust,
Series 2022-DNA4, Class M1A, (30D Average SOFR + 2.20%), 7.54%, 5/25/42(b)(c)	$173,044	$176,173
Series 2022-DNA5, Class M1B, (30D Average SOFR + 4.50%), 9.84%, 6/25/42(b)(c)	240,000	259,707
Series 2022-DNA2, Class M1B, (30D Average SOFR + 2.40%), 7.74%, 2/25/42(b)(c)	200,000	204,249

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)	78,037	71,800
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	97,265	129,968
HarborView Mortgage Loan Trust,
Series 2005-9, Class 2A1B, (1M CME Term SOFR + 0.85%, 0.74% Floor, 11.00% Cap), 6.19%, 6/20/35(c)	128,270	115,763
Series 2005-9, Class 2A1C, (1M CME Term SOFR + 1.01%, 0.90% Floor, 11.00% Cap), 6.35%, 6/20/35(c)	472,840	424,200

Impac CMB Trust, Series 2007-A, Class A, (1M CME Term SOFR + 0.61%, 0.50% Floor, 11.50% Cap), 5.95%, 5/25/37(b)(c)	154,196	143,629
Legacy Mortgage Asset Trust,
Series 2021-GS2, Class A1, (Step to 4.75% on 5/25/24), 1.75%, 4/25/61(b)(e)	253,144	245,369
Series 2021-GS5, Class A1, (Step to 5.25% on 12/25/24), 2.25%, 7/25/67(b)(e)	152,392	147,435
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37	568,118	134,555
Series 2007-2, Class A2, 6.25%, 1/25/38	322,543	182,044

Merrill Lynch Mortgage Investors Trust, Series 2004-A1, Class 2A2, 5.16%, 2/25/34(d)	192,552	173,851
	Par(a)	Value
Whole Loan (Continued)

Mill City Mortgage Loan Trust, Series 2019-1, Class A1, 3.25%, 10/25/69(b)	$233,587	$224,570
Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, (12MTA + 1.09%, 1.09% Floor), 5.11%, 12/26/46(b)(c)	16,087	15,954
New Residential Mortgage Loan Trust,
Series 2015-2A, Class A1, 3.75%, 8/25/55(b)	184,830	173,745
Series 2017-2A, Class B2, 4.75%, 3/25/57(b)(d)	219,849	206,106
Series 2018-3A, Class A1, 4.50%, 5/25/58(b)(d)	530,707	512,347
Series 2018-RPL1, Class M2, 3.50%, 12/25/57(b)	280,000	233,509
Series 2019-6A, Class A1B, 3.50%, 9/25/59(b)(d)	501,498	468,551
Series 2019-6A, Class B3C, 3.75%, 9/25/59(b)(d)	511,953	460,997
Series 2019-NQM4, Class A1, 2.49%, 9/25/59(b)	79,176	73,509
Series 2021-NQM3, Class A1, 1.16%, 11/27/56(b)	154,906	131,568
Series 2022-NQM4, Class A1, (Step to 4.99% on 10/25/24), 5.00%, 6/25/62(b)(e)	217,592	216,239
OBX Trust,
Series 2021-NQM2, Class A1, 1.10%, 5/25/61(b)	483,666	385,275
Series 2021-NQM3, Class A1, 1.05%, 7/25/61(b)	162,662	128,369
Series 2022-NQM1, Class A1, 2.31%, 11/25/61(b)	625,876	541,067

PRKCM Trust, Series 2021-AFC2, Class A1, 2.07%, 11/25/56(b)	171,269	145,246
Residential Mortgage Loan Trust,
Series 2019-2, Class A1, 2.91%, 5/25/59(b)	9,605	9,518
Series 2020-2, Class A1, 1.65%, 5/25/60(b)	31,101	30,641

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
SG Residential Mortgage Trust,
Series 2022-1, Class A1, 3.17%, 3/27/62(b)(d)	$695,969	$631,433
Series 2022-2, Class A1, (Step to 5.30% on 10/25/24), 5.35%, 8/25/62(b)(e)	668,644	674,906
Towd Point Mortgage Trust,
Series 2016-3, Class B1, 4.13%, 4/25/56(b)(d)	190,000	181,471
Series 2017-4, Class B2, 3.63%, 6/25/57(b)(d)	330,000	274,759
Series 2019-HY2, Class A1, (1M CME Term SOFR + 1.11%, 1.00% Floor), 6.45%, 5/25/58(b)(c)	486,654	492,721
Series 2020-2, Class M1B, 3.00%, 4/25/60(b)(d)	240,000	183,422
Series 2022-4, Class A1, 3.75%, 9/25/62(b)	471,774	442,499

Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.42%, 2/25/38(b)(d)	167,790	38,505
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 5.94%, 10/25/46(c)	258,825	213,332
		15,253,045
Total Mortgage-Backed Securities (Cost $295,633,683)		281,813,517

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	170,000	213,168
California State Taxable GO Unlimited Refunding Bonds, 4.60%, 4/01/38	215,000	206,950
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	79,233
7.55%, 4/01/39	20,000	25,286
	Par(a)	Value
California (Continued)

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	$45,000	$54,018
Los Angeles Unified School District GO Unlimited Bonds, Series RY, Build America Bonds, 6.76%, 7/01/34	215,000	243,213
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(o)	25,000	23,568
		845,436
Georgia – 0.0%(g)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	39,000	44,160
Illinois – 0.1%
Illinois State Taxable GO Unlimited Pension Bonds, 5.10%, 6/01/33	460,000	456,917
Louisiana – 0.0%(g)
Louisiana State Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds, Louisiana Utilities Restoration Corp. Project, 4.15%, 2/01/33	70,000	68,536
New Jersey – 0.0%(g)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	106,000	131,847
New York – 0.1%
MTA Revenue Bonds, Build America Bonds,
6.67%, 11/15/39	70,000	78,614
5.87%, 11/15/39	45,000	47,297

New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	30,000	33,241

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
New York (Continued)

New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	$95,000	$106,514
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	30,541
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/01/40	65,000	69,097
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	85,000	84,343
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	56,989
		506,636
Ohio – 0.0%(g)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	75,000	101,079
Texas – 0.0%(g)
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	75,000	80,608
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	155,000	165,754
		246,362
Total Municipal Bonds (Cost $2,694,274)		2,400,973

Term Loans – 0.0%(c)(g)
Construction Materials – 0.0%(g)
CP Iris Holdco I, Inc., Delayed Draw Term Loan, 10/02/28(p)(q)	99	99
	Par(a)	Value
Publishing & Broadcasting – 0.0%(g)
Gray Television, Inc., Term D Loan, (1M USD CME Term SOFR + 3.00%), 8.47%, 12/01/28	$90	$89
Software – 0.0%(g)
ConnectWise LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 9.11%, 9/29/28	23,088	23,036
Total Term Loans (Cost $23,197)		23,224

U.S. Government Obligations – 13.7%
U.S. Treasury Bonds – 5.3%
4.25%, 5/15/39	53,000	53,843
4.50%, 8/15/39	53,000	55,292
4.38%, 11/15/39	53,000	54,437
4.63%, 2/15/40	382,000	402,876
1.13%, 5/15/40	1,144,000	726,127
3.88%, 8/15/40	382,000	366,959
1.13%, 8/15/40	1,144,000	718,888
4.25%, 11/15/40	1,093,700	1,099,211
1.38%, 11/15/40	1,144,000	747,354
4.75%, 2/15/41(n)	2,020,900	2,151,311
4.38%, 5/15/41	595,500	605,433
2.00%, 11/15/41	6,010,000	4,291,985
2.75%, 8/15/42	2,960,000	2,368,116
4.00%, 11/15/42	876,100	841,022
3.13%, 2/15/43	204,000	172,276
3.88%, 2/15/43	775,500	730,030
2.88%, 5/15/43(f)	204,000	165,224
3.88%, 5/15/43	2,750,000	2,587,578
3.63%, 8/15/43	1,168,000	1,059,641
4.38%, 8/15/43	1,350,000	1,359,703
3.75%, 11/15/43	1,168,000	1,076,704
4.75%, 11/15/43(f)	1,050,000	1,111,524
3.00%, 11/15/44	3,040,000	2,479,856
2.50%, 2/15/45(n)	3,298,000	2,457,783
3.00%, 5/15/45	2,450,000	1,989,955
2.88%, 11/15/46	199,000	156,277
2.75%, 11/15/47(n)	3,448,000	2,624,655
3.00%, 2/15/48(n)	1,194,000	951,376
2.25%, 8/15/49(n)	1,192,000	809,908
1.38%, 8/15/50	2,715,700	1,461,174
1.63%, 11/15/50	135,000	77,736
2.38%, 5/15/51	7,000	4,845
2.00%, 8/15/51	810,000	511,756
1.88%, 11/15/51	970,000	592,723
2.25%, 2/15/52(f)	1,238,200	831,093
3.00%, 8/15/52	22,000	17,446

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
U.S. Treasury Bonds (Continued)
4.00%, 11/15/52	$964,000	$926,193
3.63%, 2/15/53	895,000	803,542
3.63%, 5/15/53	1,772,500	1,592,757
4.13%, 8/15/53	2,629,000	2,585,046
4.75%, 11/15/53	831,000	907,348
1.50%, 2/15/53	440,000	407,070
		44,934,073
U.S. Treasury Notes – 8.4%
2.00%, 2/15/25	503,000	489,089
3.88%, 3/31/25	1,477,000	1,464,711
0.38%, 4/30/25(n)	8,537,000	8,107,816
3.88%, 4/30/25	246,000	243,982
2.13%, 5/15/25	433,000	420,179
2.88%, 6/15/25	1,920,000	1,879,575
0.25%, 6/30/25	1,788,000	1,686,098
3.00%, 7/15/25	154,000	150,926
0.25%, 7/31/25	1,874,000	1,761,706
4.75%, 7/31/25	30,000	30,141
3.13%, 8/15/25	213,000	208,981
3.50%, 9/15/25	528,000	520,905
5.00%, 10/31/25(f)	282,000	285,206
4.50%, 11/15/25	456,000	457,514
0.38%, 11/30/25	11,000	10,252
4.00%, 12/15/25	2,475,000	2,463,108
3.88%, 1/15/26	90,000	89,395
0.50%, 2/28/26	1,986,800	1,841,826
4.63%, 3/15/26	70,000	70,604
3.75%, 4/15/26	614,000	608,699
3.63%, 5/15/26	282,000	278,916
0.75%, 5/31/26	387,000	358,292
0.88%, 6/30/26	1,927,000	1,786,690
0.63%, 7/31/26	1,192,000	1,095,057
1.50%, 8/15/26	576,000	540,428
4.38%, 8/15/26	126,000	126,881
4.63%, 9/15/26	50,000	50,684
4.63%, 10/15/26	44,000	44,638
2.00%, 11/15/26	1,604,000	1,518,725
1.63%, 11/30/26	2,383,000	2,232,108
1.88%, 2/28/27	3,000	2,817
0.50%, 4/30/27	641,000	573,770
2.38%, 5/15/27	634,000	602,993
0.50%, 5/31/27	573,000	511,626
2.75%, 7/31/27	2,000	1,922
2.25%, 8/15/27(n)	2,642,000	2,494,729
3.13%, 8/31/27	5,000	4,863
0.38%, 9/30/27	808,000	710,724
4.13%, 10/31/27	37,000	37,231
0.63%, 11/30/27	10,000	8,836
3.88%, 11/30/27	2,184,000	2,178,796
3.88%, 12/31/27	31,000	30,939
	Par(a)	Value
U.S. Treasury Notes (Continued)
3.50%, 1/31/28	$7,000	$6,891
4.00%, 2/29/28	12,000	12,034
3.50%, 4/30/28	51,000	50,181
4.13%, 7/31/28	255,000	257,421
4.38%, 8/31/28	20,000	20,404
1.25%, 9/30/28	87,000	77,277
4.88%, 10/31/28	247,000	257,420
3.13%, 11/15/28	340,000	328,791
1.38%, 12/31/28(f)	3,000	2,667
3.75%, 12/31/28	270,000	268,460
2.63%, 2/15/29	565,000	532,380
2.38%, 3/31/29(f)	87,000	80,862
2.38%, 5/15/29	565,000	524,479
3.88%, 9/30/29	1,320,800	1,318,014
4.00%, 10/31/29(n)	335,000	336,439
3.88%, 12/31/29(n)	6,120,000	6,106,373
3.50%, 1/31/30	61,000	59,649
1.50%, 2/15/30	896,000	780,955
4.00%, 2/28/30	17,000	17,074
3.75%, 5/31/30	872,000	863,621
4.00%, 7/31/30	146,000	146,656
4.13%, 8/31/30	40,000	40,456
4.63%, 9/30/30	10,000	10,407
4.88%, 10/31/30	2,381,300	2,513,760
3.75%, 12/31/30	11,000	10,888
4.00%, 1/31/31(f)	4,460,000	4,482,997
1.63%, 5/15/31	1,623,000	1,390,962
1.25%, 8/15/31	3,233,000	2,675,813
2.88%, 5/15/32	36,600	33,849
2.75%, 8/15/32	2,143,700	1,958,387
4.13%, 11/15/32	356,000	360,673
1.13%, 1/15/33	2,980,000	2,922,335
3.38%, 5/15/33	1,014,000	969,162
1.38%, 7/15/33(n)	758,300	746,884
3.88%, 8/15/33(f)	1,106,000	1,099,433
4.50%, 11/15/33	1,846,000	1,927,628
		71,174,060
Total U.S. Government Obligations (Cost $122,337,974)		116,108,133

	Number of Shares
Investment Companies – 29.0%
BlackRock Allocation Target Shares - BATS, Series A	6,455,775	60,555,165
iShares U.S. Treasury Bond ETF	6,282,837	144,505,251

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Number of Shares	Value
Schwab Short-Term U.S. Treasury ETF	835,514	$40,631,046
Total Investment Companies (Cost $250,242,069)		245,691,462

	Par(a)/Number of Shares
Short-Term Investments – 5.3%
Corporate Bonds – 0.4%
AbbVie, Inc., 2.60%, 11/21/24	$490,000	479,762
American Express Co.,
3.38%, 5/03/24	170,000	169,038
2.50%, 7/30/24	350,000	345,099

Becton Dickinson & Co., 3.36%, 6/06/24	7,000	6,943
Boeing (The) Co., 1.43%, 2/04/24	110,000	109,957
Bristol-Myers Squibb Co., 2.90%, 7/26/24(f)	62,000	61,270
Constellation Brands, Inc., 3.60%, 5/09/24	90,000	89,543
Continental Resources, Inc., 3.80%, 6/01/24	130,000	129,046
Goldman Sachs Group (The), Inc.,
3.63%, 2/20/24	120,000	119,870
3.85%, 7/08/24	30,000	29,783
(SOFR + 0.51%), 5.86%, 9/10/24(c)	561,000	560,588

International Business Machines Corp., 3.00%, 5/15/24	410,000	407,098
Kinder Morgan Energy Partners L.P., 4.25%, 9/01/24	10,000	9,920
Las Vegas Sands Corp., 3.20%, 8/08/24	100,000	98,563
Northrop Grumman Corp., 2.93%, 1/15/25	40,000	39,209
Occidental Petroleum Corp., 6.95%, 7/01/24	4,000	4,016
RTX Corp., 3.15%, 12/15/24	50,000	49,063
Sprint LLC, 7.13%, 6/15/24	898,000	901,862
		3,610,630
Foreign Issuer Bonds – 0.2%
Credit Suisse A.G.,
4.75%, 8/09/24	306,000	304,346
7.95%, 1/09/25	370,000	378,595
		Par(a)/Number of Shares	Value
Foreign Issuer Bonds (Continued)

Glencore Funding LLC, 4.13%, 3/12/24(b)		$330,000	$329,441
Kenbourne Invest S.A., 6.88%, 11/26/24(b)(f)		203,000	147,175
Mexico Cetes, 0.00%, 11/28/24(r)	MXN	51,700,000	274,806
Petroleos Mexicanos, 7.19%, 9/12/24		403,000	22,511
			1,456,874
Money Market Funds – 3.7%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.37%(s)(t)		15,233,802	15,233,802
Northern Institutional Funds - Treasury Portfolio (Premier), 5.17%(s)		16,284,526	16,284,526
			31,518,328
Mortgage-Backed Securities – 0.0%(g)
CSMC, Series 2022-NWPT, Class A, (1M CME Term SOFR + 3.14%, 3.14% Floor), 8.48%, 9/09/24(b)(c)		100,000	100,562
U.S. Government Obligations – 0.8%
U.S. Treasury Notes,
2.50%, 4/30/24		142,000	141,018
1.75%, 7/31/24		683,000	671,768
2.13%, 7/31/24(f)		404,000	398,082
3.00%, 7/31/24		314,000	310,737
3.25%, 8/31/24(f)		595,000	588,562
4.25%, 9/30/24		185,000	184,090
4.38%, 10/31/24		143,000	142,430
4.50%, 11/30/24		128,000	127,575
1.75%, 12/31/24(n)		2,933,000	2,853,603
4.25%, 12/31/24(f)		919,000	914,477
			6,332,342
U.S. Treasury Bills – 0.2%
U.S. Treasury Bills,
5.06%, 4/25/24(u)		1,110,000	1,096,519
4.94%, 5/28/24(u)		820,000	806,206
			1,902,725
Total Short-Term Investments (Cost $45,098,985)			44,921,461

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Purchased Options – 0.1%
Call Options - Exchange Traded – 0.1%
10-Year U.S. Treasury Note Future, Strike Price USD 102.50, Expires 2/23/24	8	$1,645,250	$1,625
10-Year U.S. Treasury Note Future, Strike Price USD 111.75, Expires 2/23/24	19	2,134,234	19,891
10-Year U.S. Treasury Note Future, Strike Price USD 112.00, Expires 2/23/24	53	5,953,391	47,203
10-Year U.S. Treasury Note Future, Strike Price USD 112.25, Expires 2/23/24	26	2,920,531	19,906
10-Year U.S. Treasury Note Future, Strike Price USD 112.50, Expires 2/23/24	34	3,819,156	21,782
3-Month SOFR Future, Strike Price USD 94.94, Expires 3/15/24	334	79,254,025	52,188
5-Year U.S. Treasury Note Future, Strike Price USD 107.75, Expires 2/23/24	28	3,034,937	25,156
5-Year U.S. Treasury Note Future, Strike Price USD 108.00, Expires 2/23/24	37	4,010,452	27,461
5-Year U.S. Treasury Note Future, Strike Price USD 108.25, Expires 2/23/24	53	6,282,090	31,883
5-Year U.S. Treasury Note Future, Strike Price USD 108.50, Expires 2/23/24	17	1,842,640	8,234
			255,329
Call Options - Over the Counter – 0.0%(g)
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 1.13, Expires 4/05/24, Counterparty: Standard Chartered Bank	1	93,000	445
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.50, Expires 10/23/24, Counterparty: Barclays	1	14,000	1,422
			1,867
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter – 0.0%(g)
Pay 1-Day USD SOFR (Annually); Receive 4.24% (Semi-Annually): Interest Rate Swap Maturing 3/28/29, Strike Price USD 4.24, Expires 3/26/24, Counterparty: Citibank	1	$6,751,000	$204,174
Put Options - Exchange Traded – 0.0%(g)
10-Year U.S. Treasury Note Future, Strike Price USD 110.75, Expires 2/02/24	442	49,649,031	6,908
3-Month SOFR Future, Strike Price USD 94.50, Expires 3/15/24	121	28,711,787	756
3-Month SOFR Future, Strike Price USD 94.75, Expires 4/12/24	121	28,855,475	2,269
3-Month SOFR Future, Strike Price USD 95.25, Expires 5/10/24	135	32,194,125	38,813
3-Month SOFR Future, Strike Price USD 95.81, Expires 12/13/24	57	13,704,938	38,475
3-Month SOFR Future, Strike Price USD 96.00, Expires 12/13/24	73	17,551,938	65,244
			152,465
Put Options - Over the Counter – 0.0%(g)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 1.13, Expires 6/03/24, Counterparty: Bank of America	1	93,000	209
Polish Zloty vs. Euro, Strike Price PLN $4.28, Expires 2/02/24, Counterparty: Bank of America	2	8,000	96
South Korean Won vs. U.S. Dollar, Strike Price KRW $1,280.00, Expires 2/22/24, Counterparty: Goldman Sachs	1	47,000	26
U.S. Dollar vs. Euro, Strike Price USD 1.05, Expires 3/27/24, Counterparty: Bank of America	1	8,000(v)	1,195
			1,526

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Swaptions - Over the Counter – 0.0%(g)
Pay 2.83% (Annually); Receive 6M EUR EURIBOR (Semi-Annually): Interest Rate Swap Maturing 3/14/34, Strike Price EUR 2.83, Expires 3/12/24, Counterparty: JPMorgan Chase	1	$5,473,000	$15,094
Pay 4.24% (Semi-Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 3/28/29, Strike Price USD 4.24, Expires 3/26/24, Counterparty: Citibank	1	6,751,000	4,720
			19,814
Total Purchased Options (Premiums Paid $867,930)			635,175

Total Long Positions – 108.8% (Cost $958,052,364)	922,313,590

	Par(a)	Value
Short Positions – (2.9)%(w)
Mortgage-Backed Securities – (2.9)%
Uniform Mortgage-Backed Securities – (2.7)%
Pool,
2.50%, 2/01/53(m)	(2,846,400)	(2,393,358)
3.50%, 2/01/53(m)	(1,900,000)	(1,729,141)
4.00%, 2/01/53 - 3/01/53(m)	(9,969,300)	(9,385,248)
6.00%, 2/01/54(m)	(790,700)	(801,526)
6.50%, 2/01/54 - 3/01/54(m)	(8,431,300)	(8,629,968)
		(22,939,241)
	Par(a)	Value
Government National Mortgage Association – (0.2)%
Pool,
3.50%, 2/01/54(m)	$(1,000,000)	$(922,418)
4.50%, 2/01/54(m)	(1,161,000)	(1,130,319)
		(2,052,737)
Total Mortgage-Backed Securities (Proceeds $24,913,670)		(24,991,978)
Total Written Options – (0.2)% (Premiums Received $1,504,827)		(1,254,172)
Liabilities less Other Assets – (5.7)%(x)		(48,046,663)
NET ASSETS – 100.0%		$848,020,777
Percentages shown are based on Net Assets.

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable or floating rate security. Rate as of January 31, 2024 is disclosed.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2024 is disclosed.
(e)	Step coupon bond. Rate as of January 31, 2024 is disclosed.
(f)	Security either partially or fully on loan. As of January 31, 2024, the total value of securities on loan is $26,656,462.
(g)	Amount rounds to less than 0.05%.
(h)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2024 is disclosed.
(i)	Investment is valued using significant unobservable inputs (Level 3).
(j)	Century bond maturing in 2120.
(k)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(l)	Perpetual bond. Maturity date represents next call date.
(m)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2024.
(n)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(o)	Century bond maturing in 2112.
(p)	Unfunded loan commitment. As of January 31, 2024, total value of unfunded loan commitment is $99.
(q)	Position is unsettled. Contract rate was not determined at January 31, 2024 and does not take effect until settlement date.
(r)	Zero coupon bond.
(s)	7-day current yield as of January 31, 2024 is disclosed.
(t)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2024, total cash collateral has a value of $15,233,802 and total non-cash collateral has a value of $11,946,695.
(u)	Discount rate at the time of purchase.
(v)	The notional amount is EUR.
(w)	Securities sold short are not owned by the Fund.
(x)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.

Abbreviations:

1M	1 Month
1Y	1 Year
3M	3 Month
5Y	5 Year
6M	6 Month
12MTA	12 Month Treasury Average
30D	30 Day
AUD	Australian Dollar
BANXICO	Banco de Mexico
BATS	Better Alternative Trading System
BRL	Brazilian Real
BTP	Buoni del Tesoro Poliennali
BZDIO	Brazil Interbank Rate
CAD	Canadian Dollar
CDO	Collateralized Debt Obligation
CDX	Credit Default Swap Index
CLICP	Sinacofi Chile Interbank Rate
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNH	Chinese Yuan Renminbi
COOVI	Columbian Overnight Index Average
COP	Colombian Peso
CZK	Czech Republic Koruna

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
ESTR	Euro Short Term Rate
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GBP	British Pound
GO	Government Obligation
IBA	ICE Benchmark Administration
ICE	Intercontinental Exchange
IDR	Indonesian Rupiah
IO	Interest Only
JSC	Joint Stock Company
KRW	South Korean Won
KSDA	Korea Securities Dealers Association
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
MTA	Metropolitan Transportation Authority
MXN	Mexican Peso
PLC	Public Limited Company
PLN	Polish Zloty
PRBOR	Prague Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RUB	Russian Ruble
SOFR	United States Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
STACR	Structured Agency Credit Risk
Strip	Separate Trading of Registered Interest and Principal
TIIE	Tasa de Interés Interbancaria de Equilibrio
TRB	Tax Revenue Bonds
USD	United States Dollar
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Futures Contracts outstanding at January 31, 2024: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-BTP Italian Government Bond	5	3/07/2024	EUR	642,908	$(29)
10-Year Australian Treasury Bond	4	3/15/2024	AUD	304,742	7,354
U.S. Treasury Long Bond	120	3/19/2024	USD	14,681,249	160,095
Ultra U.S. Treasury Bond	177	3/19/2024	USD	22,871,719	828,955
5-Year U.S. Treasury Note	627	3/28/2024	USD	67,960,922	393,433
CME 3-Month SOFR	112	3/18/2025	USD	26,929,000	120,250
3-Month SONIA	1	3/19/2025	GBP	304,184	(396)
3-Month Euro-Euribor	6	12/15/2025	EUR	1,588,062	632
CME 3-Month SOFR	240	3/17/2026	USD	58,080,000	399,963
Total Long Contracts					$1,910,257
Short Contracts
30-Year Euro Buxl	(3)	3/07/2024	EUR	445,983	$(6,733)
Euro-Bund	(25)	3/07/2024	EUR	3,670,328	(23,472)
Euro-Bobl	(7)	3/11/2024	EUR	896,668	(443)
10-Year Canadian Government Bond	(19)	3/19/2024	CAD	1,719,461	(48,849)
10-Year U.S. Treasury Note	(56)	3/19/2024	USD	6,290,375	(35,517)
CME 3-Month SOFR	(136)	3/19/2024	USD	32,179,300	33,501
Ultra 10-Year U.S. Treasury Note	(51)	3/19/2024	USD	5,960,625	(195,102)
2-Year U.S. Treasury Note	(105)	3/28/2024	USD	21,593,906	(19,718)
CME 3-Month SOFR	(30)	6/18/2024	USD	7,118,625	(21,904)
CME 3-Month SOFR	(1)	9/17/2024	USD	238,475	(1,063)
Total Short Contracts					$(319,300)
					$1,590,957

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2024:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

3/21/24	U.S. Dollars	599,692	Japanese Yen	85,000,000	Morgan Stanley	$17,566
3/20/24	U.S. Dollars	1,091,871	Euro	995,000	Morgan Stanley	14,327
3/20/24	U.S. Dollars	904,182	Euro	822,000	State Street	13,991
3/21/24	Euro	274,698	Japanese Yen	42,000,000	Bank of America	9,861
3/20/24	U.S. Dollars	925,627	Euro	847,000	RBS	8,360
3/20/24	U.S. Dollars	546,045	Euro	497,000	BNY Mellon	7,815
3/21/24	U.S. Dollars	300,819	Japanese Yen	43,000,000	Goldman Sachs	6,332
3/21/24	Euro	277,720	Japanese Yen	43,000,000	UBS	6,285

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/21/24	Euro	169,948	Japanese Yen	26,000,000	Deutsche Bank	$5,992
2/22/24	U.S. Dollars	703,185	Mexican Pesos	12,046,476	Goldman Sachs	5,914
8/15/24	Colombian Pesos	329,926,000	U.S. Dollars	76,319	Morgan Stanley	5,431
3/20/24	U.S. Dollars	895,104	Euro	822,000	Toronto-Dominion Bank	4,911
8/15/24	Colombian Pesos	234,306,720	U.S. Dollars	54,186	BNP Paribas	3,871
10/23/24	Colombian Pesos	728,359,000	U.S. Dollars	175,092	BNP Paribas	3,553
3/20/24	British Pounds	241,884	Euro	280,000	Morgan Stanley	3,430
3/20/24	U.S. Dollars	349,168	Euro	320,000	Barclays	2,622
4/19/24	U.S. Dollars	194,567	Indonesian Rupiahs	3,032,514,930	Bank of America	2,599
3/21/24	U.S. Dollars	152,848	Japanese Yen	22,000,000	Toronto-Dominion Bank	2,180
3/21/24	U.S. Dollars	77,053	Japanese Yen	11,000,000	Deutsche Bank	1,719
3/04/24	U.S. Dollars	89,614	Czech Republic Koruna	2,028,081	Toronto-Dominion Bank	1,423
3/21/24	Japanese Yen	46,000,000	Euro	289,616	UBS	1,378
2/22/24	Colombian Pesos	298,408,000	U.S. Dollars	75,000	Citibank	1,315
3/20/24	U.S. Dollars	393,296	Euro	362,000	UBS	1,265
2/02/24	U.S. Dollars	93,075	Euro	85,000	BNP Paribas	1,216
2/22/24	U.S. Dollars	161,044	Polish Zloty	640,167	Citibank	1,209
8/15/24	Colombian Pesos	91,119,280	U.S. Dollars	21,393	Barclays	1,185
3/04/24	U.S. Dollars	66,710	Czech Republic Koruna	1,507,339	Bank of America	1,164
3/20/24	U.S. Dollars	152,701	Euro	140,000	Deutsche Bank	1,087
2/02/24	U.S. Dollars	102,000	Brazilian Reals	500,973	Morgan Stanley	883
3/04/24	U.S. Dollars	96,276	Czech Republic Koruna	2,196,159	HSBC	777
2/22/24	U.S. Dollars	61,000	Taiwan Dollars	1,880,362	Citibank	744
2/22/24	Colombian Pesos	141,274,000	British Pounds	28,000	Morgan Stanley	638
4/22/24	U.S. Dollars	118,828	Euro	109,000	Deutsche Bank	619
2/22/24	U.S. Dollars	32,000	Czech Republic Koruna	721,974	Barclays	598
3/20/24	U.S. Dollars	76,400	Euro	70,000	BNP Paribas	593
2/22/24	Japanese Yen	6,907,803	Euro	43,000	Barclays	588
3/20/24	U.S. Dollars	184,687	Euro	170,000	JPMorgan Chase	584
3/04/24	Czech Republic Koruna	727,964	U.S. Dollars	31,074	HSBC	581
2/22/24	U.S. Dollars	43,850	Euro	40,000	Morgan Stanley	581
2/22/24	U.S. Dollars	92,418	Euro	85,000	RBS	471
2/22/24	U.S. Dollars	19,000	Hungarian Forints	6,615,245	Citibank	417
2/22/24	South African Rand	615,857	Euro	30,000	State Street	380
3/20/24	U.S. Dollars	68,810	Canadian Dollars	92,000	Morgan Stanley	337
2/22/24	U.S. Dollars	56,777	Australian Dollars	86,000	Barclays	314

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
2/02/24	U.S. Dollars	32,000	Brazilian Reals	157,104	Citibank	$290
2/22/24	Mexican Pesos	643,877	U.S. Dollars	37,000	Morgan Stanley	268
3/20/24	Colombian Pesos	53,331,236	U.S. Dollars	13,307	Barclays	267
1/27/25	U.S. Dollars	91,000	Chinese Offshore Yuan	637,637	Morgan Stanley	267
2/22/24	Hungarian Forints	10,097,880	Euro	26,000	UBS	241
2/02/24	U.S. Dollars	19,000	Brazilian Reals	93,399	BNP Paribas	148
2/22/24	U.S. Dollars	27,977	South African Rand	522,051	BNP Paribas	146
2/22/24	Japanese Yen	4,127,567	U.S. Dollars	28,000	BNP Paribas	144
3/04/24	U.S. Dollars	16,000	Brazilian Reals	78,787	Morgan Stanley	143
2/22/24	Australian Dollars	43,047	Euro	26,000	Goldman Sachs	137
2/22/24	Mexican Pesos	330,258	U.S. Dollars	19,000	Barclays	116
2/22/24	Australian Dollars	43,000	U.S. Dollars	28,116	Barclays	115
2/22/24	U.S. Dollars	54,000	Chinese Offshore Yuan	386,914	Barclays	110
3/20/24	Euro	360,000	U.S. Dollars	389,756	Morgan Stanley	109
3/20/24	Euro	140,000	U.S. Dollars	151,510	Barclays	104
3/20/24	Colombian Pesos	102,903,288	U.S. Dollars	26,104	Citibank	86
2/22/24	U.S. Dollars	27,966	British Pounds	22,000	Deutsche Bank	80
2/22/24	U.S. Dollars	27,115	Euro	25,000	JPMorgan Chase	72
2/22/24	British Pounds	37,000	U.S. Dollars	46,840	BNP Paribas	59
2/22/24	Japanese Yen	1,317,611	Canadian Dollars	12,000	Barclays	56
3/14/24	U.S. Dollars	6,903	Euro	6,351	BNY Mellon	28
2/22/24	South African Rand	628,826	U.S. Dollars	33,500	State Street	23
2/22/24	U.S. Dollars	19,036	British Pounds	15,000	BNP Paribas	23
2/22/24	Indian Rupees	4,158,450	U.S. Dollars	50,000	Deutsche Bank	22
2/22/24	Chilean Pesos	8,386,560	U.S. Dollars	9,000	Citibank	3
Total Unrealized Appreciation						$150,163

2/22/24	U.S. Dollars	6,500	South African Rand	122,044	Deutsche Bank	$(6)
3/20/24	Euro	100,000	U.S. Dollars	108,310	Toronto-Dominion Bank	(14)
2/22/24	Canadian Dollars	12,000	Japanese Yen	1,311,772	UBS	(16)
2/22/24	Canadian Dollars	49,697	U.S. Dollars	37,000	HSBC	(25)
2/22/24	U.S. Dollars	37,000	Canadian Dollars	49,766	Barclays	(26)
2/22/24	U.S. Dollars	9,000	Chilean Pesos	8,423,913	BNP Paribas	(43)
2/22/24	U.S. Dollars	28,000	Japanese Yen	4,113,058	Barclays	(45)
2/22/24	U.S. Dollars	37,000	Japanese Yen	5,433,542	BNP Paribas	(49)
2/22/24	Mexican Pesos	327,171	U.S. Dollars	19,000	Barclays	(63)
2/22/24	Euro	34,000	Mexican Pesos	636,617	Toronto-Dominion Bank	(70)
2/02/24	U.S. Dollars	19,000	Brazilian Reals	94,535	Citibank	(81)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
2/22/24	U.S. Dollars	28,000	Chilean Pesos	26,173,000	Morgan Stanley	$(97)
3/04/24	Brazilian Reals	138,600	U.S. Dollars	28,000	Citibank	(104)
2/22/24	Mexican Pesos	481,629	U.S. Dollars	28,000	Citibank	(122)
2/22/24	British Pounds	34,000	U.S. Dollars	43,220	RBS	(124)
2/02/24	Brazilian Reals	187,627	U.S. Dollars	38,000	BNP Paribas	(129)
2/22/24	Mexican Pesos	325,975	U.S. Dollars	19,000	BNP Paribas	(132)
2/22/24	U.S. Dollars	56,000	Mexican Pesos	970,004	Goldman Sachs	(146)
2/22/24	Norwegian Kroner	487,370	Euro	43,000	State Street	(148)
2/22/24	Hungarian Forints	6,707,262	U.S. Dollars	19,000	Goldman Sachs	(159)
2/02/24	Brazilian Reals	137,886	U.S. Dollars	28,000	Citibank	(169)
2/22/24	U.S. Dollars	28,000	South Korean Won	37,592,800	Citibank	(204)
1/27/25	Chinese Yuan Renminbi	636,090	U.S. Dollars	91,000	Morgan Stanley	(205)
2/22/24	Chilean Pesos	17,505,650	U.S. Dollars	19,000	Citibank	(208)
3/20/24	Euro	140,000	U.S. Dollars	151,837	UBS	(223)
2/06/24	U.S. Dollars	21,601	Euro	20,216	Toronto-Dominion Bank	(253)
2/22/24	Hungarian Forints	11,458,226	Euro	30,000	BNP Paribas	(264)
3/20/24	Euro	210,000	U.S. Dollars	227,693	JPMorgan Chase	(272)
2/06/24	Euro	20,216	U.S. Dollars	22,128	Nomura	(274)
2/22/24	Euro	43,000	Japanese Yen	6,869,103	UBS	(324)
2/22/24	Hungarian Forints	6,647,464	U.S. Dollars	19,000	Bank of America	(327)
3/20/24	Euro	100,000	U.S. Dollars	108,678	Barclays	(382)
2/22/24	Chilean Pesos	18,264,489	U.S. Dollars	20,000	Goldman Sachs	(393)
2/22/24	Polish Zloty	254,715	U.S. Dollars	64,000	Goldman Sachs	(403)
2/22/24	Euro	60,000	Polish Zloty	261,580	HSBC	(408)
2/22/24	Polish Zloty	254,611	U.S. Dollars	64,000	Morgan Stanley	(429)
12/04/24	Turkish Lira	645,344	U.S. Dollars	16,118	Barclays	(469)
2/22/24	U.S. Dollars	19,000	South African Rand	365,601	UBS	(491)
3/20/24	U.S. Dollars	151,118	Euro	140,000	HSBC	(496)
2/22/24	Japanese Yen	5,352,939	U.S. Dollars	37,000	Barclays	(500)
3/20/24	U.S. Dollars	151,033	Euro	140,000	RBS	(581)
2/22/24	Chilean Pesos	24,602,940	U.S. Dollars	27,000	Morgan Stanley	(589)
2/22/24	South Korean Won	64,456,560	U.S. Dollars	49,000	JPMorgan Chase	(642)
2/22/24	Hungarian Forints	11,501,612	U.S. Dollars	33,000	Barclays	(691)
2/22/24	U.S. Dollars	61,000	Colombian Pesos	241,529,500	Toronto-Dominion Bank	(769)
2/22/24	Euro	68,000	British Pounds	58,642	HSBC	(773)
2/22/24	Thai Baht	3,372,240	U.S. Dollars	96,000	Barclays	(780)
2/22/24	U.S. Dollars	47,000	Colombian Pesos	186,899,000	Citibank	(798)
2/22/24	U.S. Dollars	47,000	Colombian Pesos	187,201,000	Standard Chartered Bank	(875)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
2/22/24	Japanese Yen	12,482,900	U.S. Dollars	86,000	Toronto-Dominion Bank	$(884)
2/22/24	Australian Dollars	123,000	U.S. Dollars	81,639	UBS	(885)
3/04/24	Brazilian Reals	502,268	U.S. Dollars	102,000	Morgan Stanley	(909)
3/20/24	U.S. Dollars	89,378	Colombian Pesos	354,981,249	Barclays	(969)
2/22/24	Malaysian Ringgit	315,744	U.S. Dollars	68,000	Barclays	(1,022)
2/22/24	Mexican Pesos	1,606,326	U.S. Dollars	94,000	State Street	(1,023)
2/22/24	Indonesian Rupiahs	1,463,862,000	U.S. Dollars	94,000	Citibank	(1,234)
2/02/24	Brazilian Reals	518,932	U.S. Dollars	106,000	Morgan Stanley	(1,259)
3/20/24	U.S. Dollars	34,400	Colombian Pesos	140,564,943	JPMorgan Chase	(1,376)
3/20/24	Indonesian Rupiahs	1,715,949,628	U.S. Dollars	110,250	Citibank	(1,552)
2/05/24	U.S. Dollars	134,532	South African Rand	2,549,322	Toronto-Dominion Bank	(1,573)
3/20/24	Euro	210,000	U.S. Dollars	229,548	Standard Chartered Bank	(2,127)
12/04/24	Turkish Lira	1,498,656	U.S. Dollars	38,542	Goldman Sachs	(2,202)
3/21/24	Japanese Yen	21,000,000	U.S. Dollars	146,266	HSBC	(2,447)
3/20/24	Euro	280,000	British Pounds	241,422	BNP Paribas	(2,844)
3/20/24	U.S. Dollars	181,704	Colombian Pesos	728,359,000	BNP Paribas	(3,675)
3/21/24	Japanese Yen	25,000,000	Euro	162,651	Goldman Sachs	(4,938)
3/21/24	Japanese Yen	33,000,000	U.S. Dollars	231,250	Goldman Sachs	(5,248)
3/20/24	Euro	570,000	U.S. Dollars	622,719	Morgan Stanley	(5,433)
3/20/24	U.S. Dollars	175,037	Colombian Pesos	713,799,775	Goldman Sachs	(6,636)
3/20/24	U.S. Dollars	174,940	Colombian Pesos	713,799,776	Toronto-Dominion Bank	(6,733)
3/21/24	Japanese Yen	42,000,000	U.S. Dollars	294,818	Barclays	(7,179)
3/21/24	Japanese Yen	65,000,000	U.S. Dollars	461,748	Deutsche Bank	(16,592)
3/21/24	Japanese Yen	86,000,000	Euro	559,508	Barclays	(16,975)
Total Unrealized Depreciation						$(110,506)
Net Unrealized Appreciation						$39,657

Written Call Option Contracts outstanding at January 31, 2024: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	2	USD	411,313	104.50	2/23/2024	$(31)
10-Year U.S. Treasury Note Future	4	USD	822,625	103.25	2/23/2024	(813)
10-Year U.S. Treasury Note Future	9	USD	1,010,953	116.50	2/23/2024	(281)
10-Year U.S. Treasury Note Future	27	USD	3,032,859	113.25	2/23/2024	(10,125)
10-Year U.S. Treasury Note Future	38	USD	4,268,469	112.75	2/23/2024	(20,188)
10-Year U.S. Treasury Note Future	58	USD	6,515,031	116.00	2/23/2024	(2,719)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at January 31, 2024: Exchange Traded (continued)

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
3-Month SOFR 1-Year Mid Curve Future	167	USD	39,627,012	96.50	3/15/2024	$(79,325)
3-Month SOFR Future	73	USD	17,551,937	97.13	12/13/2024	(33,762)
5-Year U.S. Treasury Note Future	28	USD	3,034,937	109.25	2/23/2024	(6,563)
5-Year U.S. Treasury Note Future	45	USD	4,877,577	109.00	2/23/2024	(13,711)
5-Year U.S. Treasury Note Future	51	USD	5,527,921	109.50	2/23/2024	(9,562)
U.S. Treasury Long Bond Future	12	USD	1,468,126	122.00	2/23/2024	(19,313)
Total Written Call Options Contracts (Premiums Received $205,199)						$(196,393)

Written Put Option Contracts outstanding at January 31, 2024: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	27	USD	3,032,859	111.00	2/2/2024	$(422)
10-Year U.S. Treasury Note Future	442	USD	49,649,031	110.00	2/2/2024	(442)
3-Month SOFR 1-Year Mid Curve Future	57	USD	13,704,938	96.25	12/13/2024	(34,556)
3-Month SOFR Future	135	USD	32,194,125	94.88	5/10/2024	(5,906)
3-Month SOFR Future	135	USD	32,194,125	95.06	5/10/2024	(16,031)
3-Month SOFR Future	73	USD	17,551,938	95.50	12/13/2024	(27,832)
Total Written Put Options Contracts (Premiums Received $161,856)						$(85,189)

Written Call Option Contracts outstanding at January 31, 2024: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Chinese Yuan vs. U.S. Dollar	Standard Chartered Bank	1	USD	139,000	CNH	7.26	4/5/2024	$(360)
South Korean Won vs. U.S. Dollar	Goldman Sachs	1	USD	47,000	KRW	1,330.00	2/22/2024	(460)
Total Written OTC Call Options Contracts (Premiums Received $653)								$(820)

Written Call Interest Rate Swaption Contracts outstanding at January 31, 2024: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 10/22/2035	4.48% (Semi-Annually)	1-Day USD SOFR (Annually)	JPMorgan Chase	10/20/2025	4.48%	254,486	$(23,893)
Interest Rate Swap Maturing 11/18/2029	3.90% (Semi-Annually)	1-Day USD SOFR (Annually)	Deutsche Bank	11/14/2024	3.90	4,599,034	(144,803)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Interest Rate Swaption Contracts outstanding at January 31, 2024: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 11/19/2035	3.96% (Semi-Annually)	1-Day USD SOFR (Annually)	Deutsche Bank	11/17/2025	3.96%	162,744	$(10,393)
Interest Rate Swap Maturing 11/19/2035	4.00% (Semi-Annually)	1-Day USD SOFR (Annually)	Bank of America	11/17/2025	4.00	465,776	(30,832)
Interest Rate Swap Maturing 11/24/2035	3.97% (Semi-Annually)	1-Day USD SOFR (Annually)	Citibank	11/20/2025	3.97	392,500	(25,263)
Interest Rate Swap Maturing 12/02/2035	3.84% (Semi-Annually)	1-Day USD SOFR (Annually)	Bank of America	11/28/2025	3.84	333,455	(19,351)
Interest Rate Swap Maturing 12/02/2035	3.96% (Semi-Annually)	1-Day USD SOFR (Annually)	Citibank	11/28/2025	3.96	310,954	(19,897)
Interest Rate Swap Maturing 12/15/2035	3.71% (Annually)	1-Day USD SOFR (Annually)	Bank of America	12/11/2025	3.71	54,399	(2,897)
Interest Rate Swap Maturing 12/17/2035	3.40% (Annually)	1-Day USD SOFR (Annually)	Morgan Stanley	12/15/2025	3.40	125,736	(5,000)
Interest Rate Swap Maturing 3/18/2029	3.96% (Semi-Annually)	1-Day USD SOFR (Annually)	Barclays	3/14/2024	3.96	350,500	(123,615)
Interest Rate Swap Maturing 6/14/2029	3.75% (Annually)	1-Day USD SOFR (Annually)	Citibank	6/12/2024	3.75	16,876,250	(329,338)
Total Written OTC Call Swaptions Contracts (Premiums Received $563,819)							$(735,282)

Written Put Interest Rate Swaption Contracts outstanding at January 31, 2024: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 10/22/2035	1-Day USD SOFR (Annually)	4.48% (Semi-Annually)	JPMorgan Chase	10/20/2025	4.48%	USD	254,486	$(4,497)
Interest Rate Swap Maturing 11/18/2029	1-Day USD SOFR (Annually)	3.90% (Semi-Annually)	Deutsche Bank	11/14/2024	3.90	USD	4,599,034	(40,786)
Interest Rate Swap Maturing 11/19/2035	1-Day USD SOFR (Annually)	3.96% (Semi-Annually)	Deutsche Bank	11/17/2025	3.96	USD	162,744	(4,745)
Interest Rate Swap Maturing 11/19/2035	1-Day USD SOFR (Annually)	4.00% (Semi-Annually)	Bank of America	11/17/2025	4.00	USD	465,776	(13,071)
Interest Rate Swap Maturing 11/24/2035	1-Day USD SOFR (Annually)	3.97% (Semi-Annually)	Citibank	11/20/2025	3.97	USD	392,500	(11,398)
Interest Rate Swap Maturing 12/02/2035	1-Day USD SOFR (Annually)	3.96% (Semi-Annually)	Citibank	11/28/2025	3.96	USD	310,954	(9,171)
Interest Rate Swap Maturing 12/02/2035	1-Day USD SOFR (Annually)	3.84% (Semi-Annually)	Bank of America	11/28/2025	3.84	USD	333,455	(10,871)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Interest Rate Swaption Contracts outstanding at January 31, 2024: Over the Counter (continued)

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 12/15/2035	1-Day USD SOFR (Annually)	3.71% (Annually)	Bank of America	12/11/2025	3.71%	USD	54,399	$(1,978)
Interest Rate Swap Maturing 12/17/2035	1-Day USD SOFR (Annually)	3.40% (Annually)	Morgan Stanley	12/15/2025	3.40	USD	125,736	(5,924)
Interest Rate Swap Maturing 3/14/2034	6M EUR EURIBOR (Semi-Annually)	3.23% (Annually)	JPMorgan Chase	3/12/2024	3.23	EUR	5,473,000	(1,864)
Interest Rate Swap Maturing 3/18/2029	1-Day USD SOFR (Annually)	3.96% (Semi-Annually)	Barclays	3/14/2024	3.96	USD	6,750,500	(11,365)
Interest Rate Swap Maturing 5/02/2029	6M EUR EURIBOR (Semi-Annually)	2.85% (Annually)	JPMorgan Chase	4/29/2024	2.85	EUR	260,000	(641)
Interest Rate Swap Maturing 6/14/2029	1-Day USD SOFR (Annually)	3.75% (Annually)	Citibank	6/12/2024	3.75	USD	16,876,250	(120,177)
Total Written OTC Put Swaptions Contracts (Premiums Received $573,300)								$(236,488)

Interest Rate Swap Contracts outstanding at January 31, 2024: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
11.25% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	11/7/2024	MXN	8,134,000	$(794)	$—	$(794)
10.95% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	12/3/2024	MXN	8,842,000	(115)	—	(115)
10.76% (Monthly)	28-Day MXN-TIIE-BANXICO (Monthly)	1/23/2025	MXN	4,537,000	79	—	79
4.68% (Quarterly)	3M CZK PRBOR (Quarterly)	3/20/2025	CZK	6,582,000	(459)	—	(459)
5.14% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/20/2025	PLN	456,000	10	—	10
1-Day GBP SONIA Rate (At Maturity)	3.62% (At Maturity)	1/31/2026	GBP	660,000	(29)	—	(29)
1-Day GBP SONIA Rate (At Maturity)	3.73% (At Maturity)	1/31/2026	GBP	660,000	808	—	808
4.10% (Semi-Annually)	6M CZK PRBOR (Semi-Annually)	3/20/2026	CZK	2,700,000	(491)	—	(491)
3M KRW KSDA (Quarterly)	3.38% (Quarterly)	9/20/2026	KRW	181,949,097	343	—	343
3M KRW KSDA (Quarterly)	3.33% (Quarterly)	9/20/2026	KRW	90,960,903	78	—	78
28-Day MXN-TIIE-BANXICO (Monthly)	9.21% (Monthly)	1/18/2027	MXN	3,130,000	69	—	69
3.23% (At Maturity)	1-Day GBP SONIA Rate (At Maturity)	2/1/2028	GBP	710,000	(155)	—	(155)
3.31% (At Maturity)	1-Day GBP SONIA Rate (At Maturity)	2/1/2028	GBP	700,000	(774)	—	(774)
1-Day EUR ESTR (Annually)	2.09% (Annually)	2/3/2028	EUR	770,000	1,865	1,207	658
6M EUR EURIBOR (Semi-Annually)	3.15% (Annually)	7/21/2028	EUR	111,000	4,974	—	4,974

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at January 31, 2024: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
28-Day MXN-TIIE-BANXICO (Monthly)	9.69% (Monthly)	10/25/2028	MXN	1,851,000	$3,956	$—	$3,956
28-Day MXN-TIIE-BANXICO (Monthly)	8.67% (Monthly)	1/18/2029	MXN	2,012,000	(208)	—	(208)
2-Day USD SOFR (Annually)	3.41% (Annually)	6/17/2029	USD	2,027,600	(5,531)	—	(5,531)
2-Day USD SOFR (Annually)	3.47% (Annually)	6/17/2029	USD	1,757,270	361	—	361
2-Day USD SOFR (Annually)	3.33% (Annually)	6/17/2029	USD	1,351,730	(8,379)	—	(8,379)
2-Day USD SOFR (Annually)	3.44% (Annually)	6/17/2029	USD	1,013,791	(1,358)	—	(1,358)
2-Day USD SOFR (Annually)	3.36% (Annually)	6/17/2029	USD	1,013,774	(4,831)	—	(4,831)
2-Day USD SOFR (Annually)	3.42% (Annually)	6/17/2029	USD	760,342	(1,512)	—	(1,512)
3.53% (Annually)	2-Day USD SOFR (Annually)	6/17/2029	USD	675,860	(1,876)	—	(1,876)
3.59% (Annually)	2-Day USD SOFR (Annually)	6/17/2029	USD	1,351,626	(7,475)	—	(7,475)
3.68% (Annually)	2-Day USD SOFR (Annually)	6/17/2029	USD	1,687,988	(15,799)	—	(15,799)
3.53% (Annually)	2-Day USD SOFR (Annually)	10/31/2030	USD	5,438,000	8,132	23,449	(15,317)
3.54% (Annually)	2-Day USD SOFR (Annually)	10/31/2030	USD	7,148,000	6,492	7,994	(1,502)
3.15% (Annually)	2-Day USD SOFR (Annually)	5/15/2048	USD	11,701,000	987,797	(28,640)	1,016,437
Total					$965,178	$4,010	$961,168

Interest Rate Swap Contracts outstanding at January 31, 2024: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL BZDIO (At Maturity)	11.07% (At Maturity)	Barclays	1/2/2025	BRL	928,000	$1,245	$—	$1,245
1-Day BRL BZDIO (At Maturity)	11.87% (At Maturity)	Bank of America	1/2/2025	BRL	616,569	1,276	—	1,276
10.30% (At Maturity)	1-Day COP COOVI (At Maturity)	Citibank	1/29/2025	COP	588,103,000	(234)	—	(234)
10.18% (At Maturity)	1-Day COP COOVI (At Maturity)	Citibank	6/20/2025	COP	522,129,224	(835)	—	(835)
8.62% (At Maturity)	1-Day COP COOVI (At Maturity)	JPMorgan Chase	11/5/2025	COP	781,128,000	(3,034)	—	(3,034)
1-Day BRL BZDIO (At Maturity)	9.65% (At Maturity)	Citibank	1/2/2026	BRL	1,272,000	11	—	11
1-Day BRL BZDIO (At Maturity)	10.58% (At Maturity)	Citibank	1/2/2026	BRL	980,000	2,846	—	2,846
1-Day BRL BZDIO (At Maturity)	10.02% (At Maturity)	HSCB Bank	1/2/2026	BRL	737,000	(339)	—	(339)
1-Day BRL BZDIO (At Maturity)	11.80% (At Maturity)	Citibank	1/2/2026	BRL	578,798	3,954	—	3,954
1-Day BRL BZDIO (At Maturity)	11.75% (At Maturity)	Citibank	1/2/2026	BRL	563,000	3,662	—	3,662

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at January 31, 2024: Over the Counter (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL BZDIO (At Maturity)	10.11% (At Maturity)	Goldman Sachs	1/2/2026	BRL	231,260	$19	$—	$19
1-Day BRL BZDIO (At Maturity)	9.79% (At Maturity)	BNP Paribas	1/4/2027	BRL	837,000	169	—	169
4.40% (Semi-Annually)	1-Day CLP CLICP (Semi-Annually)	Goldman Sachs	1/26/2028	CLP	282,051,000	(921)	—	(921)
4.44% (Semi-Annually)	1-Day CLP CLICP (Semi-Annually)	Goldman Sachs	1/26/2028	CLP	200,540,000	(790)	—	(790)
Total						$7,029	$—	$7,029
Credit Default Swap Contracts outstanding - Buy Protection as of January 31, 2024:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Main Index Series (Pay Quarterly)	5.00%	12/20/2028	EUR	288,276	$(23,861)	$(21,791)	$(2,070)
Total					$(23,861)	$(21,791)	$(2,070)

Credit Default Swap Contracts outstanding - Sell Protection as of January 31, 2024: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 41 (Pay Quarterly)	3.59%	5.00%	12/20/2028	USD	1,679,319	$104,684	$81,707	$22,977
Markit CDX North America Investment Grade Index Series 41 (Pay Quarterly)	0.56%	1.00%	12/20/2028	USD	20,787,900	427,117	248,937	178,180
Total						$531,801	$330,644	$201,157

Credit Default Swap Contracts outstanding - Buy Protection at January 31, 2024: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Federal Republic of Brazil, 4.25%, Due: 1/07/2025 (Pay Quarterly)	1.00%	12/20/2024	Barclays	USD	336,000	$(2,388)	$1,485	$(3,873)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection at January 31, 2024: Over the Counter (continued)

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Abbott Laboratories 3.40% 11/30/2023 (Pay Quarterly)	1.00%	12/20/2028	JPMorgan Chase	USD	129,000	$(3,400)	$(2,379)	$(1,021)
American Electric Power, 3.20%, Due: 11/13/2027 (Pay Quarterly)	1.00%	12/20/2028	Goldman Sachs	USD	360,000	(10,558)	(8,505)	(2,053)
American Electric Power, 3.20%, Due: 11/13/2027 (Pay Quarterly)	1.00%	12/20/2028	Deutsche Bank	USD	190,770	(5,595)	(3,763)	(1,832)
American Electric Power, 3.20%, Due: 11/13/2027 (Pay Quarterly)	1.00%	12/20/2028	Bank of America	USD	152,230	(4,464)	(3,403)	(1,061)
American Express Co., 4.05%, Due: 5/03/2029 (Pay Quarterly)	1.00%	12/20/2028	Citibank	USD	360,000	(10,613)	(7,545)	(3,068)
Dominion Energy, Inc., 4.25%, Due: 6/01/2028 (Pay Quarterly)	1.00%	12/20/2028	Bank of America	USD	231,920	(4,948)	(3,601)	(1,347)
Dominion Energy, Inc., 4.25%, Due: 6/01/2028 (Pay Quarterly)	1.00%	12/20/2028	Citibank	USD	75,658	(1,614)	(1,101)	(513)
Dominion Energy, Inc., 4.25%, Due: 6/01/2028 (Pay Quarterly)	1.00%	12/20/2028	Barclays	USD	38,422	(820)	(589)	(231)
Federal Republic of Brazil, 4.25%, Due: 1/07/2025 (Pay Quarterly)	1.00%	12/20/2028	Goldman Sachs	USD	36,100	543	1,452	(909)
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	12/20/2028	JPMorgan Chase	USD	95,000	2,774	4,487	(1,713)
Republic of South Africa, 5.88%, Due: 9/16/2025 (Pay Quarterly)	1.00%	12/20/2028	Citibank	USD	113,000	6,124	5,947	177
Republic of South Africa, 5.88%, Due: 9/16/2025 (Pay Quarterly)	1.00%	12/20/2028	Barclays	USD	98,000	5,256	7,473	(2,217)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	12/20/2028	BNP Paribas	USD	111,000	(622)	1,116	(1,738)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	12/20/2028	Barclays	USD	76,506	(428)	588	(1,016)
United Mexican States, 4.15%, Due: 3/28/2027 (Pay Quarterly)	1.00%	12/20/2028	JPMorgan Chase	USD	28,800	(161)	279	(440)
Total						$(30,914)	$(8,059)	$(22,855)

Inflation Swap Contracts outstanding at January 31, 2024: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day Eurozone Inflation Index (At Maturity)	2.51% (At Maturity)	12/15/2053	EUR	280,000	$10,023	$—	$10,023
3.16% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	1/15/2054	GBP	147,500	582	—	582
3.17% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	1/15/2054	GBP	147,500	47	—	47

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Inflation Swap Contracts outstanding at January 31, 2024: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day U.S. Consumer Price Index (At Maturity)	2.50% (At Maturity)	1/19/2054	USD	215,000	$1,851	$—	$1,851
1-Day U.S. Consumer Price Index (At Maturity)	2.51% (At Maturity)	1/22/2054	USD	215,000	2,301	—	2,301
Total					$14,804	$—	$14,804
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$32,293,529	$—	$32,293,529
Corporate Bonds	—	149,321,721	108,950	149,430,671
Foreign Issuer Bonds	—	48,995,445	—	48,995,445
Mortgage-Backed Securities	—	281,813,517	—	281,813,517
Municipal Bonds	—	2,400,973	—	2,400,973
Term Loans	—	23,224	—	23,224
U.S. Government Obligations	—	116,108,133	—	116,108,133
Investment Companies	245,691,462	—	—	245,691,462
Short-Term Investments	31,518,328	13,403,133	—	44,921,461
Purchased Options	407,794	227,381	—	635,175
Total Assets – Investments at value	$277,617,584	$644,587,056	$108,950	$922,313,590
Liabilities:
Mortgage-Backed Securities	$—	$(24,991,978)	$—	$(24,991,978)
Total Liabilities – Investments at value	$—	$(24,991,978)	$—	$(24,991,978)
Net Investments	$277,617,584	$619,595,078	$108,950	$897,321,612

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$1,944,183	$—	$—	$1,944,183
Forward Foreign Currency Exchange Contracts	—	150,163	—	150,163
Swap Agreements	—	1,589,448	—	1,589,448
Total Assets - Derivative Financial Instruments	$1,944,183	$1,739,611	$—	$3,683,794

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Liabilities:
Futures Contracts	$(353,226)	$—	$—	$(353,226)
Forward Foreign Currency Exchange Contracts	—	(110,506)	—	(110,506)
Written Options	(281,582)	(972,590)	—	(1,254,172)
Swap Agreements	—	(125,411)	—	(125,411)
Total Liabilities - Derivative Financial Instruments	$(634,808)	$(1,208,507)	$—	$(1,843,315)
Net Derivative Financial Instruments	$1,309,375	$531,104	$—	$1,840,479

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund
	Par	Value
Municipal Bonds – 86.0%
Alabama – 3.2%
Alabama State Corrections Institution Finance Authority Revenue Bonds, 5.25%, 7/01/47	$500,000	$548,479
Black Belt Energy Gas District Gas Prepay Revenue Bonds, Series A-1, Project No. 4, 4.00%, 6/01/25	990,000	991,087
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C, 5.50%, 6/01/32(a)(b)(c)	1,250,000	1,377,934
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C-1, 5.25%, 6/01/29(a)(b)(c)	1,030,000	1,098,288
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/31(a)(b)(c)	500,000	502,814
Black Belt Energy Gas District Project Variable Revenue Bonds, Series B-2, (SIFMA Municipal Swap Index Yield + 0.65%), 4.39%, 10/01/27(a)(c)	250,000	243,089
Black Belt Energy Gas District Revenue Bonds, Project No. 7, 4.00%, 12/01/26(a)(b)(c)	2,110,000	2,113,267
Lower Alabama Gas District Gas Project Revenue Bonds, 4.00%, 12/01/25(a)(b)(c)	500,000	500,476
Mobile Industrial Development Board PCR Bonds, Alabama Power Company Barry Plant Project, 1.00%, 6/26/25(a)(b)(c)	1,000,000	965,094
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B, Project No. 6,
5.00%, 6/01/30	475,000	508,856
5.00%, 6/01/30(a)(b)(c)	500,000	530,721

Southeast Energy Authority Commodity Supply Revenue Bonds, Series B-1, Project No. 4, 5.00%, 8/01/28(a)(b)(c)	150,000	156,321
	Par	Value
Alabama (Continued)

Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(d)	$260,000	$251,482
University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	375,000	397,398
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	528,108
		10,713,414
Alaska – 0.2%
Alaska State Municipal Bond Bank Authority Revenue Bonds, Series 2 (AMT), 5.00%, 12/01/29	590,000	640,229
Arizona – 0.8%
Arizona State IDA Education Revenue Bonds, Series B, Jerome Facilities Project, Social Bonds, 4.00%, 7/01/51	175,000	153,405
Arizona State IDA National Charter School Revolving Loan Fund Sustainable Revenue Bonds, Equitable School, 5.25%, 11/01/53	1,000,000	1,049,420
Maricopa County IDA Revenue Bonds, Series A, Banner Health, 4.00%, 1/01/41	250,000	251,107
Maricopa County IDA Variable Revenue Bonds, Series A-3, Banner Health, 5.00%, 11/01/30(a)(b)(c)	300,000	331,863
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(d)	240,000	240,643
Salt River Project Agricultural Improvement & Power District Electric System Revenue Refunding Bonds, Series A, 5.00%, 12/01/45	500,000	512,525
		2,538,963

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Arkansas – 0.1%
Bentonville Sales & Use Tax Revenue Refunding Bonds, Series B, 1.05%, 11/01/46	$25,000	$24,812
Springdale Sales & Use Revenue Bonds, Series B (BAM Insured),
5.00%, 8/01/28	125,000	136,031
5.00%, 8/01/29	120,000	132,807
		293,650
California – 6.4%
Bay Area Toll Bridge Authority Variable Revenue Refunding Bonds, San Francisco Bay, (SIFMA Municipal Swap Index Yield + 0.45%), 4.19%, 4/01/26(a)(c)	2,000,000	1,975,118
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds, 5.00%, 10/01/30	450,000	470,299
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	233,361	234,622
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	580,000	582,176
California State GO Unlimited Bonds, 4.25%, 9/01/52	125,000	128,392
California State Health Facilities Financing Authority Revenue Bonds, Episcopal Communities & Services, 5.00%, 11/15/30	200,000	220,682
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds, 5.00%, 11/01/57	100,000	103,602
	Par	Value
California (Continued)
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 3.00%, 7/01/50	$1,250,000	$974,719
California State Municipal Finance Authority Refunding COPS, Series A, Palomar Health (AGM Insured), 5.25%, 11/01/52	110,000	124,083
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(d)	330,000	296,917
California State Municipal Finance Authority Revenue Refunding Bonds, Series A, Eisenhower Medical Center, 5.00%, 7/01/25	650,000	660,834
California State Municipal Finance Authority Senior Living Revenue Bonds, Mt. San Antonio Garden, 2.13%, 11/15/26	250,000	249,090
California State Municipal Finance Authority Senior Living Revenue Refunding Bonds, Mt. San Antonio Gardens Project, 5.00%, 11/15/39	300,000	300,575
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC-West Village, 5.00%, 5/15/36	1,130,000	1,195,261
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(d)	320,000	322,364
California State Municipal Finance Authority Student Housing Revenue Bonds, UCR North District Phase 1 (BAM Insured), 5.00%, 5/15/28	500,000	536,262

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)
California State School Finance Authority Charter School Revenue Bonds, Series A, John Adams Academies, 5.00%, 7/01/52(d)	$520,000	$477,869
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(d)	375,000	381,996
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(d)	500,000	510,049
California Statewide Communities Development Authority Revenue Bonds, Series A, Enloe Medical Center (AGM Insured), 5.25%, 8/15/52	450,000	495,289
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(d)	250,000	251,579
California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program,
5.00%, 9/02/34	100,000	107,188
5.25%, 9/02/43	200,000	206,165

California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	300,000	301,674
Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	250,000	255,380
	Par	Value
California (Continued)

Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 8/01/42	$250,000	$273,959
CSCDA Community Improvement Authority Essential Housing Mezzanine Lien Revenue Bonds, City of Orange, 4.00%, 3/01/57(d)	200,000	143,646
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Bonds, Series C, 5.00%, 1/15/26	200,000	205,240
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Refunding Bonds, Series C, 4.00%, 1/15/43	250,000	246,284
Lodi Unified School District GO Unlimited Bonds, 3.00%, 8/01/46	400,000	332,872
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	510,000	525,891
Los Angeles Department of Airports Airport Subordinate Revenue Bonds, Series C (AMT), Los Angeles International Airport, 5.00%, 5/15/29	1,000,000	1,056,054
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT), Private Activity, 4.00%, 5/15/41	1,000,000	999,544
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds (AMT), 5.00%, 5/15/43	500,000	524,224
Mesa Water District COPS, 4.00%, 3/15/39	300,000	311,504
Newman-Crows Landing Unified School District GO Unlimited CABS, 0.00%, 8/01/25(e)	250,000	237,285

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)

Orange County Community Facilities District No. 2023-1 Special Tax Bonds, Rienda Phase 2B, 5.50%, 8/15/53	$500,000	$522,720
Pittsburg Public Financing Authority Water Revenue Bonds, Series A (AGM Insured), 4.13%, 8/01/47	250,000	256,771
Port of Oakland Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 11/01/29	250,000	272,717
Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	150,000	154,810
Sacramento Railyards Community Facilities District No. 2018 Special Tax Bonds, 5.25%, 9/01/47(d)	550,000	569,276
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series A, 4.00%, 7/01/37	300,000	314,006
San Diego County Regional Airport Authority Subordinate Revenue Refunding Bonds, Series B (AMT), 5.00%, 7/01/39	525,000	553,482
San Francisco Bay Area Rapid Transit District Sustainable GO Unlimited Bonds, Series C-1, 4.00%, 8/01/45	200,000	201,420
San Francisco City & County Airports Commission International Airport Revenue Bonds, Series A (AMT), 5.00%, 5/01/44	250,000	260,328
San Mateo Foster City School District GO Unlimited Bonds, Series B, 4.00%, 8/01/48	500,000	510,169
Susanville Natural Gas Revenue Refunding Bonds, Natural Gas Enterprise (AGM Insured), 3.00%, 6/01/26	595,000	597,094
	Par	Value
California (Continued)

Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	$100,000	$108,614
Washington Township Health Care District 2020 Election GO Unlimited Bonds, Series B, 5.50%, 8/01/53	750,000	851,686
		21,391,781
Colorado – 3.6%
Aurora Crossroads Metropolitan District No. 2 Senior Lien GO Limited Bonds, Series A, 5.00%, 12/01/40	500,000	482,824
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/25	485,000	492,476
5.00%, 3/15/26	510,000	526,828
5.00%, 3/15/29	590,000	638,111
5.00%, 3/15/30	310,000	339,507
5.00%, 3/15/35	590,000	639,545

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	1,001,814
Colorado State COPS,
6.00%, 12/15/40	1,000,000	1,217,628
6.00%, 12/15/41	500,000	605,910
Colorado State COPS, Series A,
4.00%, 12/15/35	1,250,000	1,330,075
4.00%, 12/15/36	200,000	211,779

Colorado State Health Facilities Authority Revenue Bonds, Commonspirit Health, Series B-2, 5.00%, 8/01/26(a)(b)(c)	615,000	633,969
Colorado State Health Facilities Authority Revenue Refunding Bonds, Parkview Medical Center, Inc., Project, Series B, 5.00%, 9/01/29	1,000,000	1,031,947

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Colorado (Continued)

Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Sanford Health, 4.00%, 11/01/39	$200,000	$198,965
Denver City & County Airport Revenue Refunding Bonds, Series D (AMT), 5.75%, 11/15/41	325,000	374,217
Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	500,000	523,519
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds,
5.00%, 12/01/36	500,000	506,960
5.00%, 12/01/40	250,000	251,911

Denver Health & Hospital Authority Healthcare Revenue Bonds, Series A, 4.00%, 12/01/27	180,000	180,040
Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	506,541
Public Authority for Colorado State Energy Natural Gas Purchase Revenue Bonds, 6.50%, 11/15/38	250,000	314,696
		12,009,262
Connecticut – 0.6%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	400,000	424,701
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Forward Delivery, Stamford Hospital Issue, 4.00%, 7/01/42	250,000	240,236
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	220,000	221,331
	Par	Value
Connecticut (Continued)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
5.00%, 7/01/25	$260,000	$259,673
5.00%, 7/01/31	500,000	503,986
4.00%, 7/01/39	120,000	101,051
4.00%, 7/01/49	100,000	74,356

Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	114,572
		1,939,906
Delaware – 0.1%
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	250,000	256,143
5.00%, 7/01/48	100,000	98,771
		354,914
District of Columbia – 1.3%
District of Columbia Hospital Revenue Refunding Bonds, Children's Hospital, 5.00%, 7/15/44	300,000	304,524
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	336,684
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	96,985
District of Columbia University Revenue Refunding Bonds, Georgetown University, 5.00%, 4/01/29	350,000	369,666
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.25%, 10/01/48	1,000,000	1,082,924
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Dulles Metrorail & Capital (AGM Insured), 4.00%, 10/01/52	280,000	269,348

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
District of Columbia (Continued)
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	$350,000	$356,044
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/46	500,000	532,109
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, Green Bonds, 5.50%, 7/15/51	525,000	599,108
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Sustainability Financed, 5.25%, 7/15/53	450,000	502,631
		4,450,023
Florida – 3.9%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	502,666
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	803,007
Central Florida Expressway Authority Senior Lien Revenue Refunding Bonds, 5.00%, 7/01/42	350,000	366,512
Collier County Water-Sewer District Revenue Bonds, 4.00%, 7/01/40	500,000	512,352
Florida State Development Finance Corp., Solid Waste Disposal Variable Revenue Bonds, Waste Pro USA, Inc. (AMT), 6.13%, 7/01/26(a)(b)(c)(d)	200,000	202,706
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A, 5.00%, 10/01/31	300,000	312,644
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT), 5.00%, 10/01/40	500,000	505,486
	Par	Value
Florida (Continued)
JEA Electric System Revenue Refunding Bonds, Series Three A, 4.00%, 10/01/37	$1,395,000	$1,412,728
Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health Systems, 5.00%, 11/15/26	425,000	445,843
Lakewood Ranch Stewardship District Utility Revenue Bonds, System Acquisition Project (AGM Insured), 5.25%, 10/01/48	350,000	386,172
Lee County IDA Healthcare Facilities Revenue Bonds, Shell Point/Waterside Health Project, 5.00%, 11/15/39	300,000	303,432
Lee County Local Optional Gas TRB, 5.25%, 8/01/49	355,000	382,748
Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	800,668
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	500,000	514,488
Miami-Dade County Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/33	500,000	501,653
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/01/30	250,000	254,217
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A, 5.00%, 7/01/28	250,000	251,625
Miami-Dade County GO Unlimited Bonds, Public Health Trust Program, 4.00%, 7/01/42	250,000	251,499
Miami-Dade County Seaport Revenue Refunding Bonds, Series A (AMT), Senior Bonds, 5.25%, 10/01/52	500,000	531,792
Miami-Dade County, Florida Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/34	290,000	290,899

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)
Osceola County Florida Transportation Revenue Refunding CABS, Series A-2,
0.00%, 10/01/25(e)	$125,000	$116,207
0.00%, 10/01/26(e)	275,000	245,297
0.00%, 10/01/27(e)	360,000	308,611

Polk County Utility System Revenue Refunding Bonds, 4.00%, 10/01/43	400,000	402,588
Sarasota County Public Hospital District Revenue Bonds, Sarasota Memorial Hospital Project, 5.00%, 7/01/52	250,000	264,510
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center,
5.00%, 7/01/25	150,000	153,290
5.00%, 7/01/26	125,000	129,948
5.00%, 7/01/27	125,000	132,178

Village Community Development District No. 14 Special Assessment Revenue Bonds, 5.50%, 5/01/53	240,000	246,908
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	528,992
Wildwood Utility Dependent District Senior Lien Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/41	465,000	505,188
Wildwood Utility Dependent District Subordinate Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/36	400,000	449,975
		13,016,829
Georgia – 2.8%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds, Series C, 5.00%, 7/01/40	365,000	412,948
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	200,000	205,427
	Par	Value
Georgia (Continued)
Bartow County Development Authority Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 1.80%, 9/01/29(b)(c)	$250,000	$214,748
City of Atlanta Airport Passenger Facility Charge Subordinate Lien Green Revenue Bonds (AMT), 5.25%, 7/01/41	500,000	556,774
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	200,000	217,976
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	500,000	522,955
Geo L. Smith II Congress Authority Convention Center Hotel Revenue Bonds, 4.00%, 1/01/36	500,000	501,508
Georgia State GO Unlimited Bonds, Bidding Group 2, Series A, 4.00%, 7/01/42	1,000,000	1,048,035
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	530,000	537,593
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	157,626
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/01/27(a)(b)(c)	1,125,000	1,130,007
5.00%, 9/01/31(a)(b)(c)	250,000	267,528
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/01/29(a)(b)(c)	700,000	735,028
5.00%, 3/01/30(a)(b)(c)	335,000	355,184

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C, 4.00%, 11/01/27(a)(b)(c)(d)	$1,350,000	$1,303,188
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series D, 5.00%, 12/01/30(a)(b)(c)	250,000	264,656
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E-1, 5.00%, 6/01/31(a)(b)(c)	150,000	160,427
Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	500,000	534,394
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3&4 Project (AGM Insured), 5.00%, 7/01/55	250,000	262,148
		9,388,150
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 4.00%, 1/01/42	250,000	241,322
Hawaii – 0.0%(f)
Honolulu City & County Multifamily Variable Revenue Bonds, Maunakea Tower Apartments (Housing & Urban Development Sector 8 Program), 5.00%, 6/01/26(a)(b)(c)	135,000	139,727
Illinois – 7.2%
Chicago Board of Education GO Unlimited Bonds, Series A,
5.00%, 12/01/38	500,000	515,015
5.00%, 12/01/42	250,000	249,680

Chicago Board of Education GO Unlimited Bonds, Series D, 5.00%, 12/01/46	350,000	347,152
Chicago Board Of Education GO Unlimited Refunding Bonds, Dedicated, Series D, 5.00%, 12/01/31	750,000	766,273
	Par	Value
Illinois (Continued)

Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(e)	$750,000	$594,642
Chicago GO Unlimited Bonds, Series A, 5.50%, 1/01/49	100,000	103,075
Chicago GO Unlimited Bonds, Series A, Chicago Works, 5.50%, 1/01/39	250,000	272,904
Chicago Heights Multifamily Variable Revenue Bonds, Olympic Village Apartments Project (FHA Insured, Housing & Urban Development Sector 8 Program), 2.88%, 8/01/25(a)(b)(c)	500,000	491,684
Chicago O'Hare International Airport Passenger Facility Charge Revenue Refunding Bonds (AMT), 5.00%, 1/01/32	500,000	500,026
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D (AMT), 5.00%, 1/01/26	140,000	143,917
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds (AMT), 5.00%, 1/01/28	680,000	720,869
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	250,000	268,331
Chicago Park District GO Limited Tax Refunding Bonds, Series B, 5.00%, 1/01/26	395,000	395,000
Chicago Special Assessment Refunding Bonds, Lakeshore East Project, 2.87%, 12/01/27(d)	254,000	242,609
Chicago Transit Authority Sales Tax Receipts Revenue Bonds, 5.25%, 12/01/49	495,000	497,325
Chicago Wastewater Transmission Second Lien Revenue Bonds, 5.00%, 1/01/39	550,000	551,645

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

City of Chicago GO Unlimited Refunding Bonds, Series A, 5.00%, 1/01/27	$250,000	$260,760
City of Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Customer Facility (BAM Insured), 5.00%, 1/01/28	220,000	235,726
Cook County Community College District No. 508 GO Unlimited Refunding Bonds, City Colleges of Chicago (BAM Insured), 5.00%, 12/01/42	250,000	273,564
Illinois State Finance Authority Revenue Bonds, Series A, The University of Chicago, 5.25%, 5/15/48	100,000	111,730
Illinois State Finance Authority Revenue Refunding Bonds, Series A, 4.00%, 7/15/39	250,000	254,399
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Bradley University Project, 4.00%, 8/01/43	250,000	236,575
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	308,251
Illinois State Finance Authority Revenue Refunding Bonds, Series A, The Carle Foundation, 5.00%, 2/15/45	250,000	254,369
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)(c)	925,000	958,110
Illinois State GO Unlimited Bonds,
5.50%, 5/01/25	845,000	867,316
5.00%, 5/01/30	350,000	351,142
Illinois State GO Unlimited Bonds, Series B,
5.00%, 10/01/31	250,000	278,371
5.50%, 5/01/47	100,000	110,380

Illinois State GO Unlimited Refunding Bonds, Series A, 5.00%, 10/01/25	110,000	113,106
	Par	Value
Illinois (Continued)

Illinois State GO Unlimited Refunding Bonds, Series B, 5.00%, 10/01/28	$250,000	$270,516
Illinois State HDA MFH Variable Revenue Bonds, 6900 Crandon (FHA Insured, Housing & Urban Development Sector 8 Program), 5.00%, 2/01/26(a)(b)(c)	400,000	410,080
Illinois State HDA MFH Variable Revenue Bonds, South Shore HHDC (Housing & Urban Development Sector 8 Program), 5.00%, 2/01/26(a)(b)(c)	670,000	686,883
Illinois State HDA Revenue Refunding Bonds, Series H, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.75%, 10/01/53	250,000	267,835
Illinois State Housing Development Authority MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 4.74%, 5/15/25(a)(c)	500,000	498,648
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	390,000	375,513
Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured), 0.00%, 6/15/25(e)	95,000	89,619
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	401,140
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/01/46	750,000	820,986
4.00%, 1/01/46	250,000	245,914
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/01/40	500,000	552,564
5.00%, 1/01/45	250,000	270,460

Illinois State Toll Highway Authority Senior Revenue Refunding Bonds, Series A, 5.00%, 1/01/31	525,000	581,558

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Metropolitan Pier & Exposition Authority Dedicated Capital Appreciation Tax Revenue Refunding Bonds, Series B, McCormick Project (AGM Insured), 0.00%, 6/15/26(e)	$250,000	$230,506
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion,
4.00%, 12/15/42	375,000	365,796
4.00%, 6/15/52	245,000	224,375
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion Project,
5.00%, 6/15/42	500,000	528,853
5.00%, 6/15/50	500,000	516,047

Metropolitan Pier & Exposition Authority Revenue Refunding CABS, McCormick Place Expansion, 0.00%, 12/15/35(e)	150,000	94,886
Northern Illinois University Board of Trustees Auxiliary Facilities System Revenue Bonds (BAM Insured), 5.00%, 10/01/27	350,000	369,693
Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured),
5.00%, 10/01/25	325,000	334,390
5.00%, 10/01/26	250,000	260,004

Peoria County School District No. 150 GO Unlimited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/26	390,000	402,318
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	350,000	368,162
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	253,478
	Par	Value
Illinois (Continued)
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured),
5.00%, 12/01/25	$300,000	$309,136
4.00%, 12/01/39	250,000	251,819

Springfield Illinois Electric Senior Lien Revenue Refunding Bonds, 5.00%, 3/01/29	590,000	598,782
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
5.00%, 12/30/26	200,000	212,109
4.00%, 12/30/38	500,000	508,439
4.00%, 12/30/40	500,000	503,496

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	254,244
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Refunding Bonds (AGM Insured), 4.00%, 1/01/34	650,000	662,970
		23,995,165
Indiana – 2.1%
Fort Wayne Redevelopment Authority Lease Rental Revenue Refunding Bonds, Grand Wayne Center Project (State Intercept Program), 4.00%, 2/01/26	760,000	775,668
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/25(e)	450,000	426,912
0.00%, 7/15/28(e)	900,000	767,600
0.00%, 1/15/29(e)	560,000	468,691

Indiana Finance Authority Educational Facilities Revenue Refunding Bonds, Series A, Depauw University Project, 5.50%, 7/01/52	255,000	266,598

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Indiana (Continued)

Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System, (SIFMA Municipal Swap Index Yield + 0.30%), 4.04%, 3/01/27(a)(c)	$1,390,000	$1,347,876
Knox Middle School Building Corp., Revenue Bonds (State Intercept Program), 5.00%, 1/15/27	440,000	466,959
Tippecanoe County School Building Corp., Revenue Bonds, Series B (State Intercept Program), 5.00%, 7/15/29	195,000	216,878
Vinton-Tecumseh School Building Corp., Ad Valorem Property Tax First Mortgage Revenue Bonds (State Intercept Program),
4.00%, 7/15/26	530,000	542,765
4.00%, 1/15/27	540,000	556,653
4.00%, 7/15/27	550,000	570,338

Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)(c)	440,000	448,437
		6,855,375
Kansas – 0.4%
City of Valley Center GO Unlimited Temporary Notes, Series 1, 4.38%, 12/01/25	500,000	501,305
Dodge City GO Unlimited Temporary Notes, Series 2023-1, 4.13%, 9/01/25	1,000,000	1,005,133
		1,506,438
Kentucky – 1.5%
Fayette County School District Finance Corp., Revenue Bonds, Series A (State Intercept Program), 4.00%, 5/01/38	250,000	250,998
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	413,730
	Par	Value
Kentucky (Continued)
Kentucky Bond Development Corp., Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	$155,000	$162,975
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	250,735
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living,
5.00%, 5/15/36	200,000	171,665
5.00%, 5/15/46	100,000	75,480

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	304,241
Kentucky State Interlocal School Transportation Association Equipment Lease COPS (State Intercept Program), 4.00%, 3/01/29	310,000	316,596
Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 6/01/25(a)(b)(c)	500,000	500,782
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1, 5.25%, 2/01/32(a)(b)(c)	775,000	841,765
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	1,500,000	1,366,427
Owen County Water Facilities Variable Revenue Refunding Bonds, American Water Company Project, 3.88%, 9/01/28(a)(b)(c)	500,000	507,101
		5,162,495

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Louisiana – 1.4%
East Baton Rouge Parish Sewerage Commission Revenue Refunding Bonds, Series A,
5.00%, 2/01/25	$475,000	$484,538
5.00%, 2/01/26	100,000	104,205

East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/28(a)(b)(c)	500,000	444,686
Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project,
5.00%, 10/01/25	250,000	255,753
5.00%, 10/01/26	215,000	224,440

Louisiana State Local Government Environmental Facilities & Community Development Authority Subordinate Revenue Refunding Bonds, East Baton Rouge, 5.00%, 2/01/27	400,000	421,521
Louisiana State Offshore Terminal Authority Deepwater Port Variable Revenue Refunding bonds, Series C, Loop LLC Project, 4.20%, 9/01/28(a)(b)(c)	300,000	308,453
Louisiana State Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project, 5.00%, 5/15/26	400,000	408,775
Louisiana State Public Facilities Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Pro USA Inc., Project, 6.75%, 10/01/28(a)(b)(c)(d)	200,000	204,492
Saint James Parish Variable Revenue Bonds, Nustar Logistics, 5.85%, 6/01/25(a)(b)(c)(d)	525,000	535,379
	Par	Value
Louisiana (Continued)

Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp., Project, 4.05%, 7/01/26(a)(b)(c)	$1,250,000	$1,237,510
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 7/01/26(a)(b)(c)	125,000	119,013
		4,748,765
Maine – 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 7/01/27	215,000	227,633
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Prerefunded, 5.00%, 7/01/27(g)	30,000	32,114
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Unrefunded Balance, 5.00%, 7/01/28	620,000	656,634
		916,381
Maryland – 2.5%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	495,249
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.05%, 3/01/47	500,000	513,993

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maryland (Continued)
Maryland State Department of Transportation Revenue Bonds (AMT), Baltimore Washington International, 4.00%, 8/01/37	$270,000	$271,095
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Project, Green Bonds,
5.00%, 11/12/28	500,000	512,852
5.25%, 6/30/55	1,000,000	1,024,094

Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	517,082
Maryland State Economic Development Corp., Senior Lien Revenue Bonds, Annapolis Mobility & Resilience, 5.00%, 12/31/42	145,000	151,791
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	400,000	420,631
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Peninsula Regional Health System, 5.00%, 7/01/27	1,320,000	1,391,866
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare, 4.00%, 1/01/26	875,000	878,422
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	284,992
	Par	Value
Maryland (Continued)

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	$120,000	$113,125
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	500,000	426,884
Maryland State Health & Higher Educational Facilities Authority Variable Revenue Refunding Bonds, University of Maryland, 5.00%, 7/01/27(a)(b)(c)	200,000	210,288
Montgomery County GO Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project, 2.00%, 8/01/41	1,000,000	702,788
Montgomery County Housing Opportunities Commission Multifamily & Reconstruction Development Revenue Bonds, Series C (FHA 542 (C) Insured), 2.85%, 1/01/51	250,000	186,232
Washington County Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	171,347
		8,272,731
Massachusetts – 1.2%
Massachusetts State Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	500,000	498,560
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Lasell University,
4.00%, 7/01/25	235,000	232,420
4.00%, 7/01/26	240,000	236,469

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Massachusetts (Continued)

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series F, Lahey Clinic Obligated Group, 5.00%, 8/15/45	$250,000	$252,359
Massachusetts State Development Financing Agency Variable Revenue Bonds, Partners Healthcare System, (SIFMA Municipal Swap Index Yield + 0.60%), 4.34%, 1/29/26(a)(c)(d)	1,000,000	995,446
Massachusetts State GO Limited Refunding Bonds, Series B, 5.00%, 7/01/34	1,350,000	1,539,286
Massachusetts State Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	384,631
		4,139,171
Michigan – 2.5%
Detroit Downtown Development Authority Tax Allocation Increment Revenue Refunding Bonds, Series A, Catalyst Development Project (AGM Insured),
5.00%, 7/01/43	100,000	100,194
5.00%, 7/01/48	200,000	198,535

Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	51,822
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	234,419
Gerald R. Ford International Airport Authority Revenue Bonds (AMT) (County Gtd), 5.00%, 1/01/51	525,000	553,547
Great Lakes Water Authority Sewage Disposal System Second Lien Revenue Refunding Bonds, Series C, 5.00%, 7/01/36	495,000	513,124
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technological University, 4.00%, 2/01/27	185,000	181,286
	Par	Value
Michigan (Continued)

Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, University Of Detroit Mercy, 5.63%, 11/01/52	$300,000	$304,924
Michigan State Finance Authority Local Government Loan Program Revenue Refunding Bonds,
5.00%, 7/01/29	425,000	434,825
4.50%, 10/01/29	250,000	250,966

Michigan State Finance Authority Revenue Bonds, Local Government Loan Program, 5.00%, 7/01/33	350,000	355,508
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group, 4.00%, 12/01/35	515,000	533,751
Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont Spectrum, (SIFMA Municipal Swap Index Yield + 0.75%), 4.49%, 4/15/27(a)(c)	1,500,000	1,486,496
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, 5.00%, 11/15/47	420,000	427,781
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, 4.00%, 10/01/26(a)(b)(c)	100,000	98,950
Michigan State Strategic Fund Variable Limited Obligation Revenue Bonds (AMT), DTE Electric Company Exempt, 3.88%, 6/03/30(a)(b)(c)	1,000,000	990,603
Michigan State Trunk Line Revenue Bonds, Rebuilding Michagan Program, 5.50%, 11/15/49	1,000,000	1,157,726
Wayne State University Revenue Refunding Bonds, Series A (BAM, TCRS Insured), 5.00%, 11/15/27	300,000	313,636
		8,188,093

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Minnesota – 1.4%
City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(a)(b)(c)(d)	$250,000	$243,169
Gibbon Independent School District No. 2365 GO Unlimited Bonds, Series A (School District Credit Program), 6.00%, 2/01/28	200,000	224,585
Minneapolis Health Care System Revenue Refunding Bonds, Fairview Health Services, Series A, 5.00%, 11/15/27	585,000	596,310
Minneapolis Health Care System Variable Revenue Bonds, Series B, Allina Health System, 5.00%, 11/15/30(a)(b)(c)	1,000,000	1,100,216
Minnesota State Agricultural & Economic Development Board Revenue Bonds, HealthPartners Obligated Group, 5.25%, 1/01/54	300,000	330,308
Saint Francis Independent School District No. 15 GO Unlimited Bonds, Series A (School District Credit Program), 4.00%, 2/01/33	410,000	410,047
Saint Paul Housing & Redevelopment Authority Health Care Facilities Revenue Refunding Bonds, HealthPartners Obligated Group, 5.00%, 7/01/31	1,635,000	1,665,892
		4,570,527
Mississippi – 0.1%
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)(c)	265,000	276,995
Missouri – 1.1%
Central Southwest Community College District COPS,
5.00%, 3/01/26	225,000	234,108
5.00%, 3/01/27	225,000	239,023
	Par	Value
Missouri (Continued)

Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds, Mercy Health, 3.00%, 6/01/53	$970,000	$710,932
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System, Inc., 5.00%, 11/15/30	250,000	260,155
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds,
5.00%, 2/15/26	200,000	203,153
5.00%, 2/15/27	215,000	220,447
5.00%, 2/15/28	250,000	258,286

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc., 4.00%, 8/01/26	200,000	194,948
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, 5.00%, 5/01/28(a)(b)(c)	500,000	537,346
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Webster University Project, 5.00%, 4/01/26	500,000	490,447
Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	500,000	451,554
		3,800,399
Nebraska – 0.9%
Central Plains Energy Gas Project Variable Revenue Refunding Bonds, Series A, Project No. 4, 5.00%, 11/01/29(a)(b)(c)	500,000	528,343

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Nebraska (Continued)
Douglas County Educational Facilities Variable Revenue Refunding Bonds, Creighton University Project, (SIFMA Municipal Swap Index Yield + 0.53%), 4.27%, 9/01/26(a)(c)	$735,000	$723,431
Douglas County Hospital Authority No. 2 Revenue Bonds, Children's Hospital Obligated Group, 5.00%, 11/15/25(a)(b)(c)	600,000	612,946
Douglas County Hospital Authority No. 3 Nebraska Health Facilities Revenue Refunding Bonds, Nebraska Methodist Health, 5.00%, 11/01/27	500,000	514,386
Gretna COPS, 5.00%, 12/15/25	500,000	507,886
		2,886,992
Nevada – 0.9%
Clark County PCR Refunding Bonds, Southern California Edison Company, 2.10%, 6/01/31	250,000	213,991
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	527,188
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B, 5.00%, 7/01/43	250,000	263,834
Las Vegas New Convention & Visitors Authority Revenue Bonds, Series B, 5.00%, 7/01/37	1,000,000	1,088,717
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	95,000	77,266
	Par	Value
Nevada (Continued)
Las Vegas Valley Water District GO Limited Bonds, Series A, 4.00%, 6/01/46	$250,000	$248,015
Reno Sales Tax First Lien Revenue Refunding Bonds, Retrac-Reno Transportation Rail Access Corridor Project, 5.00%, 6/01/48	500,000	516,784
		2,935,795
New Hampshire – 0.4%
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	869,452	851,554
National Finance Authority Revenue Bonds, Series A, 4.00%, 7/01/51	250,000	243,750
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	183,039
		1,278,343
New Jersey – 2.5%
Atlantic City Board Of Education GO Unlimited Refunding Bonds (AGM School Board Resource Fund Insured), 4.00%, 4/01/25	350,000	353,556
Garden State Preservation Trust Open Space & Farmland Preservation Revenue Bonds, Series A (AGM Insured), 5.75%, 11/01/28	400,000	425,894
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	190,060
5.13%, 6/15/43	350,000	350,084

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	246,472
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.38%, 1/01/43	100,000	100,298

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)

New Jersey State EDA Revenue Bonds, Portal North Bridge Project NJ Transit, 5.25%, 11/01/41	$235,000	$265,872
New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	125,000	116,735
New Jersey State EDA Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	220,073
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	300,000	302,275
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc. Project, 2.20%, 12/03/29(a)(b)(c)	775,000	691,398
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Valley Health System Obligated Group Series, 5.00%, 7/01/33	1,000,000	1,094,600
New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, Inspira Health Obligated Group, 5.00%, 7/01/30	1,000,000	1,039,541
New Jersey State Health Care Facilities Financing Authority Revenue Refunding Bonds, RWJ Barnabas Health Obligated Group, 5.00%, 7/01/26(a)(b)(c)	400,000	415,361
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	250,000	250,535
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 5.00%, 6/15/40	500,000	548,434
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Transportation Program, 5.25%, 6/15/43	625,000	664,240
	Par	Value
New Jersey (Continued)

New Jersey State Transportation Trust Fund Authority Revenue Refunding Bonds, Series A, 4.00%, 6/15/34	$175,000	$183,892
New Jersey State Transportation Trust Fund Authority Transportation System Revenue Refunding Bonds, 5.00%, 12/15/25	100,000	103,777
New Jersey State Turnpike Authority Revenue Bonds, Series A, 5.00%, 1/01/33	230,000	231,261
New Jersey State Turnpike Authority Revenue Bonds, Series B, 5.25%, 1/01/52	350,000	388,805
		8,183,163
New Mexico – 0.3%
Farmington Pollution Control Variable Revenue Refunding Bonds, Public Service Company of New Mexico San Juan, 3.90%, 6/01/28(a)(b)(c)	1,000,000	1,005,385
New York – 7.1%
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(d)	500,000	461,474
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	230,616
Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	250,000	187,114
Hempstead Town Local Development Corp., Revenue Refunding Bonds, Adelphi University Project, 5.00%, 6/01/27	300,000	317,747
Hudson Yards Infrastructure Corp., Revenue Refunding Bonds, Second Indenture Series, Fiscal 2022, Green Bonds, 4.00%, 2/15/43	1,000,000	1,007,106

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
Monroe County Industrial Development Agency School Facility Revenue Bonds, Rochester Schools Modernization Project (State Aid Withholding), 5.00%, 5/01/35	$800,000	$906,820
Monroe County Industrial Development Corp., Revenue Bonds, University of Rochester Project, 4.00%, 7/01/50	1,600,000	1,566,117
MTA, New York Transportation Variable Revenue Refunding Bonds, Subseries G-3, (SIFMA Municipal Swap Index Yield + 0.43%), 4.17%, 2/01/25(a)(c)	1,000,000	990,057
New York City Housing Development Corp., MFH Variable Revenue Bonds, Sustainable Development, 3.70%, 12/30/27(a)(b)(c)	500,000	502,351
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series CC-1, 5.00%, 6/15/49	250,000	267,608
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA-1, 5.25%, 6/15/52	250,000	280,167
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, 4.00%, 5/01/36	1,000,000	1,055,968
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series F-1, 5.00%, 2/01/47	625,000	685,000
New York GO Unlimited Bonds, Series A-1, 5.25%, 9/01/42	250,000	284,979
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	267,794
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	609,303
	Par	Value
New York (Continued)
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	$300,000	$283,643
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/41	2,000,000	2,252,007
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Memorial Sloan Kettering Cancer Center, 5.00%, 7/01/42	200,000	209,238
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Refunding Bonds, Series A, Montefiore Obligated Group, 4.00%, 9/01/50	500,000	443,493
New York State Dormitory Authority State Personal Income Tax Revenue Refunding Bonds, Series E, Unrefunded Balance, 5.00%, 2/15/44	425,000	428,858
New York State Energy Research & Development Authority PCR Refunding Bonds, New York Electric & Gas, Series C, 4.00%, 4/01/34	250,000	257,088
New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series L-2 (SonyMA Insured), 0.75%, 11/01/25	420,000	393,066
New York State Liberty Development Corp., Revenue Refunding Bonds, 4 World Trade Center Project, Green Bonds, 1.20%, 11/15/28	500,000	439,839
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(d)	500,000	500,876
5.38%, 11/15/40(d)	150,000	150,107

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

New York State Transportation Development Corp. Special Facilities Revenue Bonds (AMT), John F. Kennedy International Airport (AGM Insured), Sustainable Bonds, 5.00%, 6/30/49	$250,000	$262,372
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminal C&D Redevelopment Project, 5.00%, 10/01/35	500,000	523,978
New York State Transportation Development Corp., Special Facilities Revenue Bonds, Delta Air Lines, Inc. (AMT), 5.00%, 1/01/30	345,000	355,607
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	260,089
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	269,413
New York State Urban Development Corp., Personal Income TRB, Series A,
4.00%, 3/15/38	500,000	518,868
5.00%, 3/15/41	250,000	275,495

New York State Urban Development Corp., Revenue Refunding Bonds, Series E Group 3, 4.00%, 3/15/43	500,000	501,868
	Par	Value
New York (Continued)

Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	$250,000	$256,604
Onondaga County Trust Cultural Resources Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/41	250,000	253,693
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	876,439
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 218 (AMT), 5.00%, 11/01/31	1,065,000	1,162,799
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	495,465
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds (AMT), 5.50%, 8/01/52	600,000	659,085
Poughkeepsie City GO Limited Refunding Bonds, 4.00%, 4/15/25	440,000	437,917
Triborough Bridge & Tunnel Authority General Revenue Bonds, Series A, MTA Bridges & Tunnels, 4.00%, 11/15/54	1,000,000	974,634
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 5/15/47	250,000	274,169
Troy Capital Resource Corp., Revenue Bonds, Rensselaer Polytechnic Institute Project, 4.00%, 9/01/33	100,000	102,336

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	$100,000	$95,268
Yonkers GO Limited Bonds, Series F (BAM Insured), 5.00%, 11/15/27	100,000	108,612
		23,643,147
North Carolina – 2.0%
Forsyth County GO Unlimited Bonds, Series B, 2.00%, 3/01/37	1,000,000	792,527
Greater Asheville Regional Airport Authority Airport System Revenue Bonds (AMT) (AGM Insured), 5.25%, 7/01/48	250,000	270,588
Greater Asheville Regional Airport Authority Airport System Revenue Bonds, Series A (AMT) (AGM Insured), 5.50%, 7/01/47	1,000,000	1,097,444
North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University,
5.00%, 5/01/25	240,000	244,442
5.00%, 5/01/26	275,000	284,828
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, The Arc Of North Carolina (Housing & Urban Development Sector 8 Program),
5.00%, 10/01/28	300,000	301,274
5.00%, 10/01/34	250,000	248,555
North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, The Forest At Duke Project,
4.00%, 9/01/33	180,000	169,832
4.00%, 9/01/34	185,000	173,266

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	100,000	85,993
	Par	Value
North Carolina (Continued)

North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	$425,000	$389,935
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	527,566
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway System (AGM Insured), 5.00%, 1/01/58	1,000,000	1,072,141
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds, 5.00%, 1/01/40	550,000	577,404
Union County GO Unlimited Bonds, Series C, 2.50%, 9/01/38	590,000	487,299
		6,723,094
North Dakota – 0.2%
City of Grand Forks Health Care System Revenue Bonds, Altru Health System, Series A (AGM Insured), 5.00%, 12/01/29	125,000	137,657
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	519,604
		657,261
Ohio – 2.2%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital,
5.00%, 11/15/26	350,000	363,748
5.00%, 11/15/27	370,000	389,154

Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	900,000	849,710

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)

Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	$175,000	$177,129
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum Of Natural History Project,
5.00%, 7/01/25	125,000	128,090
5.00%, 7/01/26	125,000	130,539
5.00%, 7/01/27	125,000	132,969
5.00%, 7/01/28	155,000	168,002

Cleveland-Cuyahoga County Port Authority Financing Senior Tax Allocation Increment Revenue Refunding Bonds, Flats East Bank Project, 4.00%, 12/01/55(d)	250,000	206,363
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	500,579
Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Wade Park Apartments (FHA Insured, Housing & Urban Development Sector 8 Program), 4.75%, 12/01/25(a)(b)(c)	350,000	355,375
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	171,375
5.00%, 12/01/36	305,000	303,589

Franklin County Health Care Facilities Revenue Refunding Bonds, Ohio Living Communities, 5.00%, 7/01/31	255,000	256,417
Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project, 5.00%, 11/15/41	250,000	299,206
	Par	Value
Ohio (Continued)

Lancaster Port Authority Gas Revenue Refunding Bonds, Series A, 5.00%, 2/01/25(a)(b)(c)	$225,000	$227,629
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.13%, 12/01/49	100,000	78,426
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	255,673
Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	500,000	473,643
Ohio State Air Quality Development Authority Revenue Refunding Bonds, Ohio Valley Electric Corp., 3.25%, 9/01/29	50,000	47,966
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Duke Energy Corp., Project, 4.25%, 6/01/27(a)(b)(c)	250,000	252,425
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	977,823
Ohio State Higher Educational Facility Commission Healthcare Revenue Bonds, Ashtabula County Medical Center Obligated Group, 5.00%, 1/01/26	100,000	101,813
Ohio State Higher Educational Facility Commission Revenue Refunding Bonds, Otterbein University 2022 Project, 4.00%, 12/01/46	500,000	436,845
Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	149,877
		7,434,365

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oklahoma – 0.9%
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/27	$500,000	$522,977
Comanche County Hospital Authority Revenue Refunding Bonds, 5.00%, 7/01/29	570,000	569,147
Muskogee Industrial Trust Educational Facilities Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/26	150,000	154,582
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project, 2.00%, 12/01/47	8,975	453
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project-B, 5.88%, 12/01/47	43,620	35,619
Oklahoma State Turnpike Authority Senior Lien Revenue Bonds, 5.50%, 1/01/53	475,000	528,847
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Drinking Water Program 2019 Master Trust, 4.00%, 4/01/48	300,000	297,336
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	500,000	508,011
Washington County Educational Facilities Authority Lease Revenue Bonds, Dewey Public Schools Project, 5.00%, 9/01/29	435,000	468,906
		3,085,878
Oregon – 1.4%
Klamath Falls Intercommunity Hospital Authority Revenue Refunding Bonds, Sky Lakes Medical Center Project, 4.00%, 9/01/25	550,000	552,954
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	526,820
	Par	Value
Oregon (Continued)
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Adventist Health System, 5.00%, 3/01/25(a)(b)(c)	$500,000	$503,297
Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Terwilliger Plaza-Parkview Project, Green Bonds, 0.95%, 6/01/27	155,000	139,448
Oregon State Business Development Commission Variable Revenue Bonds, Series 232, Intel Corp. Project, 3.80%, 6/15/28(a)(b)(c)	500,000	507,549
Oregon State Facilities Authority Revenue Refunding Bonds, Samaritan Health Services, 5.00%, 10/01/30	300,000	324,387
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	500,000	505,949
Port of Morrow GO Limited Refunding Bonds, Series D,
4.00%, 12/01/26	170,000	174,250
4.00%, 12/01/27	240,000	248,323

Port of Portland Airport Revenue Refunding Bonds, Portland International Airport (AMT), 5.00%, 7/01/25	750,000	766,032
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project, 5.00%, 5/15/27	260,000	262,568
		4,511,577
Pennsylvania – 3.3%
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Forward Delivery, 5.00%, 5/01/42	250,000	256,450

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)
Commonwealth Financing Authority Taxable Revenue Refunding Bonds, Series B-1, 5.00%, 6/01/26	$300,000	$307,380
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 4.50%, 1/01/40(d)	185,000	160,567
Lancaster County Hospital Authority Revenue Refunding Bonds, Masonic Villages Project, 5.00%, 11/01/30	470,000	498,089
Laurel Highlands School District GO Limited Refunding Bonds (BAM State Aid Withholding), 4.00%, 2/01/26	350,000	356,465
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)(c)	750,000	685,756
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	1,500,000	1,543,340
Pennsylvania State Economic Development Financing Authority Tax-Exempt Private Activity Revenue Bonds (AMT), The Penndot Major Bridges, 5.75%, 6/30/48	575,000	638,870
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1,
5.00%, 4/15/25	200,000	204,363
4.00%, 4/15/45	500,000	486,537

Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-2, 4.00%, 5/15/48	250,000	240,146
	Par	Value
Pennsylvania (Continued)
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Thomas Jefferson University,
5.00%, 9/01/39	$500,000	$504,399
5.00%, 9/01/45	250,000	251,376

Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.38%, 10/01/25	485,000	478,280
Pennsylvania State Turnpike Commission Registration Fee Variable Revenue Refunding Bonds, (SIFMA Municipal Swap Index Yield + 0.85%), 3.74%, 7/15/26(a)(c)	1,000,000	999,036
Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B, 5.25%, 12/01/52	250,000	276,100
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A (AGM Insured), 4.00%, 12/01/49	350,000	349,046
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	510,000	534,682
5.00%, 7/01/33	400,000	417,618
5.00%, 7/01/35	155,000	161,258

Philadelphia Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 7/01/40	250,000	245,974
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project,
5.00%, 5/01/27	300,000	315,376
5.00%, 5/01/28	215,000	229,733

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Asset Improvement Program, 5.25%, 6/01/47	250,000	277,001

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/25	$115,000	$113,920
4.00%, 11/15/26	125,000	123,053
4.00%, 11/15/27	130,000	127,090
4.00%, 11/15/28	105,000	101,876
		10,883,781
Puerto Rico – 1.1%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(d)	250,000	257,730
Puerto Rico Commonwealth Notes,
3.04%, 11/01/43(b)(c)	21,189	11,733
2.09%, 11/01/51(b)(c)	431,249	243,117
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1,
5.38%, 7/01/25	160,394	162,971
5.63%, 7/01/27	309,847	327,171
5.63%, 7/01/29	1,058,875	1,146,671
5.75%, 7/01/31	57,185	63,704
4.00%, 7/01/33	54,226	52,608
4.00%, 7/01/35	48,742	46,500
4.00%, 7/01/37	106,285	99,646
4.00%, 7/01/41	56,878	51,861

Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A, 0.00%, 7/01/33(e)	69,785	44,378
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1, 4.75%, 7/01/53	527,000	516,338
Puerto Rico Sales Tax Financing Corp., Revenue CABS, Series A-1, Restructured Bonds, 0.00%, 7/01/33(e)	500,000	342,811
	Par	Value
Puerto Rico (Continued)
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1,
0.00%, 7/01/27(e)	$225,000	$197,784
0.00%, 7/01/46(e)	875,000	271,855
		3,836,878
Rhode Island – 0.2%
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	539,918
South Carolina – 0.8%
Connector 2000 Association, Inc., Toll Road Revenue CABS, Senior Series A-1,
0.00%, 1/01/32(e)	409,302	242,406
0.00%, 1/01/42(e)	228,148	66,748
0.00%, 7/22/51(e)	265,293	35,218

South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	415,802
South Carolina State Jobs EDA Hospital Variable Revenue Bonds, Bon Secours Mercy Health, 5.00%, 10/01/25(a)(b)(c)	850,000	871,221
South Carolina State Public Service Authority Revenue Bonds, Series E, Santee Cooper, 5.75%, 12/01/47	250,000	279,161
South Carolina State Public Service Authority Revenue Obligation Bonds, Series A, Unrefunded Balance , 5.50%, 12/01/54	275,000	275,572
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A, 4.00%, 12/01/36	350,000	355,194
		2,541,322

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
South Dakota – 0.1%
South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds, 4.00%, 4/01/26	$375,000	$382,427
Tennessee – 1.5%
Knox County Health Educational & Housing Facility Board Student Housing Revenue Bonds, University of Tennessee Project, Series A-1 (BAM Insured), 5.50%, 7/01/54	250,000	274,916
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Vanderbilt University Medical Center, 5.00%, 7/01/40	400,000	406,447
Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT), 5.00%, 7/01/26	600,000	623,042
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/01/39	1,000,000	1,067,784
Tennergy Corp., Gas Revenue Bonds, Series A, 4.00%, 9/01/28(a)(b)(c)	1,500,000	1,502,750
Tennergy Corp., Gas Supply Revenue Bonds, Series A, 5.50%, 12/01/30(a)(b)(c)	1,000,000	1,066,973
		4,941,912
Texas – 6.3%
Arlington Higher Education Finance Corp., Revenue Bonds, Riverwalk Education Foundation (PSF, Gtd), 5.00%, 8/15/47	500,000	543,527
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	625,000	641,028
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	192,800
	Par	Value
Texas (Continued)
Central Texas Regional Mobility Authority Revenue Bonds, Series C, 5.00%, 1/01/27	$275,000	$283,296
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	500,000	525,144
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds, Series B, 4.00%, 12/01/51	500,000	488,342
Dallas Senior Lien Special Tax Variable Revenue Bonds, Fair Park Venue Project, 6.25%, 8/15/28(a)(b)(c)(d)	250,000	253,445
Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B, 5.00%, 11/01/25	400,000	414,157
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	395,188
Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 0.72%, 8/01/26(a)(b)(c)	840,000	786,004
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, Grand Parkway System - First, 4.00%, 10/01/45	265,000	264,885
Greater Texoma Utility Authority Contract Revenue Bonds, Series A, City of Sherman Project (BAM Insured),
5.00%, 10/01/29	350,000	390,498
4.00%, 10/01/43	250,000	249,714

Harris County Cultural Education Facilities Finance Corp., Variable Revenue Refunding Bonds, Memorial Hermann Health, 5.00%, 12/01/28(a)(b)(c)	570,000	613,500
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Children's Hospital, 4.00%, 10/01/38	350,000	351,378

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Harris County Flood Control District GO Limited Bonds, Sustainability Bond, Series A, 4.00%, 9/15/43	$250,000	$252,061
Houston Airport System Revenue Bonds, Subseries A (AMT), 5.00%, 7/01/25	500,000	509,301
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	175,000	176,942
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	126,360
Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.25%, 7/01/43	400,000	439,759
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	510,000	548,951
Kermit Independent School District GO Unlimited Bonds (PSF, Gtd), 5.00%, 2/15/26	325,000	338,178
Kilgore Independent School District GO Unlimited Bonds (PSF, Gtd), 3.00%, 2/15/41	730,000	632,321
Lower Colorado River Authority Transmission Contract Revenue Refunding Bonds, LCRA Transmission Services Corp., Project, 5.00%, 5/15/35	250,000	275,844
Matagorda County Navigation District No. 1 Revenue Refunding Bonds (AMBAC Insured), 4.40%, 5/01/30	1,500,000	1,529,337
Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	506,400
	Par	Value
Texas (Continued)

New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	$100,000	$80,780
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Westminster Manor Project, 5.00%, 11/01/31	250,000	254,862
Odessa Junior College District Consolidated Revenue Bonds (AGM Insured), 4.00%, 7/01/27	435,000	451,160
Pasadena Independent School District GO Unlimited Bonds, Series A (PSF, Gtd), 4.00%, 2/15/32	700,000	700,294
Port Arthur Certificates GO Limited Bonds (BAM Insured), 5.00%, 2/15/27	345,000	366,390
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(d)	375,000	274,645
San Antonio Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/30	250,000	269,965
San Antonio Water Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 5/15/43	500,000	526,414
Tarrant County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Health Resources System Obligation, 5.00%, 2/15/34	400,000	418,620
Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.13%, 12/01/45	545,000	506,465
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	256,536

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Texas State Private Activity Bond Surface Transportation Corp., Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	$1,100,000	$1,112,407
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Bonds (AMT), Blueridge Transportation,
5.00%, 12/31/45	500,000	501,666
5.00%, 12/31/55	200,000	198,841

Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	750,000	753,045
Texas State Private Activity Surface Transportation Corp., Senior Lien Revenue Refunding Bonds (AMT), 5.50%, 6/30/42	1,000,000	1,071,317
Texas State Transportation Commission First Tier Toll Revenue Bonds, State Highway, 5.00%, 8/01/57	100,000	101,650
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(e)	480,000	388,250
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	524,962
University of Houston Revenue Refunding Bonds, Series A, 5.00%, 2/15/47	250,000	272,249
Waller Independent School District GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/44	235,000	257,950
		21,016,828
Utah – 0.7%
Cache County School District Building GO Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 6/15/30	925,000	945,224
	Par	Value
Utah (Continued)
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/51	$1,000,000	$1,038,517
Utah State Charter School Finance Authority Revenue Refunding Bonds, Series A ut Csce, 5.00%, 4/15/28	280,000	299,086
		2,282,827
Virginia – 2.9%
Arlington County IDA Hospital Facilities Revenue Refunding Bonds, Virginia Hospital Center, 3.75%, 7/01/50	500,000	462,606
Chesapeake Bay Bridge & Tunnel District Revenue Bonds, First Tier General Resolution (AGM Insured), 5.00%, 7/01/41	1,000,000	1,031,749
Chesapeake Bay Bridge & Tunnel District Revenue First Tier General Resolution Revenue Bonds, 5.00%, 7/01/51	750,000	751,737
Chesapeake Hospital Authority Hospital Facilities Revenue Refunding Bonds, Chesapeake Regional Medical Center, 5.00%, 7/01/31	500,000	545,571
Chesapeake Transportation System Senior Toll Road Revenue Bonds, Series A, 5.00%, 7/15/47	500,000	500,229
Fairfax County GO Unlimited Bonds, Series A (State Aid Withholding), 2.00%, 10/01/41	1,000,000	713,721
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System Project, 3.50%, 5/15/39	525,000	500,962
Newport News EDA Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	560,000	564,148
Virginia State Commonwealth Transportation Board Capital Projects Revenue Bonds, 3.00%, 5/15/37	1,000,000	920,805

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Virginia (Continued)
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project,
4.00%, 7/01/32	$275,000	$277,066
4.00%, 1/01/37	660,000	651,530
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express Lanes,
5.00%, 7/01/38	910,000	976,300
4.00%, 7/01/39	240,000	235,692
4.00%, 1/01/40	280,000	273,353
4.00%, 1/01/48	225,000	212,009

Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), I-495 Hot Lanes, 5.00%, 12/31/57	1,000,000	1,017,490
		9,634,968
Washington – 2.7%
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station , 4.00%, 7/01/42	1,515,000	1,523,627
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	580,077
King County Sewer Revenue Refunding Bonds, 5.00%, 7/01/42	250,000	261,643
Port of Seattle Airport Intermediate Lien Revenue Bonds (AMT), 5.00%, 4/01/44	500,000	519,230
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 8/01/47	250,000	263,898
Seattle Housing Authority Revenue Refunding Bonds, Northgate Plaza Project, 1.00%, 6/01/26	500,000	467,546
Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	501,152
	Par	Value
Washington (Continued)
Seattle Municipal Light & Power Variable Revenue Refunding Bonds, Series B, (SIFMA Municipal Swap Index Yield + 0.25%), 3.99%, 11/01/26(a)(c)	$750,000	$730,111
Skagit County Public Hospital District No. 1 Revenue Improvement & Refunding Bonds, Skagit Regional Health,
5.00%, 12/01/27	500,000	506,103
5.00%, 12/01/28	440,000	446,068

Washington State GO Unlimited Bonds, Series C, 5.00%, 2/01/40	2,000,000	2,202,361
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	489,720
Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	250,000	229,409
Washington State Housing Finance Commission Nonprofit Revenue Refunding Bonds, Emerald Heights Project, Series A, 5.00%, 7/01/26	285,000	292,742
		9,013,687
Wisconsin – 2.7%
Clayton Town NANS, Series B, 2.00%, 6/01/25	225,000	218,181
Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	1,000,000	1,001,473
Milwaukee GO Unlimited Bonds, Promissory Notes, Series N3 (AGM Insured), 5.00%, 4/01/31	500,000	563,325
Milwaukee Metropolitan Sewerage District GO Unlimited Bonds, Green Bonds, Climate Bond Certified, 4.00%, 10/01/43	500,000	506,969
Monroe School District GO Unlimited Refunding Bonds (AGM Insured), 5.00%, 3/01/25	300,000	306,046
Park Falls NANS, Series B, 3.00%, 3/01/25	975,000	965,665

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin (Continued)
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(d)	$100,000	$90,046
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	491,832
5.00%, 6/15/49	150,000	143,450

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	329,864
PFA Pollution Control Variable Revenue Refunding Bonds, Duke Energy Progress Project, 3.30%, 10/01/26(a)(b)(c)	500,000	498,169
PFA Project Revenue Bonds, CFP3 - Eastern Michigan University Housing Project (BAM Insured), 5.50%, 7/01/52	250,000	275,715
PFA Revenue Bonds, Roseman University, Unrefunded Balance, 5.00%, 4/01/50(d)	250,000	227,914
PFA Variable Revenue Refunding Bonds, Providence St. Joseph, 4.00%, 10/01/30(a)(b)(c)	370,000	373,100
Public Financial Authority Solid Waste Disposal Revenue Refunding Bonds (AMT), Waste Management, Inc., Project, 2.88%, 5/01/27	495,000	471,649
Wisconsin Center District Appropriation Revenue Bonds, Milwaukee Arena Project, 5.00%, 12/15/27	200,000	209,412
Wisconsin Center District TRB, CABS, Junior Dedicated, Series D (AGM Moral Obligation Insured), 0.00%, 12/15/45(e)	250,000	93,995
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, Unitypoint Health, 5.00%, 12/01/28	590,000	594,531
	Par	Value
Wisconsin (Continued)

Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities, 4.00%, 8/15/31	$375,000	$355,300
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group, 4.00%, 11/15/39	290,000	290,729
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	225,263
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Fort Healthcare, Inc., 5.00%, 5/01/25	350,000	351,546
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Rogers Memorial Hospital, Inc., 5.00%, 7/01/25	385,000	387,498
		8,971,672
Wyoming – 0.1%
Sublette County Hospital District Revenue Bonds, Series A, Hospital Construction Project, 5.00%, 6/15/26	500,000	501,309
Total Municipal Bonds (Cost $297,182,932)		286,443,234

Par/Number of Shares
Short-Term Investments – 13.3%
Money Market Fund – 4.3%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.17%(h)	14,263,159	14,263,159

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal – 9.0%
Bay Area Toll Bridge Authority Variable Revenue Refunding Bonds, San Francisco Bay, (SIFMA Municipal Swap Index Yield + 0.28%), 4.02%, 4/01/24(a)(c)	250,000	$249,717

Capital Trust Agency Sustainability Revenue Bonds, The Marie, 4.00%, 6/15/24(d)	105,000	104,586

Cass County Joint Water Resource District GO Unlimited Bonds, Series A, 0.48%, 5/01/24	600,000	594,400

Clayton Town NANS, Series B, 2.00%, 6/01/24	100,000	99,116

Colorado State Bridge Enterprise Revenue Bonds (AMT), Central 70 Project, 4.00%, 12/31/24	630,000	631,519

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B-1, 5.00%, 1/01/25(a)(b)(c)	500,000	505,565

Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford, 5.00%, 7/01/24	240,000	239,745

Connecticut State HFA Mortgage Finance Program Variable Revenue Bonds, Series A-4, Social Bonds, (SIFMA Municipal Swap Index Yield + 0.30%), 4.04%, 11/15/24(a)(c)	1,000,000	997,175

County Square Redevelopment Corp., Installment Purchase Revenue BANS, Greenville County South Carolina Project, 5.00%, 2/09/24	2,000,000	2,000,702

Denver City & County Airport Revenue Refunding Bonds, Series D (AMT), 5.00%, 11/15/24	500,000	505,510
	Par/Number of Shares	Value
Municipal (Continued)

Fairfax County EDA Residential Care Facilities Revenue Refunding Bonds, Series A, Goodwin House, Inc., Prerefunded, 5.00%, 10/01/24(g)	150,000	$154,600

Farmington PCR Refunding Bonds, Public Service Company of New Mexico San Juan Project, 1.15%, 6/01/24(a)(b)(c)	250,000	247,066

Fort Bend Independent School District Variable GO Unlimited Bonds, Series B (PSF, Gtd), 3.65%, 8/01/24(a)(b)(c)	500,000	500,221

Glendale IDA Revenue Refunding Bonds, Midwestern University, 5.00%, 5/15/24	250,000	251,249

Hamden GO Unlimited Refunding Bonds, Series A (BAM Insured), 5.00%, 8/01/24	500,000	503,838

Harris County Cultural Education Facilities Finance Corp., Variable Revenue Refunding Bonds, Methodist Hospital, 2.65%, 2/01/24(a)(c)(i)	300,000	300,000

Houston Housing Finance Corp., MFH Variable Revenue Bonds, Temenos Place Apartments, 4.08%, 2/01/24(a)(b)(c)	450,000	450,000

Idaho State Health Facilities Authority Hospital Variable Revenue Bonds, Che Trinity Health Credit Group, 3.70%, 5/01/24(a)(b)(c)	500,000	500,122

Illinois State GO Unlimited Bonds, Series B, 5.00%, 3/01/24	250,000	250,284

Kentucky State Economic Development Finance Authority Health System Revenue Bonds, Norton Healthcare, Inc., Series B (NATL Insured), 0.00%, 10/01/24(e)	280,000	272,486

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A, 4.00%, 4/01/24(a)(b)(c)	475,000	$475,628

Kentucky State Public Energy Authority Revenue Bonds, Series B, Gas Supply, 4.00%, 1/01/25(a)(b)(c)	650,000	650,705

Kentucky State University COPS, Kentucky State University Project (BAM Insured), 5.00%, 11/01/24	230,000	232,890

Kingfisher Special Projects Authority Educational Facilities Lease Revenue Bonds, Kingfisher Public Schools Project, 4.00%, 3/01/24	600,000	600,291

Lehigh County General Purpose Authority Revenue Refunding Bonds, Muhlenberg College Project, (SIFMA Municipal Swap Index Yield + 0.58%), 4.32%, 11/01/24(a)(c)	395,000	394,902

Long Island Power Authority Electric System Variable Revenue Bonds, Series B, 1.65%, 9/01/24(a)(b)(c)	1,650,000	1,627,437

Lowville GO Limited BANS, Series A, 4.63%, 8/22/24	500,000	500,169

Main Street Natural Gas, Inc., Gas Supply Variable Revenue Bonds, Series B, 4.00%, 12/02/24(a)(b)(c)	100,000	100,162

Maine State Finance Authority Student Loan Revenue Refunding Bonds (AMT) (AGM Insured), 5.00%, 12/01/24	500,000	505,855

Maryland State Community Development Administration Housing Revenue Bonds, Series I, Rosemont L.P., 4.38%, 1/01/25(d)	1,000,000	1,002,088
	Par/Number of Shares	Value
Municipal (Continued)

Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Peninsula Regional Health System, 5.00%, 7/01/24	350,000	$351,972

Metropolitan Government Nashville & Davidson County Health & Educational Facility Board Revenue Refunding Bonds, Trevecca Nazarene University, 3.00%, 10/01/24	110,000	108,809

Miami-Dade County COPS, Series A, Prerefunded, 5.00%, 5/01/24(b)(c)(g)	515,000	517,082

Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 1.80%, 10/01/24(a)(b)(c)	500,000	492,566

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc., 4.00%, 8/01/24	320,000	318,462

MTA Variable Revenue Bonds, Subseries D-1, (SOFR + 0.33%), 3.89%, 4/01/24(a)(c)	845,000	844,531

Neshannock Township School District GO Limited Refunding Bonds, Series B (State Aid Withholding), 2.00%, 9/01/24	190,000	187,768

New Jersey State EDA Revenue Refunding Bonds, Series A, United Methodist Homes, Prerefunded, 5.00%, 7/01/24(g)	100,000	100,551

New Jersey State Higher Education Assistance Authority Student Loan Revenue Bonds, Series B (AMT), 5.00%, 12/01/24	570,000	577,517

New Jersey Transportation Trust Fund Authority Revenue Refunding Bonds, Series AA, 5.00%, 6/15/24	600,000	603,899

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)

New Orleans Sewarage Service Revenue Refunding Bonds, 5.00%, 6/01/24	500,000	$502,491

New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Northwell Health Obligated Group, 5.00%, 5/01/24(a)(b)(c)	250,000	250,303

North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 4.00%, 5/01/24	240,000	240,238

North Carolina State Housing Fiance Agency MFH Variable Revenue Bonds, Wind Creek Senior Living, 4.50%, 6/01/24(j)	481,000	481,228

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, 4.00%, 1/01/25	250,000	247,653

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, First Mortgage, United Church Services, Prerefunded, 5.00%, 9/01/24(g)	155,000	156,628

North Carolina State Turnpike Authority Triangle Expressway System Revenue BANS, Escrowed to Maturity, 5.00%, 2/01/24	200,000	200,000

Northside Texas Independent School District GO Unlimited Refunding Bonds (PSF, Gtd), 1.60%, 8/01/24(a)(b)(c)	335,000	332,036

Ohio State Air Quality Development Authority Revenue Refunding Bonds (AMT), American Electric Power Company Project, 2.10%, 10/01/24(a)(b)(c)	500,000	488,860
	Par/Number of Shares	Value
Municipal (Continued)

Oil City GO Unlimited Bonds, Series A (AGM Insured), 4.00%, 12/01/24	150,000	$150,982

Oklahoma State Development Finance Authority Revenue Refunding Bonds, Oklahoma City University Project, 5.00%, 8/01/24	590,000	590,918

Pima County IDA Education Revenue Refunding Bonds, Series A, 4.00%, 12/15/24(d)	140,000	139,251

PMA Levy & Aid Anticipation Notes Program Revenue Notes, Series A, 5.00%, 9/25/24	1,000,000	1,009,893

PMA Levy & Aid Anticipation Program Note Participations Revenue Bonds, Series B, 5.00%, 4/03/24	400,000	400,983

Providence GO Unlimited Refunding Bonds, Series A, 5.00%, 1/15/25	400,000	406,210

Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A, 0.00%, 7/01/24(e)	8,821	8,669

Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project, 5.00%, 5/15/24	110,000	109,996

San Antonio Water Junior Lien Variable Revenue Bonds, Series A, 2.63%, 5/01/24(a)(b)(c)	1,125,000	1,121,306

Southeast Alabama State Gas Supply District Revenue Bonds, Series A, Project No. 2, 4.00%, 6/01/24(a)(b)(c)	600,000	600,193

Tennergy Corp., Gas Revenue Bonds, Series A, 5.00%, 10/01/24(a)(b)(c)	500,000	503,796

Texas State Municipal Gas Acquisition & Supply Corp., III Gas Supply Revenue Refunding Bonds, 5.00%, 12/15/24	1,000,000	1,007,701

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)

Village Community Development District No. 13 Special Assessment Bonds, Limited Offering, 2.63%, 5/01/24	125,000	$124,576

West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project, 4.00%, 11/15/24	115,000	114,554

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Series B5, 5.00%, 12/03/24(a)(b)(c)	855,000	865,301

Wisconsin State Health & Educational Facilities Authority Variable Revenue Refunding Bonds, Advocate Aurora Health Credit Group, 5.00%, 1/29/25(a)(b)(c)	500,000	507,232
		30,112,183
Total Short-Term Investments (Cost $44,568,266)		44,375,342
Total Investments – 99.3% (Cost $341,751,198)		330,818,576
Other Assets less Liabilities – 0.7%		2,339,040
NET ASSETS – 100.0%		$333,157,616
Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable or floating rate security. Rate as of January 31, 2024 is disclosed.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Zero coupon bond.
(f)	Amount rounds to less than 0.05%.
(g)	Maturity date represents the prerefunded date.
(h)	7-day current yield as of January 31, 2024 is disclosed.
(i)	Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(j)	Security has converted to a fixed rate as of June 1, 2023, and will continue at a fixed rate going forward.

Abbreviations:

AGM	Assured Guarantee Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
EDA	Economic Development Administration
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	Government Obligation
Gtd	Guaranteed
HFA	Housing Finance Authority
IBC	Insured Bond Certificates
IDA	Industrial Development Association
L.P.	Limited Partnership
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
MTA	Metropolitan Transportation Authority
NATL	National Interstate Insurance
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SOFR	United States Secured Overnight Financing Rate
SonyMA	State of New York Mortgage Agency
TCRS	Transferable Custodial Receipts
TRB	Tax Revenue Bonds
Municipal Issue Type (%)(a),(b)
Revenue Bonds	80.0
General Obligation Unlimited Bonds	9.0
Certificates of Participation	2.1
General Obligation Limited Bonds	1.8
Revenue Notes	1.0
Special Tax Bonds	0.4
Tax Allocation Bonds	0.3
Special Assessment Bonds	0.3
General Obligation Limited Notes	0.1
Total	95.0

(a)Percentages shown are based on Net Assets.
(b)Excludes Short-Term Money Market Fund Investments and Other.
Sector Diversification (%)(a)
General	17.7
Medical	14.3
Transportation	10.1
Airport	8.2
General Obligation	7.2
Development	5.5
Higher Education	5.2
All other sectors less than 5%(b)	31.8
Total	100.0

(a)Percentages shown are based on Net Assets.
(b)Includes Other.

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$—	$286,443,234	$—	$286,443,234
Short-Term Investments	14,263,159	30,112,183	—	44,375,342
Total Investments	$14,263,159	$316,555,417	$—	$330,818,576

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund
	Par	Value
Asset-Backed Securities – 24.2%
Banking – 0.3%
Chase Issuance Trust, Series 2023-A2, Class A, 5.08%, 9/15/30	$409,000	$420,327
Consumer Services – 0.9%
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-1A, Class A, 5.25%, 4/20/29(a)	101,000	101,441
Series 2023-4A, Class A, 5.49%, 6/20/29(a)	300,000	303,748
Series 2023-6A, Class A, 5.81%, 12/20/29(a)	423,000	435,927
Series 2023-8A, Class A, 6.02%, 2/20/30(a)	306,000	318,180
Series 2024-1A, Class A, 5.36%, 6/20/30(a)	125,000	126,560
		1,285,856
Other – 22.0%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.94%, 12/20/30(a)(b)	775,372	727,639
ABPCI Direct Lending Fund ABS II LLC,
Series 2022-2A, Class A1, (3M CME Term SOFR + 2.10%, 2.10% Floor), 7.42%, 3/01/32(a)(b)(c)	224,000	223,998
Series 2022-2A, Class C, 8.24%, 3/01/32(a)	935,000	864,774

ABPCI Direct Lending Fund CLO II LLC, Series 2017-1A, Class ER, (3M CME Term SOFR + 7.86%, 7.60% Floor), 13.18%, 4/20/32(a)(c)	746,000	718,799
ABPCI Direct Lending Fund CLO X L.P., Series 2020-10A, Class A1A, (3M CME Term SOFR + 2.21%, 1.95% Floor), 7.53%, 1/20/32(a)(c)	250,000	250,227
American Express Credit Account Master Trust,
Series 2023-2, Class A, 4.80%, 5/15/30	590,000	599,471
Series 2023-4, Class A, 5.15%, 9/15/30	667,000	686,446

BMW Vehicle Owner Trust, Series 2023-A, Class A4, 5.25%, 11/26/29	100,000	101,426
	Par	Value
Other (Continued)

CARS-DB4 L.P., Series 2020-1A, Class A1, 2.69%, 2/15/50(a)	$143,857	$138,923
Cascade Funding Mortgage Trust, Series 2021-HB6, Class A, 0.90%, 6/25/36(a)	75,844	72,431
Cerberus Loan Funding XL LLC, Series 2023-1A, Class A, (3M CME Term SOFR + 2.40%, 2.40% Floor), 7.71%, 3/22/35(a)(c)	250,000	250,235
Cerberus Loan Funding XLI LLC, Series 2023-2A, Class A1, (3M CME Term SOFR + 2.55%, 2.55% Floor), 7.86%, 7/15/35(a)(c)	419,000	405,276
Cerberus Loan Funding XLIII LLC, Series 2023-4A, Class A, (3M CME Term SOFR + 2.43%, 2.43% Floor), 7.82%, 10/15/35(a)(c)	451,000	451,361
Cerberus Loan Funding XXVIII L.P., Series 2020-1A, Class D, (3M CME Term SOFR + 5.56%, 5.30% Floor), 10.88%, 10/15/31(a)(c)	764,000	762,744
CFMT LLC,
Series 2021-HB7, Class A, 1.15%, 10/27/31(a)	99,519	96,256
Series 2021-HB7, Class M1, 2.12%, 10/27/31(a)	192,000	181,416

Chase Issuance Trust, Series 2024-A2, Class A, 4.63%, 1/15/31	198,000	199,689
CNH Equipment Trust, Series 2023-B, Class A4, 5.46%, 3/17/31	154,000	156,879
Coinstar Funding LLC, Series 2017-1A, Class A2, 5.22%, 4/25/47(a)	865,360	766,593
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(a)	412,000	374,754
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49(a)	104,000	90,270
Diamond Issuer, Series 2021-1A, Class C, 3.79%, 11/20/51(a)	282,000	236,357

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
Elm Trust,
Series 2020-3A, Class A2, 2.95%, 8/20/29(a)	$70,149	$67,040
Series 2020-3A, Class B, 4.48%, 8/20/29(a)	187,871	174,995
Series 2020-4A, Class A2, 2.29%, 10/20/29(a)	67,074	63,678
Series 2020-4A, Class B, 3.87%, 10/20/29(a)	238,879	220,918

Enterprise Fleet Financing LLC, Series 2023-3, Class A3, 6.41%, 6/20/30(a)	305,000	318,245
FCI Funding LLC, Series 2021-1A, Class A, 1.13%, 4/15/33(a)	15,479	15,264
Flagship Credit Auto Trust, Series 2021-4, Class B, 1.49%, 2/15/27(a)	73,000	70,463
Ford Credit Auto Owner Trust, Series 2023-B, Class A4, 5.06%, 2/15/29	100,000	100,980
Ford Credit Floorplan Master Owner Trust, Series 2018-4, Class A, 4.06%, 11/15/30	696,000	679,870
Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class A1TR, (3M CME Term SOFR + 1.81%, 1.55% Floor), 7.13%, 10/15/33(a)(c)	954,000	947,222
GM Financial Revolving Receivables Trust,
Series 2021-1, Class A, 1.17%, 6/12/34(a)	302,000	275,920
Series 2023-1, Class A, 5.12%, 4/11/35(a)	437,000	443,995
Series 2023-2, Class A, 5.77%, 8/11/36(a)	109,000	114,070

GMF Floorplan Owner Revolving Trust, Series 2023-2, Class A, 5.34%, 6/15/30(a)	165,000	168,734
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	428,336	403,871
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	294,542	272,852
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	139,305	130,886
	Par	Value
Other (Continued)
Golub Capital Partners ABS Funding Ltd.,
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	$370,672	$343,734
Series 2021-2A, Class A, 2.94%, 10/19/29(a)	796,000	732,593
Series 2021-2A, Class B, 3.99%, 10/19/29(a)	926,000	788,073

Golub Capital Partners CLO Ltd., Series 2018-38A, Class C, (3M CME Term SOFR + 3.06%, 2.80% Floor), 8.38%, 7/20/30(a)(c)	507,000	498,857
Great America Leasing Receivables, Series 2023-1, Class A4, 5.06%, 3/15/30(a)	137,000	136,647
Helios Issuer LLC, Series 2023-GRID1, Class 1A, 5.75%, 12/20/50(a)	98,186	100,839
Hertz Vehicle Financing III LLC, Series 2023-4A, Class A, 6.15%, 3/25/30(a)	285,000	297,287
Hertz Vehicle Financing LLC,
Series 2022-2A, Class A, 2.33%, 6/26/28(a)	298,000	273,667
Series 2022-5A, Class A, 3.89%, 9/25/28(a)	614,000	590,146

Hotwire Funding LLC, Series 2023-1A, Class A2, 5.69%, 5/20/53(a)	115,000	113,937
Ivy Hill Middle Market Credit Fund XVIII Ltd., Series 18A, Class E, (3M CME Term SOFR + 8.01%, 7.75% Floor), 13.33%, 4/22/33(a)(c)	970,000	909,390
Kubota Credit Owner Trust, Series 2023-2A, Class A4, 5.23%, 6/15/28(a)	116,000	117,095
Lake Shore MM CLO III LLC, Series 2019-2A, Class A2R, 2.52%, 10/17/31(a)	91,171	88,072
M&T Equipment, Series 2023-1A, Class A4, 5.75%, 7/15/30(a)	100,000	101,000
MMAF Equipment Finance LLC,
Series 2020-A, Class A5, 1.56%, 10/09/42(a)	100,000	88,809
Series 2023-A, Class A4, 5.50%, 12/13/38(a)	217,000	220,716

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
MMAF Equipment Finance LLC,
Series 2024-A, Class A4, 5.10%, 7/13/49(a)	$132,000	$133,601
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.82%, 4/22/31(a)(b)	357,170	345,531
Series 2021-1A, Class B, 3.91%, 4/22/31(a)(b)	215,849	209,848

Nissan Auto Receivables Owner Trust, Series 2023-A, Class A4, 4.85%, 6/17/30	126,000	126,247
Oportun Funding XIV LLC, Series 2021-A, Class A, 1.21%, 3/08/28(a)	66,359	63,718
Oportun Issuance Trust,
Series 2021-B, Class A, 1.47%, 5/08/31(a)	230,000	217,491
Series 2021-C, Class A, 2.18%, 10/08/31(a)	803,000	745,730

Owl Rock CLO III Ltd., Series 2020-3A, Class A1L, (3M CME Term SOFR + 2.06%), 7.38%, 4/20/32(a)(c)	400,000	397,960
Owl Rock CLO VI Ltd., Series 2021-6A, Class A, (3M CME Term SOFR + 1.71%, 1.45% Floor), 7.08%, 6/21/32(a)(c)	915,000	915,688
PRET LLC,
Series 2021-NPL5, Class A1, (Step to 5.49% on 11/25/24), 2.49%, 10/25/51(a)(d)	676,523	663,535
Series 2021-NPL6, Class A1, (Step to 5.49% on 12/25/24), 2.49%, 7/25/51(a)(d)	134,505	133,356
Pretium Mortgage Credit Partners I LLC,
Series 2021-NPL2, Class A1, (Step to 3.49% on 7/27/24), 1.99%, 6/27/60(a)(d)	283,761	275,570
Series 2021-NPL4, Class A1, (Step to 3.31% on 11/27/24), 2.36%, 10/27/60(a)(d)	527,336	515,811
Progress Residential Trust,
Series 2021-SFR11, Class A, 2.28%, 1/17/39(a)	121,730	107,250
	Par	Value
Other (Continued)
Progress Residential Trust,
Series 2021-SFR7, Class A, 1.69%, 8/17/40(a)	$112,794	$98,114
Series 2023-SFR2, Class A, 4.50%, 10/17/28(a)	246,000	240,019
PRPM LLC,
Series 2021-10, Class A1, (Step to 5.49% on 11/25/24), 2.49%, 10/25/26(a)(d)	302,079	291,778
Series 2021-11, Class A1, (Step to 5.49% on 12/25/24), 2.49%, 11/25/26(a)(d)	342,385	337,568
Series 2021-2, Class A1, 2.12%, 3/25/26(a)(e)	178,902	177,561
Series 2021-9, Class A1, (Step to 5.36% on 11/25/24), 2.36%, 10/25/26(a)(d)	295,852	287,703

Santander Retail Auto Lease Trust, Series 2022-A, Class B, 1.61%, 1/20/26(a)	86,000	83,599
SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	228,345	211,693
Toyota Auto Loan Extended Note Trust, Series 2022-1A, Class A, 3.82%, 4/25/35(a)	429,000	419,562
TVEST LLC, Series 2020-A, Class A, 4.50%, 7/15/32(a)	20,055	19,955
Vantage Data Centers Issuer LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45(a)	140,000	130,211
VCAT LLC,
Series 2021-NPL1, Class A1, (Step to 5.29% on 2/25/24), 2.29%, 12/26/50(a)(d)	27,889	27,787
Series 2021-NPL2, Class A1, (Step to 5.12% on 4/25/24), 2.12%, 3/27/51(a)(d)	163,740	162,746

VCP CLO II Ltd., Series 2021-2A, Class E, (3M CME Term SOFR + 8.67%), 13.99%, 4/15/31(a)(b)(c)	1,119,000	1,122,508
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 2.15%, 10/20/31(a)	272,741	246,338

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)
VCP RRL ABS I Ltd.,
Series 2021-1A, Class B, 2.85%, 10/20/31(a)(b)	$243,833	$223,243
Verizon Master Trust,
Series 2023-3, Class A, 4.73%, 4/21/31(a)	526,000	529,026
Series 2023-6, Class A, 5.35%, 9/22/31(a)	689,000	710,225
Series 2024-2, Class A, 4.83%, 12/22/31(a)	338,000	341,842

VOLT C LLC, Series 2021-NPL9, Class A1, (Step to 4.99% on 5/25/24), 1.99%, 5/25/51(a)(d)	172,123	165,337
VOLT XCIV LLC, Series 2021-NPL3, Class A1, (Step to 5.24% on 2/25/24), 2.24%, 2/27/51(a)(d)	217,326	212,468
VOLT XCV LLC, Series 2021-NPL4, Class A1, (Step to 5.24% on 3/25/24), 2.24%, 3/27/51(a)(d)	207,742	203,064
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	81,676	70,227
World Omni Auto Receivables Trust,
Series 2020-C, Class C, 1.39%, 5/17/27	50,000	48,348
Series 2023-C, Class A4, 5.03%, 11/15/29	100,000	100,823
		29,538,910
Specialty Finance – 1.0%
CarMax Auto Owner Trust, Series 2023-3, Class A4, 5.26%, 2/15/29	183,000	185,450
GM Financial Consumer Automobile Receivables Trust, Series 2023-3, Class A4, 5.34%, 12/18/28	121,000	122,992
Hyundai Auto Receivables Trust, Series 2023-B, Class A4, 5.31%, 8/15/29	100,000	101,829
Mercedes-Benz Auto Receivables Trust, Series 2024-1, Class A4, 4.79%, 7/15/31	100,000	100,517
Toyota Auto Loan Extended Note Trust, Series 2023-1A, Class A, 4.93%, 6/25/36(a)	387,000	391,064
	Par	Value
Specialty Finance (Continued)
Toyota Auto Receivables, Series 2023-C, Class A4, 5.01%, 2/15/29	$228,000	$230,257
Toyota Auto Receivables Owner Trust, Series 2023-B, Class A4, 4.66%, 9/15/28	163,000	162,896
		1,295,005
Total Asset-Backed Securities (Cost $33,255,854)		32,540,098

	Number of Shares
Common Stocks – 0.9%
Real Estate Services – 0.2%
Copper Property CTL Pass Through Trust	25,536	258,169
Telecommunications – 0.0%(f)
Windstream Corp.(g)*	3,665	34,817
Transportation & Logistics – 0.7%
PHI Group, Inc.	44,387	976,514
Total Common Stocks (Cost $1,040,620)		1,269,500

	Par
Corporate Bonds – 4.6%
Asset Management – 1.4%
Ares Capital Corp., 2.88%, 6/15/28(h)	$398,000	353,483
Blue Owl Credit Income Corp.,
4.70%, 2/08/27	660,000	631,205
7.95%, 6/13/28(a)	468,000	490,857

HPS Corporate Lending Fund, 6.75%, 1/30/29(a)	102,000	102,402
Oaktree Strategic Credit Fund, 8.40%, 11/14/28(a)	313,000	334,688
		1,912,635
Commercial Support Services – 0.1%
VT Topco, Inc., 8.50%, 8/15/30(a)	100,000	104,507
Electric Utilities – 0.6%
Consumers 2023 Securitization Funding LLC, 5.21%, 9/01/30	197,000	201,848

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Electric Utilities (Continued)
DTE Electric Securitization Funding II LLC, 5.97%, 3/01/32	$261,000	$273,018
PG&E Recovery Funding LLC, 5.05%, 7/15/32	311,232	314,171
		789,037
Gas & Water Utilities – 0.3%
Kansas Gas Service Securitization I LLC, 5.49%, 8/01/32(h)	429,762	440,806
Health Care Facilities & Services – 0.3%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(a)(h)	359,000	374,283
Home & Office Products – 0.2%
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(a)	315,000	308,722
Real Estate Investment Trusts – 0.7%
American Tower Trust #1, 5.49%, 3/15/28(a)	685,000	694,261
SBA Tower Trust,
1.63%, 11/15/26(a)	117,000	104,794
2.33%, 1/15/28(a)	151,000	133,950
		933,005
Specialty Finance – 0.5%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	761,000	695,014
Telecommunications – 0.5%
Consolidated Communications, Inc., 6.50%, 10/01/28(a)(h)	381,000	327,660
Frontier Communications Holdings LLC,
5.88%, 10/15/27(a)	137,000	131,771
6.00%, 1/15/30(a)	214,000	181,465
		640,896
Total Corporate Bonds (Cost $6,248,076)		6,198,905

Foreign Issuer Bonds – 0.5%
Canada – 0.4%
Air Canada Pass Through Trust, Series 2020-1, Class C, 10.50%, 7/15/26(a)	470,000	508,916
	Par	Value
Ireland – 0.1%
Cimpress PLC, 7.00%, 6/15/26(h)	$175,000	$172,375
Total Foreign Issuer Bonds (Cost $621,122)		681,291

Mortgage-Backed Securities – 14.8%
Commercial Mortgage-Backed Securities – 2.2%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.76%, 5/15/53(a)	540,000	483,815
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class E, (1M CME Term SOFR + 2.11%, 2.00% Floor), 7.45%, 9/15/36(a)(c)	242,000	237,404
Series 2021-VOLT, Class F, (1M CME Term SOFR + 2.51%, 2.40% Floor), 7.85%, 9/15/36(a)(c)	370,000	362,657

BX Trust, Series 2019-OC11, Class A, 3.20%, 12/09/41(a)	418,000	376,528
Hawaii Hotel Trust, Series 2019-MAUI, Class C, (1M CME Term SOFR + 1.70%, 1.65% Floor), 7.03%, 5/15/38(a)(c)	616,000	609,840
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a)	407,000	364,985
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a)	455,000	382,000
VMC Finance LLC, Series 2021-HT1, Class A, (1M CME Term SOFR + 1.76%, 1.65% Floor), 7.10%, 1/18/37(a)(c)	172,297	169,933
		2,987,162
Federal Home Loan Mortgage Corporation – 7.4%
Multifamily Structured Pass Through Certificates,
Series K068, Class A2, 3.24%, 8/25/27	100,000	96,245
Series K072, Class A2, 3.44%, 12/25/27	100,000	96,641
Series K073, Class A2, 3.35%, 1/25/28	261,000	251,651

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Multifamily Structured Pass Through Certificates,
Series K076, Class A2, 3.90%, 4/25/28	$144,000	$141,331
Series K077, Class A2, 3.85%, 5/25/28	100,000	97,912
Series K079, Class A2, 3.93%, 6/25/28	273,000	267,958
Series K080, Class A2, 3.93%, 7/25/28	219,000	215,119
Series K081, Class A2, 3.90%, 8/25/28	556,000	545,555
Series K082, Class A2, 3.92%, 9/25/28	413,000	404,905
Series K083, Class A2, 4.05%, 9/25/28	209,000	206,960
Series K084, Class A2, 3.78%, 10/25/28	489,000	477,153
Series K085, Class A2, 4.06%, 10/25/28	244,000	240,328
Series K088, Class A2, 3.69%, 1/25/29	100,000	97,032
Series K089, Class A2, 3.56%, 1/25/29	239,000	230,561
Series K090, Class A2, 3.42%, 2/25/29	365,000	349,756
Series K091, Class A2, 3.51%, 3/25/29	215,000	206,766
Series K092, Class A2, 3.30%, 4/25/29	100,000	95,134
Series K093, Class A2, 2.98%, 5/25/29	100,000	93,680
Series K094, Class A2, 2.90%, 6/25/29	532,000	495,267
Series K095, Class A2, 2.79%, 6/25/29	725,000	671,225
Series K096, Class A2, 2.52%, 7/25/29	774,000	706,858
Series K097, Class A2, 2.51%, 7/25/29	359,000	326,701
Series K103, Class A2, 2.65%, 11/25/29	100,000	91,233
Series K104, Class A2, 2.25%, 1/25/30	100,000	89,067
Series K105, Class A2, 1.87%, 1/25/30	100,000	87,151
Series K109, Class A2, 1.56%, 4/25/30	151,000	128,102
Series K114, Class A2, 1.37%, 6/25/30	100,000	83,171
Pool,
6.00%, 11/01/35 - 10/01/36	1,602,363	1,407,999
1.00%, 7/01/36	76,655	65,677
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
4.00%, 5/01/42 - 8/01/42	$616,950	$525,397
(2.13% - 30D Average SOFR, 2.13% Floor, 6.68% Cap), 1.68%, 9/01/51(c)	89,113	76,166
(30D Average SOFR + 2.13%, 2.13% Floor, 7.57% Cap), 2.57%, 3/01/52(c)	114,340	102,094
(30D Average SOFR + 2.14%, 2.14% Floor, 7.55% Cap), 2.55%, 5/01/52(c)	72,606	64,826
4.32%, 7/01/52 - 5/01/53(c)	824,325	727,986

Real Estate Mortgage Investment Conduits, Series 4162, Class P, 3.00%, 2/15/33	104,470	100,916
		9,864,523
Federal National Mortgage Association – 4.5%
Interest Strip, Series 284, Class 1, 0.00%, 7/25/27(i)	42,261	39,494
Pool,
10.50%, 12/01/35 - 11/01/41	3,562,663	3,045,458
3.00%, 4/01/36 - 3/01/37	2,070,989	1,769,819
6.00%, 11/01/40 - 8/01/42	355,553	302,992
2.50%, 5/01/41	145,483	126,520
3.50%, 4/01/44	301,005	282,914
(2.08% - 30D Average SOFR, 2.08% Floor, 6.97% Cap), 1.97%, 8/01/51(c)	231,545	203,684
(2.33% - 30D Average SOFR, 2.33% Floor, 6.89% Cap), 1.89%, 4/01/52(c)	204,057	178,100

Real Estate Mortgage Investment Conduits, Series 2012-144, Class PD, 3.50%, 4/25/42	84,338	81,342
		6,030,323
Government National Mortgage Association – 0.3%
Series 2012-150, Class IO, 0.44%, 11/16/52(e)	649,198	5,868
Series 2015-108, Class IO, 0.34%, 10/16/56(e)	40,062	635
Series 2015-7, Class IO, 0.45%, 1/16/57(e)	1,478,285	29,917
Series 2020-42, Class IO, 0.94%, 3/16/62(e)	1,402,569	85,445

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Government National Mortgage Association (Continued)
Series 2020-43, Class IO, 1.26%, 11/16/61(e)	$949,903	$67,860
Series 2020-71, Class IO, 1.10%, 1/16/62(e)	1,211,884	82,378
Series 2020-75, Class IO, 0.87%, 2/16/62(e)	2,235,870	131,647
		403,750
Whole Loan – 0.4%
GS Mortgage-Backed Securities Trust, Series 2021-PJ7, Class A8, 2.50%, 1/25/52(a)(e)	156,579	137,349
Towd Point Mortgage Trust,
Series 2018-2, Class A1, 3.25%, 3/25/58(a)	162,827	157,645
Series 2020-4, Class A1, 1.75%, 10/25/60(a)	65,311	57,911
Series 2023-1, Class A1, 3.75%, 1/25/63(a)	178,512	167,012
		519,917
Total Mortgage-Backed Securities (Cost $20,171,352)		19,805,675

Municipal Bonds – 0.1%
Texas – 0.1%
Texas Natural Gas Securitization Finance Corp., Taxable Customer Rate Relief Revenue Bonds, 5.10%, 4/01/35	100,000	102,133
Total Municipal Bonds (Cost $100,000)		102,133

Term Loans – 1.0%(c)
Retail - Discretionary – 0.0%(f)
J.C. Penney Corp., Inc., Term Loan(j)	233,386	23
Software – 0.5%
Azalea TopCo, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 8.95%, 7/24/26	324,557	321,243
Polaris Newco LLC, Dollar Term Loan, (3M USD CME Term SOFR + 4.00%, 0.50% Floor), 9.57%, 6/02/28	322,575	314,107
		635,350
	Par	Value
Telecommunications – 0.5%
Frontier Communications Corp., TLB, (1M USD CME Term SOFR + 3.75%, 0.75% Floor), 9.20%, 10/08/27	$359,825	$354,802
Windstream Services II LLC, Initial Term Loan, (1M USD CME Term SOFR + 6.25%, 1.00% Floor), 11.68%, 9/21/27	304,801	286,404
		641,206
Total Term Loans (Cost $1,299,660)		1,276,579

U.S. Government Obligations – 2.6%
U.S. Treasury Notes – 2.6%
4.38%, 11/30/28	2,458,000	2,511,961
4.63%, 9/30/30	883,000	918,906
Total U.S. Government Obligations (Cost $3,338,470)		3,430,867

	Number of Shares
Investment Companies – 43.0%
Schwab Intermediate-Term U.S. Treasury ETF	108,837	5,424,436
Schwab Short-Term U.S. Treasury ETF	940,430	45,733,111
Vanguard Short-Term Corporate Bond ETF(h)	35,486	2,754,423
Vanguard Short-Term Inflation-Protected Securities ETF	81,711	3,899,249
Total Investment Companies (Cost $59,480,608)		57,811,219

	Par/Number of Shares
Short-Term Investments – 11.1%
Corporate Bonds – 0.4%
Golub Capital BDC, Inc., 3.38%, 4/15/24	513,000	510,213
Money Market Funds – 5.3%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.37%(k)(l)	115,703	115,703

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par/Number of Shares	Value
Money Market Funds (Continued)

Northern Institutional Funds - Treasury Portfolio (Premier), 5.17%(k)	7,000,250	$7,000,250
		7,115,953
U.S. Treasury Bills – 5.4%
U.S. Treasury Bills,
4.55%, 2/01/24(m)	3,714,000	3,714,000
4.51%, 2/08/24(m)	3,615,000	3,611,311
		7,325,311
Total Short-Term Investments (Cost $14,954,327)		14,951,477
Total Investments – 102.8% (Cost $140,510,089)		138,067,744
Liabilities less Other Assets – (2.8)%		(3,759,200)
NET ASSETS – 100.0%		$134,308,544
Percentages shown are based on Net Assets.

(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Restricted security that has been deemed illiquid. At January 31, 2024, the value of these restricted illiquid securities amounted to $2,852,767 or 2.12% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
ABPCI Direct Lending Fund ABS I Ltd., 4.94%, 12/20/30	12/16/20	$775,372
ABPCI Direct Lending Fund ABS II LLC, 7.42%, 3/1/32	2/15/22	224,000
Monroe Capital ABS Funding Ltd., 2.82%, 4/22/31	2/18/21-3/25/21	356,955
Monroe Capital ABS Funding Ltd., 3.91%, 4/22/31	2/18/21	215,849
VCP CLO II Ltd., 13.99%, 4/15/31	2/05/21	1,085,430
VCP RRL ABS I Ltd., 2.85%, 10/20/31	7/28/21	243,833

(c)	Variable or floating rate security. Rate as of January 31, 2024 is disclosed.
(d)	Step coupon bond. Rate as of January 31, 2024 is disclosed.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2024 is disclosed.
(f)	Amount rounds to less than 0.05%.
(g)	Investment is valued using significant unobservable inputs (Level 3).
(h)	Security either partially or fully on loan. As of January 31, 2024, the total value of securities on loan is $3,704,963.
(i)	Zero coupon bond.
(j)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(k)	7-day current yield as of January 31, 2024 is disclosed.
(l)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2024, total cash collateral has a value of $115,703 and total non-cash collateral has a value of $3,701,726.
(m)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
3M	3 Month

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
30D	30 Day
ABS	Asset-Backed Security
BDC	Business Development Company
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
IO	Interest Only
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
SOFR	United States Secured Overnight Financing Rate
Strip	Separate Trading of Registered Interest and Principal
USD	United States Dollar
Country Diversification (%)(a)
United States	87.0
All other countries less than 5%	13.0
Total	100.0

(a) Percentages shown are based on Net Assets.
Sector Diversification (%)(a)
Investment Companies	43.0
Asset-Backed Securities	24.2
Mortgage-Backed Securities	14.8
Short-Term Investments	11.1
All other sectors less than 5%(b)	6.9
Total	100.0
(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$32,540,098	$—	$32,540,098
Common Stocks	976,514	258,169	34,817	1,269,500
Corporate Bonds	—	6,198,905	—	6,198,905
Foreign Issuer Bonds	—	681,291	—	681,291
Mortgage-Backed Securities	—	19,805,675	—	19,805,675
Municipal Bonds	—	102,133	—	102,133
Term Loans	—	1,276,579	—	1,276,579
U.S. Government Obligations	—	3,430,867	—	3,430,867
Investment Companies	57,811,219	—	—	57,811,219
Short-Term Investments	7,115,953	7,835,524	—	14,951,477
Total Investments	$65,903,686	$72,129,241	$34,817	$138,067,744

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund
	Par(a)	Value
Asset-Backed Securities – 0.3%
Other – 0.3%
Clover CLO LLC, Series 2021-2A, Class E, (3M CME Term SOFR + 6.76%, 6.50% Floor), 12.08%, 7/20/34(b)(c)	$250,000	$248,897
Pikes Peak CLO 4, Series 2019-4A, Class ER, (3M CME Term SOFR + 6.87%, 6.61% Floor), 12.19%, 7/15/34(b)(c)	250,000	242,331
PRPM LLC, Series 2022-5, Class A1, (Step to 9.90% on 9/25/25), 6.90%, 9/27/27(b)(d)	112,992	113,385
Total Asset-Backed Securities (Cost $610,765)		604,613

	Number of Shares
Common Stocks – 0.2%
Biotechnology & Pharmaceuticals – 0.1%
AbbVie, Inc.	590	96,996
Cable & Satellite – 0.0%(e)
Altice USA, Inc., Class A*	16,055	39,174
Engineering & Construction – 0.0%(e)
Mcdermott International Ltd.*	1,932	406
Oil & Gas Producers – 0.1%
Battalion Oil Corp.*	363	2,487
Canadian Natural Resources Ltd. (Canada)	1,464	93,681
Diamondback Energy, Inc.	558	85,787
		181,955
Technology Services – 0.0%(e)
Clarivate PLC*	78	697
Total Common Stocks (Cost $594,347)		319,228

	Par(a)
Convertible Bonds – 1.3%
Biotechnology & Pharmaceuticals – 0.2%
BioMarin Pharmaceutical, Inc., 1.25%, 5/15/27	$335,000	333,526
Livongo Health, Inc., 0.88%, 6/01/25	120,000	112,728
		446,254
	Par(a)	Value
Cable & Satellite – 0.5%
DISH Network Corp.,
0.00%, 12/15/25(f)	$240,000	$170,760
3.38%, 8/15/26	1,185,000	687,300
		858,060
Health Care Facilities & Services – 0.2%
Teladoc Health, Inc., 1.25%, 6/01/27	460,000	385,848
Internet Media & Services – 0.0%(e)
Zillow Group, Inc., 1.38%, 9/01/26	30,000	40,810
Leisure Facilities & Services – 0.1%
NCL Corp. Ltd., 1.13%, 2/15/27	150,000	133,035
Penn Entertainment, Inc., 2.75%, 5/15/26	30,000	35,382
		168,417
Medical Equipment & Devices – 0.1%
Envista Holdings Corp., 1.75%, 8/15/28(b)	155,000	140,430
Real Estate Owners & Developers – 0.0%(e)
Sunac China Holdings Ltd., 1.00%, 9/30/32(b)(g)(h)	21,682	1,084
Semiconductors – 0.1%
Wolfspeed, Inc.,
0.25%, 2/15/28	15,000	8,880
1.88%, 12/01/29	175,000	100,625
		109,505
Transportation & Logistics – 0.1%
Southwest Airlines Co., 1.25%, 5/01/25	210,000	215,565
Total Convertible Bonds (Cost $2,910,810)		2,365,973

	Number of Shares
Convertible Preferred Stocks – 0.1%
Technology Services – 0.1%
Clarivate PLC, 5.25%	4,753	175,005
Total Convertible Preferred Stocks (Cost $266,943)		175,005

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Corporate Bonds – 43.3%
Advertising & Marketing – 0.2%
Outfront Media Capital LLC/Outfront Media Capital Corp.,
5.00%, 8/15/27(b)	$75,000	$71,791
7.38%, 2/15/31(b)	55,000	57,616

Stagwell Global LLC, 5.63%, 8/15/29(b)	270,000	247,066
		376,473
Aerospace & Defense – 0.8%
Boeing (The) Co.,
3.25%, 2/01/28	64,000	60,048
5.71%, 5/01/40	108,000	108,792
5.93%, 5/01/60	52,000	51,919
HEICO Corp.,
5.25%, 8/01/28	66,000	67,208
5.35%, 8/01/33	94,000	95,530

L3Harris Technologies, Inc., 5.40%, 7/31/33	49,000	50,472
Lockheed Martin Corp., 5.20%, 2/15/64	63,000	63,872
Northrop Grumman Corp.,
4.90%, 6/01/34	45,000	45,269
5.15%, 5/01/40	52,000	51,967
RTX Corp.,
5.75%, 11/08/26	51,000	52,316
3.50%, 3/15/27	109,000	105,122
4.45%, 11/16/38	65,000	60,130
4.80%, 12/15/43	7,000	6,540
5.38%, 2/27/53	46,000	46,578
TransDigm, Inc.,
6.25%, 3/15/26(b)	200,000	198,640
6.75%, 8/15/28(b)	300,000	304,909
6.88%, 12/15/30(b)	85,000	86,990
		1,456,302
Apparel & Textile Products – 0.0%(e)
Crocs, Inc., 4.13%, 8/15/31(b)	20,000	17,047
Asset Management – 0.9%
Ameriprise Financial, Inc., 5.70%, 12/15/28	51,000	53,409
Blackstone Holdings Finance Co. LLC, 2.00%, 1/30/32(b)	66,000	52,032
Blackstone Secured Lending Fund,
3.63%, 1/15/26	140,000	134,181
2.75%, 9/16/26	30,000	27,658

Blue Owl Capital Corp., 3.40%, 7/15/26	160,000	149,812
	Par(a)	Value
Asset Management (Continued)
Blue Owl Credit Income Corp.,
7.75%, 9/16/27	$57,000	$59,076
6.65%, 3/15/31(b)	36,000	35,696
Charles Schwab (The) Corp.,
(10Y US Treasury CMT + 3.08%), 4.00%, 12/01/30(i)(j)	80,000	66,412
(SOFR + 2.01%), 6.14%, 8/24/34(j)	76,000	80,321

Golub Capital BDC, Inc., 6.00%, 7/15/29	52,000	51,383
Icahn Enterprises L.P./Icahn Enterprises Finance Corp.,
6.38%, 12/15/25	15,000	14,758
5.25%, 5/15/27	630,000	566,685
NFP Corp.,
6.88%, 8/15/28(b)	100,000	100,560
4.88%, 8/15/28(b)	35,000	34,717
8.50%, 10/01/31(b)	85,000	93,535
		1,520,235
Automotive – 0.9%
American Axle & Manufacturing, Inc., 5.00%, 10/01/29	70,000	61,281
American Honda Finance Corp.,
5.13%, 7/07/28	37,000	37,833
5.65%, 11/15/28	44,000	45,986
5.85%, 10/04/30	71,000	75,764
4.90%, 1/10/34	41,000	40,980
Ford Motor Credit Co. LLC,
6.95%, 6/10/26	220,000	225,731
4.13%, 8/17/27	200,000	189,966
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(i)(j)	260,000	234,385
(3M USD LIBOR + 3.44%), 6.50%, 9/30/28(i)(j)	60,000	56,076
5.80%, 1/07/29	66,000	67,756
5.85%, 4/06/30	34,000	34,914
Hyundai Capital America,
5.68%, 6/26/28(b)	65,000	66,749
6.10%, 9/21/28(b)	103,000	107,560
5.40%, 1/08/31(b)	36,000	36,692
Toyota Motor Credit Corp.,
5.40%, 11/20/26	103,000	105,257
4.45%, 6/29/29	60,000	60,034
5.55%, 11/20/30	80,000	84,013
4.80%, 1/05/34	101,000	100,905

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Automotive (Continued)

Wheel Pros, Inc., 6.50%, 5/15/29(b)	$65,000	$16,413
		1,648,295
Banking – 2.8%
Bank of America Corp.,
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(j)	128,000	120,915
(SOFR + 1.63%), 5.20%, 4/25/29(j)	56,000	56,458
(SOFR + 1.06%), 2.09%, 6/14/29(j)	6,000	5,318
(3M CME Term SOFR + 1.57%), 4.27%, 7/23/29(j)	103,000	99,804
(3M CME Term SOFR + 1.44%), 3.19%, 7/23/30(j)	85,000	77,550
(SOFR + 2.15%), 2.59%, 4/29/31(j)	41,000	35,504
(SOFR + 1.53%), 1.90%, 7/23/31(j)	121,000	99,613
(SOFR + 1.22%), 2.65%, 3/11/32(j)	51,000	43,268
(SOFR + 1.32%), 2.69%, 4/22/32(j)	137,000	116,302
(SOFR + 1.22%), 2.30%, 7/21/32(j)	122,000	100,160
(SOFR + 1.33%), 2.97%, 2/04/33(j)	128,000	109,198
(SOFR + 1.83%), 4.57%, 4/27/33(j)	76,000	72,722
(SOFR + 1.91%), 5.29%, 4/25/34(j)	44,000	44,270
(SOFR + 1.84%), 5.87%, 9/15/34(j)	258,000	270,164
(SOFR + 1.65%), 5.47%, 1/23/35(j)	115,000	117,110
(5Y US Treasury CMT + 2.00%), 3.85%, 3/08/37(j)	47,000	41,750
(SOFR + 1.93%), 2.68%, 6/19/41(j)	7,000	5,052
Citizens Financial Group, Inc.,
(SOFR + 2.01%), 5.84%, 1/23/30(j)	40,000	40,278
(5Y US Treasury CMT + 2.75%), 5.64%, 5/21/37(j)	69,000	65,301

Comerica, Inc., (SOFR + 2.16%), 5.98%, 1/30/30(j)	80,000	79,760
First Horizon Bank, 5.75%, 5/01/30	250,000	242,155
	Par(a)	Value
Banking (Continued)
Huntington Bancshares, Inc.,
(SOFR Index + 1.87%), 5.71%, 2/02/35(j)	$217,000	$218,553
(5Y US Treasury CMT + 1.17%), 2.49%, 8/15/36(j)	25,000	19,071
JPMorgan Chase & Co.,
(3M CME Term SOFR + 0.58%), 0.97%, 6/23/25(j)	137,000	134,398
(SOFR + 1.16%), 2.30%, 10/15/25(j)	118,000	115,402
(3M CME Term SOFR + 1.51%), 3.96%, 1/29/27(j)	58,000	56,948
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(j)	179,000	165,259
(SOFR + 0.89%), 1.58%, 4/22/27(j)	67,000	62,189
(SOFR + 0.77%), 1.47%, 9/22/27(j)	79,000	72,111
(SOFR + 1.33%), 6.07%, 10/22/27(j)	138,000	142,151
(SOFR + 1.17%), 2.95%, 2/24/28(j)	106,000	100,038
(SOFR + 1.89%), 2.18%, 6/01/28(j)	42,000	38,547
(3M CME Term SOFR + 1.21%), 3.51%, 1/23/29(j)	136,000	129,275
(SOFR + 1.02%), 2.07%, 6/01/29(j)	64,000	57,021
(3M CME Term SOFR + 1.59%), 4.45%, 12/05/29(j)	202,000	198,308
(SOFR + 1.07%), 1.95%, 2/04/32(j)	45,000	36,732
(SOFR + 1.62%), 5.34%, 1/23/35(j)	335,000	340,447

KeyCorp, (SOFR Index + 2.06%), 4.79%, 6/01/33(j)	32,000	29,388
PNC Financial Services Group (The), Inc., (SOFR + 1.90%), 5.68%, 1/22/35(j)	119,000	122,118
Truist Financial Corp.,
(3M CME Term SOFR + 0.91%), 6.30%, 3/15/28(c)	106,000	99,684
(SOFR + 2.24%), 4.92%, 7/28/33(j)	35,000	32,919
(SOFR + 1.92%), 5.71%, 1/24/35(j)	205,000	208,456

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Banking (Continued)
U.S. Bancorp,
(SOFR + 2.11%), 4.97%, 7/22/33(j)	$41,000	$38,935
(SOFR + 1.86%), 5.68%, 1/23/35(j)	40,000	40,928
Wells Fargo & Co.,
(SOFR + 2.02%), 5.39%, 4/24/34(j)	95,000	95,854
(SOFR + 1.99%), 5.56%, 7/25/34(j)	26,000	26,545
(SOFR + 1.78%), 5.50%, 1/23/35(j)	119,000	121,365
(SOFR + 2.53%), 3.07%, 4/30/41(j)	21,000	15,928
(3M CME Term SOFR + 4.50%), 5.01%, 4/04/51(j)	48,000	45,850
(SOFR + 2.13%), 4.61%, 4/25/53(j)	150,000	134,415

Zions Bancorp N.A., 3.25%, 10/29/29	250,000	208,269
		4,949,756
Beverages – 0.0%(e)
Constellation Brands, Inc., 4.80%, 1/15/29	50,000	50,228
Biotechnology & Pharmaceuticals – 1.6%
AbbVie, Inc.,
3.20%, 5/14/26	68,000	65,992
3.20%, 11/21/29	205,000	191,080
4.50%, 5/14/35	83,000	81,003
4.05%, 11/21/39	66,000	59,709
4.63%, 10/01/42	17,000	16,025
Amgen, Inc.,
2.45%, 2/21/30	36,000	31,885
5.25%, 3/02/30	41,000	41,977
2.30%, 2/25/31	22,000	18,781
3.15%, 2/21/40	96,000	74,722
5.60%, 3/02/43	77,000	79,225
5.65%, 3/02/53	165,000	170,002
4.40%, 2/22/62	54,000	44,964
5.75%, 3/02/63	53,000	54,614
Bausch Health Cos., Inc.,
6.13%, 2/01/27(b)	65,000	41,129
4.88%, 6/01/28(b)	520,000	294,021
6.25%, 2/15/29(b)	120,000	51,343
5.00%, 2/15/29(b)	5,000	2,095
5.25%, 1/30/30(b)	140,000	56,806
Bristol-Myers Squibb Co.,
3.40%, 7/26/29	11,000	10,423
6.25%, 11/15/53	31,000	35,081
6.40%, 11/15/63	60,000	68,959
	Par(a)	Value
Biotechnology & Pharmaceuticals (Continued)

Eli Lilly & Co., 5.55%, 3/15/37	$53,000	$57,565
Johnson & Johnson,
3.63%, 3/03/37	61,000	55,490
5.85%, 7/15/38	43,000	48,872
2.10%, 9/01/40	40,000	28,223

Merck & Co., Inc., 4.90%, 5/17/44	34,000	33,975
Mylan, Inc., 5.20%, 4/15/48	22,000	18,417
Organon & Co./Organon Foreign Debt Co-Issuer B.V., 5.13%, 4/30/31(b)	240,000	206,190
Pfizer Investment Enterprises Pte. Ltd.,
4.65%, 5/19/30	43,000	43,132
4.75%, 5/19/33	130,000	129,839
5.11%, 5/19/43	81,000	80,517
5.30%, 5/19/53	67,000	68,123
5.34%, 5/19/63	270,000	269,776

Prestige Brands, Inc., 3.75%, 4/01/31(b)	45,000	39,023
Royalty Pharma PLC,
1.75%, 9/02/27	101,000	90,845
3.30%, 9/02/40	116,000	87,386

Utah Acquisition Sub, Inc., 5.25%, 6/15/46	84,000	71,304
Viatris, Inc., 3.85%, 6/22/40	47,000	35,574
		2,854,087
Cable & Satellite – 2.9%
Block Communications, Inc., 4.88%, 3/01/28(b)	25,000	22,462
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.75%, 3/01/30(b)	620,000	550,936
4.25%, 2/01/31(b)	25,000	21,139
4.50%, 6/01/33(b)	305,000	250,160
4.25%, 1/15/34(b)	1,140,000	906,417
Charter Communications Operating LLC/Charter Communications Operating Capital,
6.65%, 2/01/34	81,000	84,349
4.80%, 3/01/50	165,000	125,962
3.85%, 4/01/61	32,000	19,392
3.95%, 6/30/62	67,000	41,047
Comcast Corp.,
5.65%, 6/15/35	72,000	76,724
6.50%, 11/15/35	11,000	12,457
3.20%, 7/15/36	81,000	68,162
3.90%, 3/01/38	26,000	23,152

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Cable & Satellite (Continued)
Comcast Corp.,
3.25%, 11/01/39	$88,000	$70,976
5.50%, 5/15/64	152,000	156,754

Cox Communications, Inc., 5.80%, 12/15/53(b)	53,000	53,492
CSC Holdings LLC,
5.75%, 1/15/30(b)	900,000	476,361
4.63%, 12/01/30(b)	1,000,000	511,131
3.38%, 2/15/31(b)	200,000	136,956

Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	495,000	470,592
DISH DBS Corp.,
7.75%, 7/01/26	315,000	185,606
5.25%, 12/01/26(b)	285,000	224,439
7.38%, 7/01/28	80,000	35,200
5.75%, 12/01/28(b)	190,000	127,818
5.13%, 6/01/29	610,000	233,660

DISH Network Corp., 11.75%, 11/15/27(b)	55,000	57,404
Radiate Holdco LLC/Radiate Finance, Inc., 6.50%, 9/15/28(b)	130,000	55,958
Sirius XM Radio, Inc., 3.88%, 9/01/31(b)	265,000	220,930
		5,219,636
Chemicals – 0.3%
Ashland, Inc., 3.38%, 9/01/31(b)	35,000	29,536
ASP Unifrax Holdings, Inc., 5.25%, 9/30/28(b)	165,000	109,527
Dow Chemical (The) Co.,
6.30%, 3/15/33	20,000	21,989
4.38%, 11/15/42	71,000	62,195

Olympus Water US Holding Corp., 9.75%, 11/15/28(b)	200,000	211,595
RPM International, Inc., 2.95%, 1/15/32	86,000	73,766
Sherwin-Williams (The) Co., 4.50%, 6/01/47	31,000	27,865
Westlake Corp., 3.13%, 8/15/51	61,000	39,967
WR Grace Holdings LLC, 5.63%, 8/15/29(b)	15,000	13,226
		589,666
Commercial Support Services – 0.6%
ADT Security (The) Corp., 4.13%, 8/01/29(b)	265,000	244,543
Aramark Services, Inc., 5.00%, 2/01/28(b)	25,000	24,158
	Par(a)	Value
Commercial Support Services (Continued)
Clean Harbors, Inc.,
5.13%, 7/15/29(b)	$5,000	$4,783
6.38%, 2/01/31(b)	50,000	50,653

Covanta Holding Corp., 4.88%, 12/01/29(b)	255,000	220,241
Prime Security Services Borrower LLC/Prime Finance, Inc., 3.38%, 8/31/27(b)	30,000	27,635
Republic Services, Inc.,
2.90%, 7/01/26	35,000	33,639
4.88%, 4/01/29	76,000	76,955

VT Topco, Inc., 8.50%, 8/15/30(b)	80,000	83,606
Waste Management, Inc.,
4.88%, 2/15/29	24,000	24,431
2.00%, 6/01/29	47,000	41,455
4.63%, 2/15/30	34,000	34,169
4.63%, 2/15/33	23,000	22,835
4.88%, 2/15/34	120,000	120,809
		1,009,912
Construction Materials – 0.1%
Advanced Drainage Systems, Inc., 6.38%, 6/15/30(b)	85,000	85,704
Standard Industries, Inc., 4.38%, 7/15/30(b)	80,000	72,700
Summit Materials LLC/Summit Materials Finance Corp., 7.25%, 1/15/31(b)	80,000	83,114
		241,518
Containers & Packaging – 0.1%
Graham Packaging Co., Inc., 7.13%, 8/15/28(b)	75,000	66,940
Packaging Corp. of America, 5.70%, 12/01/33	52,000	54,597
Sealed Air Corp./Sealed Air Corp. U.S., 6.13%, 2/01/28(b)	60,000	60,213
WRKCo, Inc., 4.65%, 3/15/26	20,000	19,857
		201,607
Diversified Industrials – 0.1%
Honeywell International, Inc., 5.00%, 2/15/33	25,000	25,744
Parker-Hannifin Corp., 4.25%, 9/15/27	116,000	114,749
		140,493

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
E-Commerce Discretionary – 0.1%
Amazon.com, Inc.,
2.10%, 5/12/31	$17,000	$14,541
4.70%, 12/01/32	31,000	31,561
3.10%, 5/12/51	60,000	43,905
3.25%, 5/12/61	25,000	18,021
		108,028
Electric Utilities – 2.9%
AES (The) Corp.,
5.45%, 6/01/28	52,000	52,683
2.45%, 1/15/31	41,000	34,218
Alabama Power Co.,
5.85%, 11/15/33	36,000	38,505
3.75%, 3/01/45	33,000	26,764
4.30%, 7/15/48	38,000	32,569
3.45%, 10/01/49	26,000	19,593

Alliant Energy Finance LLC, 3.60%, 3/01/32(b)	28,000	24,550
Ameren Corp.,
5.70%, 12/01/26	101,000	103,237
5.00%, 1/15/29	77,000	77,439

American Electric Power Co., Inc., 5.63%, 3/01/33	41,000	42,299
Appalachian Power Co., 4.50%, 3/01/49	33,000	27,660
Calpine Corp., 4.50%, 2/15/28(b)	145,000	137,890
CMS Energy Corp., (5Y US Treasury CMT + 4.12%), 4.75%, 6/01/50(j)	97,000	87,818
Commonwealth Edison Co., 5.90%, 3/15/36	73,000	78,633
Consolidated Edison Co. of New York, Inc.,
5.50%, 3/15/34	33,000	34,444
5.90%, 11/15/53	46,000	50,143

Consumers Energy Co., 4.90%, 2/15/29	87,000	88,420
Dominion Energy South Carolina, Inc., 6.25%, 10/15/53	51,000	58,037
DTE Electric Co., 5.40%, 4/01/53	19,000	19,545
Duke Energy Carolinas LLC,
6.45%, 10/15/32	34,000	37,443
4.25%, 12/15/41	18,000	15,814
4.00%, 9/30/42	32,000	27,104
3.75%, 6/01/45	6,000	4,771

Duke Energy Corp., 3.15%, 8/15/27	32,000	30,266
Duke Energy Florida LLC,
2.40%, 12/15/31	35,000	29,415
	Par(a)	Value
Electric Utilities (Continued)
Duke Energy Florida LLC,
5.88%, 11/15/33	$29,000	$31,005
5.95%, 11/15/52	29,000	31,440
6.20%, 11/15/53	25,000	27,977
Duke Energy Ohio, Inc.,
5.25%, 4/01/33	22,000	22,409
3.70%, 6/15/46	44,000	33,976
4.30%, 2/01/49	49,000	40,864
5.65%, 4/01/53	15,000	15,515
Duke Energy Progress LLC,
5.25%, 3/15/33	21,000	21,514
4.10%, 5/15/42	62,000	52,726
4.10%, 3/15/43	42,000	35,578
4.20%, 8/15/45	61,000	51,975
5.35%, 3/15/53	41,000	41,001
Entergy Arkansas LLC,
4.00%, 6/01/28	10,000	9,708
5.15%, 1/15/33	23,000	23,470
4.20%, 4/01/49	23,000	19,549
2.65%, 6/15/51	14,000	8,727
3.35%, 6/15/52	34,000	24,251

Entergy Louisiana LLC, 3.25%, 4/01/28	5,000	4,717
Entergy Mississippi LLC, 5.00%, 9/01/33	51,000	50,936
Entergy Texas, Inc., 5.80%, 9/01/53	20,000	21,290
Evergy Kansas Central, Inc.,
5.90%, 11/15/33	27,000	28,859
5.70%, 3/15/53	37,000	38,555
Eversource Energy,
1.40%, 8/15/26	119,000	108,933
2.90%, 3/01/27	68,000	64,106
5.45%, 3/01/28	51,000	51,923
5.95%, 2/01/29	61,000	63,442
5.13%, 5/15/33	34,000	33,479
5.50%, 1/01/34	52,000	52,596
Exelon Corp.,
5.15%, 3/15/28	82,000	83,200
4.95%, 6/15/35	97,000	93,320
Florida Power & Light Co.,
4.63%, 5/15/30	33,000	33,174
4.80%, 5/15/33	23,000	23,105
5.40%, 9/01/35	31,000	32,032
5.65%, 2/01/37	20,000	21,176
2.88%, 12/04/51	4,000	2,709
Indiana Michigan Power Co.,
3.85%, 5/15/28	22,000	21,331
6.05%, 3/15/37	12,000	12,825

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Electric Utilities (Continued)

IPALCO Enterprises, Inc., 4.25%, 5/01/30	$66,000	$61,954
Kentucky Utilities Co., 5.45%, 4/15/33	25,000	25,831
Liberty Utilities Co., 5.87%, 1/31/34(b)	95,000	96,102
Louisville Gas and Electric Co., 5.45%, 4/15/33	25,000	25,842
Metropolitan Edison Co.,
4.00%, 4/15/25(b)	71,000	69,292
5.20%, 4/01/28(b)	43,000	43,480
MidAmerican Energy Co.,
4.80%, 9/15/43	15,000	14,043
4.40%, 10/15/44	95,000	84,050
4.25%, 5/01/46	59,000	51,070
Mississippi Power Co.,
4.75%, 10/15/41	11,000	9,780
4.25%, 3/15/42	26,000	22,234

Monongahela Power Co., 5.85%, 2/15/34(b)	66,000	68,855
National Rural Utilities Cooperative Finance Corp.,
5.60%, 11/13/26	96,000	98,434
3.40%, 2/07/28	22,000	21,149
5.00%, 2/07/31(k)	48,000	48,331
2.75%, 4/15/32	32,000	27,385
4.02%, 11/01/32	41,000	38,339
4.15%, 12/15/32	50,000	47,078
5.80%, 1/15/33	29,000	30,609
(3M USD LIBOR + 3.63%), 5.25%, 4/20/46(j)	97,000	93,845
(5Y US Treasury CMT + 3.53%), 7.13%, 9/15/53(j)	32,000	33,191

Nevada Power Co., 6.00%, 3/15/54	24,000	25,803
NextEra Energy Capital Holdings, Inc.,
4.45%, 6/20/25	51,000	50,557
1.88%, 1/15/27	70,000	64,591
5.25%, 3/15/34	63,000	63,396
Niagara Mohawk Power Corp.,
1.96%, 6/27/30(b)	58,000	48,291
5.66%, 1/17/54(b)	78,000	78,777
NRG Energy, Inc.,
5.25%, 6/15/29(b)	10,000	9,589
3.88%, 2/15/32(b)	9,000	7,718
Pacific Gas and Electric Co.,
3.25%, 6/01/31	31,000	26,923
	Par(a)	Value
Electric Utilities (Continued)
Pacific Gas and Electric Co.,
4.45%, 4/15/42	$52,000	$43,000
4.30%, 3/15/45	46,000	36,704
6.75%, 1/15/53	32,000	35,185
PacifiCorp.,
5.45%, 2/15/34	29,000	29,392
4.10%, 2/01/42	90,000	73,801
5.80%, 1/15/55	63,000	63,116

PECO Energy Co., 4.90%, 6/15/33	46,000	46,412
PG&E Corp.,
5.00%, 7/01/28	105,000	101,463
5.25%, 7/01/30	15,000	14,323

PPL Electric Utilities Corp., 4.85%, 2/15/34	83,000	83,252
Public Service Co. of New Hampshire, 5.15%, 1/15/53	12,000	11,953
Public Service Co. of Oklahoma, 3.15%, 8/15/51	45,000	30,819
Public Service Electric and Gas Co.,
3.00%, 5/15/27	14,000	13,392
5.20%, 8/01/33	57,000	59,065
3.80%, 3/01/46	5,000	4,094
Public Service Enterprise Group, Inc.,
5.85%, 11/15/27	54,000	56,214
2.45%, 11/15/31	90,000	74,854
Southern California Edison Co.,
4.05%, 3/15/42	60,000	50,474
4.00%, 4/01/47	33,000	26,816
3.65%, 2/01/50	15,000	11,406

Southwestern Electric Power Co., 5.30%, 4/01/33	34,000	34,128
Talen Energy Supply LLC, 8.63%, 6/01/30(b)	45,000	47,759
Tucson Electric Power Co., 4.00%, 6/15/50	27,000	21,166
Union Electric Co., 5.45%, 3/15/53	19,000	19,236
Virginia Electric and Power Co.,
3.80%, 4/01/28	104,000	101,069
5.45%, 4/01/53	47,000	47,825
5.70%, 8/15/53	15,000	15,675

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Electric Utilities (Continued)
WEC Energy Group, Inc.,
5.00%, 9/27/25	$15,000	$15,001
5.15%, 10/01/27	20,000	20,271
		5,087,057
Electric, Gas Marketing & Trading – 0.1%
New York State Electric & Gas Corp., 3.25%, 12/01/26(b)	95,000	89,706
Electrical Equipment – 0.3%
Carrier Global Corp.,
5.80%, 11/30/25(b)	74,000	75,064
2.49%, 2/15/27	29,000	27,204
2.72%, 2/15/30	16,000	14,290
6.20%, 3/15/54(b)	62,000	70,153
Sensata Technologies, Inc.,
4.38%, 2/15/30(b)	20,000	18,429
3.75%, 2/15/31(b)	125,000	108,510
Trane Technologies Financing Ltd.,
3.50%, 3/21/26	25,000	24,366
3.80%, 3/21/29	20,000	19,331
5.25%, 3/03/33	60,000	61,996

Trane Technologies Global Holding Co. Ltd., 3.75%, 8/21/28	20,000	19,411
		438,754
Engineering & Construction – 0.0%(e)
Installed Building Products, Inc., 5.75%, 2/01/28(b)	30,000	29,400
Entertainment Content – 0.3%
Diamond Sports Group LLC/Diamond Sports Finance Co.,
5.38%, 8/15/26(b)(l)	215,000	14,244
6.63%, 8/15/27(b)(l)	115,000	8,050
Paramount Global,
4.20%, 5/19/32	33,000	29,365
5.50%, 5/15/33	18,000	16,987
4.38%, 3/15/43	4,000	2,897
5.85%, 9/01/43	49,000	43,546
4.95%, 5/19/50	116,000	92,517

Playtika Holding Corp., 4.25%, 3/15/29(b)	60,000	51,529
Time Warner Cable Enterprises LLC, 8.38%, 7/15/33	37,000	42,433
Walt Disney (The) Co., 2.00%, 9/01/29	20,000	17,615
	Par(a)	Value
Entertainment Content (Continued)
Warnermedia Holdings, Inc.,
3.76%, 3/15/27	$107,000	$102,788
5.05%, 3/15/42	79,000	70,026
5.14%, 3/15/52	99,000	85,097
5.39%, 3/15/62	34,000	29,257
		606,351
Food – 0.5%
Cargill, Inc.,
2.13%, 4/23/30(b)	34,000	29,465
1.70%, 2/02/31(b)	39,000	31,734
2.13%, 11/10/31(b)	18,000	14,941

Fiesta Purchaser, Inc., 7.88%, 3/01/31(b)(k)	120,000	120,000
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 6/01/29(b)	70,000	54,688
J M Smucker (The) Co., 2.75%, 9/15/41	40,000	27,535
Kraft Heinz Foods Co.,
5.00%, 6/04/42	29,000	27,750
5.20%, 7/15/45	29,000	28,112

Lamb Weston Holdings, Inc., 4.38%, 1/31/32(b)	180,000	161,535
Mars, Inc., 2.38%, 7/16/40(b)	99,000	69,946
Mondelez International, Inc., 2.63%, 3/17/27	30,000	28,331
Post Holdings, Inc., 4.63%, 4/15/30(b)	165,000	151,742
Simmons Foods, Inc., 4.63%, 3/01/29(b)	65,000	55,885
		801,664
Gas & Water Utilities – 0.1%
Essential Utilities, Inc., 5.38%, 1/15/34	42,000	42,260
Ferrellgas L.P./Ferrellgas Finance Corp., 5.38%, 4/01/26(b)	65,000	64,039
South Jersey Industries, Inc., 5.02%, 4/15/31	146,000	118,889
		225,188
Health Care Facilities & Services – 1.7%
AdaptHealth LLC,
4.63%, 8/01/29(b)	35,000	27,477
5.13%, 3/01/30(b)	185,000	144,661
Centene Corp.,
2.45%, 7/15/28	122,000	108,560

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Health Care Facilities & Services (Continued)
Centene Corp.,
3.00%, 10/15/30	$241,000	$208,479
2.50%, 3/01/31	62,000	51,537
2.63%, 8/01/31	40,000	33,202

CHS/Community Health Systems, Inc., 5.25%, 5/15/30(b)	270,000	223,539
Cigna Group (The),
4.13%, 11/15/25	23,000	22,659
4.80%, 8/15/38	130,000	125,323
3.20%, 3/15/40	27,000	20,837
CVS Health Corp.,
5.00%, 1/30/29	41,000	41,482
4.78%, 3/25/38	204,000	191,376
2.70%, 8/21/40	34,000	23,947
5.05%, 3/25/48	53,000	48,591
5.88%, 6/01/53	30,000	30,945
6.00%, 6/01/63	38,000	39,235

DaVita, Inc., 3.75%, 2/15/31(b)	215,000	177,244
Elevance Health, Inc., 2.88%, 9/15/29	54,000	49,433
Encompass Health Corp., 4.75%, 2/01/30	105,000	98,476
Fortrea Holdings, Inc., 7.50%, 7/01/30(b)	25,000	25,408
HCA, Inc.,
5.88%, 2/01/29	15,000	15,471
3.38%, 3/15/29	35,000	32,332
4.13%, 6/15/29	75,000	71,624
3.50%, 9/01/30	31,000	28,128
2.38%, 7/15/31	32,000	26,521
5.13%, 6/15/39	64,000	61,285
5.25%, 6/15/49	77,000	71,270
Humana, Inc.,
5.75%, 3/01/28	41,000	42,373
5.75%, 12/01/28	51,000	52,849

LifePoint Health, Inc., 5.38%, 1/15/29(b)	205,000	162,078
Molina Healthcare, Inc.,
3.88%, 11/15/30(b)	15,000	13,148
3.88%, 5/15/32(b)	135,000	115,554
Quest Diagnostics, Inc.,
2.95%, 6/30/30	20,000	17,889
2.80%, 6/30/31	25,000	21,834

RP Escrow Issuer LLC, 5.25%, 12/15/25(b)	50,000	45,000
Star Parent, Inc., 9.00%, 10/01/30(b)	205,000	215,558
U.S. Acute Care Solutions LLC, 6.38%, 3/01/26(b)	50,000	43,690
	Par(a)	Value
Health Care Facilities & Services (Continued)
UnitedHealth Group, Inc.,
3.50%, 8/15/39	$32,000	$27,053
2.75%, 5/15/40	78,000	58,992
3.05%, 5/15/41	35,000	27,220
3.75%, 10/15/47	9,000	7,334
4.45%, 12/15/48	9,000	8,168
3.25%, 5/15/51	42,000	30,813
4.75%, 5/15/52	16,000	15,155
5.20%, 4/15/63	53,000	53,120
		2,956,870
Home & Office Products – 0.1%
Newell Brands, Inc., 5.20%, 4/01/26	155,000	150,888
Tempur Sealy International, Inc., 3.88%, 10/15/31(b)	70,000	59,069
		209,957
Home Construction – 0.2%
ACProducts Holdings, Inc., 6.38%, 5/15/29(b)	35,000	26,090
Camelot Return Merger Sub, Inc., 8.75%, 8/01/28(b)	20,000	20,503
Cornerstone Building Brands, Inc., 6.13%, 1/15/29(b)	120,000	106,662
Fortune Brands Innovations, Inc., 5.88%, 6/01/33	44,000	45,883
MIWD Holdco II LLC/MIWD Finance Corp., 5.50%, 2/01/30(b)	90,000	81,900
Mohawk Industries, Inc., 5.85%, 9/18/28	141,000	146,131
		427,169
Household Products – 0.5%
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC,
4.75%, 1/15/29(b)	70,000	66,724
6.63%, 7/15/30(b)	125,000	127,321

Energizer Holdings, Inc., 4.38%, 3/31/29(b)	410,000	371,136
Estee Lauder (The) Cos., Inc., 4.65%, 5/15/33	33,000	32,879
Kenvue, Inc.,
5.05%, 3/22/28	35,000	35,788
4.90%, 3/22/33	68,000	69,365
5.10%, 3/22/43	48,000	49,197

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Household Products (Continued)
Kenvue, Inc.,
5.05%, 3/22/53	$35,000	$35,294
5.20%, 3/22/63	47,000	47,776
		835,480
Industrial Support Services – 0.1%
Resideo Funding, Inc., 4.00%, 9/01/29(b)	190,000	164,638
WW Grainger, Inc., 3.75%, 5/15/46	76,000	63,110
		227,748
Institutional Financial Services – 1.4%
Bank of New York Mellon (The) Corp., (SOFR + 1.03%), 4.95%, 4/26/27(j)	61,000	61,106
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	45,000	36,882
3.63%, 10/01/31(b)	50,000	37,500

Goldman Sachs Capital I, 6.35%, 2/15/34	82,000	86,202
Goldman Sachs Group (The), Inc.,
3.50%, 4/01/25	38,000	37,281
3.85%, 1/26/27	130,000	126,803
(3M CME Term SOFR + 2.01%), 7.33%, 10/28/27(c)	43,000	43,965
(SOFR + 1.73%), 4.48%, 8/23/28(j)	203,000	199,995
(SOFR + 1.25%), 2.38%, 7/21/32(j)	8,000	6,596
6.25%, 2/01/41	8,000	8,910
Intercontinental Exchange, Inc.,
4.00%, 9/15/27	167,000	163,719
2.10%, 6/15/30	131,000	112,065
4.25%, 9/21/48	31,000	26,958
Morgan Stanley,
(SOFR + 1.15%), 2.72%, 7/22/25(j)	58,000	57,199
(SOFR + 0.88%), 1.59%, 5/04/27(j)	74,000	68,531
(SOFR + 0.86%), 1.51%, 7/20/27(j)	300,000	275,338
(SOFR + 1.00%), 2.48%, 1/21/28(j)	29,000	27,031
3.59%, 7/22/28(c)	22,000	21,029
(SOFR + 2.24%), 6.30%, 10/18/28(j)	17,000	17,777
(SOFR + 1.59%), 5.16%, 4/20/29(j)	72,000	72,472
(SOFR + 1.20%), 2.51%, 10/20/32(j)	18,000	14,992
	Par(a)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
(SOFR + 1.87%), 5.25%, 4/21/34(j)	$139,000	$139,076
(SOFR + 1.88%), 5.42%, 7/21/34(j)	20,000	20,259
(SOFR + 2.05%), 6.63%, 11/01/34(j)	57,000	63,096
(SOFR + 1.73%), 5.47%, 1/18/35(j)	240,000	244,920
(5Y US Treasury CMT + 2.43%), 5.95%, 1/19/38(j)	201,000	205,231

Northern Trust Corp., (3M USD LIBOR + 1.13%), 3.38%, 5/08/32(j)	38,000	35,394
State Street Corp.,
(SOFR + 1.72%), 5.82%, 11/04/28(j)	44,000	45,600
(5Y US Treasury CMT + 2.61%), 6.70%, 3/15/29(i)(j)	25,000	24,937
(SOFR + 1.48%), 5.68%, 11/21/29(j)	66,000	68,252
(SOFR + 1.96%), 6.12%, 11/21/34(j)	164,000	173,412
		2,522,528
Insurance – 1.6%
Acrisure LLC/Acrisure Finance, Inc.,
8.25%, 2/01/29(b)	145,000	145,372
4.25%, 2/15/29(b)	90,000	80,702
Alleghany Corp.,
4.90%, 9/15/44	86,000	83,314
3.25%, 8/15/51	59,000	44,112
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 10/15/27(b)	90,000	87,869
7.00%, 1/15/31(b)	140,000	141,484
American International Group, Inc.,
4.20%, 4/01/28	75,000	73,487
3.40%, 6/30/30	62,000	57,206
5.13%, 3/27/33	150,000	151,811

AmWINS Group, Inc., 4.88%, 6/30/29(b)	125,000	116,668
Aon Global Ltd., 4.75%, 5/15/45	21,000	19,183
AssuredPartners, Inc., 5.63%, 1/15/29(b)	100,000	94,442
BroadStreet Partners, Inc., 5.88%, 4/15/29(b)	95,000	90,082
Corebridge Financial, Inc.,
3.85%, 4/05/29	61,000	57,610

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Insurance (Continued)
Corebridge Financial, Inc.,
3.90%, 4/05/32	$101,000	$90,982
6.05%, 9/15/33(b)	55,000	57,588
5.75%, 1/15/34	68,000	69,749
(5Y US Treasury CMT + 3.85%), 6.88%, 12/15/52(j)	65,000	65,189
Hartford Financial Services Group (The), Inc.,
5.95%, 10/15/36	44,000	46,830
(3M CME Term SOFR + 2.39%), 7.77%, 2/12/47(b)(c)	87,000	75,218

HUB International Ltd., 7.25%, 6/15/30(b)	455,000	468,043
Liberty Mutual Group, Inc.,
3.95%, 5/15/60(b)	44,000	32,352
4.30%, 2/01/61(b)	190,000	123,563
Marsh & McLennan Cos., Inc.,
5.40%, 9/15/33	81,000	84,790
5.70%, 9/15/53	47,000	50,583

New York Life Global Funding, 5.00%, 1/09/34(b)	109,000	109,281
New York Life Insurance Co., 3.75%, 5/15/50(b)	81,000	63,741
Northwestern Mutual Global Funding, 0.80%, 1/14/26(b)	92,000	85,226
Northwestern Mutual Life Insurance (The) Co.,
3.45%, 3/30/51(b)	66,000	48,451
3.63%, 9/30/59(b)	26,000	19,063

PartnerRe Finance B LLC, (5Y US Treasury CMT + 3.82%), 4.50%, 10/01/50(j)	126,000	112,455
Teachers Insurance & Annuity Association of America,
4.90%, 9/15/44(b)	29,000	27,333
3.30%, 5/15/50(b)	20,000	14,431
		2,888,210
Internet Media & Services – 1.1%
ANGI Group LLC, 3.88%, 8/15/28(b)	80,000	68,793
Arches Buyer, Inc.,
4.25%, 6/01/28(b)	50,000	44,718
6.13%, 12/01/28(b)	50,000	43,190
Meta Platforms, Inc.,
3.50%, 8/15/27	33,000	32,017
4.45%, 8/15/52	25,000	22,502
	Par(a)	Value
Internet Media & Services (Continued)
Meta Platforms, Inc.,
5.75%, 5/15/63	$93,000	$100,862

Netflix, Inc., 5.88%, 11/15/28	118,000	124,089
Newfold Digital Holdings Group, Inc., 11.75%, 10/15/28(b)	190,000	205,437
Uber Technologies, Inc.,
8.00%, 11/01/26(b)	165,000	168,006
7.50%, 9/15/27(b)	95,000	97,063
4.50%, 8/15/29(b)	1,025,000	970,204

Ziff Davis, Inc., 4.63%, 10/15/30(b)	98,000	89,738
		1,966,619
Leisure Facilities & Services – 2.7%
Bloomin' Brands, Inc./OSI Restaurant Partners LLC, 5.13%, 4/15/29(b)	90,000	83,700
Carnival Corp.,
5.75%, 3/01/27(b)	335,000	330,043
6.00%, 5/01/29(b)	280,000	271,202
7.00%, 8/15/29(b)	20,000	20,799

Everi Holdings, Inc., 5.00%, 7/15/29(b)	50,000	45,951
Hilton Domestic Operating Co., Inc., 3.63%, 2/15/32(b)	45,000	38,632
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/01/29(b)	205,000	189,425
4.88%, 7/01/31(b)	305,000	270,474
6.63%, 1/15/32(b)	125,000	125,263

KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 4.75%, 6/01/27(b)	180,000	176,132
Light & Wonder International, Inc.,
7.00%, 5/15/28(b)	280,000	279,670
7.25%, 11/15/29(b)	35,000	35,941
7.50%, 9/01/31(b)	50,000	52,028

Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(b)	425,000	382,067
McDonald's Corp.,
5.70%, 2/01/39	23,000	24,629
5.45%, 8/14/53	40,000	41,651
NCL Corp. Ltd.,
5.88%, 3/15/26(b)	335,000	326,648
5.88%, 3/15/26	5,000	4,875

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Leisure Facilities & Services (Continued)
NCL Corp. Ltd.,
8.13%, 1/15/29(b)	$115,000	$120,713

NCL Finance Ltd., 6.13%, 3/15/28(b)	55,000	52,601
Papa John's International, Inc., 3.88%, 9/15/29(b)	165,000	146,475
Penn Entertainment, Inc., 4.13%, 7/01/29(b)	5,000	4,275
Royal Caribbean Cruises Ltd.,
4.25%, 7/01/26(b)	160,000	153,957
11.63%, 8/15/27(b)	115,000	125,091
3.70%, 3/15/28	115,000	105,992
5.50%, 4/01/28(b)	320,000	315,928

Speedway Motorsports LLC/Speedway Funding II, Inc., 4.88%, 11/01/27(b)	70,000	66,417
Travel + Leisure Co.,
6.63%, 7/31/26(b)	145,000	146,441
6.00%, 4/01/27	10,000	10,002
4.50%, 12/01/29(b)	55,000	50,182
4.63%, 3/01/30(b)	95,000	85,532
Viking Cruises Ltd.,
5.88%, 9/15/27(b)	110,000	106,020
7.00%, 2/15/29(b)	60,000	59,906

Viking Ocean Cruises Ship VII Ltd., 5.63%, 2/15/29(b)	105,000	102,244
VOC Escrow Ltd., 5.00%, 2/15/28(b)	100,000	95,490
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)	150,000	141,706
Yum! Brands, Inc.,
3.63%, 3/15/31	90,000	79,428
4.63%, 1/31/32	95,000	88,123
		4,755,653
Machinery – 0.5%
CNH Industrial Capital LLC,
5.45%, 10/14/25	20,000	20,138
4.55%, 4/10/28	72,000	71,394

Deere & Co., 3.10%, 4/15/30	44,000	40,710
GrafTech Finance, Inc., 4.63%, 12/15/28(b)	170,000	112,562
GrafTech Global Enterprises, Inc., 9.88%, 12/15/28(b)	170,000	127,043
Ingersoll Rand, Inc.,
5.40%, 8/14/28	53,000	54,363
5.70%, 8/14/33	83,000	86,683
	Par(a)	Value
Machinery (Continued)
John Deere Capital Corp.,
4.95%, 7/14/28	$45,000	$45,991
4.50%, 1/16/29	49,000	49,048
3.35%, 4/18/29	68,000	64,891

Madison IAQ LLC, 5.88%, 6/30/29(b)	80,000	71,087
Xylem, Inc., 3.25%, 11/01/26	87,000	84,064
		827,974
Medical Equipment & Devices – 0.5%
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)	280,000	290,520
Becton Dickinson & Co., 4.69%, 2/13/28	73,000	72,999
Garden Spinco Corp., 8.63%, 7/20/30(b)	90,000	96,300
Hologic, Inc.,
4.63%, 2/01/28(b)	60,000	57,900
3.25%, 2/15/29(b)	45,000	40,463

Medline Borrower L.P., 3.88%, 4/01/29(b)	120,000	108,648
Thermo Fisher Scientific, Inc.,
5.00%, 1/31/29	75,000	76,730
5.09%, 8/10/33	73,000	75,457
5.40%, 8/10/43	42,000	43,946

Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	56,000	57,657
		920,620
Metals & Mining – 0.1%
Newmont Corp./Newcrest Finance Pty. Ltd.,
3.25%, 5/13/30(b)	36,000	32,915
4.20%, 5/13/50(b)	41,000	35,039

Novelis Corp., 4.75%, 1/30/30(b)	175,000	162,312
		230,266
Oil & Gas Producers – 4.6%
Antero Midstream Partners L.P./Antero Midstream Finance Corp.,
7.88%, 5/15/26(b)	60,000	61,393
5.38%, 6/15/29(b)	90,000	86,408
6.63%, 2/01/32(b)	145,000	144,113

Antero Resources Corp., 5.38%, 3/01/30(b)	115,000	109,659
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/26(b)	155,000	154,909

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Oil & Gas Producers (Continued)
BP Capital Markets America, Inc.,
3.94%, 9/21/28	$64,000	$62,353
4.89%, 9/11/33	29,000	29,139
4.99%, 4/10/34	20,000	20,136
3.00%, 2/24/50	43,000	30,044
2.94%, 6/04/51	38,000	25,918
Buckeye Partners L.P.,
5.85%, 11/15/43	55,000	44,911
5.60%, 10/15/44	30,000	23,121

Cameron LNG LLC, 2.90%, 7/15/31(b)	78,000	68,633
Cheniere Corpus Christi Holdings LLC, 3.70%, 11/15/29	11,000	10,358
Cheniere Energy Partners L.P.,
4.50%, 10/01/29	35,000	33,389
5.95%, 6/30/33(b)	71,000	72,507
Chesapeake Energy Corp.,
5.50%, 2/01/26(b)	240,000	238,741
6.75%, 4/15/29(b)	50,000	50,579
Civitas Resources, Inc.,
8.38%, 7/01/28(b)	195,000	205,084
8.63%, 11/01/30(b)	60,000	63,994

Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(b)	33,000	34,163
ConocoPhillips Co.,
5.30%, 5/15/53	53,000	53,575
5.55%, 3/15/54	84,000	87,750
5.70%, 9/15/63	85,000	89,913
Crescent Energy Finance LLC,
7.25%, 5/01/26(b)	110,000	109,587
9.25%, 2/15/28(b)	130,000	134,959
CVR Energy, Inc.,
5.25%, 2/15/25(b)	155,000	154,806
8.50%, 1/15/29(b)	155,000	155,194
Diamondback Energy, Inc.,
6.25%, 3/15/33	11,000	11,724
4.40%, 3/24/51	57,000	46,951
4.25%, 3/15/52	105,000	84,337
Energy Transfer L.P.,
(5Y US Treasury CMT + 5.69%), 6.50%, 11/15/26(i)(j)	82,000	79,235
6.00%, 2/01/29(b)	100,000	100,487
5.55%, 5/15/34	108,000	108,618
5.95%, 10/01/43	55,000	54,576
5.40%, 10/01/47	46,000	42,769
6.00%, 6/15/48	92,000	92,595
	Par(a)	Value
Oil & Gas Producers (Continued)
Energy Transfer L.P.,
5.95%, 5/15/54	$90,000	$90,256

EnLink Midstream LLC, 6.50%, 9/01/30(b)	105,000	107,149
EnLink Midstream Partners L.P.,
5.60%, 4/01/44	45,000	39,940
5.05%, 4/01/45	20,000	16,255
5.45%, 6/01/47	130,000	113,008
Enterprise Products Operating LLC,
3.70%, 1/31/51	14,000	11,011
3.95%, 1/31/60	105,000	83,994
(3M CME Term SOFR + 3.29%), 5.25%, 8/16/77(j)	10,000	9,630
EQM Midstream Partners L.P.,
7.50%, 6/01/27(b)	170,000	174,912
6.50%, 7/01/27(b)	140,000	141,708
5.50%, 7/15/28	30,000	29,727
7.50%, 6/01/30(b)	35,000	37,538
6.50%, 7/15/48	30,000	30,959
Exxon Mobil Corp.,
3.00%, 8/16/39	34,000	27,320
4.23%, 3/19/40	103,000	94,925

Global Partners L.P./GLP Finance Corp., 8.25%, 1/15/32(b)	55,000	56,416
Gulfport Energy Corp., 8.00%, 5/17/26(b)	55,000	55,275
Hess Corp., 4.30%, 4/01/27	85,000	83,981
Hess Midstream Operations L.P.,
5.63%, 2/15/26(b)	114,000	113,282
5.13%, 6/15/28(b)	85,000	82,456
4.25%, 2/15/30(b)	175,000	160,974

HF Sinclair Corp., 5.00%, 2/01/28(b)	45,000	43,673
Kinetik Holdings L.P.,
6.63%, 12/15/28(b)	160,000	162,191
5.88%, 6/15/30(b)	140,000	137,516
Marathon Petroleum Corp.,
6.50%, 3/01/41	64,000	69,698
5.00%, 9/15/54	65,000	57,371
Matador Resources Co.,
5.88%, 9/15/26	150,000	148,652
6.88%, 4/15/28(b)	75,000	76,802

Murphy Oil Corp., 5.88%, 12/01/42	120,000	106,349
Murphy Oil USA, Inc., 4.75%, 9/15/29	25,000	23,680

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Oil & Gas Producers (Continued)
Northern Oil & Gas, Inc.,
8.13%, 3/01/28(b)	$60,000	$60,934
8.75%, 6/15/31(b)	225,000	235,160
Occidental Petroleum Corp.,
8.50%, 7/15/27	35,000	38,242
6.13%, 1/01/31	25,000	25,951
7.50%, 5/01/31	26,000	28,949
6.20%, 3/15/40	86,000	88,049
6.60%, 3/15/46	58,000	62,643
Ovintiv, Inc.,
5.65%, 5/15/28	20,000	20,349
6.25%, 7/15/33	27,000	28,162
7.10%, 7/15/53	29,000	32,267

PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 9/15/30(b)	60,000	62,149
Permian Resources Operating LLC,
6.88%, 4/01/27(b)	90,000	89,457
5.88%, 7/01/29(b)	60,000	58,685
7.00%, 1/15/32(b)	110,000	113,564
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/29	31,000	28,528
4.30%, 1/31/43	8,000	6,488
4.90%, 2/15/45	15,000	13,121

Range Resources Corp., 8.25%, 1/15/29	55,000	57,026
Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	85,000	83,222
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/28(b)	290,000	297,388
SM Energy Co.,
5.63%, 6/01/25	80,000	79,225
6.75%, 9/15/26	75,000	74,899

Southwestern Energy Co., 5.38%, 2/01/29	50,000	48,820
Sunoco L.P./Sunoco Finance Corp., 4.50%, 5/15/29	60,000	55,899
Targa Resources Corp.,
6.50%, 3/30/34	126,000	135,856
4.95%, 4/15/52	24,000	20,930
6.25%, 7/01/52	41,000	42,379

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 2/01/31	95,000	91,105
	Par(a)	Value
Oil & Gas Producers (Continued)

Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	$29,000	$26,456
Venture Global Calcasieu Pass LLC,
4.13%, 8/15/31(b)	175,000	154,756
3.88%, 11/01/33(b)	290,000	245,607

Venture Global LNG, Inc., 8.38%, 6/01/31(b)	140,000	141,377
Vital Energy, Inc., 9.75%, 10/15/30	5,000	5,312
Western Midstream Operating L.P., 4.75%, 8/15/28	38,000	37,240
Williams (The) Cos., Inc.,
4.90%, 3/15/29	71,000	71,120
5.10%, 9/15/45	67,000	63,772
		8,088,363
Oil, Gas Services & Equipment – 0.7%
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	75,000	77,090
Nabors Industries, Inc., 9.13%, 1/31/30(b)	80,000	81,404
Oceaneering International, Inc., 6.00%, 2/01/28	35,000	34,192
Schlumberger Investment S.A., 2.65%, 6/26/30	40,000	35,848
Solaris Midstream Holdings LLC, 7.63%, 4/01/26(b)	90,000	90,146
Transocean Aquila Ltd., 8.00%, 9/30/28(b)	75,000	76,770
Transocean Poseidon Ltd., 6.88%, 2/01/27(b)	317,250	317,272
Transocean Titan Financing Ltd., 8.38%, 2/01/28(b)	70,000	72,351
Transocean, Inc.,
7.50%, 1/15/26(b)	115,000	113,852
8.00%, 2/01/27(b)	145,000	143,852

Weatherford International Ltd., 8.63%, 4/30/30(b)	135,000	137,938
		1,180,715
Publishing & Broadcasting – 0.2%
iHeartCommunications, Inc.,
6.38%, 5/01/26	35,000	30,060
5.25%, 8/15/27(b)	175,000	135,775
4.75%, 1/15/28(b)	315,000	235,462
		401,297

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Real Estate Investment Trusts – 1.9%
Alexandria Real Estate Equities, Inc.,
3.55%, 3/15/52	$9,000	$6,474
5.15%, 4/15/53	8,000	7,547
American Homes 4 Rent L.P.,
3.63%, 4/15/32	15,000	13,392
5.50%, 2/01/34	123,000	124,263
3.38%, 7/15/51	57,000	38,812
American Tower Corp.,
4.40%, 2/15/26	26,000	25,726
3.65%, 3/15/27	35,000	33,795
3.60%, 1/15/28	48,000	45,834
1.50%, 1/31/28	98,000	85,997
5.25%, 7/15/28	27,000	27,388
2.70%, 4/15/31	66,000	56,569
5.65%, 3/15/33	32,000	33,052
Camden Property Trust,
5.85%, 11/03/26	52,000	53,569
2.80%, 5/15/30	79,000	70,614
4.90%, 1/15/34	78,000	76,853
Crown Castle, Inc.,
4.45%, 2/15/26	78,000	76,993
4.80%, 9/01/28	106,000	104,702
5.60%, 6/01/29	46,000	46,870
3.30%, 7/01/30	41,000	36,634
2.10%, 4/01/31	80,000	65,123
2.50%, 7/15/31	58,000	48,334
5.80%, 3/01/34	35,000	36,069

CubeSmart L.P., 2.50%, 2/15/32	64,000	52,916
Extra Space Storage L.P.,
3.90%, 4/01/29	45,000	42,624
4.00%, 6/15/29	20,000	19,003
2.40%, 10/15/31	60,000	49,157

Healthpeak OP LLC, 5.25%, 12/15/32	70,000	70,166
Highwoods Realty L.P., 2.60%, 2/01/31	62,000	49,206
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	85,000	75,280
2.00%, 8/15/31	94,000	74,357
5.50%, 8/15/33	20,000	20,144
2.70%, 1/15/34	42,000	33,641
Iron Mountain, Inc.,
5.25%, 3/15/28(b)	60,000	58,188
4.88%, 9/15/29(b)	190,000	177,547
5.25%, 7/15/30(b)	55,000	51,876
4.50%, 2/15/31(b)	85,000	76,215
	Par(a)	Value
Real Estate Investment Trusts (Continued)
Kilroy Realty L.P.,
2.50%, 11/15/32	$15,000	$11,485
2.65%, 11/15/33	35,000	26,473
Mid-America Apartments L.P.,
3.60%, 6/01/27	45,000	43,520
5.00%, 3/15/34	60,000	59,950

MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 3/15/31	145,000	88,891
NNN REIT, Inc., 5.60%, 10/15/33	50,000	51,141
Prologis L.P.,
3.88%, 9/15/28	71,000	68,862
5.00%, 3/15/34	39,000	39,177
5.25%, 3/15/54	64,000	64,583
Realty Income Corp.,
5.05%, 1/13/26	34,000	34,001
4.13%, 10/15/26	70,000	68,938
3.95%, 8/15/27	62,000	60,346

Regency Centers L.P., 5.25%, 1/15/34	100,000	100,079
Rexford Industrial Realty L.P., 2.15%, 9/01/31	130,000	104,564
Service Properties Trust,
7.50%, 9/15/25	110,000	111,658
4.75%, 10/01/26	80,000	74,220
3.95%, 1/15/28	30,000	25,306
8.63%, 11/15/31(b)	160,000	169,647

STORE Capital Corp., 2.70%, 12/01/31	73,000	57,206
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC, 4.75%, 4/15/28(b)	125,000	106,532
Welltower OP LLC, 2.75%, 1/15/31	55,000	47,574
Weyerhaeuser Co., 4.00%, 3/09/52	27,000	21,909
		3,400,992
Real Estate Services – 0.1%
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	53,000	56,152
Realogy Group LLC/Realogy Co-Issuer Corp.,
5.75%, 1/15/29(b)	120,000	89,133
5.25%, 4/15/30(b)	65,000	45,700
		190,985
Retail - Consumer Staples – 0.0%(e)
Dollar General Corp., 5.20%, 7/05/28	35,000	35,601

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Retail - Discretionary – 1.2%
Asbury Automotive Group, Inc.,
4.50%, 3/01/28	$94,000	$88,374
4.63%, 11/15/29(b)	160,000	147,406
4.75%, 3/01/30	27,000	24,984

AutoZone, Inc., 6.25%, 11/01/28	27,000	28,670
Bath & Body Works, Inc.,
5.25%, 2/01/28	40,000	39,151
6.63%, 10/01/30(b)	10,000	10,132
6.88%, 11/01/35	35,000	34,900
6.75%, 7/01/36	75,000	73,895

Beacon Roofing Supply, Inc., 6.50%, 8/01/30(b)	145,000	147,124
Builders FirstSource, Inc.,
5.00%, 3/01/30(b)	55,000	52,795
4.25%, 2/01/32(b)	70,000	62,597

Foundation Building Materials, Inc., 6.00%, 3/01/29(b)	240,000	210,900
Home Depot (The), Inc.,
4.90%, 4/15/29	71,000	72,696
2.70%, 4/15/30	273,000	247,340
3.30%, 4/15/40	65,000	53,376
3.63%, 4/15/52	21,000	16,611
4.95%, 9/15/52	20,000	19,743

Ken Garff Automotive LLC, 4.88%, 9/15/28(b)	60,000	56,104
LBM Acquisition LLC, 6.25%, 1/15/29(b)	105,000	95,288
Lithia Motors, Inc., 4.38%, 1/15/31(b)	55,000	49,316
Lowe's Cos., Inc.,
4.65%, 4/15/42	33,000	30,701
5.75%, 7/01/53	36,000	38,073
4.45%, 4/01/62	28,000	23,485
5.80%, 9/15/62	24,000	25,156
5.85%, 4/01/63	36,000	37,923

Michaels (The) Cos., Inc., 7.88%, 5/01/29(b)	70,000	44,772
Nordstrom, Inc., 4.25%, 8/01/31	15,000	12,456
Patrick Industries, Inc., 4.75%, 5/01/29(b)	105,000	96,739
Sonic Automotive, Inc.,
4.63%, 11/15/29(b)	130,000	117,756
4.88%, 11/15/31(b)	45,000	39,056
	Par(a)	Value
Retail - Discretionary (Continued)

Specialty Building Products Holdings LLC/SBP Finance Corp., 6.38%, 9/30/26(b)	$150,000	$147,453
Victoria's Secret & Co., 4.63%, 7/15/29(b)	5,000	4,227
		2,149,199
Semiconductors – 0.6%
Advanced Micro Devices, Inc., 4.39%, 6/01/52	31,000	28,425
Analog Devices, Inc., 1.70%, 10/01/28	43,000	38,137
Broadcom, Inc.,
3.19%, 11/15/36(b)	260,000	211,208
4.93%, 5/15/37(b)	64,000	61,725
Intel Corp.,
3.70%, 7/29/25	32,000	31,516
5.13%, 2/10/30	60,000	61,797
2.80%, 8/12/41	132,000	98,014
5.70%, 2/10/53	82,000	86,260
KLA Corp.,
4.70%, 2/01/34	41,000	40,852
3.30%, 3/01/50	41,000	30,622
4.95%, 7/15/52	90,000	88,431
5.25%, 7/15/62	40,000	40,638

Micron Technology, Inc., 5.30%, 1/15/31	50,000	50,521
QUALCOMM, Inc., 6.00%, 5/20/53	96,000	109,124
Texas Instruments, Inc.,
3.88%, 3/15/39	90,000	82,607
5.00%, 3/14/53	25,000	24,981
5.05%, 5/18/63	55,000	54,744
		1,139,602
Software – 0.9%
Cloud Software Group, Inc., 6.50%, 3/31/29(b)	180,000	168,072
Concentrix Corp.,
6.60%, 8/02/28	37,000	38,039
6.85%, 8/02/33	129,000	131,043

GoTo Group, Inc., 5.50%, 9/01/27(b)	165,000	67,904
Intuit, Inc.,
5.20%, 9/15/33	107,000	110,988
5.50%, 9/15/53	136,000	145,088
Microsoft Corp.,
2.53%, 6/01/50	14,000	9,343
2.50%, 9/15/50(b)	48,000	31,691
Oracle Corp.,
2.50%, 4/01/25	120,000	116,408

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Software (Continued)
Oracle Corp.,
2.95%, 5/15/25	$37,000	$36,020
3.25%, 11/15/27	122,000	115,865
2.30%, 3/25/28	68,000	61,737
6.15%, 11/09/29	47,000	50,158
4.30%, 7/08/34	58,000	53,988
3.80%, 11/15/37	16,000	13,657
4.00%, 11/15/47	33,000	26,336
3.60%, 4/01/50	51,000	37,530
3.95%, 3/25/51	26,000	20,200
6.90%, 11/09/52	39,000	45,798
4.38%, 5/15/55	24,000	19,770
3.85%, 4/01/60	131,000	95,106

UKG, Inc., 6.88%, 2/01/31(b)(k)	190,000	192,137
VMware LLC, 2.20%, 8/15/31	35,000	28,904
		1,615,782
Specialty Finance – 2.0%
Air Lease Corp., 5.10%, 3/01/29	29,000	28,846
Aircastle Ltd.,
(5Y US Treasury CMT + 4.41%), 5.25%, 6/15/26(b)(i)(j)	55,000	48,194
6.50%, 7/18/28(b)	65,000	66,583
American Express Co.,
(SOFR + 1.00%), 4.99%, 5/01/26(j)	27,000	26,975
(SOFR + 1.33%), 6.34%, 10/30/26(j)	109,000	111,237
(SOFR Index + 1.28%), 5.28%, 7/27/29(j)	74,000	75,357
(SOFR + 1.94%), 6.49%, 10/30/31(j)	46,000	49,835

Capital One Financial Corp., (SOFR + 2.26%), 6.05%, 2/01/35(j)	52,000	52,843
Discover Financial Services,
4.10%, 2/09/27	34,000	32,690
(SOFR Index + 3.37%), 7.96%, 11/02/34(j)	77,000	85,860

Freedom Mortgage Holdings LLC, 9.25%, 2/01/29(b)(k)	55,000	55,693
GATX Corp.,
3.50%, 6/01/32	83,000	72,834
6.90%, 5/01/34	94,000	103,942
Nationstar Mortgage Holdings, Inc.,
5.00%, 2/01/26(b)	100,000	97,460
6.00%, 1/15/27(b)	175,000	171,591
	Par(a)	Value
Specialty Finance (Continued)
Nationstar Mortgage Holdings, Inc.,
5.13%, 12/15/30(b)	$80,000	$71,905
5.75%, 11/15/31(b)	35,000	32,260
Navient Corp.,
5.00%, 3/15/27	75,000	71,539
4.88%, 3/15/28	340,000	308,876
OneMain Finance Corp.,
6.88%, 3/15/25	100,000	100,375
7.13%, 3/15/26	140,000	141,909
3.50%, 1/15/27	155,000	141,814
3.88%, 9/15/28	15,000	13,164
5.38%, 11/15/29	40,000	37,010
4.00%, 9/15/30	170,000	143,969

PennyMac Financial Services, Inc., 7.88%, 12/15/29(b)	120,000	123,594
Penske Truck Leasing Co. L.P./PTL Finance Corp., 4.20%, 4/01/27(b)	92,000	89,521
Provident Funding Associates L.P./PFG Finance Corp., 6.38%, 6/15/25(b)	105,000	98,260
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
2.88%, 10/15/26(b)	110,000	100,933
2.88%, 10/15/26	15,000	13,763
3.63%, 3/01/29(b)	40,000	35,554
3.63%, 3/01/29	80,000	71,109
3.88%, 3/01/31(b)	290,000	253,405
4.00%, 10/15/33(b)	565,000	479,578

Synchrony Financial, 2.88%, 10/28/31	77,000	61,254
		3,469,732
Steel – 0.2%
ATI, Inc.,
4.88%, 10/01/29	50,000	46,197
7.25%, 8/15/30	95,000	97,762

Commercial Metals Co., 4.13%, 1/15/30	120,000	109,193
Nucor Corp., 4.30%, 5/23/27	39,000	38,721
United States Steel Corp., 6.88%, 3/01/29	22,000	22,293
		314,166
Technology Hardware – 0.8%
Avnet, Inc.,
6.25%, 3/15/28	45,000	46,608
5.50%, 6/01/32	52,000	51,259

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Technology Hardware (Continued)

CommScope Technologies LLC, 5.00%, 3/15/27(b)	$550,000	$202,744
CommScope, Inc.,
6.00%, 3/01/26(b)	65,000	56,302
4.75%, 9/01/29(b)	90,000	59,501

NCR Atleos Corp., 9.50%, 4/01/29(b)	260,000	278,876
NCR Voyix Corp.,
5.00%, 10/01/28(b)	255,000	240,406
5.13%, 4/15/29(b)	70,000	65,494
Seagate HDD Cayman,
4.88%, 6/01/27	25,000	24,507
4.09%, 6/01/29	70,000	64,515
8.25%, 12/15/29(b)	95,000	102,285
9.63%, 12/01/32	3,825	4,394

Viasat, Inc., 6.50%, 7/15/28(b)	65,000	50,168
Western Digital Corp.,
4.75%, 2/15/26	40,000	38,909
2.85%, 2/01/29	60,000	51,305
3.10%, 2/01/32	25,000	19,882
		1,357,155
Technology Services – 1.1%
Booz Allen Hamilton, Inc.,
3.88%, 9/01/28(b)	66,000	62,457
4.00%, 7/01/29(b)	216,000	202,316
Fiserv, Inc.,
5.45%, 3/02/28	39,000	40,011
3.50%, 7/01/29	111,000	104,116
2.65%, 6/01/30	15,000	13,191
5.63%, 8/21/33	80,000	83,321

Gartner, Inc., 3.75%, 10/01/30(b)	90,000	80,517
Global Payments, Inc.,
4.45%, 6/01/28	162,000	158,025
5.95%, 8/15/52	55,000	56,011

GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31(b)	201,000	208,803
IBM International Capital Pte. Ltd.,
4.90%, 2/05/34	101,000	101,350
5.25%, 2/05/44	201,000	200,882

International Business Machines Corp., 4.15%, 7/27/27	36,000	35,518
Moody's Corp., 3.75%, 3/24/25	50,000	49,340
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(b)	120,000	114,625
	Par(a)	Value
Technology Services (Continued)
PayPal Holdings, Inc.,
2.85%, 10/01/29	$12,000	$10,927
2.30%, 6/01/30	60,000	52,050
5.25%, 6/01/62	26,000	25,508

Paysafe Finance PLC/Paysafe Holdings U.S. Corp., 4.00%, 6/15/29(b)	60,000	53,518
Presidio Holdings, Inc.,
4.88%, 2/01/27(b)	30,000	29,057
8.25%, 2/01/28(b)	30,000	29,749
S&P Global, Inc.,
2.70%, 3/01/29	34,000	31,289
1.25%, 8/15/30	32,000	26,048
Sabre GLBL, Inc.,
8.63%, 6/01/27(b)	35,000	32,725
11.25%, 12/15/27(b)	65,000	65,081
		1,866,435
Telecommunications – 1.2%
AT&T, Inc.,
3.50%, 6/01/41	127,000	100,899
3.50%, 9/15/53	54,000	38,566
3.55%, 9/15/55	50,000	35,623
3.80%, 12/01/57	259,000	190,697
3.65%, 9/15/59	122,000	86,107
Frontier Communications Holdings LLC,
5.88%, 10/15/27(b)	185,000	177,939
5.00%, 5/01/28(b)	235,000	216,876
8.75%, 5/15/30(b)	60,000	61,463
Level 3 Financing, Inc.,
4.25%, 7/01/28(b)	45,000	15,075
3.63%, 1/15/29(b)	125,000	36,875

Lumen Technologies, Inc., 4.00%, 2/15/27(b)	85,000	44,307
Sprint Capital Corp.,
6.88%, 11/15/28	61,000	65,906
8.75%, 3/15/32	157,000	192,445
T-Mobile USA, Inc.,
2.25%, 2/15/26	97,000	91,965
2.63%, 4/15/26	45,000	42,840
2.63%, 2/15/29	24,000	21,597
3.38%, 4/15/29	60,000	55,663
2.88%, 2/15/31	63,000	55,119
2.55%, 2/15/31	23,000	19,720
3.50%, 4/15/31	209,000	190,372
5.75%, 1/15/54	23,000	24,185
6.00%, 6/15/54	47,000	51,365
5.50%, 1/15/55	51,000	51,603

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Telecommunications (Continued)
Verizon Communications, Inc.,
1.75%, 1/20/31	$26,000	$21,247
2.55%, 3/21/31	27,000	23,209
4.40%, 11/01/34	107,000	102,107
4.27%, 1/15/36	80,000	75,051
4.81%, 3/15/39	31,000	30,021
6.55%, 9/15/43	78,000	89,645
		2,208,487
Tobacco & Cannabis – 0.0%(e)
Altria Group, Inc., 6.20%, 11/01/28	60,000	63,292
Transportation & Logistics – 1.5%
Allegiant Travel Co., 7.25%, 8/15/27(b)	80,000	78,200
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27	21,920	20,598
Series 2015-2, Class A, 4.00%, 9/22/27	43,840	40,578
Series 2016-1, Class AA, 3.58%, 1/15/28	3,216	3,004
Series 2016-2, Class AA, 3.20%, 6/15/28	18,212	16,696
Series 2016-2, Class A, 3.65%, 6/15/28	6,745	6,108
Series 2017-2, Class AA, 3.35%, 10/15/29	224,745	206,384
Series 2019-1, Class AA, 3.15%, 2/15/32	4,861	4,295

American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(b)	580,000	569,577
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	68,000	62,767
4.38%, 9/01/42	12,000	11,022
4.45%, 3/15/43	7,000	6,502
5.15%, 9/01/43	31,000	31,550
4.55%, 9/01/44	36,000	33,468
3.90%, 8/01/46	61,000	51,031
5.20%, 4/15/54	64,000	65,229
CSX Corp.,
4.50%, 11/15/52	52,000	47,363
4.65%, 3/01/68	67,000	60,406
Delta Air Lines Pass Through Trust,
Series 2015-1, Class A, 3.88%, 7/30/27	7,555	6,949
Series 2020-1, Class A, 2.50%, 6/10/28	36,922	32,882
	Par(a)	Value
Transportation & Logistics (Continued)

FedEx Corp., 4.55%, 4/01/46	$23,000	$20,464
FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 2/20/34	35,262	29,527
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(b)	70,000	65,863
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	16,800	16,825
Norfolk Southern Corp.,
2.55%, 11/01/29	24,000	21,527
5.05%, 8/01/30	39,000	39,800
3.95%, 10/01/42	61,000	51,682
2.90%, 8/25/51	24,000	16,032
5.95%, 3/15/64	129,000	141,474

Rand Parent LLC, 8.50%, 2/15/30(b)	395,000	391,076
Ryder System, Inc.,
6.30%, 12/01/28	49,000	51,937
6.60%, 12/01/33	61,000	66,572
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25(b)	55,000	35,888
8.00%, 9/20/25(b)	30,000	19,575
U.S. Airways Pass Through Trust,
Series 2012-2, Class A, 4.63%, 6/03/25	19,702	19,288
Series 2013-1, Class A, 3.95%, 11/15/25	51,949	50,317
Union Pacific Corp.,
3.38%, 2/01/35	13,000	11,406
3.60%, 9/15/37	14,000	12,373
3.55%, 8/15/39	59,000	50,502
3.35%, 8/15/46	7,000	5,246
3.80%, 10/01/51	22,000	18,031
3.88%, 2/01/55	9,000	7,232
3.95%, 8/15/59	34,000	27,667
3.84%, 3/20/60	17,000	13,565
3.55%, 5/20/61	19,000	14,157
3.75%, 2/05/70	7,000	5,344

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Transportation & Logistics (Continued)
United Airlines Pass Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/27	$38,933	$39,269
Series 2016-2, Class AA, 2.88%, 10/07/28	2,751	2,495
		2,599,743
Transportation Equipment – 0.1%
Allison Transmission, Inc., 4.75%, 10/01/27(b)	155,000	149,080
Wholesale - Consumer Staples – 0.1%
Sysco Corp., 5.75%, 1/17/29	91,000	94,914
Total Corporate Bonds (Cost $78,629,988)		76,756,037

Foreign Issuer Bonds – 47.2%
Angola – 0.3%
Angolan Government International Bond,
8.25%, 5/09/28(b)	460,000	415,058
8.00%, 11/26/29	200,000	174,327
		589,385
Argentina – 0.4%
Argentine Republic Government International Bond,
(Step to 1.75% on 7/09/27), 0.75%, 7/09/30(d)	407,000	164,454
(Step to 4.13% on 7/09/24), 3.63%, 7/09/35(d)	640,380	213,687
(Step to 5.00% on 7/09/24), 4.25%, 1/09/38(d)	204,592	78,755
(Step to 4.88% on 7/09/29), 3.50%, 7/09/41(d)	751,974	250,476
		707,372
Australia – 0.5%
BHP Billiton Finance USA Ltd.,
5.25%, 9/08/30	62,000	63,961
4.90%, 2/28/33	52,000	52,674
5.25%, 9/08/33	80,000	82,186
5.50%, 9/08/53	19,000	20,150

CSL Finance PLC, 4.95%, 4/27/62(b)	31,000	28,996
Mineral Resources Ltd.,
8.13%, 5/01/27(b)	110,000	111,100
		Par(a)	Value
Australia (Continued)
Mineral Resources Ltd.,
8.00%, 11/01/27(b)		$90,000	$92,040
9.25%, 10/01/28(b)		125,000	132,031

NBN Co. Ltd., 2.50%, 1/08/32(b)		200,000	167,483
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51		35,000	23,179
Rio Tinto Finance USA PLC, 5.13%, 3/09/53		63,000	63,422
			837,222
Bahrain – 0.4%
Bahrain Government International Bond,
6.75%, 9/20/29		600,000	604,317
5.63%, 5/18/34		200,000	178,079
			782,396
Belgium – 0.2%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.90%, 2/01/46		197,000	191,461
Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38		93,000	88,450
			279,911
Brazil – 3.6%
Acu Petroleo Luxembourg S.a.r.l., 7.50%, 1/13/32(b)		242,425	232,289
Aegea Finance S.a.r.l., 9.00%, 1/20/31(b)		200,000	210,350
Brazil Notas do Tesouro Nacional, Serie F,
10.00%, 1/01/27	BRL	5,982,000	1,209,658
10.00%, 1/01/29	BRL	8,232,000	1,646,293
10.00%, 1/01/31	BRL	5,999,000	1,183,096
Brazilian Government International Bond,
6.00%, 10/20/33		200,000	197,383
6.13%, 3/15/34		200,000	198,218
5.00%, 1/27/45		200,000	158,720
CSN Resources S.A.,
8.88%, 12/05/30(b)		200,000	205,108
4.63%, 6/10/31(b)		200,000	162,761

Embraer Netherlands Finance B.V., 7.00%, 7/28/30(b)		200,000	210,287
Minerva Luxembourg S.A., 8.88%, 9/13/33(b)		200,000	209,567

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Brazil (Continued)

Samarco Mineracao S.A., 9.50%, 6/30/31(b)(g)	$396,257	$329,509
Vale Overseas Ltd., 6.13%, 6/12/33	200,000	204,279
		6,357,518
Canada – 1.5%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(b)	390,000	367,024
3.50%, 2/15/29(b)	40,000	36,601

Bank of Montreal, 3.70%, 6/07/25	68,000	66,800
Bank of Nova Scotia (The),
4.85%, 2/01/30	44,000	43,927
5.65%, 2/01/34	99,000	102,390
(5Y US Treasury CMT + 2.05%), 4.59%, 5/04/37(j)	121,000	109,835
Baytex Energy Corp.,
8.75%, 4/01/27(b)	165,000	171,703
8.50%, 4/30/30(b)	110,000	114,212
Bombardier, Inc.,
7.13%, 6/15/26(b)	380,000	383,167
6.00%, 2/15/28(b)	35,000	34,099
8.75%, 11/15/30(b)	60,000	62,967

Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC, 4.88%, 2/15/30(b)	70,000	62,076
Canadian Pacific Railway Co., 2.88%, 11/15/29	68,000	61,543
Element Fleet Management Corp., 6.32%, 12/04/28(b)	143,000	148,603
GFL Environmental, Inc.,
4.00%, 8/01/28(b)	80,000	73,381
6.75%, 1/15/31(b)	50,000	51,139

Husky Injection Molding Systems Ltd./Titan Co-Borrower LLC, 9.00%, 2/15/29(b)(k)	45,000	45,000
MEG Energy Corp., 5.88%, 2/01/29(b)	30,000	29,273
Nutrien Ltd.,
5.95%, 11/07/25	24,000	24,400
4.90%, 3/27/28	19,000	19,095
2.95%, 5/13/30	179,000	161,216
5.88%, 12/01/36	7,000	7,379
5.80%, 3/27/53	9,000	9,371

Open Text Corp., 6.90%, 12/01/27(b)	130,000	134,859
		Par(a)	Value
Canada (Continued)

Open Text Holdings, Inc., 4.13%, 2/15/30(b)		$5,000	$4,526
Parkland Corp.,
5.88%, 7/15/27(b)		95,000	94,255
4.50%, 10/01/29(b)		85,000	78,167

Royal Bank of Canada, 5.15%, 2/01/34		36,000	36,083
Strathcona Resources Ltd., 6.88%, 8/01/26(b)		60,000	59,423
Telesat Canada/Telesat LLC, 5.63%, 12/06/26(b)		80,000	48,400
Toronto-Dominion Bank (The), 5.52%, 7/17/28		57,000	58,621
Triton Container International Ltd., 3.15%, 6/15/31(b)		49,000	39,366
			2,738,901
Chile – 0.9%
Bonos de la Tesoreria de la Republica en pesos,
5.00%, 10/01/28(b)	CLP	95,000,000	100,941
6.00%, 4/01/33(b)	CLP	75,000,000	84,599
5.00%, 3/01/35	CLP	100,000,000	103,630
Chile Government International Bond,
2.55%, 7/27/33		200,000	164,684
4.95%, 1/05/36		600,000	588,109
5.33%, 1/05/54		200,000	194,128

Corp. Nacional del Cobre de Chile, 3.00%, 9/30/29		200,000	176,787
Empresa Nacional del Petroleo, 6.15%, 5/10/33(b)		200,000	199,476
			1,612,354
China – 0.8%
Agile Group Holdings Ltd., 6.05%, 10/13/25		205,000	29,715
China Evergrande Group, 8.75%, 6/08/25(l)		200,000	1,750
China Government Bond,
3.27%, 11/19/30	CNY	2,860,000	420,595
2.60%, 9/01/32	CNY	4,390,000	616,221

Fantasia Holdings Group Co. Ltd., 11.88%, 6/01/23(l)		200,000	2,000
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
4.30%, 6/18/29		63,000	61,019
5.00%, 1/15/33		62,000	61,121
3.25%, 5/11/41		66,000	50,121
3.13%, 2/15/42		23,000	16,966

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
China (Continued)

Prosus N.V., 3.83%, 2/08/51		$200,000	$123,654
Sunac China Holdings Ltd.,
6.00%, 9/30/25(b)(g)		17,540	2,289
6.25%, 9/30/26(b)(g)(h)		17,540	2,081
6.50%, 9/30/27(b)(g)(h)		35,081	3,420
6.75%, 9/30/28(b)(g)(h)		52,622	4,604
7.00%, 9/30/29(b)(g)(h)		52,622	4,078
7.25%, 9/30/30(b)(g)(h)		24,724	1,743

Times China Holdings Ltd., 6.20%, 3/22/26(l)		215,000	6,988
Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/27(l)		200,000	15,500
Zhenro Properties Group Ltd., 6.63%, 1/07/26(l)		200,000	1,842
			1,425,707
Colombia – 1.4%
Colombia Government International Bond,
3.88%, 4/25/27		200,000	189,377
7.50%, 2/02/34		400,000	408,896
8.75%, 11/14/53		200,000	217,977
Colombian TES,
6.00%, 4/28/28	COP	226,800,000	52,608
7.75%, 9/18/30	COP	1,803,600,000	434,783
7.00%, 6/30/32	COP	2,029,800,000	451,035
6.25%, 7/09/36	COP	500,100,000	97,084
Ecopetrol S.A.,
8.88%, 1/13/33		183,000	193,234
8.38%, 1/19/36		190,000	192,413
5.88%, 5/28/45		190,000	141,245

Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)		200,000	177,000
			2,555,652
Costa Rica – 0.2%
Costa Rica Government International Bond,
6.55%, 4/03/34(b)		200,000	204,601
7.30%, 11/13/54(b)		200,000	209,280
			413,881
Czech Republic – 1.3%
Czech Republic Government Bond,
1.25%, 2/14/25	CZK	8,090,000	340,682
1.00%, 6/26/26	CZK	6,500,000	264,880
0.25%, 2/10/27	CZK	6,000,000	235,453
5.50%, 12/12/28	CZK	3,810,000	179,694
2.75%, 7/23/29	CZK	8,230,000	342,743
0.95%, 5/15/30	CZK	8,670,000	321,016
		Par(a)	Value
Czech Republic (Continued)
Czech Republic Government Bond,
1.75%, 6/23/32	CZK	$5,220,000	$195,636
2.00%, 10/13/33	CZK	10,070,000	375,518
			2,255,622
Dominican Republic – 0.7%
Dominican Republic International Bond,
5.50%, 2/22/29(b)		200,000	193,471
4.50%, 1/30/30(b)		830,000	754,990
4.88%, 9/23/32(b)		400,000	356,529
			1,304,990
Ecuador – 0.2%
Ecuador Government International Bond,
(Step to 6.90% on 7/31/24), 6.00%, 7/31/30(d)		135,164	70,599
(Step to 5.50% on 7/31/24), 3.50%, 7/31/35(b)(d)		381,291	154,966
(Step to 5.00% on 7/31/24), 2.50%, 7/31/40(d)		400,000	145,500
			371,065
Egypt – 0.8%
Egypt Government International Bond,
5.88%, 2/16/31		400,000	262,012
7.05%, 1/15/32(b)		535,000	358,471
7.30%, 9/30/33		280,000	185,350
8.50%, 1/31/47		500,000	307,123
7.50%, 2/16/61		500,000	288,957
			1,401,913
El Salvador – 0.3%
El Salvador Government International Bond,
6.38%, 1/18/27		30,000	26,700
8.25%, 4/10/32		110,000	94,050
7.12%, 1/20/50		450,000	320,625
			441,375
France – 0.2%
Altice France S.A.,
8.13%, 2/01/27(b)		200,000	178,762
5.13%, 1/15/29(b)		290,000	214,621
			393,383
Gabon – 0.3%
Gabon Government International Bond, 6.63%, 2/06/31		600,000	492,081

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Germany – 0.5%
Deutsche Bank A.G., (5Y USD Swap Rate + 2.55%), 4.88%, 12/01/32(j)		$400,000	$377,323
Deutsche Telekom International Finance B.V., 4.38%, 6/21/28(b)		150,000	147,885
Volkswagen Group of America Finance LLC, 6.45%, 11/16/30(b)		200,000	213,271
ZF North America Capital, Inc., 6.88%, 4/14/28(b)		150,000	154,515
			892,994
Ghana – 0.2%
Ghana Government International Bond,
7.63%, 5/16/29		200,000	89,318
8.13%, 3/26/32		325,000	144,651
8.63%, 4/07/34		200,000	89,375
			323,344
Guatemala – 0.5%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL, 5.25%, 4/27/29(b)		110,000	102,754
Guatemala Government Bond,
4.90%, 6/01/30		400,000	380,240
5.38%, 4/24/32		200,000	191,206
3.70%, 10/07/33(b)		200,000	163,693
			837,893
Hong Kong – 0.2%
Melco Resorts Finance Ltd.,
5.38%, 12/04/29(b)		200,000	177,969
5.38%, 12/04/29		220,000	195,765
			373,734
Hungary – 1.1%
Hungary Government Bond,
5.50%, 6/24/25	HUF	45,250,000	126,864
2.75%, 12/22/26	HUF	77,250,000	198,626
3.00%, 10/27/27	HUF	62,670,000	160,387
3.25%, 10/22/31	HUF	59,400,000	140,780
2.25%, 4/20/33	HUF	208,510,000	438,424
Hungary Government International Bond,
6.13%, 5/22/28(b)		210,000	216,006
6.75%, 9/25/52(b)		200,000	214,580
		Par(a)	Value
Hungary (Continued)

Magyar Export-Import Bank Zrt., 6.13%, 12/04/27(b)		$200,000	$201,549
MVM Energetika Zrt, 7.50%, 6/09/28		200,000	208,125
			1,905,341
Indonesia – 3.5%
Freeport Indonesia PT, 5.32%, 4/14/32(b)		400,000	389,058
Indonesia Asahan Aluminium PT/Mineral Industri Indonesia Persero PT, 4.75%, 5/15/25(b)		200,000	196,954
Indonesia Government International Bond,
4.40%, 3/10/29		300,000	295,576
4.70%, 2/10/34		200,000	197,260
5.65%, 1/11/53		200,000	209,098
Indonesia Treasury Bond,
6.50%, 6/15/25	IDR	11,034,000,000	701,599
8.38%, 9/15/26	IDR	5,700,000,000	379,065
9.00%, 3/15/29	IDR	4,814,000,000	338,186
6.88%, 4/15/29	IDR	7,360,000,000	474,472
7.00%, 9/15/30	IDR	3,482,000,000	225,904
6.38%, 4/15/32	IDR	3,817,000,000	238,638
7.50%, 8/15/32	IDR	5,944,000,000	397,876
7.00%, 2/15/33	IDR	5,421,000,000	353,334
6.63%, 2/15/34	IDR	10,757,000,000	683,352
8.38%, 3/15/34	IDR	2,453,000,000	175,102
7.50%, 6/15/35	IDR	2,678,000,000	180,395
8.38%, 4/15/39	IDR	1,562,000,000	113,307
Perusahaan Penerbit SBSN Indonesia III,
4.70%, 6/06/32(b)		200,000	196,950
5.60%, 11/15/33(b)		200,000	209,536

Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 4.88%, 7/17/49		200,000	168,824
			6,124,486
Israel – 1.1%
Energian Israel Finance Ltd.,
4.88%, 3/30/26(b)		354,568	327,479
5.38%, 3/30/28(b)		156,582	137,072

Leviathan Bond Ltd., 6.75%, 6/30/30(b)		215,000	193,493
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		60,000	57,536

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Israel (Continued)
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/01/26	$500,000	$465,146
7.88%, 9/15/29	200,000	215,723
4.10%, 10/01/46	787,000	538,980
		1,935,429
Italy – 0.4%
Intesa Sanpaolo S.p.A., 6.63%, 6/20/33(b)	400,000	411,360
Telecom Italia Capital S.A.,
6.38%, 11/15/33	70,000	67,847
6.00%, 9/30/34	10,000	9,373
7.20%, 7/18/36	59,000	59,238

UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(b)(j)	200,000	187,564
		735,382
Ivory Coast – 0.2%
Ivory Coast Government International Bond,
6.13%, 6/15/33	200,000	180,546
8.25%, 1/30/37(b)	200,000	198,700
		379,246
Jamaica – 0.1%
Jamaica Government International Bond, 8.00%, 3/15/39	100,000	118,880
Japan – 0.3%
SoftBank Group Corp., 4.63%, 7/06/28	405,000	376,133
Takeda Pharmaceutical Co. Ltd., 5.00%, 11/26/28	200,000	202,836
		578,969
Jordan – 0.2%
Jordan Government International Bond,
7.75%, 1/15/28(b)	200,000	199,805
7.50%, 1/13/29(b)	200,000	195,501
		395,306
Kazakhstan – 0.4%
KazMunayGas National Co. JSC,
4.75%, 4/19/27	200,000	195,199
5.38%, 4/24/30	200,000	196,609
5.75%, 4/19/47	300,000	261,667
		653,475
		Par(a)	Value
Kenya – 0.2%
Republic of Kenya Government International Bond,
7.00%, 5/22/27		$200,000	$184,568
6.30%, 1/23/34		205,000	160,168
			344,736
Luxembourg – 0.1%
Altice Financing S.A., 5.00%, 1/15/28(b)		240,000	215,672
Macau – 0.4%
Sands China Ltd., 5.65%, 8/08/28		200,000	196,307
Studio City Finance Ltd., 5.00%, 1/15/29(b)		200,000	170,750
Wynn Macau Ltd.,
5.50%, 1/15/26(b)		200,000	194,288
5.13%, 12/15/29(b)		200,000	177,927
			739,272
Malaysia – 2.0%
Malaysia Government Bond,
3.88%, 3/14/25	MYR	2,554,000	543,648
3.73%, 6/15/28	MYR	3,553,000	755,318
3.89%, 8/15/29	MYR	3,048,000	652,444
4.76%, 4/07/37	MYR	2,369,000	540,154
4.89%, 6/08/38	MYR	2,185,000	508,219
3.76%, 5/22/40	MYR	778,000	158,316

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	356,063
			3,514,162
Mexico – 3.8%
Buffalo Energy Mexico Holdings/Buffalo Energy Infrastructure/Buffalo Energy, 7.88%, 2/15/39(b)		200,000	206,780
Cemex S.A.B. de C.V.,
(5Y US Treasury CMT + 4.53%), 5.13%, 6/08/26(b)(i)(j)		200,000	190,497
(5Y US Treasury CMT + 5.16%), 9.13%, 3/14/28(b)(i)(j)		275,000	292,798
Mexican Bonos,
5.75%, 3/05/26	MXN	7,445,100	399,209
8.50%, 5/31/29	MXN	4,754,500	269,444
7.75%, 5/29/31	MXN	11,900,900	639,834
7.50%, 5/26/33	MXN	12,932,800	672,313
7.75%, 11/23/34	MXN	13,448,300	702,001
10.00%, 11/20/36	MXN	1,224,400	75,454
8.50%, 11/18/38	MXN	10,499,200	573,227

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Mexico (Continued)
Mexican Bonos,
7.75%, 11/13/42	MXN	$5,936,800	$296,631
Mexico Government International Bond,
6.35%, 2/09/35		800,000	831,915
6.34%, 5/04/53		330,000	328,945
Petroleos Mexicanos,
5.95%, 1/28/31		757,000	597,330
6.70%, 2/16/32		510,000	416,405
6.63%, 6/15/35		327,000	246,138
			6,738,921
Morocco – 0.2%
Morocco Government International Bond, 5.95%, 3/08/28(b)		400,000	407,635
Mozambique – 0.1%
Mozambique International Bond, 9.00%, 9/15/31		200,000	173,710
Netherlands – 0.4%
Cooperatieve Rabobank U.A., (1Y US Treasury CMT + 1.75%), 4.66%, 8/22/28(b)(j)		250,000	246,986
Shell International Finance B.V.,
4.13%, 5/11/35		23,000	21,770
2.88%, 11/26/41		29,000	21,765
4.00%, 5/10/46		26,000	22,352
3.00%, 11/26/51		53,000	36,893

Ziggo Bond Co. B.V., 6.00%, 1/15/27(b)		345,000	338,481
			688,247
Nigeria – 0.6%
IHS Holding Ltd., 6.25%, 11/29/28		200,000	169,416
Nigeria Government International Bond,
6.13%, 9/28/28(b)		200,000	173,663
7.38%, 9/28/33		400,000	329,880
7.70%, 2/23/38(b)		390,000	306,743
			979,702
Oman – 0.6%
Oman Government International Bond,
6.00%, 8/01/29		400,000	410,028
6.25%, 1/25/31(b)		700,000	723,926
			1,133,954
		Par(a)	Value
Pakistan – 0.4%
Pakistan Government International Bond,
6.00%, 4/08/26(b)		$600,000	$465,000
6.88%, 12/05/27		335,000	243,944
			708,944
Panama – 0.5%
Panama Government International Bond,
3.16%, 1/23/30		400,000	334,344
2.25%, 9/29/32		200,000	141,676
6.40%, 2/14/35		450,000	424,537
			900,557
Paraguay – 0.1%
Paraguay Government International Bond, 3.85%, 6/28/33		300,000	259,750
Peru – 1.0%
Peru Government Bond,
6.15%, 8/12/32	PEN	417,000	107,940
7.30%, 8/12/33(b)	PEN	400,000	111,012
5.40%, 8/12/34	PEN	525,000	125,635
Peruvian Government International Bond,
2.78%, 1/23/31		526,000	456,501
7.30%, 8/12/33(b)		270,000	74,933
3.00%, 1/15/34		740,000	617,009
6.90%, 8/12/37	PEN	1,134,000	300,860

Volcan Cia Minera S.A.A., 4.38%, 2/11/26(b)		35,000	20,387
			1,814,277
Philippines – 0.5%
Philippine Government International Bond,
3.56%, 9/29/32		600,000	544,908
2.95%, 5/05/45		200,000	141,416
3.20%, 7/06/46		350,000	254,008
			940,332
Poland – 1.8%
Republic of Poland Government Bond,
3.25%, 7/25/25	PLN	1,011,000	246,511
2.50%, 7/25/26	PLN	1,665,000	393,252
2.50%, 7/25/27	PLN	981,000	226,757
2.75%, 10/25/29	PLN	1,005,000	224,419
1.25%, 10/25/30	PLN	2,014,000	397,809
1.75%, 4/25/32	PLN	2,257,000	438,904
6.00%, 10/25/33	PLN	3,161,000	836,422

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)	Value
Poland (Continued)
Republic of Poland Government International Bond,
4.88%, 10/04/33		$282,000	$281,069
5.50%, 4/04/53		213,000	214,944
			3,260,087
Qatar – 0.3%
QatarEnergy,
2.25%, 7/12/31		350,000	293,562
3.30%, 7/12/51		400,000	279,010
			572,572
Romania – 1.2%
Romania Government Bond,
4.75%, 2/24/25	RON	360,000	77,299
3.25%, 6/24/26	RON	1,710,000	351,131
5.00%, 2/12/29	RON	470,000	96,967
7.35%, 4/28/31	RON	1,605,000	368,646
6.70%, 2/25/32	RON	2,280,000	511,385
Romanian Government International Bond,
6.63%, 2/17/28(b)		100,000	103,515
5.88%, 1/30/29(b)		100,000	100,994
7.13%, 1/17/33(b)		280,000	302,019
6.38%, 1/30/34(b)		40,000	40,850
7.63%, 1/17/53(b)		170,000	189,762
			2,142,568
Saudi Arabia – 1.0%
Gaci First Investment Co., 5.13%, 2/14/53		200,000	170,850
Greensaif Pipelines Bidco S.a.r.l., 6.51%, 2/23/42		600,000	614,579
Saudi Government International Bond,
4.75%, 1/16/30(b)		604,000	602,363
5.75%, 1/16/54(b)		406,000	401,673
			1,789,465
South Africa – 2.8%
Eskom Holdings SOC Ltd.,
8.45%, 8/10/28		400,000	400,766
6.35%, 8/10/28		300,000	291,559
Republic of South Africa Government Bond,
10.50%, 12/21/26	ZAR	3,654,517	204,222
7.00%, 2/28/31	ZAR	1,611,193	72,257
8.25%, 3/31/32	ZAR	12,846,227	598,965
8.88%, 2/28/35	ZAR	24,604,861	1,108,254
8.50%, 1/31/37	ZAR	15,024,445	626,376
9.00%, 1/31/40	ZAR	10,406,227	432,923
8.75%, 1/31/44	ZAR	19,949,000	787,891
		Par(a)	Value
South Africa (Continued)

Republic of South Africa Government International Bond, 5.65%, 9/27/47		$200,000	$148,500
Sasol Financing USA LLC, 8.75%, 5/03/29(b)		200,000	203,348
			4,875,061
Spain – 0.3%
Banco Santander S.A., 6.94%, 11/07/33		200,000	221,669
CaixaBank S.A., (SOFR + 2.77%), 6.84%, 9/13/34(b)(j)		200,000	212,726
Iberdrola International B.V., 5.81%, 3/15/25		33,000	33,209
			467,604
Sri Lanka – 0.1%
Sri Lanka Government International Bond, 6.75%, 4/18/28		400,000	204,165
Switzerland – 0.3%
Swiss Re Treasury U.S. Corp., 4.25%, 12/06/42(b)		64,000	54,052
UBS A.G., 5.65%, 9/11/28		200,000	206,725
UBS Group A.G., (1Y US Treasury CMT + 1.75%), 4.75%, 5/12/28(b)(j)		200,000	197,137
			457,914
Thailand – 1.5%
Thailand Government Bond,
2.25%, 3/17/27	THB	18,076,000	509,282
1.60%, 12/17/29	THB	19,701,000	530,252
2.00%, 12/17/31	THB	8,427,000	228,418
3.35%, 6/17/33	THB	16,023,000	478,494
1.59%, 12/17/35	THB	5,110,000	127,613
3.30%, 6/17/38	THB	11,699,000	345,594
3.45%, 6/17/43	THB	15,170,000	451,417
			2,671,070
Turkey – 1.4%
Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 1/14/29(b)		400,000	414,416
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(b)		200,000	211,000
Turkiye Government Bond,
12.60%, 10/01/25	TRY	7,200,000	164,571
26.20%, 10/05/33	TRY	9,623,260	319,190

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Turkey (Continued)
Turkiye Government International Bond,
9.38%, 3/14/29	$200,000	$214,908
9.13%, 7/13/30	400,000	426,000
5.75%, 5/11/47	625,000	454,975

Yapi ve Kredi Bankasi A.S., (5Y US Treasury CMT + 5.28%), 9.25%, 1/17/34(b)(j)	200,000	200,750
		2,405,810
Ukraine – 0.2%
Ukraine Government International Bond,
7.75%, 9/01/27	300,000	77,688
7.25%, 3/15/35	600,000	138,000
7.75%, 8/01/41(c)(m)	191,000	88,695
		304,383
United Arab Emirates – 0.7%
Abu Dhabi Government International Bond, 3.13%, 9/30/49	200,000	140,190
Finance Department Government of Sharjah, 6.50%, 11/23/32(b)	400,000	412,293
Galaxy Pipeline Assets Bidco Ltd.,
2.63%, 3/31/36(b)	350,000	284,241
2.94%, 9/30/40(b)	209,952	168,075

MDGH GMTN RSC Ltd., 5.08%, 5/22/53	200,000	190,501
		1,195,300
United Kingdom – 1.0%
BAT Capital Corp.,
6.42%, 8/02/33	50,000	52,444
7.08%, 8/02/43	54,000	57,290
7.08%, 8/02/53	75,000	79,589

Coca-Cola Europacific Partners PLC, 1.50%, 1/15/27(b)	200,000	181,649
Global Auto Holdings Ltd./AAG FH UK Ltd., 8.38%, 1/15/29(b)	200,000	188,576
Jaguar Land Rover Automotive PLC, 5.50%, 7/15/29(b)	200,000	191,704
Lloyds Banking Group PLC, (1Y US Treasury CMT + 1.75%), 5.68%, 1/05/35(j)	200,000	202,694
LSEGA Financing PLC, 1.38%, 4/06/26(b)	200,000	185,347
	Par(a)	Value
United Kingdom (Continued)

NatWest Group PLC, (1Y US Treasury CMT + 1.95%), 5.81%, 9/13/29(j)	$200,000	$204,686
RELX Capital, Inc., 4.00%, 3/18/29	39,000	37,985
Reynolds American, Inc., 5.85%, 8/15/45	16,000	14,812
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(b)	250,000	240,452
Vodafone Group PLC,
5.13%, 6/19/59	22,000	20,085
5.75%, 2/10/63	28,000	28,378
(5Y US Treasury CMT + 3.07%), 5.13%, 6/04/81(j)	15,000	11,322
		1,697,013
Uruguay – 0.3%
Uruguay Government International Bond,
5.75%, 10/28/34	375,000	400,656
5.10%, 6/18/50	140,000	136,059
		536,715
Zambia – 0.7%
First Quantum Minerals Ltd.,
6.88%, 3/01/26(b)	910,000	866,815
8.63%, 6/01/31(b)	200,000	185,500

Zambia Government International Bond, 5.38%, 9/20/22(l)	300,000	170,943
		1,223,258
Total Foreign Issuer Bonds (Cost $84,287,094)		83,578,063

Mortgage-Backed Securities – 0.6%
Commercial Mortgage-Backed Securities – 0.6%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 5.10%, 5/10/47(b)(n)	175,000	117,440
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.92%, 10/15/45(b)	100,000	87,778
GS Mortgage Securities Trust,
Series 2011-GC5, Class C, 5.30%, 8/10/44(b)(n)	35,000	25,859
Series 2011-GC5, Class D, 5.30%, 8/10/44(b)(n)	315,000	113,645

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
GS Mortgage Securities Trust,
Series 2013-GC13, Class C, 3.96%, 7/10/46(b)(n)	$320,000	$258,122
Series 2014-GC22, Class D, 4.84%, 6/10/47(b)(n)	50,000	21,984

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.36%, 2/15/46(b)	100,000	88,009
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.21%, 8/15/46(n)	110,000	66,771
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.42%, 10/15/30(b)(n)	100,000	61,011
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class C, 4.46%, 8/15/50	75,000	29,418
Series 2016-C36, Class C, 4.26%, 11/15/59(n)	45,000	34,469
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class D, 6.05%, 3/15/44(b)(n)	56,647	15,719
Series 2012-C10, Class C, 4.48%, 12/15/45(n)	120,000	85,350
Total Mortgage-Backed Securities (Cost $1,570,845)		1,005,575

Term Loans – 1.2%(c)
Advertising & Marketing – 0.1%
Planet US Buyer LLC, Term B Loan, 1/31/31(o)	114,000	113,715
Aerospace & Defense – 0.1%
TransDigm, Inc., Tranche J Term Loan, (3M USD CME Term SOFR + 3.25%), 8.60%, 2/28/31	200,000	200,164
Chemicals – 0.0%
Chemours Co., The Tranche B-3 US$ Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.83%, 8/18/28	100,747	100,319
	Par(a)	Value
Consumer Non-Cyclical – 0.0%(e)
IVC Acquisition Ltd., Facility B9, (3M USD CME Term SOFR + 5.50%, 0.50% Floor), 10.87%, 11/17/28	$97,000	$97,000
Electric Utilities – 0.0%(e)
Talen Energy Supply LLC, Initial Term B Loan, (3M USD CME Term SOFR + 4.50%, 0.50% Floor), 9.87%, 5/17/30	36,815	36,851
Food – 0.1%
Chobani LLC, 2023 Additional Term Loan, (1M USD CME Term SOFR + 3.75%), 9.08%, 10/25/27	125,000	125,000
Health Care Facilities & Services – 0.1%
Star Parent, Inc., Term Loan, (3M USD CME Term SOFR + 4.00%), 9.35%, 9/27/30	165,740	161,714
Insurance – 0.2%
Acrisure LLC, 2020 Term Loan, (3M USD Syn LIBOR + 3.50%), 9.15%, 2/15/27	197,473	196,332
AssuredPartners, Inc., 2023 Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 9.08%, 2/12/27	13,960	13,925
USI, Inc., 2023 Second Funding New Term Loan, (3M USD CME Term SOFR + 3.25%), 8.60%, 9/27/30	17,239	17,199
USI, Inc., 2023-B Term Loan, (3M USD CME Term SOFR + 3.00%), 8.35%, 11/22/29	71,459	71,331
		298,787
Internet Media & Services – 0.1%
MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.58%, 5/03/28	145,883	142,715

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(a)	Value
Leisure Facilities & Services – 0.2%
Carnival Corp., 2021 Incremental Term B Advance, (1M USD CME Term SOFR + 3.25%, 0.75% Floor), 8.70%, 10/18/28	$249,346	$249,111
Carnival Corp., Initial Advance, (1M USD CME Term SOFR + 3.00%, 0.75% Floor), 8.34%, 8/09/27	67,243	67,193
		316,304
Real Estate Investment Trusts – 0.0%(e)
Iron Mountain Information Management LLC, Amendment No.1 Incremental Term B Loan, (1M USD CME Term SOFR + 2.25%), 7.59%, 1/31/31	75,000	74,485
Retail - Discretionary – 0.0%(e)
Edelman Financial Engines Center LLC, The Initial Term Loan,
4/07/28(o)	49,872	49,505
(1M USD CME Term SOFR + 3.50%), 8.95%, 4/07/28	34,911	34,654
		84,159
Software – 0.1%
CT Technologies Intermediate Holdings, Inc. (Smart Holdings Corp.), 2021 Term Loan, 12/16/25(o)	150,000	146,785
Technology Services – 0.1%
Neptune BidCo US, Inc., Dollar Term B Loan, (3M USD CME Term SOFR + 5.00%, 0.50% Floor), 10.42%, 4/11/29	131,912	121,043
Transportation & Logistics – 0.1%
PODS LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.00%, 0.75% Floor), 8.45%, 3/31/28	148,128	143,832
Total Term Loans (Cost $2,155,273)		2,162,873

	Par(a)	Value
U.S. Government Obligations – 0.5%
U.S. Treasury Bonds – 0.1%
4.75%, 11/15/43	$42,500	$44,990
4.13%, 8/15/53	150,300	147,787
		192,777
U.S. Treasury Notes – 0.4%
4.25%, 1/31/26	20,000	20,009
4.00%, 1/15/27	44,000	43,990
4.00%, 1/31/29	298,300	300,095
4.00%, 1/31/31	81,000	81,418
4.50%, 11/15/33	247,300	258,235
		703,747
Total U.S. Government Obligations (Cost $890,120)		896,524

	Number of Shares
Warrants – 0.0%(e)
Engineering & Construction – 0.0%(e)
Mcdermott International Ltd., Class A(p)*	3,868	—
Mcdermott International Ltd., Class B(p)*	4,298	—
Total Warrants (Cost $6,000)		—

	Par(a)/Number of Shares
Short-Term Investments – 4.2%
Corporate Bonds – 0.4%
Avangrid, Inc., 3.15%, 12/01/24	47,000	45,982

Dominion Energy, Inc., 3.07%, 8/15/24	38,000	37,440

Energy Transfer L.P., (3M USD LIBOR + 4.03%), 9.67%, 2/20/24(c)(i)	315,000	308,250

Phillips 66, 0.90%, 2/15/24	42,000	41,922

QVC, Inc., 4.85%, 4/01/24	5,000	4,974

Trane Technologies Financing Ltd., 3.55%, 11/01/24	257,000	253,412

U.S. Airways Pass Through Trust, Series 2012-1, Class A, 5.90%, 10/01/24	26,509	26,501
		718,481

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(a)/Number of Shares	Value
Foreign Issuer Bonds – 1.3%
Brazil Notas do Tesouro Nacional, Serie F, 10.00%, 1/01/25	BRL	5,295,000	$1,066,932

Global Aircraft Leasing Co. Ltd., (100% Cash), 6.50%, 9/15/24(b)(g)		92,718	89,357

Hungary Government Bond, 2.50%, 10/24/24	HUF	25,460,000	69,668

Kaisa Group Holdings Ltd., 9.38%, 6/30/24(l)		200,000	5,500
Republic of Poland Government Bond,
2.50%, 4/25/24	PLN	1,152,000	286,252
2.25%, 10/25/24	PLN	2,539,000	622,583

UBS A.G., 5.13%, 5/15/24		200,000	199,185
			2,339,477
	Par(a)/Number of Shares	Value
Money Market Fund – 1.8%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.17%(q)	3,293,260	$3,293,260
U.S. Treasury Bills – 0.7%
U.S. Treasury Bill, 5.12%, 4/09/24(r)	1,180,000	1,168,376
Total Short-Term Investments (Cost $7,452,350)		7,519,594
Total Investments – 98.9% (Cost $179,374,535)		175,383,485
Other Assets less Liabilities – 1.1%(s)		1,884,514
NET ASSETS – 100.0%		$177,267,999

Percentages shown are based on Net Assets.

(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Variable or floating rate security. Rate as of January 31, 2024 is disclosed.
(d)	Step coupon bond. Rate as of January 31, 2024 is disclosed.
(e)	Amount rounds to less than 0.05%.
(f)	Zero coupon bond.
(g)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(h)	Restricted security that has been deemed illiquid. At January 31, 2024, the value of these restricted illiquid securities amounted to $17,011 or 0.01% of net assets. Additional information on these restricted illiquid securities is as follows:

Security	Acquisition Date	Acquisition Cost
Sunac China Holdings Ltd., 1.00%, 9/30/32	11/20/23	$2,336
Sunac China Holdings Ltd., 6.25%, 9/30/26	11/20/23	1,882
Sunac China Holdings Ltd., 6.50%, 9/30/27	11/20/23	3,815
Sunac China Holdings Ltd., 6.75%, 9/30/28	11/20/23	4,526
Sunac China Holdings Ltd., 7.00%, 9/30/29	11/20/23	4,210
Sunac China Holdings Ltd., 7.25%, 9/30/30	11/20/23	1,820

(i)	Perpetual bond. Maturity date represents next call date.
(j)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2024 is disclosed.
(k)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2024.
(l)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(m)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(n)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2024 is disclosed.
(o)	Position is unsettled. Contract rate was not determined at January 31, 2024 and does not take effect until settlement date.
(p)	Investment is valued using significant unobservable inputs (Level 3).
(q)	7-day current yield as of January 31, 2024 is disclosed.
(r)	Discount rate at the time of purchase.
(s)	Includes appreciation/(depreciation) on forward foreign currency exchange and futures contracts.
*	Non-Income Producing Security

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Abbreviations:

1Y	1 Year
1M	1 Month
3M	3 Month
5Y	5 Year
10Y	10 Year
BDC	Business Development Company
BRL	Brazilian Real
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
GMTN	Global Medium Term Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company
PLN	Polish Zloty
REIT	Real Estate Investment Trust
RON	Romania New Leu
S&P	Standards & Poor's
SOFR	United States Secured Overnight Financing Rate
THB	Thai Baht
TRY	Turkish Lira
USD	United States Dollar
ZAR	South African Rand
Concentration by Currency (%)(a)
U.S. Dollar	76.0
All other currencies less than 5%	24.0
Total	100.0
(a) Percentages shown are based on Net Assets.
Sector Diversification (%)(a)
Foreign Issuer Bonds	47.2
Corporate Bonds	43.3
All other sectors less than 5%(b)	9.5
Total	100.0
(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Futures Contracts outstanding at January 31, 2024: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	1	3/19/2024	USD	112,328	$172
Ultra U.S. Treasury Bond	8	3/19/2024	USD	1,033,750	40,500
2-Year U.S. Treasury Note	23	3/28/2024	USD	4,730,094	38,607
Total Long Contracts					$79,279
Short Contracts
Ultra 10-Year U.S. Treasury Note	(42)	3/19/2024	USD	4,908,750	$(162,872)
5-Year U.S. Treasury Note	(1)	3/28/2024	USD	108,391	(16)
Total Short Contracts					$(162,888)
					$(83,609)

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2024:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

12/11/24	U.S. Dollars	276,299	Egyptian Pounds	13,915,762	JPMorgan Chase	$61,460
2/09/24	U.S. Dollars	2,453,202	Thai Baht	84,931,791	Morgan Stanley	57,525
3/18/24	Colombian Pesos	3,712,152,000	U.S. Dollars	903,200	Morgan Stanley	41,925
2/09/24	U.S. Dollars	1,234,598	Thai Baht	43,068,964	Barclays	19,749
3/18/24	Colombian Pesos	1,184,175,000	U.S. Dollars	285,000	Deutsche Bank	16,495
3/18/24	U.S. Dollars	540,000	Peruvian Nuevo Soles	2,020,140	Citibank	9,583
2/29/24	U.S. Dollars	718,018	Indonesian Rupiahs	11,200,000,000	Bank of America	8,263
3/18/24	Euro	335,461	U.S. Dollars	358,946	Barclays	4,314
2/29/24	Indian Rupees	60,582,700	U.S. Dollars	724,400	Deutsche Bank	4,099
2/20/24	Polish Zloty	1,179,588	U.S. Dollars	292,484	Bank of America	2,040
2/09/24	Thai Baht	128,000,755	U.S. Dollars	3,608,654	Barclays	1,872
4/15/24	Turkish Lira	6,363,000	U.S. Dollars	193,120	Barclays	1,371
2/20/24	U.S. Dollars	217,657	Hungarian Forints	77,313,959	Goldman Sachs	424
2/20/24	U.S. Dollars	146,116	Hungarian Forints	51,863,036	BNP Paribas	393
Total Unrealized Appreciation						$229,513

4/22/24	Chilean Pesos	42,255,670	U.S. Dollars	45,699	Citibank	$(488)
3/06/24	Turkish Lira	3,430,350	U.S. Dollars	110,000	BNP Paribas	(683)
3/06/24	Turkish Lira	2,704,297	U.S. Dollars	86,907	Bank of America	(727)
3/19/24	Malaysian Ringgit	625,793	U.S. Dollars	135,000	Barclays	(1,957)
3/18/24	U.S. Dollars	361,300	Euro	335,461	BNP Paribas	(1,960)
2/20/24	U.S. Dollars	292,107	Polish Zloty	1,179,588	Bank of America	(2,417)
10/28/24	Turkish Lira	16,133,789	U.S. Dollars	406,700	JPMorgan Chase	(2,774)
3/18/24	U.S. Dollars	585,400	Colombian Pesos	2,318,769,400	Citibank	(4,966)
2/20/24	Hungarian Forints	129,176,995	U.S. Dollars	368,044	BNP Paribas	(5,089)
4/22/24	Chilean Pesos	410,569,051	U.S. Dollars	444,700	JPMorgan Chase	(5,415)
2/26/24	Chinese Offshore Yuan	19,010,202	U.S. Dollars	2,654,500	BNP Paribas	(6,027)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/08/24	South Korean Won	457,660,000	U.S. Dollars	350,000	Bank of America	$(6,348)
3/15/24	South Korean Won	718,232,160	U.S. Dollars	547,600	Barclays	(8,080)
9/18/24	Turkish Lira	6,561,000	U.S. Dollars	180,000	Morgan Stanley	(8,893)
3/18/24	Peruvian Nuevo Soles	2,454,562	U.S. Dollars	656,300	Standard Chartered Bank	(11,819)
9/18/24	Turkish Lira	9,794,664	U.S. Dollars	268,200	JPMorgan Chase	(12,761)
4/11/24	Thai Baht	31,857,421	U.S. Dollars	920,894	JPMorgan Chase	(17,884)
12/11/24	Egyptian Pounds	4,938,536	U.S. Dollars	102,396	Bank of America	(26,152)
12/11/24	Egyptian Pounds	8,977,226	U.S. Dollars	184,312	JPMorgan Chase	(45,717)
Total Unrealized Depreciation						$(170,157)
Net Unrealized Appreciation						$59,356
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$604,613	$—	$604,613
Common Stocks	319,228	—	—	319,228
Convertible Bonds	—	2,365,973	—	2,365,973
Convertible Preferred Stocks	175,005	—	—	175,005
Corporate Bonds	—	76,756,037	—	76,756,037
Foreign Issuer Bonds	—	83,578,063	—	83,578,063
Mortgage-Backed Securities	—	1,005,575	—	1,005,575
Term Loans	—	2,162,873	—	2,162,873
U.S. Government Obligations	—	896,524	—	896,524
Warrants	—	—	—*	—
Short-Term Investments	3,293,260	4,226,334	—	7,519,594
Total Investments	$3,787,493	$171,595,992	$—	$175,383,485

*Includes securities determined to have no value as of January 31, 2024.

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$79,279	$—	$—	$79,279
Forward Foreign Currency Exchange Contracts	—	229,513	—	229,513
Total Assets - Derivative Financial Instruments	$79,279	$229,513	$—	$308,792

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Liabilities:
Futures Contracts	$(162,888)	$—	$—	$(162,888)
Forward Foreign Currency Exchange Contracts	—	(170,157)	—	(170,157)
Total Liabilities - Derivative Financial Instruments	$(162,888)	$(170,157)	$—	$(333,045)
Net Derivative Financial Instruments	$(83,609)	$59,356	$—	$(24,253)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Common Stocks – 53.3%
Advertising & Marketing – 1.9%
Dentsu Group, Inc. (Japan)	1,900	$50,428
Omnicom Group, Inc.	60,277	5,447,835
WPP PLC (United Kingdom)	7,613	73,622
		5,571,885
Aerospace & Defense – 0.1%
BAE Systems PLC (United Kingdom)	10,926	162,759
Asset Management – 0.1%
Charles Schwab (The) Corp.	5,070	319,004
Schroders PLC (United Kingdom)	1	3
St. James's Place PLC (United Kingdom)	6,942	57,149
		376,156
Automotive – 0.8%
Bridgestone Corp. (Japan)	7,700	333,662
Denso Corp. (Japan)	9,600	150,797
Honda Motor Co. Ltd. (Japan)	43,500	486,246
Nissan Motor Co. Ltd. (Japan)	37,400	146,826
Stanley Electric Co. Ltd. (Japan)	8,400	160,444
Sumitomo Electric Industries Ltd. (Japan)	5,700	75,762
Toyota Motor Corp. (Japan)	49,400	986,411
		2,340,148
Banking – 4.8%
Bank of America Corp.	37,544	1,276,871
Barclays PLC (United Kingdom)	43,410	80,670
Citigroup, Inc.	14,895	836,652
Citizens Financial Group, Inc.	19,363	633,170
Comerica, Inc.	4,331	227,724
Cullen/Frost Bankers, Inc.	3,710	393,705
Fifth Third Bancorp	18,611	637,241
HSBC Holdings PLC (United Kingdom)	53,788	419,961
Huntington Bancshares, Inc.	62,189	791,666
JPMorgan Chase & Co.	5,722	997,688
KeyCorp	33,714	489,864
Lloyds Banking Group PLC (United Kingdom)	277,733	148,880
M&T Bank Corp.	6,165	851,387
Mitsubishi UFJ Financial Group, Inc. (Japan)	30,800	288,490
	Number of Shares	Value
Banking (Continued)
Mizuho Financial Group, Inc. (Japan)	4,900	$88,992
NatWest Group PLC (United Kingdom)	23,329	65,839
PNC Financial Services Group (The), Inc.	6,342	958,974
Regions Financial Corp.	17,861	333,465
Resona Holdings, Inc. (Japan)	12,500	69,003
Standard Chartered PLC (United Kingdom)	9,164	69,257
Sumitomo Mitsui Financial Group, Inc. (Japan)	9,000	468,120
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	12,800	262,314
Truist Financial Corp.	23,466	869,650
U.S. Bancorp	22,666	941,546
Wells Fargo & Co.	31,144	1,562,806
		13,763,935
Beverages – 0.2%
Asahi Group Holdings Ltd. (Japan)	2,100	78,053
Diageo PLC (United Kingdom)	7,795	281,539
Kirin Holdings Co. Ltd. (Japan)	15,000	215,609
		575,201
Biotechnology & Pharmaceuticals – 0.7%
Astellas Pharma, Inc. (Japan)	11,400	132,724
AstraZeneca PLC (United Kingdom)	4,804	636,899
Chugai Pharmaceutical Co. Ltd. (Japan)	7,700	276,971
Daiichi Sankyo Co. Ltd. (Japan)	8,400	251,488
GSK PLC	13,518	267,356
Ono Pharmaceutical Co. Ltd. (Japan)	3,300	59,480
Takeda Pharmaceutical Co. Ltd. (Japan)	9,200	270,392
		1,895,310
Cable & Satellite – 0.3%
Comcast Corp., Class A	16,241	755,856
Chemicals – 0.2%
Nitto Denko Corp. (Japan)	2,000	165,916
Shin-Etsu Chemical Co. Ltd. (Japan)	10,000	393,622
Toray Industries, Inc. (Japan)	11,800	58,958
		618,496

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Commercial Support Services – 3.0%
Compass Group PLC (United Kingdom)	5,566	$153,309
H&R Block, Inc.	108,540	5,084,014
Recruit Holdings Co. Ltd. (Japan)	9,000	355,488
Rentokil Initial PLC (United Kingdom)	584,218	3,008,576
Secom Co. Ltd. (Japan)	2,100	152,419
		8,753,806
Construction Materials – 0.0%(a)
CRH PLC	1,069	75,837
Diversified Industrials – 0.1%
Hitachi Ltd. (Japan)	3,000	235,651
E-Commerce Discretionary – 3.5%
Alibaba Group Holding Ltd. (China)	332,600	2,983,082
eBay, Inc.	121,463	4,988,485
JD.com, Inc., Class A (China)	104,400	1,177,229
PDD Holdings, Inc. ADR (China)*	7,645	969,921
		10,118,717
Electric Utilities – 1.6%
Chubu Electric Power Co., Inc. (Japan)	6,500	84,323
National Grid PLC (United Kingdom)	330,653	4,404,002
SSE PLC (United Kingdom)	3,341	71,156
		4,559,481
Electrical Equipment – 0.2%
Daikin Industries Ltd. (Japan)	1,500	240,349
Mitsubishi Electric Corp. (Japan)	24,100	357,651
		598,000
Engineering & Construction – 0.6%
Ferrovial S.E.	47,293	1,803,530
Entertainment Content – 0.6%
Electronic Arts, Inc.	1,160	159,593
NetEase, Inc. (China)	39,600	769,749
Nexon Co. Ltd. (Japan)	3,200	51,069
Square Enix Holdings Co. Ltd. (Japan)	1,900	74,245
Walt Disney (The) Co.	7,338	704,815
		1,759,471
	Number of Shares	Value
Food – 1.8%
Kerry Group PLC, Class A (Ireland)	36,320	$3,237,348
Kraft Heinz (The) Co.	47,780	1,774,071
MEIJI Holdings Co. Ltd. (Japan)	6,600	159,618
Yamazaki Baking Co. Ltd. (Japan)	4,086	96,889
		5,267,926
Gas & Water Utilities – 2.4%
Osaka Gas Co. Ltd. (Japan)	3,700	77,910
Severn Trent PLC (United Kingdom)	52,697	1,732,206
Snam S.p.A. (Italy)	335,628	1,639,189
United Utilities Group PLC (United Kingdom)(b)	251,254	3,384,083
		6,833,388
Health Care Facilities & Services – 4.1%
Alfresa Holdings Corp. (Japan)	5,400	88,554
CVS Health Corp.	73,756	5,485,234
Fresenius Medical Care A.G. & Co. KGaA (Germany)	60,738	2,347,500
Henry Schein, Inc.*	52,219	3,908,070
		11,829,358
Home & Office Products – 0.3%
Scotts Miracle-Gro (The) Co.	13,686	769,974
Home Construction – 0.1%
Berkeley Group Holdings (The) PLC (United Kingdom)	1,334	80,780
Sekisui House Ltd. (Japan)	3,961	89,416
		170,196
Household Products – 0.3%
Haleon PLC	20,894	84,867
Kao Corp. (Japan)	6,700	265,103
Reckitt Benckiser Group PLC (United Kingdom)	2,882	208,371
Unilever PLC (United Kingdom)	8,187	398,381
		956,722
Industrial Support Services – 0.0%(a)
Ashtead Group PLC (United Kingdom)	870	56,891
Institutional Financial Services – 1.3%
Bank of New York Mellon (The) Corp.	11,783	653,485

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Institutional Financial Services (Continued)
Daiwa Securities Group, Inc. (Japan)	14,300	$102,486
Goldman Sachs Group (The), Inc.	2,320	890,903
Japan Exchange Group, Inc. (Japan)	4,600	101,806
London Stock Exchange Group PLC (United Kingdom)	1,336	151,120
Morgan Stanley	11,561	1,008,582
Northern Trust Corp.	6,811	542,428
State Street Corp.	3,532	260,909
		3,711,719
Insurance – 0.3%
Aviva PLC (United Kingdom)	10,465	57,124
Dai-ichi Life Holdings, Inc. (Japan)	5,700	125,017
Legal & General Group PLC (United Kingdom)	18,468	59,401
MS&AD Insurance Group Holdings, Inc. (Japan)	4,100	169,309
Prudential PLC (Hong Kong)	10,640	109,300
Sompo Holdings, Inc. (Japan)	1,600	82,962
Tokio Marine Holdings, Inc. (Japan)	6,700	176,662
		779,775
Internet Media & Services – 4.8%
Alphabet, Inc., Class A*	27,502	3,853,030
Baidu, Inc., Class A (China)*	101,350	1,312,200
Meituan, Class B (China)(c)*	151,870	1,221,525
Meta Platforms, Inc., Class A*	5,299	2,067,352
Netflix, Inc.*	710	400,518
Tencent Holdings Ltd. (China)	76,400	2,651,945
Tencent Music Entertainment Group ADR (China)*	88,333	830,330
Trip.com Group Ltd. (China)*	42,750	1,556,076
		13,892,976
Leisure Facilities & Services – 1.6%
Entain PLC (United Kingdom)	4,874	59,367
	Number of Shares	Value
Leisure Facilities & Services (Continued)
InterContinental Hotels Group PLC (United Kingdom)	918	$86,983
International Game Technology PLC	170,115	4,416,186
		4,562,536
Leisure Products – 0.0%(a)
Shimano, Inc. (Japan)	1,000	143,575
Machinery – 0.4%
FANUC Corp. (Japan)	9,500	262,792
Keyence Corp. (Japan)	600	268,439
Komatsu Ltd. (Japan)	5,300	150,785
Nabtesco Corp. (Japan)	3,038	58,393
SMC Corp. (Japan)	500	278,322
Smiths Group PLC (United Kingdom)	2,599	53,263
Sumitomo Heavy Industries Ltd. (Japan)	2,800	72,645
		1,144,639
Medical Equipment & Devices – 1.6%
DENTSPLY SIRONA, Inc.(b)	85,072	2,956,252
FUJIFILM Holdings Corp. (Japan)	2,600	164,801
Hoya Corp. (Japan)	1,300	165,138
Medtronic PLC	10,955	959,001
Olympus Corp. (Japan)	11,900	176,163
Smith & Nephew PLC (United Kingdom)	5,327	74,498
		4,495,853
Metals & Mining – 0.3%
Anglo American PLC (South Africa)	4,402	104,933
Cameco Corp. (Canada)	2,678	127,860
Glencore PLC (Australia)	36,826	194,845
Rio Tinto PLC (Australia)	3,741	258,950
Sumitomo Metal Mining Co. Ltd. (Japan)	2,000	55,277
		741,865
Oil & Gas Producers – 3.7%
BP PLC (United Kingdom)	257,617	1,504,590
Canadian Natural Resources Ltd. (Canada)	9,614	615,262
Cenovus Energy, Inc. (Canada)	7,892	127,850
Chevron Corp.	2,036	300,167
China Petroleum & Chemical Corp., Class H (China)	460,250	239,424
Ecopetrol S.A. ADR (Colombia)(b)	6,719	80,830

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Oil & Gas Producers (Continued)
ENEOS Holdings, Inc. (Japan)	17,600	$71,079
Eni S.p.A. (Italy)	24,827	395,776
Equinor ASA (Norway)	9,118	260,931
Exxon Mobil Corp.	6,750	693,967
Galp Energia SGPS S.A. (Portugal)	6,650	104,683
Gazprom PJSC (Russia)(d)*	100,532	—
Imperial Oil Ltd. (Canada)	1,610	92,867
Inpex Corp. (Japan)	19,300	262,334
LUKOIL PJSC (Russia)(d)	3,271	—
Neste OYJ (Finland)	8,225	283,553
OMV A.G. (Austria)	1,876	83,503
Petroleo Brasileiro S.A. ADR (Brazil)	39,838	680,035
Repsol S.A. (Spain)	13,802	203,832
Rosneft Oil Co. PJSC (Russia)(d)	48,304	—
Santos Ltd. (Australia)	17,507	88,479
Shell PLC (Netherlands)	84,395	2,616,442
Suncor Energy, Inc. (Canada)	12,518	414,520
TotalEnergies S.E. (France)	22,921	1,487,013
Woodside Energy Group Ltd. (Australia)	8,573	179,315
		10,786,452
Publishing & Broadcasting – 0.0%(a)
Informa PLC (United Kingdom)	5,609	55,089
Real Estate Owners & Developers – 0.1%
Mitsubishi Estate Co. Ltd. (Japan)	16,700	231,394
Mitsui Fudosan Co. Ltd. (Japan)	3,500	87,863
Sumitomo Realty & Development Co. Ltd. (Japan)	2,900	91,203
		410,460
Retail - Consumer Staples – 0.2%
Alibaba Health Information Technology Ltd. (China)(b)*	1,174,000	431,393
Seven & i Holdings Co. Ltd. (Japan)	4,100	161,929
Tesco PLC (United Kingdom)	35,929	130,193
		723,515
Retail - Discretionary – 0.1%
Associated British Foods PLC (United Kingdom)	2,229	66,021
	Number of Shares	Value
Retail - Discretionary (Continued)
Fast Retailing Co. Ltd. (Japan)	800	$213,582
Kingfisher PLC (United Kingdom)	18,575	51,645
		331,248
Semiconductors – 0.1%
Tokyo Electron Ltd. (Japan)	1,700	315,473
Specialty Finance – 0.3%
Capital One Financial Corp.	5,583	755,491
ORIX Corp. (Japan)	5,900	113,925
		869,416
Steel – 0.1%
Mitsui & Co. Ltd. (Japan)	7,800	316,347
Technology Hardware – 1.4%
Casio Computer Co. Ltd. (Japan)	6,300	54,321
Cisco Systems, Inc.	35,045	1,758,558
Kyocera Corp. (Japan)	11,600	169,825
Murata Manufacturing Co. Ltd. (Japan)	15,900	321,055
Nidec Corp. (Japan)	4,300	160,376
Nintendo Co. Ltd. (Japan)	8,700	486,077
Panasonic Holdings Corp. (Japan)	18,200	171,422
Sony Group Corp. (Japan)	6,200	608,024
TDK Corp. (Japan)	5,900	293,553
		4,023,211
Technology Services – 4.9%
Cognizant Technology Solutions Corp., Class A	45,281	3,492,071
Experian PLC	2,668	111,049
Fiserv, Inc.*	25,648	3,638,682
Nexi SpA (Italy)(c)*	530,453	4,068,820
RELX PLC (United Kingdom)	5,635	232,579
Visa, Inc., Class A(b)	10,040	2,743,530
		14,286,731
Telecommunications – 1.8%
BT Group PLC (United Kingdom)	29,677	42,044
KDDI Corp. (Japan)	11,400	377,740
Nippon Telegraph & Telephone Corp. (Japan)	164,600	206,697
SES S.A. (France)	479,186	2,940,062
Softbank Corp. (Japan)	5,900	78,387
SoftBank Group Corp. (Japan)	8,200	353,999
T-Mobile U.S., Inc.	2,064	332,779

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Telecommunications (Continued)
Verizon Communications, Inc.	18,172	$769,584
Vodafone Group PLC (United Kingdom)	89,884	76,414
		5,177,706
Tobacco & Cannabis – 0.1%
British American Tobacco PLC (United Kingdom)	8,905	262,552
Japan Tobacco, Inc. (Japan)	2,900	76,436
		338,988
Transportation & Logistics – 0.7%
East Japan Railway Co. (Japan)	5,300	303,121
Norfolk Southern Corp.	7,412	1,743,599
		2,046,720
Transportation Equipment – 1.5%
Knorr-Bremse A.G. (Germany)	67,860	4,191,452
Wholesale - Consumer Staples – 0.3%
ITOCHU Corp. (Japan)	9,100	412,996
Mitsubishi Corp. (Japan)	19,500	336,081
		749,077
Wholesale - Discretionary – 0.0%(a)
Bunzl PLC (United Kingdom)	1,937	78,719
Total Common Stocks (Cost $141,927,351)		154,022,236

Preferred Stocks – 0.9%
Household Products – 0.9%
Henkel A.G. & Co. KGaA, 2.61%(e)	33,145	2,540,846
Total Preferred Stocks (Cost $2,349,719)		2,540,846

Investment Companies – 40.4%
Franklin FTSE Brazil ETF	72,987	1,443,938
		Number of Shares	Value

iShares Core DAX UCITS ETF DE (Germany)*	EUR	28,861	$4,413,397
iShares Global Consumer Staples ETF		168,014	9,971,631
iShares MSCI South Korea ETF(b)		135,523	8,059,553
Materials Select Sector SPDR® Fund ETF		50,763	4,173,226
Schwab Fundamental Emerging Markets Large Company Index ETF(b)		687,359	18,173,772
Utilities Select Sector SPDR® Fund ETF		73,927	4,542,814
Vanguard Consumer Staples ETF		22,658	4,367,556
Vanguard Health Care ETF(b)		28,288	7,259,832
Vanguard Total Stock Market ETF		226,149	54,246,361
Total Investment Companies (Cost $108,249,087)			116,652,080

	Number of Shares
Short-Term Investments – 8.2%
Money Market Funds – 8.2%
Northern Institutional Funds - Liquid Assets Portfolio (Shares), 5.37%(f)(g)	7,773,939	7,773,939

Northern Institutional Funds - Treasury Portfolio (Premier), 5.17%(f)	15,831,887	15,831,887
Total Short-Term Investments (Cost $23,605,826)		23,605,826
Total Investments – 102.8% (Cost $276,131,983)		296,820,988
Liabilities less Other Assets – (2.8)%		(8,147,376)
NET ASSETS – 100.0%		$288,673,612

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Amount rounds to less than 0.05%.
(b)	Security either partially or fully on loan. As of January 31, 2024, the total value of securities on loan is $12,844,784.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Investment is valued using significant unobservable inputs (Level 3).
(e)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(f)	7-day current yield as of January 31, 2024 is disclosed.

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
(g)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2024, total cash collateral has a value of $7,773,939 and total non-cash collateral has a value of $5,497,965.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
DAX	Deutscher Aktienindex
ETF	Exchange-Traded Fund
EUR	Euro
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
PLC	Public Limited Company
SPDR	Standard & Poor's Depositary Receipt
UCITS	Undertakings for Collective Investment in Transferable Securities
Concentration by Currency (%)(a)
U.S. Dollar	66.4
Euro	10.3
British Pound	7.7
Japanese Yen	5.8
All other currencies less than 5%	9.8
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	65.8
United Kingdom	6.4
Japan	5.8
All other countries less than 5%(b)	22.0
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Global Opportunistic Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$79,375,909	$74,646,327	$—*	$154,022,236
Preferred Stocks	—	2,540,846	—	2,540,846
Investment Companies	116,652,080	—	—	116,652,080
Short-Term Investments	23,605,826	—	—	23,605,826
Total Investments	$219,633,815	$77,187,173	$—	$296,820,988

*Includes securities determined to have no value as of January 31, 2024.

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund
	Par(a)	Value
Long Positions – 100.4%
Asset-Backed Securities – 1.2%
Other – 1.2%
Affirm Asset Securitization Trust,
Series 2022-A, Class 1A, 4.30%, 5/17/27(b)	$550,000	$544,909
Series 2023-A, Class 1A, 6.61%, 1/18/28(b)	474,000	477,503
Series 2023-B, Class B, 7.44%, 9/15/28(b)	300,000	306,058
Series 2023-X1, Class A, 7.11%, 11/15/28(b)	339,248	340,216
Series 2023-X1, Class B, 7.77%, 11/15/28(b)	100,000	101,319

Avant Loans Funding Trust, Series 2021-REV1, Class A, 1.21%, 7/15/30(b)	56,400	56,124
Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	40,048	37,572
Drive Auto Receivables Trust, Series 2021-3, Class C, 1.47%, 1/15/27	569,942	559,126
JPMorgan Chase Bank NA - CACLN,
Series 2021-2, Class B, 0.89%, 12/26/28(b)	52,765	51,674
Series 2021-3, Class B, 0.76%, 2/26/29(b)	167,794	162,370

Santander Bank NA - SBCLN, Series 2021-1A, Class B, 1.83%, 12/15/31(b)	48,809	47,649
Upstart Securitization Trust, Series 2021-5, Class A, 1.31%, 11/20/31(b)	37,991	37,792
		2,722,312
Total Asset-Backed Securities (Cost $2,704,846)		2,722,312

	Number of Shares
Common Stocks – 29.2%
Advertising & Marketing – 0.0%(c)
Omnicom Group, Inc.	85	7,682
Aerospace & Defense – 0.1%
General Dynamics Corp.	510	135,145
Lockheed Martin Corp.	282	121,093
		256,238
	Number of Shares	Value
Apparel & Textile Products – 0.9%
Capri Holdings Ltd.*	40,817	$1,989,421
Beverages – 0.1%
PepsiCo, Inc.	650	109,544
Biotechnology & Pharmaceuticals – 5.1%
AbbVie, Inc.	802	131,849
Amgen, Inc.	417	131,046
Bristol-Myers Squibb Co.	2,192	107,123
Cerevel Therapeutics Holdings, Inc.*	43,301	1,814,312
Gilead Sciences, Inc.	1,542	120,677
Harpoon Therapeutics, Inc.(d)*	22,766	508,365
Icosavax, Inc.*	54,479	834,074
ImmunoGen, Inc.*	74,475	2,183,607
Johnson & Johnson	802	127,438
Karuna Therapeutics, Inc.(d)*	8,157	2,556,567
Merck & Co., Inc.	1,103	133,220
Olink Holding AB ADR (Sweden)*	124,611	3,050,477
		11,698,755
Chemicals – 0.0%(c)
LyondellBasell Industries N.V., Class A	153	14,400
Commercial Support Services – 2.1%
Applus Services S.A. (Spain)	31,467	380,532
H&R Block, Inc.	1,507	70,588
Sovos Brands, Inc.(d)*	155,986	3,439,491
SP Plus Corp.*	19,745	1,021,409
		4,912,020
Containers & Packaging – 0.0%(c)
Amcor PLC	2,409	22,717
Packaging Corp. of America	159	26,375
		49,092
Electric Utilities – 0.7%
Alliant Energy Corp.	266	12,944
Ameren Corp.	101	7,027
Brookfield Renewable Corp., Class A	468	13,067
CenterPoint Energy, Inc.	911	25,453
CMS Energy Corp.	1,135	64,877
Consolidated Edison, Inc.	1,380	125,442
DTE Energy Co.	402	42,379
Duke Energy Corp.	1,303	124,866
Evergy, Inc.	763	38,737
Exelon Corp.	802	27,918

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Electric Utilities (Continued)
OGE Energy Corp.	852	$28,320
Pinnacle West Capital Corp.	1,582	109,000
PNM Resources, Inc.	15,463	560,224
Public Service Enterprise Group, Inc.	1,296	75,155
Sempra	225	16,101
Southern (The) Co.	1,772	123,189
WEC Energy Group, Inc.	1,513	122,190
Xcel Energy, Inc.	2,037	121,955
		1,638,844
Food – 0.3%
Campbell Soup Co.	2,948	131,569
Conagra Brands, Inc.	1,646	47,981
Flowers Foods, Inc.	4,745	108,186
General Mills, Inc.	2,003	130,015
Hershey (The) Co.	187	36,192
Ingredion, Inc.	391	42,060
Kellanova	2,290	125,400
Kraft Heinz (The) Co.	3,386	125,722
		747,125
Gas & Water Utilities – 0.1%
Atmos Energy Corp.	1,090	124,195
New Jersey Resources Corp.	238	9,718
NiSource, Inc.	566	14,699
ONE Gas, Inc.	28	1,718
		150,330
Health Care Facilities & Services – 1.7%
Amedisys, Inc.(d)*	36,403	3,431,711
Cardinal Health, Inc.	1,231	134,413
CVS Health Corp.	527	39,193
Patterson Cos., Inc.	2,211	66,021
Quest Diagnostics, Inc.	915	117,513
		3,788,851
Home Construction – 1.6%
MDC Holdings, Inc.	27,281	1,707,245
PGT Innovations, Inc.(d)*	49,748	2,050,613
		3,757,858
Household Products – 0.1%
Kimberly-Clark Corp.	1,051	127,139
Procter & Gamble (The) Co.	871	136,869
		264,008
Industrial Support Services – 1.2%
MSC Industrial Direct Co., Inc., Class A	272	26,841
	Number of Shares	Value
Industrial Support Services (Continued)
Smart Metering Systems PLC (United Kingdom)	57,976	$698,728
Textainer Group Holdings Ltd. (China)	41,252	2,048,162
		2,773,731
Insurance – 0.4%
Aflac, Inc.	1,563	131,823
American Financial Group, Inc.	338	40,695
Axis Capital Holdings Ltd.	272	16,190
Everest Re Group Ltd.	199	76,609
Hartford Financial Services Group (The), Inc.	1,579	137,310
Old Republic International Corp.	4,368	122,479
Reinsurance Group of America, Inc.	587	102,073
Travelers (The) Cos., Inc.	673	142,245
Unum Group	2,565	123,992
		893,416
Internet Media & Services – 0.9%
Adevinta ASA (France)*	200,157	2,150,538
Leisure Facilities & Services – 0.1%
Darden Restaurants, Inc.	790	128,438
Texas Roadhouse, Inc.	175	22,001
Wendy's (The) Co.	4,205	80,232
		230,671
Machinery – 0.0%(c)
Snap-on, Inc.	11	3,189
Medical Equipment & Devices – 1.3%
Abbott Laboratories	1,045	118,242
Axonics, Inc.(d)*	40,019	2,716,490
Medtronic PLC	573	50,160
		2,884,892
Oil & Gas Producers – 3.3%
APA Corp.(d)	4,679	146,593
Chevron Corp.	866	127,674
Exxon Mobil Corp.	1,283	131,905
Hess Corp.(d)	19,622	2,757,480
Phillips 66	92	13,277
Pioneer Natural Resources Co.(d)	18,757	4,310,921
Williams (The) Cos., Inc.	3,633	125,920
		7,613,770
Real Estate Owners & Developers – 0.8%
McGrath RentCorp	13,808	1,734,975

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Real Estate Services – 0.7%
Tricon Residential, Inc. (Canada)	155,045	$1,710,146
Retail - Consumer Staples – 0.8%
Albertsons Cos., Inc., Class A	80,885	1,716,380
Kroger (The) Co.	2,817	129,976
		1,846,356
Semiconductors – 0.6%
Silicon Motion Technology Corp. ADR (Taiwan)	19,953	1,256,640
Software – 3.7%
Alteryx, Inc., Class A(d)*	50,186	2,381,828
ANSYS, Inc.(d)*	6,022	1,974,192
Splunk, Inc.*	27,758	4,257,244
		8,613,264
Steel – 0.5%
United States Steel Corp.(d)	23,219	1,091,757
Technology Hardware – 1.1%
Cisco Systems, Inc.	2,566	128,762
Juniper Networks, Inc.(d)	66,388	2,453,701
NetApp, Inc.	152	13,254
		2,595,717
Technology Services – 0.8%
Amdocs Ltd.	1,453	133,211
Automatic Data Processing, Inc.	547	134,442
International Business Machines Corp.	804	147,663
Network International Holdings PLC (United Arab Emirates)(b)*	279,199	1,370,733
		1,786,049
Telecommunications – 0.0%(c)
GCI Liberty Escrow, Inc., Class A(e)*	31,520	—
Tobacco & Cannabis – 0.0%(c)
Philip Morris International, Inc.	368	33,433
Transportation & Logistics – 0.2%
Hawaiian Holdings, Inc.(f)*	27,087	385,990
Union Pacific Corp.	538	131,234
		517,224
	Number of Shares	Value
Wholesale - Consumer Staples – 0.0%(c)
Bunge Global S.A.	99	$8,721
Total Common Stocks (Cost $67,733,864)		67,128,657

	Par(a)
Convertible Bonds – 24.8%
Asset Management – 1.4%
RWT Holdings, Inc., 5.75%, 10/01/25(d)	$2,186,000	2,105,000
WisdomTree, Inc., 5.75%, 8/15/28(b)(d)	1,056,000	1,086,624
		3,191,624
Biotechnology & Pharmaceuticals – 1.9%
Bridgebio Pharma, Inc., 2.25%, 2/01/29(d)	720,000	593,067
Coherus Biosciences, Inc., 1.50%, 4/15/26(d)	657,000	414,961
Collegium Pharmaceutical, Inc., 2.88%, 2/15/29(b)(d)	1,151,000	1,281,638
Halozyme Therapeutics, Inc., 0.25%, 3/01/27(d)	867,000	741,285
Immunocore Holdings PLC, 2.50%, 2/01/30(b)	115,000	123,453
Mirum Pharmaceuticals, Inc., 4.00%, 5/01/29(b)(d)	548,000	625,816
Revance Therapeutics, Inc., 1.75%, 2/15/27(d)	808,000	557,015
		4,337,235
Cable & Satellite – 0.9%
Cable One, Inc., 1.13%, 3/15/28(d)	1,343,000	1,024,038
Liberty Media Corp., 3.75%, 3/15/28(b)(d)	843,000	1,043,212
		2,067,250
Consumer Services – 0.4%
Chegg, Inc., 0.13%, 3/15/25(d)	1,075,000	995,988
E-Commerce Discretionary – 0.4%
Wayfair, Inc., 1.00%, 8/15/26(d)	1,029,000	884,940
Electric Utilities – 1.0%
CenterPoint Energy, Inc., 4.25%, 8/15/26(b)	409,000	407,978
Duke Energy Corp., 4.13%, 4/15/26(b)(d)	596,000	593,616

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electric Utilities (Continued)
NRG Energy, Inc., 2.75%, 6/01/48(d)	$498,000	$656,115
PG&E Corp., 4.25%, 12/01/27(b)(d)	605,000	615,587
		2,273,296
Electrical Equipment – 0.4%
Itron, Inc., 0.00%, 3/15/26(d)(g)	499,000	456,834
Mesa Laboratories, Inc., 1.38%, 8/15/25(d)	622,000	570,312
		1,027,146
Entertainment Content – 0.2%
Sphere Entertainment Co., 3.50%, 12/01/28(b)(d)	332,000	393,852
Health Care Facilities & Services – 0.1%
UpHealth, Inc.,
(SOFR + 9.00%), 14.32%, 12/15/25(b)(h)	91,000	78,260
6.25%, 6/15/26(b)	66,000	49,500
		127,760
Household Products – 0.5%
Beauty Health (The) Co., 1.25%, 10/01/26(b)(d)	1,394,000	1,031,560
Industrial Intermediate Products – 0.1%
Xometry, Inc., 1.00%, 2/01/27(d)	275,000	248,113
Internet Media & Services – 1.6%
Airbnb, Inc., 0.00%, 3/15/26(d)(g)	486,000	441,045
Liberty TripAdvisor Holdings, Inc., 0.50%, 6/30/51(b)(d)	1,969,000	1,773,281
Snap, Inc., 0.00%, 5/01/27(d)(g)	1,353,000	1,088,353
Ziff Davis, Inc., 1.75%, 11/01/26	417,000	393,023
		3,695,702
Leisure Facilities & Services – 1.3%
Cheesecake Factory (The), Inc., 0.38%, 6/15/26(d)	1,492,000	1,281,329
Live Nation Entertainment, Inc., 3.13%, 1/15/29	527,000	580,109
Marcus (The) Corp., 5.00%, 9/15/25	316,000	433,868
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27	883,000	777,040
		3,072,346
		Par(a)	Value
Medical Equipment & Devices – 1.2%
CONMED Corp., 2.25%, 6/15/27		$698,000	$663,100
Enovis Corp., 3.88%, 10/15/28(b)(d)		377,000	465,030
Haemonetics Corp., 0.00%, 3/01/26(d)(g)		1,109,000	987,010
Integer Holdings Corp., 2.13%, 2/15/28(b)(d)		509,000	661,191
			2,776,331
Metals & Mining – 0.4%
Equinox Gold Corp., 4.75%, 10/15/28(b)(d)	CAD	547,000	549,735
MP Materials Corp., 0.25%, 4/01/26(b)		333,000	285,747
			835,482
Oil, Gas Services & Equipment – 0.3%
Helix Energy Solutions Group, Inc., 6.75%, 2/15/26(d)		488,000	722,874
Real Estate Investment Trusts – 1.4%
HAT Holdings I LLC/HAT Holdings II LLC, 0.00%, 5/01/25(b)(g)		928,000	938,486
Pebblebrook Hotel Trust, 1.75%, 12/15/26(d)		1,469,000	1,306,529
Summit Hotel Properties, Inc., 1.50%, 2/15/26(d)		1,139,000	1,002,890
			3,247,905
Real Estate Services – 0.2%
Realogy Group LLC/Realogy Co-Issuer Corp., 0.25%, 6/15/26(d)		711,000	560,837
Renewable Energy – 0.4%
Sunnova Energy International, Inc.,
0.25%, 12/01/26		1,027,000	587,820
2.63%, 2/15/28		860,000	440,750
			1,028,570
Software – 3.3%
Bentley Systems, Inc., 0.38%, 7/01/27(d)		684,000	603,972
BILL Holdings, Inc., 0.00%, 12/01/25(d)(g)		194,000	181,390
Ceridian HCM Holding, Inc., 0.25%, 3/15/26(d)		1,038,000	938,767
DigitalOcean Holdings, Inc., 0.00%, 12/01/26(g)		467,000	382,660

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Software (Continued)
Envestnet, Inc., 2.63%, 12/01/27(d)	$758,000	$750,420
Evolent Health, Inc., 3.50%, 12/01/29(b)(d)	374,000	408,408
i3 Verticals LLC, 1.00%, 2/15/25(d)	1,035,000	947,646
Jamf Holding Corp., 0.13%, 9/01/26(d)	725,000	630,750
MicroStrategy, Inc., 0.00%, 2/15/27(d)(g)	550,000	440,000
Mitek Systems, Inc., 0.75%, 2/01/26(d)	825,000	763,620
Q2 Holdings, Inc., 0.75%, 6/01/26(d)	359,000	326,259
Splunk, Inc., 1.13%, 6/15/27	223,000	216,756
Verint Systems, Inc., 0.25%, 4/15/26(d)	1,102,000	977,336
		7,567,984
Specialty Finance – 3.6%
Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27	462,000	413,259
EZCORP, Inc.,
2.38%, 5/01/25	521,000	487,812
3.75%, 12/15/29(b)(d)	398,000	397,602

LendingTree, Inc., 0.50%, 7/15/25	1,842,000	1,610,645
PennyMac Corp., 5.50%, 3/15/26	923,000	860,698
SoFi Technologies, Inc., 0.00%, 10/15/26(b)(d)(g)	1,950,000	1,618,500
Two Harbors Investment Corp., 6.25%, 1/15/26(d)	1,835,000	1,724,900
Upstart Holdings, Inc., 0.25%, 8/15/26	1,499,000	1,098,917
		8,212,333
Technology Hardware – 0.6%
Lumentum Holdings, Inc., 0.50%, 12/15/26(d)	764,000	688,364
Western Digital Corp., 3.00%, 11/15/28(b)(d)	492,000	638,124
		1,326,488
Technology Services – 1.5%
Affirm Holdings, Inc., 0.00%, 11/15/26(g)	1,162,000	920,188
Block, Inc., 0.25%, 11/01/27(d)	647,000	528,275
CSG Systems International, Inc., 3.88%, 9/15/28(b)(d)	388,000	381,443
	Par(a)	Value
Technology Services (Continued)
Perficient, Inc., 0.13%, 11/15/26	$1,266,000	$1,062,680
Repay Holdings Corp., 0.00%, 2/01/26(b)(g)	632,000	534,862
		3,427,448
Transportation & Logistics – 1.2%
Air Transport Services Group, Inc., 3.88%, 8/15/29(b)(d)	1,014,000	874,114
American Airlines Group, Inc., 6.50%, 7/01/25(d)	796,000	895,500
CryoPort, Inc., 0.75%, 12/01/26(b)(d)	1,341,000	1,098,011
		2,867,625
Transportation Equipment – 0.5%
Greenbrier (The) Cos., Inc., 2.88%, 4/15/28(d)	1,106,000	1,129,226
Total Convertible Bonds (Cost $58,273,596)		57,049,915

	Number of Shares
Convertible Preferred Stocks – 1.3%
Asset Management – 0.1%
Apollo Global Management, Inc., 6.75%	4,097	239,347
Banking – 0.4%
New York Community Capital Trust V, 6.00%	22,090	817,109
Chemicals – 0.2%
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	545,235
Industrial Intermediate Products – 0.3%
Chart Industries, Inc., 6.75%	12,078	601,726
Technology Hardware – 0.3%
NCR Voyix Corp., (100% Cash), 5.50%(i)	556	625,072
Total Convertible Preferred Stocks (Cost $3,172,361)		2,828,489

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Corporate Bonds – 18.9%
Advertising & Marketing – 0.0%(c)
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(b)	$35,000	$32,915
Interpublic (The) Group of Cos., Inc, 2.40%, 3/01/31	5,000	4,221
		37,136
Aerospace & Defense – 0.6%
Boeing (The) Co.,
2.20%, 2/04/26	30,000	28,255
5.15%, 5/01/30	55,000	55,122
General Dynamics Corp.,
3.50%, 4/01/27	130,000	126,501
3.75%, 5/15/28	70,000	68,390

Hexcel Corp., 4.20%, 2/15/27	60,000	57,623
Lockheed Martin Corp.,
5.10%, 11/15/27	40,000	41,055
3.90%, 6/15/32	105,000	100,368
5.25%, 1/15/33	170,000	178,047
4.75%, 2/15/34	320,000	322,141
RTX Corp.,
5.75%, 1/15/29	15,000	15,658
6.00%, 3/15/31	30,000	31,925

Spirit AeroSystems, Inc., 9.75%, 11/15/30(b)	30,000	31,487
TransDigm, Inc.,
5.50%, 11/15/27	54,000	52,537
6.75%, 8/15/28(b)	114,000	115,865
4.88%, 5/01/29	29,000	27,104
6.88%, 12/15/30(b)	12,000	12,281
Triumph Group, Inc.,
7.75%, 8/15/25	4,000	4,002
9.00%, 3/15/28(b)	4,000	4,221
		1,272,582
Apparel & Textile Products – 0.1%
Tapestry, Inc.,
7.35%, 11/27/28	70,000	73,320
7.70%, 11/27/30	60,000	63,594
3.05%, 3/15/32	130,000	103,973
		240,887
Asset Management – 0.4%
Ameriprise Financial, Inc.,
5.70%, 12/15/28	100,000	104,723
5.15%, 5/15/33	85,000	86,997
Ares Capital Corp.,
2.15%, 7/15/26	48,000	43,817
7.00%, 1/15/27	90,000	92,351
2.88%, 6/15/27	60,000	55,085
2.88%, 6/15/28	40,000	35,526
	Par(a)	Value
Asset Management (Continued)

Barings BDC, Inc., 3.30%, 11/23/26	$35,000	$32,413
Charles Schwab (The) Corp.,
1.15%, 5/13/26	50,000	46,012
5.88%, 8/24/26	75,000	76,790
(SOFR + 1.88%), 6.20%, 11/17/29(j)	40,000	41,835

Compass Group Diversified Holdings LLC, 5.25%, 4/15/29(b)	33,000	31,424
FS KKR Capital Corp.,
2.63%, 1/15/27	105,000	95,449
3.25%, 7/15/27	10,000	9,179
3.13%, 10/12/28	20,000	17,605
7.88%, 1/15/29	20,000	21,222

Golub Capital BDC, Inc., 2.50%, 8/24/26	10,000	9,123
Main Street Capital Corp., 6.95%, 3/01/29	55,000	55,905
NFP Corp.,
6.88%, 8/15/28(b)	31,000	31,174
8.50%, 10/01/31(b)	20,000	22,008
		908,638
Automotive – 0.2%
Adient Global Holdings Ltd., 8.25%, 4/15/31(b)	9,000	9,505
Ford Motor Credit Co. LLC, 6.80%, 11/07/28	230,000	240,263
General Motors Financial Co., Inc., 2.35%, 2/26/27	170,000	157,347
Lear Corp., 3.80%, 9/15/27	60,000	57,932
Tenneco, Inc., 8.00%, 11/17/28(b)	18,000	15,680
		480,727
Banking – 1.9%
Bank of America Corp.,
(3M CME Term SOFR + 1.07%), 3.37%, 1/23/26(j)	25,000	24,484
(SOFR + 1.33%), 3.38%, 4/02/26(j)	495,000	483,853
(SOFR + 1.15%), 1.32%, 6/19/26(j)	210,000	198,712
(SOFR + 1.75%), 4.83%, 7/22/26(j)	105,000	104,445
(SOFR + 2.04%), 4.95%, 7/22/28(j)	110,000	110,213
(SOFR + 1.99%), 6.20%, 11/10/28(j)	125,000	130,687

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Banking (Continued)
Bank of America Corp.,
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(j)	$80,000	$69,165
(SOFR + 1.22%), 2.65%, 3/11/32(j)	50,000	42,420
(SOFR + 1.21%), 2.57%, 10/20/32(j)	30,000	25,010
(SOFR + 1.91%), 5.29%, 4/25/34(j)	80,000	80,491
(SOFR + 1.65%), 5.47%, 1/23/35(j)	70,000	71,284
Citigroup, Inc.,
(SOFR + 1.37%), 4.14%, 5/24/25(j)	110,000	109,452
(SOFR + 0.77%), 1.46%, 6/09/27(j)	375,000	344,624
4.45%, 9/29/27	100,000	98,039
(SOFR + 1.94%), 3.79%, 3/17/33(j)	140,000	126,309

Fifth Third Bancorp, (SOFR + 2.34%), 6.34%, 7/27/29(j)	30,000	31,233
JPMorgan Chase & Co.,
(3M CME Term SOFR + 1.59%), 2.01%, 3/13/26(j)	300,000	288,848
(SOFR + 0.80%), 1.05%, 11/19/26(j)	180,000	167,363
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(j)	205,000	189,263
(SOFR + 0.77%), 1.47%, 9/22/27(j)	95,000	86,715
(SOFR + 1.99%), 4.85%, 7/25/28(j)	245,000	244,670
(SOFR + 1.31%), 5.01%, 1/23/30(j)	25,000	25,125
(SOFR + 2.08%), 4.91%, 7/25/33(j)	90,000	88,843
(SOFR + 1.85%), 5.35%, 6/01/34(j)	120,000	122,003

Popular, Inc., 7.25%, 3/13/28	44,000	45,628
Santander Holdings USA, Inc.,
(SOFR Index + 1.38%), 4.26%, 6/09/25(j)	70,000	69,367
(SOFR + 2.36%), 6.50%, 3/09/29(j)	10,000	10,349
(SOFR + 2.50%), 6.17%, 1/09/30(j)	90,000	90,515
Truist Financial Corp.,
(SOFR + 1.46%), 4.26%, 7/28/26(j)	88,000	86,712
	Par(a)	Value
Banking (Continued)
Truist Financial Corp.,
(SOFR + 0.86%), 1.89%, 6/07/29(j)	$36,000	$31,385
(SOFR + 1.92%), 5.71%, 1/24/35(j)	65,000	66,096

U.S. Bancorp, (SOFR + 1.66%), 4.55%, 7/22/28(j)	20,000	19,735
Wells Fargo & Co.,
(SOFR + 1.32%), 3.91%, 4/25/26(j)	104,000	102,238
(SOFR + 1.51%), 3.53%, 3/24/28(j)	161,000	154,303
(3M CME Term SOFR + 1.57%), 3.58%, 5/22/28(j)	1,000	957
(SOFR + 1.98%), 4.81%, 7/25/28(j)	241,000	239,542
4.15%, 1/24/29	20,000	19,388
(SOFR + 1.74%), 5.57%, 7/25/29(j)	80,000	81,761
(SOFR + 1.79%), 6.30%, 10/23/29(j)	23,000	24,241
(3M CME Term SOFR + 1.43%), 2.88%, 10/30/30(j)	1,000	891
(3M CME Term SOFR + 4.03%), 4.48%, 4/04/31(j)	3,000	2,911
(SOFR + 1.99%), 5.56%, 7/25/34(j)	90,000	91,885
(SOFR + 1.78%), 5.50%, 1/23/35(j)	50,000	50,994
		4,452,149
Beverages – 0.0%(c)
Constellation Brands, Inc., 4.35%, 5/09/27	65,000	64,442
Biotechnology & Pharmaceuticals – 0.4%
Amgen, Inc., 5.25%, 3/02/30	108,000	110,573
Bausch Health Americas, Inc., 8.50%, 1/31/27(b)	2,000	1,100
Bausch Health Cos., Inc.,
6.13%, 2/01/27(b)	82,000	51,886
11.00%, 9/30/28(b)	84,000	57,145

Biogen, Inc., 2.25%, 5/01/30	15,000	12,786
Bristol-Myers Squibb Co., 1.45%, 11/13/30	50,000	40,945
Eli Lilly & Co., 4.70%, 2/27/33	8,000	8,150
Jazz Securities DAC, 4.38%, 1/15/29(b)	42,000	38,740

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Biotechnology & Pharmaceuticals (Continued)

Merck & Co., Inc., 4.50%, 5/17/33	$240,000	$238,904
Perrigo Finance Unlimited Co., 4.65%, 6/15/30	40,000	36,640
Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	30,000	29,937
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	230,000	189,996
Zoetis, Inc.,
3.00%, 9/12/27	140,000	133,006
2.00%, 5/15/30	20,000	17,079
		966,887
Cable & Satellite – 0.5%
Cable One, Inc., 4.00%, 11/15/30(b)	9,000	7,245
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 6/01/29(b)	5,000	4,649
6.38%, 9/01/29(b)	40,000	38,947
7.38%, 3/01/31(b)	115,000	116,222
4.75%, 2/01/32(b)	135,000	115,798
4.50%, 6/01/33(b)	32,000	26,246
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.25%, 1/15/29	15,000	12,953
2.30%, 2/01/32	100,000	78,225
Comcast Corp.,
3.40%, 4/01/30	50,000	46,601
4.80%, 5/15/33	110,000	110,316

CSC Holdings LLC, 11.25%, 5/15/28(b)	35,000	35,465
Directv Financing LLC, 8.88%, 2/01/30(b)	20,000	20,401
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	155,000	147,357
DISH Network Corp., 11.75%, 11/15/27(b)	51,000	53,229
GCI LLC, 4.75%, 10/15/28(b)	52,000	47,670
Sirius XM Radio, Inc.,
5.00%, 8/01/27(b)	80,000	76,898
5.50%, 7/01/29(b)	134,000	127,300
4.13%, 7/01/30(b)	30,000	26,250
		1,091,772
	Par(a)	Value
Chemicals – 0.6%
Air Products and Chemicals, Inc., 1.85%, 5/15/27	$50,000	$46,053
Celanese U.S. Holdings LLC, 6.35%, 11/15/28	65,000	67,733
Chemours (The) Co.,
5.38%, 5/15/27	61,000	59,339
5.75%, 11/15/28(b)	92,000	86,774

CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 6/15/28(b)	69,000	65,032
Ecolab, Inc., 2.13%, 2/01/32	20,000	16,751
LYB International Finance II B.V., 3.50%, 3/02/27	30,000	28,927
PPG Industries, Inc., 1.20%, 3/15/26	165,000	153,179
Rain Carbon, Inc., 12.25%, 9/01/29(b)	32,000	31,679
Tronox, Inc., 4.63%, 3/15/29(b)	19,000	16,775
Valvoline, Inc., 4.25%, 2/15/30(b)	735,000	730,082
		1,302,324
Commercial Support Services – 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(b)	25,000	24,445
APX Group, Inc.,
6.75%, 2/15/27(b)	7,000	7,000
5.75%, 7/15/29(b)	42,000	39,887

Cintas Corp. No. 2, 4.00%, 5/01/32	60,000	57,514
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 1/15/28(b)	33,000	32,703
VT Topco, Inc., 8.50%, 8/15/30(b)	15,000	15,676
Waste Connections, Inc.,
2.60%, 2/01/30	5,000	4,488
3.20%, 6/01/32	55,000	48,938

Williams Scotsman, Inc., 4.63%, 8/15/28(b)	46,000	43,542
ZipRecruiter, Inc., 5.00%, 1/15/30(b)	9,000	8,017
		282,210
Construction Materials – 0.1%
AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28(b)	15,000	15,404
Eagle Materials, Inc., 2.50%, 7/01/31	88,000	74,386

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Construction Materials (Continued)
Eco Material Technologies, Inc., 7.88%, 1/31/27(b)	$20,000	$19,988
Smyrna Ready Mix Concrete LLC,
6.00%, 11/01/28(b)	28,000	27,369
8.88%, 11/15/31(b)	50,000	52,528

Standard Industries, Inc., 4.38%, 7/15/30(b)	135,000	122,681
		312,356
Consumer Services – 0.0%(c)
Adtalem Global Education, Inc., 5.50%, 3/01/28(b)	31,000	29,258
Containers & Packaging – 0.1%
Graham Packaging Co., Inc., 7.13%, 8/15/28(b)	50,000	44,627
Mauser Packaging Solutions Holding Co.,
7.88%, 8/15/26(b)	32,000	32,335
9.25%, 4/15/27(b)	21,000	20,270

Packaging Corp. of America, 5.70%, 12/01/33	95,000	99,745
		196,977
Diversified Industrials – 0.0%(c)
Honeywell International, Inc., 4.50%, 1/15/34	80,000	79,095
E-Commerce Discretionary – 0.0%(c)
eBay, Inc., 1.90%, 3/11/25	50,000	48,241
Electric Utilities – 1.0%
AEP Texas, Inc., 3.95%, 6/01/28	50,000	48,292
AES (The) Corp., 5.45%, 6/01/28	30,000	30,394
Alabama Power Co., 3.05%, 3/15/32	35,000	31,000
Appalachian Power Co., 4.50%, 8/01/32	50,000	47,777
Arizona Public Service Co., 2.20%, 12/15/31	50,000	40,814
Black Hills Corp., 3.15%, 1/15/27	20,000	19,018
Calpine Corp., 5.00%, 2/01/31(b)	53,000	48,082
CenterPoint Energy Houston Electric LLC, 4.45%, 10/01/32	30,000	29,325
CenterPoint Energy, Inc., 5.25%, 8/10/26	22,000	22,320
	Par(a)	Value
Electric Utilities (Continued)
Constellation Energy Generation LLC, 3.25%, 6/01/25	$50,000	$48,662
Dominion Energy, Inc., 3.38%, 4/01/30	50,000	45,724
DTE Electric Co., 5.20%, 4/01/33	50,000	51,507
Duke Energy Carolinas LLC, 4.95%, 1/15/33	20,000	20,153
Duke Energy Corp.,
2.65%, 9/01/26	100,000	95,083
3.40%, 6/15/29	50,000	46,825
5.75%, 9/15/33	26,000	27,169
Duke Energy Progress LLC,
3.40%, 4/01/32	20,000	18,046
5.25%, 3/15/33	10,000	10,245

Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	72,364
Evergy Kansas Central, Inc., 5.90%, 11/15/33	10,000	10,689
Eversource Energy, 5.13%, 5/15/33	50,000	49,234
Exelon Corp., 5.15%, 3/15/28	40,000	40,585
Florida Power & Light Co.,
2.45%, 2/03/32	30,000	25,580
4.80%, 5/15/33	95,000	95,432
Georgia Power Co.,
4.65%, 5/16/28	30,000	30,054
4.70%, 5/15/32	20,000	19,749

Interstate Power and Light Co., 5.70%, 10/15/33	14,000	14,662
ITC Holdings Corp., 3.35%, 11/15/27	10,000	9,532
National Rural Utilities Cooperative Finance Corp.,
1.00%, 6/15/26	85,000	77,987
2.40%, 3/15/30	50,000	43,700
NextEra Energy Capital Holdings, Inc.,
4.45%, 6/20/25	60,000	59,479
5.75%, 9/01/25	30,000	30,303
5.25%, 3/15/34	50,000	50,315

NRG Energy, Inc., 7.00%, 3/15/33(b)	110,000	116,110
Oncor Electric Delivery Co. LLC,
4.30%, 5/15/28	25,000	24,679
5.65%, 11/15/33	10,000	10,594

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Electric Utilities (Continued)
Pacific Gas and Electric Co.,
2.50%, 2/01/31	$80,000	$66,399
6.40%, 6/15/33	29,000	30,785

PacifiCorp, 5.30%, 2/15/31	10,000	10,145
PECO Energy Co., 4.90%, 6/15/33	40,000	40,358
PG&E Corp., 5.25%, 7/01/30	46,000	43,925
PPL Capital Funding, Inc., 3.10%, 5/15/26	20,000	19,240
PPL Electric Utilities Corp.,
5.00%, 5/15/33	10,000	10,184
4.85%, 2/15/34	25,000	25,076

Public Service Co. of Colorado, 4.10%, 6/01/32	25,000	23,693
Public Service Electric and Gas Co.,
4.65%, 3/15/33	10,000	9,925
5.20%, 8/01/33	20,000	20,725

Public Service Enterprise Group, Inc., 1.60%, 8/15/30	10,000	8,172
San Diego Gas & Electric Co., 4.95%, 8/15/28	45,000	45,671
Sempra, 5.50%, 8/01/33	10,000	10,193
Southern (The) Co., 5.20%, 6/15/33	50,000	50,597
Southern California Edison Co.,
5.95%, 11/01/32	21,000	22,385
2.95%, 2/01/51	6,000	3,970
5.88%, 12/01/53	10,000	10,491

Southwestern Electric Power Co., 5.30%, 4/01/33	10,000	10,038
Talen Energy Supply LLC, 8.63%, 6/01/30(b)	53,000	56,250
Union Electric Co., 2.95%, 3/15/30	70,000	63,319
Virginia Electric and Power Co., 2.30%, 11/15/31	45,000	37,670
Vistra Operations Co. LLC,
5.50%, 9/01/26(b)	25,000	24,771
5.63%, 2/15/27(b)	84,000	82,745
5.00%, 7/31/27(b)	50,000	48,440
7.75%, 10/15/31(b)	50,000	51,940

WEC Energy Group, Inc., 5.60%, 9/12/26	15,000	15,326
Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	8,907
	Par(a)	Value
Electric Utilities (Continued)

Wisconsin Power and Light Co., 1.95%, 9/16/31	$5,000	$4,044
Xcel Energy, Inc., 4.60%, 6/01/32	10,000	9,701
		2,326,569
Electrical Equipment – 0.1%
Atkore, Inc., 4.25%, 6/01/31(b)	7,000	6,172
BWX Technologies, Inc., 4.13%, 6/30/28(b)	115,000	107,964
		114,136
Engineering & Construction – 0.1%
Brand Industrial Services, Inc., 10.38%, 8/01/30(b)	15,000	15,844
Quanta Services, Inc., 2.35%, 1/15/32	140,000	114,236
Tutor Perini Corp., 6.88%, 5/01/25(b)	13,000	12,737
		142,817
Entertainment Content – 0.2%
Lions Gate Capital Holdings LLC, 5.50%, 4/15/29(b)	38,000	28,894
Paramount Global, 4.20%, 5/19/32	65,000	57,840
ROBLOX Corp., 3.88%, 5/01/30(b)	13,000	11,421
TEGNA, Inc.,
4.63%, 3/15/28	53,000	49,433
5.00%, 9/15/29	200,000	184,716
Univision Communications, Inc.,
6.63%, 6/01/27(b)	23,000	22,751
8.00%, 8/15/28(b)	35,000	35,615
7.38%, 6/30/30(b)	116,000	113,727
		504,397
Food – 0.1%
BellRing Brands, Inc., 7.00%, 3/15/30(b)	37,000	37,881
Chobani LLC/Chobani Finance Corp., Inc., 7.63%, 7/01/29(b)	15,000	15,187
General Mills, Inc.,
4.00%, 4/17/25	30,000	29,630
4.95%, 3/29/33	35,000	35,035

Hershey (The) Co., 4.50%, 5/04/33	52,000	52,221

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Food (Continued)

JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/01/33	$43,000	$42,572
Mondelez International, Inc., 2.63%, 3/17/27	40,000	37,775
		250,301
Forestry, Paper & Wood Products – 0.0%(c)
Boise Cascade Co., 4.88%, 7/01/30(b)	7,000	6,492
Domtar Corp., 6.75%, 10/01/28(b)	21,000	19,273
		25,765
Gas & Water Utilities – 0.2%
American Water Capital Corp., 4.45%, 6/01/32	30,000	29,488
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.50%, 5/20/25	32,000	31,432
5.88%, 8/20/26	29,000	28,106
5.75%, 5/20/27	42,000	40,175
9.38%, 6/01/28(b)	48,000	49,349

Essential Utilities, Inc., 5.38%, 1/15/34	25,000	25,155
NiSource, Inc., 0.95%, 8/15/25	100,000	93,958
ONE Gas, Inc., 4.25%, 9/01/32	25,000	24,182
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33	10,000	10,231
Southern California Gas Co., 5.20%, 6/01/33	30,000	30,664
Southern Co. Gas Capital Corp., 5.75%, 9/15/33	10,000	10,473
Southwest Gas Corp., 4.05%, 3/15/32	25,000	23,395
Suburban Propane Partners L.P./Suburban Energy Finance Corp., 5.00%, 6/01/31(b)	26,000	23,369
		419,977
Health Care Facilities & Services – 0.6%
Cencora, Inc., 2.70%, 3/15/31	90,000	78,443
DaVita, Inc., 4.63%, 6/01/30(b)	102,000	90,247
Fortrea Holdings, Inc., 7.50%, 7/01/30(b)	48,000	48,783
	Par(a)	Value
Health Care Facilities & Services (Continued)
HCA, Inc.,
3.50%, 9/01/30	$50,000	$45,368
3.63%, 3/15/32	91,000	81,118

Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(b)	20,000	20,851
Humana, Inc.,
4.50%, 4/01/25	57,000	56,548
5.75%, 3/01/28	70,000	72,345

IQVIA, Inc., 6.25%, 2/01/29(b)	25,000	26,018
LifePoint Health, Inc., 11.00%, 10/15/30(b)	25,000	26,602
McKesson Corp., 0.90%, 12/03/25	75,000	69,877
Molina Healthcare, Inc., 4.38%, 6/15/28(b)	50,000	46,869
Star Parent, Inc., 9.00%, 10/01/30(b)	10,000	10,515
Tenet Healthcare Corp., 6.13%, 10/01/28	124,000	123,544
UnitedHealth Group, Inc.,
2.00%, 5/15/30	125,000	107,393
4.50%, 4/15/33	231,000	227,488
Universal Health Services, Inc.,
2.65%, 10/15/30	112,000	94,488
2.65%, 1/15/32	98,000	80,269
		1,306,766
Home & Office Products – 0.0%(c)
Steelcase, Inc., 5.13%, 1/18/29	17,000	16,287
Tempur Sealy International, Inc.,
4.00%, 4/15/29(b)	25,000	22,555
3.88%, 10/15/31(b)	43,000	36,286
		75,128
Home Construction – 0.2%
Interface, Inc., 5.50%, 12/01/28(b)	18,000	16,845
Lennar Corp., 5.00%, 6/15/27	35,000	35,068
LGI Homes, Inc., 8.75%, 12/15/28(b)	25,000	26,393
Masco Corp., 3.50%, 11/15/27	45,000	42,822
MDC Holdings, Inc., 2.50%, 1/15/31	90,000	75,573
Meritage Homes Corp., 5.13%, 6/06/27	30,000	29,405
NVR, Inc., 3.00%, 5/15/30	135,000	120,906

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Home Construction (Continued)
PulteGroup, Inc., 6.38%, 5/15/33	$50,000	$54,055
Toll Brothers Finance Corp.,
4.35%, 2/15/28	60,000	58,426
3.80%, 11/01/29	50,000	46,718
		506,211
Household Products – 0.0%(c)
Energizer Holdings, Inc., 6.50%, 12/31/27(b)	4,000	3,982
Industrial Support Services – 0.0%(c)
EquipmentShare.com, Inc., 9.00%, 5/15/28(b)	15,000	15,220
NESCO Holdings II, Inc., 5.50%, 4/15/29(b)	2,000	1,875
		17,095
Institutional Financial Services – 0.9%
Bank of New York Mellon (The) Corp., (SOFR + 1.17%), 4.54%, 2/01/29(j)	50,000	49,727
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	42,000	34,423
3.63%, 10/01/31(b)	79,000	59,249
Goldman Sachs Group (The), Inc.,
(3M CME Term SOFR + 1.46%), 3.27%, 9/29/25(j)	25,000	24,620
(SOFR + 0.61%), 0.86%, 2/12/26(j)	90,000	85,706
3.50%, 11/16/26	50,000	48,327
(SOFR + 0.79%), 1.09%, 12/09/26(j)	450,000	417,698
(SOFR + 0.80%), 1.43%, 3/09/27(j)	110,000	101,799
(3M CME Term SOFR + 1.42%), 3.81%, 4/23/29(j)	50,000	47,611
3.80%, 3/15/30	50,000	47,058
(SOFR + 1.28%), 2.62%, 4/22/32(j)	10,000	8,438
(SOFR + 1.25%), 2.38%, 7/21/32(j)	75,000	61,841

Intercontinental Exchange, Inc., 1.85%, 9/15/32	20,000	15,819
Jefferies Financial Group, Inc., 5.88%, 7/21/28	25,000	25,841
Morgan Stanley,
(SOFR + 1.99%), 2.19%, 4/28/26(j)	20,000	19,281
(SOFR + 1.67%), 4.68%, 7/17/26(j)	164,000	162,893
	Par(a)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
3.95%, 4/23/27	$12,000	$11,678
(SOFR + 0.88%), 1.59%, 5/04/27(j)	35,000	32,413
(SOFR + 0.86%), 1.51%, 7/20/27(j)	5,000	4,589
(3M CME Term SOFR + 1.40%), 3.77%, 1/24/29(j)	1,000	956
(SOFR + 1.73%), 5.12%, 2/01/29(j)	1,000	1,004
(SOFR + 1.59%), 5.16%, 4/20/29(j)	11,000	11,072
(SOFR + 1.63%), 5.45%, 7/20/29(j)	16,000	16,284
(3M CME Term SOFR + 1.89%), 4.43%, 1/23/30(j)	53,000	51,653
(SOFR + 3.12%), 3.62%, 4/01/31(j)	146,000	134,708
(SOFR + 1.03%), 1.79%, 2/13/32(j)	350,000	280,980
(SOFR + 1.18%), 2.24%, 7/21/32(j)	40,000	32,796
(SOFR + 1.87%), 5.25%, 4/21/34(j)	160,000	160,088
		1,948,552
Insurance – 0.7%
Aflac, Inc., 1.13%, 3/15/26	30,000	27,734
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(b)	11,000	10,740
Aon Corp., 2.80%, 5/15/30	20,000	17,758
Arthur J Gallagher & Co.,
2.40%, 11/09/31	20,000	16,445
5.50%, 3/02/33	125,000	126,965
6.50%, 2/15/34	75,000	82,274

Assurant, Inc., 4.90%, 3/27/28	65,000	63,964
Assured Guaranty U.S. Holdings, Inc., 6.13%, 9/15/28	70,000	73,403
AssuredPartners, Inc., 5.63%, 1/15/29(b)	3,000	2,833
Brown & Brown, Inc.,
4.50%, 3/15/29	90,000	88,505
4.20%, 3/17/32	50,000	46,219

Corebridge Financial, Inc., 3.50%, 4/04/25	10,000	9,784
Enstar Group Ltd., 3.10%, 9/01/31	197,000	164,321

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Insurance (Continued)
Marsh & McLennan Cos., Inc.,
2.38%, 12/15/31	$410,000	$347,216
5.75%, 11/01/32	100,000	106,832
5.40%, 9/15/33	46,000	48,152

Principal Financial Group, Inc., 5.38%, 3/15/33	20,000	20,558
Progressive (The) Corp.,
2.50%, 3/15/27	90,000	84,799
3.20%, 3/26/30	60,000	55,708

Unum Group, 4.00%, 6/15/29	135,000	128,191
		1,522,401
Internet Media & Services – 0.4%
Booking Holdings, Inc., 4.63%, 4/13/30	23,000	23,063
GrubHub Holdings, Inc., 5.50%, 7/01/27(b)	24,000	20,940
Meta Platforms, Inc.,
3.50%, 8/15/27	130,000	126,129
4.60%, 5/15/28	50,000	50,513
4.80%, 5/15/30	40,000	40,735
3.85%, 8/15/32	235,000	222,211
4.95%, 5/15/33	163,000	166,775
VeriSign, Inc.,
4.75%, 7/15/27	100,000	99,220
2.70%, 6/15/31	150,000	127,641
		877,227
Leisure Facilities & Services – 0.9%
Affinity Interactive, 6.88%, 12/15/27(b)	9,000	8,145
Boyne USA, Inc., 4.75%, 5/15/29(b)	10,000	9,160
Carnival Corp.,
7.63%, 3/01/26(b)	49,000	49,773
5.75%, 3/01/27(b)	66,000	65,023
6.00%, 5/01/29(b)	23,000	22,277
10.50%, 6/01/30(b)	86,000	94,427

Carnival Holdings Bermuda Ltd., 10.38%, 5/01/28(b)	63,000	68,920
Carrols Restaurant Group, Inc., 5.88%, 7/01/29(b)	632,000	647,171
Choice Hotels International, Inc., 3.70%, 12/01/29	5,000	4,448
Churchill Downs, Inc., 6.75%, 5/01/31(b)	53,000	53,603
Darden Restaurants, Inc., 6.30%, 10/10/33	30,000	31,940
	Par(a)	Value
Leisure Facilities & Services (Continued)
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow,
5.00%, 6/01/29(b)	$90,000	$83,162
4.88%, 7/01/31(b)	88,000	78,038
6.63%, 1/15/32(b)	10,000	10,021

Hyatt Hotels Corp., 5.75%, 1/30/27	30,000	30,685
Marriott International, Inc.,
5.75%, 5/01/25	9,000	9,066
5.00%, 10/15/27	35,000	35,337
5.55%, 10/15/28	30,000	30,905
2.85%, 4/15/31	100,000	86,829

McDonald's Corp., 4.60%, 9/09/32	284,000	284,983
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 5/01/29(b)	10,000	9,226
NCL Corp. Ltd.,
5.88%, 3/15/26(b)	71,000	69,230
8.13%, 1/15/29(b)	15,000	15,745
7.75%, 2/15/29(b)	48,000	48,465

Raising Cane's Restaurants LLC, 9.38%, 5/01/29(b)	15,000	16,073
Resorts World Las Vegas LLC/RWLV Capital, Inc., 8.45%, 7/27/30(b)	65,000	67,679
Royal Caribbean Cruises Ltd.,
5.50%, 8/31/26(b)	36,000	35,635
11.63%, 8/15/27(b)	60,000	65,265

Station Casinos LLC, 4.63%, 12/01/31(b)	15,000	13,463
Travel + Leisure Co.,
6.63%, 7/31/26(b)	35,000	35,348
6.00%, 4/01/27	34,000	34,008
4.50%, 12/01/29(b)	35,000	31,934
4.63%, 3/01/30(b)	18,000	16,206

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31(b)	12,000	12,375
		2,174,565
Leisure Products – 0.0%(c)
Thor Industries, Inc., 4.00%, 10/15/29(b)	24,000	21,241

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Machinery – 0.2%
Eaton Corp., 4.15%, 3/15/33	$20,000	$19,291
IDEX Corp., 2.63%, 6/15/31	60,000	51,325
Ingersoll Rand, Inc.,
5.40%, 8/14/28	90,000	92,314
5.70%, 8/14/33	60,000	62,663

Oshkosh Corp., 3.10%, 3/01/30	103,000	92,620
Pentair Finance S.a.r.l., 4.50%, 7/01/29	60,000	58,167
Titan International, Inc., 7.00%, 4/30/28	51,000	50,845
		427,225
Medical Equipment & Devices – 0.1%
Agilent Technologies, Inc., 2.30%, 3/12/31	30,000	25,687
Bausch & Lomb Escrow Corp., 8.38%, 10/01/28(b)	70,000	72,630
Edwards Lifesciences Corp., 4.30%, 6/15/28	70,000	69,008
Embecta Corp., 5.00%, 2/15/30(b)	18,000	14,729
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	30,000	30,888
		212,942
Metals & Mining – 0.0%(c)
Arsenal AIC Parent LLC, 8.00%, 10/01/30(b)	15,000	15,646
Freeport-McMoRan, Inc., 4.13%, 3/01/28	35,000	33,663
SunCoke Energy, Inc., 4.88%, 6/30/29(b)	20,000	18,062
		67,371
Oil & Gas Producers – 2.4%
Callon Petroleum Co., 8.00%, 8/01/28(b)	955,000	987,729
Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27	41,000	41,200
Cheniere Energy, Inc., 4.63%, 10/15/28	110,000	106,427
Chevron USA, Inc., 3.25%, 10/15/29	20,000	18,977
Civitas Resources, Inc.,
5.00%, 10/15/26(b)	32,000	31,166
8.38%, 7/01/28(b)	109,000	114,637
8.75%, 7/01/31(b)	32,000	34,019
CNX Resources Corp.,
7.25%, 3/14/27(b)	12,000	12,035
	Par(a)	Value
Oil & Gas Producers (Continued)
CNX Resources Corp.,
6.00%, 1/15/29(b)	$40,000	$38,650
7.38%, 1/15/31(b)	26,000	26,405

Columbia Pipeline Group, Inc., 4.50%, 6/01/25	15,000	14,836
Comstock Resources, Inc., 6.75%, 3/01/29(b)	8,000	7,346
ConocoPhillips Co., 5.05%, 9/15/33	20,000	20,342
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(b)	60,000	55,977
Crescent Energy Finance LLC,
7.25%, 5/01/26(b)	36,000	35,865
9.25%, 2/15/28(b)	30,000	31,144

CVR Energy, Inc., 8.50%, 1/15/29(b)	41,000	41,051
DCP Midstream Operating L.P., 3.25%, 2/15/32	5,000	4,340
Delek Logistics Partners L.P./Delek Logistics Finance Corp., 7.13%, 6/01/28(b)	22,000	20,962
Energy Transfer L.P.,
4.05%, 3/15/25	30,000	29,598
2.90%, 5/15/25	40,000	38,829
5.75%, 2/15/33	10,000	10,241
6.55%, 12/01/33	25,000	26,957

EQT Corp., 3.90%, 10/01/27	45,000	43,016
FTAI Infra Escrow Holdings LLC, 10.50%, 6/01/27(b)	15,000	15,713
Global Partners L.P./GLP Finance Corp.,
6.88%, 1/15/29	100,000	98,250
8.25%, 1/15/32(b)	25,000	25,644

Harvest Midstream I L.P., 7.50%, 9/01/28(b)	35,000	35,354
Hess Corp., 4.30%, 4/01/27	50,000	49,401
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.25%, 11/01/28(b)	20,000	19,927
6.00%, 2/01/31(b)	63,000	60,483
6.25%, 4/15/32(b)	40,000	38,400
8.38%, 11/01/33(b)	20,000	21,495

Howard Midstream Energy Partners LLC, 8.88%, 7/15/28(b)	15,000	15,754
Kinder Morgan, Inc.,
1.75%, 11/15/26	60,000	55,244

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Oil & Gas Producers (Continued)
Kinder Morgan, Inc.,
7.75%, 1/15/32	$20,000	$22,879
5.20%, 6/01/33	10,000	9,921

Marathon Petroleum Corp., 4.70%, 5/01/25	50,000	49,653
MPLX L.P.,
4.88%, 6/01/25	735,000	731,592
4.13%, 3/01/27	180,000	176,352
4.25%, 12/01/27	90,000	88,156
2.65%, 8/15/30	50,000	43,367
5.00%, 3/01/33	210,000	205,456
New Fortress Energy, Inc.,
6.75%, 9/15/25(b)	115,000	113,626
6.50%, 9/30/26(b)	25,000	24,221
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 2/15/29(b)(k)	15,000	15,075
8.13%, 2/15/29(b)	9,000	9,045
8.38%, 2/15/32(b)(k)	20,000	20,147
8.38%, 2/15/32(b)	29,000	29,214
Northern Oil & Gas, Inc.,
8.13%, 3/01/28(b)	35,000	35,545
8.75%, 6/15/31(b)	42,000	43,897
ONEOK, Inc.,
2.20%, 9/15/25	80,000	76,379
5.85%, 1/15/26	77,000	78,100
4.00%, 7/13/27	255,000	247,999
6.05%, 9/01/33	110,000	115,500

Ovintiv, Inc., 5.38%, 1/01/26	10,000	10,006
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	38,000	37,140
7.88%, 9/15/30(b)	19,000	19,681

Plains All American Pipeline L.P./PAA Finance Corp., 3.55%, 12/15/29	62,000	57,056
Sunoco L.P./Sunoco Finance Corp., 7.00%, 9/15/28(b)	30,000	30,664
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 2/15/29(b)	20,000	19,950
Talos Production, Inc.,
9.00%, 2/01/29(b)(k)	10,000	10,133
9.38%, 2/01/31(b)(k)	10,000	10,225
Targa Resources Corp.,
5.20%, 7/01/27	160,000	160,696
6.15%, 3/01/29	130,000	135,862
	Par(a)	Value
Oil & Gas Producers (Continued)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 7/15/27	$17,000	$17,302
5.00%, 1/15/28	46,000	45,294
5.50%, 3/01/30	25,000	24,881
4.88%, 2/01/31	20,000	19,180
Transcontinental Gas Pipe Line Co. LLC,
7.85%, 2/01/26	105,000	110,121
3.25%, 5/15/30	30,000	27,369

Venture Global Calcasieu Pass LLC, 6.25%, 1/15/30(b)	71,000	71,056
Venture Global LNG, Inc.,
8.13%, 6/01/28(b)	60,000	60,641
9.50%, 2/01/29(b)	47,000	49,916
8.38%, 6/01/31(b)	35,000	35,344
9.88%, 2/01/32(b)	47,000	49,426

Williams (The) Cos., Inc., 5.15%, 3/15/34	30,000	30,076
		5,395,557
Oil, Gas Services & Equipment – 0.3%
CSI Compressco L.P./CSI Compressco Finance, Inc., 7.50%, 4/01/25(b)	421,000	421,000
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	46,000	47,282
Helix Energy Solutions Group, Inc., 9.75%, 3/01/29(b)	19,000	19,936
Kodiak Gas Services LLC, 7.25%, 2/15/29(b)	10,000	10,120
Noble Finance II LLC, 8.00%, 4/15/30(b)	45,000	46,730
Transocean, Inc.,
7.50%, 1/15/26(b)	10,000	9,900
8.00%, 2/01/27(b)	9,000	8,929
8.75%, 2/15/30(b)	63,650	65,962
USA Compression Partners L.P./USA Compression Finance Corp.,
6.88%, 4/01/26	25,000	24,853
6.88%, 9/01/27	43,000	42,970

Valaris Ltd., 8.38%, 4/30/30(b)	60,000	61,515
		759,197
Publishing & Broadcasting – 0.1%
Belo Corp., 7.25%, 9/15/27	14,000	14,173
Nexstar Media, Inc.,
5.63%, 7/15/27(b)	100,000	97,390

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Publishing & Broadcasting (Continued)
Nexstar Media, Inc.,
4.75%, 11/01/28(b)	$33,000	$30,227

Sinclair Television Group, Inc., 4.13%, 12/01/30(b)	22,000	16,995
Townsquare Media, Inc., 6.88%, 2/01/26(b)	46,000	45,026
		203,811
Real Estate Investment Trusts – 0.7%
American Tower Corp., 5.80%, 11/15/28	55,000	57,029
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 5/15/26(b)	70,000	67,577
Crown Castle, Inc.,
3.65%, 9/01/27	80,000	76,166
3.80%, 2/15/28	17,000	16,165
5.60%, 6/01/29	10,000	10,189

EPR Properties, 4.75%, 12/15/26	20,000	19,293
Equinix, Inc., 1.45%, 5/15/26	70,000	64,929
Essential Properties L.P., 2.95%, 7/15/31	30,000	23,845
Iron Mountain Information Management Services, Inc., 5.00%, 7/15/32(b)	60,000	54,112
Iron Mountain, Inc.,
5.00%, 7/15/28(b)	75,000	71,751
5.25%, 7/15/30(b)	40,000	37,728
5.63%, 7/15/32(b)	50,000	46,956
Omega Healthcare Investors, Inc.,
4.50%, 4/01/27	80,000	77,817
4.75%, 1/15/28	41,000	39,828
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
5.88%, 10/01/28(b)	17,000	16,532
4.88%, 5/15/29(b)	2,000	1,832
Prologis L.P.,
4.88%, 6/15/28	20,000	20,271
4.75%, 6/15/33	40,000	39,802
Public Storage Operating Co.,
1.95%, 11/09/28	125,000	111,552
3.39%, 5/01/29	25,000	23,725
2.25%, 11/09/31	80,000	67,293
5.10%, 8/01/33	25,000	25,477
	Par(a)	Value
Real Estate Investment Trusts (Continued)
Realty Income Corp.,
4.75%, 2/15/29	$90,000	$89,778
5.13%, 2/15/34	120,000	119,147

RLJ Lodging Trust L.P., 4.00%, 9/15/29(b)	40,000	35,401
Service Properties Trust, 7.50%, 9/15/25	46,000	46,693
Simon Property Group L.P.,
3.50%, 9/01/25	65,000	63,723
1.38%, 1/15/27	10,000	9,155
5.50%, 3/08/33	40,000	41,354

Tanger Properties L.P., 2.75%, 9/01/31	60,000	49,221
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 2/15/28(b)	67,000	68,203
6.50%, 2/15/29(b)	48,000	33,859

VICI Properties L.P./VICI Note Co., Inc., 4.13%, 8/15/30(b)	50,000	45,503
Welltower OP LLC, 4.00%, 6/01/25	57,000	56,067
XHR L.P., 4.88%, 6/01/29(b)	15,000	13,835
		1,641,808
Real Estate Owners & Developers – 0.0%(c)
Five Point Operating Co. L.P./Five Point Capital Corp., 10.50%, 1/15/28(b)	15,398	15,706
Greystar Real Estate Partners LLC, 7.75%, 9/01/30(b)	10,000	10,511
Howard Hughes (The) Corp.,
5.38%, 8/01/28(b)	46,000	44,069
4.13%, 2/01/29(b)	16,000	14,429
4.38%, 2/01/31(b)	26,000	22,506
		107,221
Real Estate Services – 0.0%(c)
Anywhere Real Estate Group LLC/Anywhere Co-Issuer Corp., 7.00%, 4/15/30(b)	32,000	28,920
Newmark Group, Inc., 7.50%, 1/12/29(b)	6,000	6,126
		35,046
Retail - Discretionary – 0.3%
Academy Ltd., 6.00%, 11/15/27(b)	23,000	22,724
AutoZone, Inc.,
5.05%, 7/15/26	120,000	120,556

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Retail - Discretionary (Continued)
AutoZone, Inc.,
4.50%, 2/01/28	$40,000	$39,634

Bath & Body Works, Inc., 5.25%, 2/01/28	25,000	24,469
Carvana Co., 12.00%, 12/01/28(b)(i)	56,000	49,748
Foot Locker, Inc., 4.00%, 10/01/29(b)	47,000	39,702
Gap (The), Inc., 3.63%, 10/01/29(b)	19,000	16,273
Genuine Parts Co., 1.75%, 2/01/25	90,000	86,967
LCM Investments Holdings II LLC, 8.25%, 8/01/31(b)	10,000	10,263
Lowe's Cos., Inc.,
3.35%, 4/01/27	25,000	24,132
3.10%, 5/03/27	45,000	43,116
2.63%, 4/01/31	10,000	8,698
Macy's Retail Holdings LLC,
5.88%, 4/01/29(b)	27,000	26,190
5.88%, 3/15/30(b)	37,000	35,085
6.13%, 3/15/32(b)	70,000	66,052
Nordstrom, Inc.,
4.38%, 4/01/30	23,000	19,957
4.25%, 8/01/31	26,000	21,590
		655,156
Semiconductors – 0.5%
Analog Devices, Inc.,
1.70%, 10/01/28	40,000	35,476
2.10%, 10/01/31	30,000	25,382

Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27	220,000	214,299
Broadcom, Inc.,
3.46%, 9/15/26	70,000	67,753
4.00%, 4/15/29(b)	145,000	139,574
4.15%, 4/15/32(b)	40,000	37,725
2.60%, 2/15/33(b)	270,000	221,790
3.42%, 4/15/33(b)	140,000	122,945

Intel Corp., 3.75%, 3/25/27	50,000	49,004
Marvell Technology, Inc., 5.95%, 9/15/33	40,000	42,352
Micron Technology, Inc., 5.30%, 1/15/31	80,000	80,833
Texas Instruments, Inc.,
1.90%, 9/15/31	54,000	45,465
4.90%, 3/14/33	25,000	25,697
		1,108,295
Software – 0.4%
athenahealth Group, Inc., 6.50%, 2/15/30(b)	35,000	31,264
	Par(a)	Value
Software (Continued)
Central Parent LLC/CDK Global II LLC/CDK Financing Co., Inc., 8.00%, 6/15/29(b)	$10,000	$10,263
Cloud Software Group, Inc.,
6.50%, 3/31/29(b)	48,000	44,819
9.00%, 9/30/29(b)	47,000	44,483

Fortinet, Inc., 2.20%, 3/15/31	10,000	8,385
Intuit, Inc.,
1.65%, 7/15/30	106,000	88,667
5.20%, 9/15/33	100,000	103,728

McAfee Corp., 7.38%, 2/15/30(b)	22,000	19,937
MicroStrategy, Inc., 6.13%, 6/15/28(b)	40,000	38,162
Oracle Corp.,
1.65%, 3/25/26	180,000	168,221
4.65%, 5/06/30	25,000	24,740
2.88%, 3/25/31	220,000	193,585

RingCentral, Inc., 8.50%, 8/15/30(b)	15,000	15,469
Roper Technologies, Inc., 1.00%, 9/15/25	45,000	42,233
VMware LLC, 4.50%, 5/15/25	10,000	9,923
		843,879
Specialty Finance – 0.7%
Ally Financial, Inc., (SOFR + 2.82%), 6.85%, 1/03/30(j)	70,000	72,265
American Express Co.,
3.95%, 8/01/25	70,000	68,950
4.20%, 11/06/25	50,000	49,524
4.05%, 5/03/29	43,000	42,424
(SOFR + 1.84%), 5.04%, 5/01/34(j)	180,000	180,089

Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(b)	35,000	29,315
Bread Financial Holdings, Inc., 9.75%, 3/15/29(b)	30,000	29,964
Burford Capital Global Finance LLC,
6.88%, 4/15/30(b)	5,000	4,844
9.25%, 7/01/31(b)	5,000	5,213
Capital One Financial Corp.,
(SOFR + 1.37%), 4.17%, 5/09/25(j)	85,000	84,620
(SOFR + 2.64%), 6.31%, 6/08/29(j)	80,000	82,472

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Specialty Finance (Continued)
Capital One Financial Corp.,
(SOFR + 2.60%), 5.25%, 7/26/30(j)	$7,000	$6,911
(SOFR + 2.26%), 6.05%, 2/01/35(j)	60,000	60,972
Credit Acceptance Corp.,
6.63%, 3/15/26	2,000	2,000
9.25%, 12/15/28(b)	30,000	31,500

Discover Financial Services, 6.70%, 11/29/32	20,000	20,949
FirstCash, Inc.,
4.63%, 9/01/28(b)	3,000	2,804
5.63%, 1/01/30(b)	27,000	25,734
Fortress Transportation and Infrastructure Investors LLC,
9.75%, 8/01/27(b)	120,000	124,468
7.88%, 12/01/30(b)	20,000	21,096
Freedom Mortgage Corp.,
12.00%, 10/01/28(b)	10,000	10,977
12.25%, 10/01/30(b)	20,000	22,296

Freedom Mortgage Holdings LLC, 9.25%, 2/01/29(b)(k)	5,000	5,063
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 4.25%, 2/01/27(b)	38,000	35,172
LD Holdings Group LLC,
6.50%, 11/01/25(b)	22,000	20,707
6.13%, 4/01/28(b)	36,000	29,364
Nationstar Mortgage Holdings, Inc.,
5.00%, 2/01/26(b)	108,000	105,257
6.00%, 1/15/27(b)	25,000	24,513
5.50%, 8/15/28(b)	25,000	23,741
5.13%, 12/15/30(b)	80,000	71,905
7.13%, 2/01/32(b)	15,000	14,878

Navient Corp., 6.75%, 6/15/26	6,000	6,027
OneMain Finance Corp.,
7.13%, 3/15/26	98,000	99,336
6.63%, 1/15/28	41,000	40,856
9.00%, 1/15/29	45,000	47,397
PennyMac Financial Services, Inc.,
4.25%, 2/15/29(b)	10,000	9,065
7.88%, 12/15/29(b)	10,000	10,300
5.75%, 9/15/31(b)	26,000	24,081

Rithm Capital Corp., 6.25%, 10/15/25(b)	21,000	20,755
	Par(a)	Value
Specialty Finance (Continued)
United Wholesale Mortgage LLC,
5.50%, 11/15/25(b)	$48,000	$47,406
5.75%, 6/15/27(b)	42,000	41,213
5.50%, 4/15/29(b)	51,000	48,162
		1,704,585
Steel – 0.1%
Carpenter Technology Corp.,
6.38%, 7/15/28	9,000	8,989
7.63%, 3/15/30	4,000	4,137

Cleveland-Cliffs, Inc., 6.75%, 4/15/30(b)	78,000	78,684
Nucor Corp., 3.13%, 4/01/32	50,000	44,673
Reliance Steel & Aluminum Co., 1.30%, 8/15/25	40,000	37,651
		174,134
Technology Hardware – 0.6%
Apple, Inc., 3.35%, 8/08/32	25,000	23,262
CDW LLC/CDW Finance Corp.,
2.67%, 12/01/26	9,000	8,416
3.57%, 12/01/31	110,000	96,501

CommScope, Inc., 6.00%, 3/01/26(b)	52,000	45,041
Dell International LLC/EMC Corp., 5.85%, 7/15/25	80,000	80,842
Flex Ltd., 4.88%, 6/15/29	90,000	88,741
Imola Merger Corp., 4.75%, 5/15/29(b)	33,000	30,728
Jabil, Inc.,
1.70%, 4/15/26	65,000	60,393
4.25%, 5/15/27	70,000	68,510
5.45%, 2/01/29	30,000	30,628
Motorola Solutions, Inc.,
4.60%, 5/23/29	290,000	287,662
2.75%, 5/24/31	100,000	85,208
5.60%, 6/01/32	60,000	61,681

NCR Atleos Corp., 9.50%, 4/01/29(b)	30,000	32,178
Seagate HDD Cayman,
8.25%, 12/15/29(b)	103,000	110,898
8.50%, 7/15/31(b)	3,000	3,259
9.63%, 12/01/32	96,000	110,288

Teledyne FLIR LLC, 2.50%, 8/01/30	40,000	34,477

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Technology Hardware (Continued)

Teledyne Technologies, Inc., 2.75%, 4/01/31	$30,000	$25,962
Western Digital Corp.,
4.75%, 2/15/26	70,000	68,091
3.10%, 2/01/32	20,000	15,906

Xerox Holdings Corp., 5.00%, 8/15/25(b)	25,000	24,420
		1,393,092
Technology Services – 0.7%
ASGN, Inc., 4.63%, 5/15/28(b)	7,000	6,620
Broadridge Financial Solutions, Inc., 2.60%, 5/01/31	10,000	8,504
Conduent Business Services LLC/Conduent State & Local Solutions, Inc., 6.00%, 11/01/29(b)	26,000	23,804
FactSet Research Systems, Inc.,
2.90%, 3/01/27	150,000	141,591
3.45%, 3/01/32	72,000	64,221

Fidelity National Information Services, Inc., 4.50%, 7/15/25	50,000	49,722
Fiserv, Inc.,
5.38%, 8/21/28	30,000	30,759
5.60%, 3/02/33	150,000	155,489

GTCR W-2 Merger Sub LLC, 7.50%, 1/15/31(b)	25,000	25,971
International Business Machines Corp.,
2.20%, 2/09/27	100,000	93,343
4.15%, 7/27/27	285,000	281,187
Kyndryl Holdings, Inc.,
2.70%, 10/15/28	5,000	4,400
3.15%, 10/15/31	40,000	33,304
Mastercard, Inc.,
3.30%, 3/26/27	130,000	126,124
1.90%, 3/15/31	22,000	18,765

Neptune Bidco U.S., Inc., 9.29%, 4/15/29(b)	29,000	27,701
S&P Global, Inc.,
2.45%, 3/01/27	150,000	141,192
1.25%, 8/15/30	110,000	89,540
2.90%, 3/01/32	90,000	79,279
Sabre GLBL, Inc.,
8.63%, 6/01/27(b)	26,000	24,310
11.25%, 12/15/27(b)	47,000	47,059
	Par(a)	Value
Technology Services (Continued)

Verisk Analytics, Inc., 4.00%, 6/15/25	$83,000	$81,888
		1,554,773
Telecommunications – 0.5%
AT&T, Inc.,
1.70%, 3/25/26	373,000	349,504
4.35%, 3/01/29	2,000	1,967

Consolidated Communications, Inc., 6.50%, 10/01/28(b)	57,000	49,020
Frontier Communications Holdings LLC,
5.88%, 10/15/27(b)	10,000	9,618
6.75%, 5/01/29(b)	59,000	52,287
8.75%, 5/15/30(b)	10,000	10,244
8.63%, 3/15/31(b)	114,000	115,678

Hughes Satellite Systems Corp., 5.25%, 8/01/26	50,000	42,329
Intelsat Jackson Holdings S.A., 6.50%, 3/15/30(b)	48,000	45,341
Level 3 Financing, Inc., 10.50%, 5/15/30(b)	55,000	54,725
Sprint Capital Corp., 8.75%, 3/15/32	30,000	36,773
T-Mobile USA, Inc.,
3.50%, 4/15/25	125,000	122,549
2.88%, 2/15/31	99,000	86,616
5.15%, 4/15/34	45,000	45,337

Verizon Communications, Inc., 3.00%, 3/22/27	100,000	95,088
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28(b)	11,000	9,644
		1,126,720
Tobacco & Cannabis – 0.6%
Altria Group, Inc.,
2.35%, 5/06/25	260,000	251,274
2.63%, 9/16/26	260,000	246,899
3.40%, 5/06/30	30,000	27,356
2.45%, 2/04/32	190,000	155,348
6.88%, 11/01/33	110,000	121,148
Philip Morris International, Inc.,
3.38%, 8/15/29	15,000	14,041
5.63%, 11/17/29	274,000	285,959
2.10%, 5/01/30	60,000	51,635
5.75%, 11/17/32	25,000	26,166
5.38%, 2/15/33	80,000	81,648
5.63%, 9/07/33	90,000	93,298

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Tobacco & Cannabis (Continued)

Vector Group Ltd., 5.75%, 2/01/29(b)	$60,000	$55,333
		1,410,105
Transportation & Logistics – 0.3%
American Airlines, Inc.,
7.25%, 2/15/28(b)	2,000	2,027
8.50%, 5/15/29(b)	25,000	26,500
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
5.50%, 4/20/26(b)	15,000	14,835
5.75%, 4/20/29(b)	99,000	97,221

GN Bondco LLC, 9.50%, 10/15/31(b)	47,000	46,354
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 1/20/26(b)	28,286	26,614
Rand Parent LLC, 8.50%, 2/15/30(b)	23,000	22,771
Ryder System, Inc.,
5.65%, 3/01/28	50,000	51,485
6.60%, 12/01/33	80,000	87,308
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.,
8.00%, 9/20/25(b)	29,920	19,523
8.00%, 9/20/25(b)	19,000	12,398
United Airlines, Inc.,
4.38%, 4/15/26(b)	83,000	80,065
4.63%, 4/15/29(b)	150,000	138,755

United Parcel Service, Inc., 4.45%, 4/01/30	15,000	15,039
XPO, Inc., 7.13%, 2/01/32(b)	15,000	15,291
		656,186
Transportation Equipment – 0.0%(c)
JB Poindexter & Co., Inc., 8.75%, 12/15/31(b)	35,000	35,831
Wholesale - Consumer Staples – 0.0%(c)
United Natural Foods, Inc., 6.75%, 10/15/28(b)	5,000	4,200
Total Corporate Bonds (Cost $43,641,304)		43,519,945

Foreign Issuer Bonds – 2.6%
Australia – 0.3%
BHP Billiton Finance USA Ltd.,
4.75%, 2/28/28	270,000	272,332
	Par(a)	Value
Australia (Continued)
BHP Billiton Finance USA Ltd.,
4.90%, 2/28/33	$65,000	$65,842
FMG Resources August 2006 Pty. Ltd.,
5.88%, 4/15/30(b)	30,000	29,628
6.13%, 4/15/32(b)	116,000	114,751
Mineral Resources Ltd.,
8.13%, 5/01/27(b)	59,000	59,590
8.00%, 11/01/27(b)	8,000	8,181
9.25%, 10/01/28(b)	28,000	29,575
8.50%, 5/01/30(b)	60,000	61,729

Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	8,000	8,814
		650,442
Austria – 0.0%(c)
Benteler International A.G., 10.50%, 5/15/28(b)	15,000	16,008
Bermuda – 0.0%(c)
RenaissanceRe Holdings Ltd., 5.75%, 6/05/33	81,000	82,167
Canada – 0.7%
1011778 B.C. ULC/New Red Finance, Inc.,
4.38%, 1/15/28(b)	32,000	30,436
4.00%, 10/15/30(b)	116,000	103,680
Bank of Montreal,
3.70%, 6/07/25	215,000	211,205
5.72%, 9/25/28	50,000	51,893
Bank of Nova Scotia (The),
1.05%, 3/02/26	65,000	60,141
1.35%, 6/24/26	156,000	144,119

Baytex Energy Corp., 8.75%, 4/01/27(b)	75,000	78,047
Canadian Imperial Bank of Commerce, 3.95%, 8/04/25	50,000	49,323
Canadian National Railway Co., 3.85%, 8/05/32	60,000	56,586
Canadian Natural Resources Ltd., 2.05%, 7/15/25	80,000	76,524
Enbridge, Inc., 4.25%, 12/01/26	60,000	59,260
Fairfax Financial Holdings Ltd.,
3.38%, 3/03/31	25,000	21,958
5.63%, 8/16/32	70,000	70,088

goeasy Ltd., 9.25%, 12/01/28(b)	18,000	19,120

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Canada (Continued)

MEG Energy Corp., 5.88%, 2/01/29(b)	$41,000	$40,006
Methanex Corp., 5.25%, 12/15/29	42,000	40,119
Royal Bank of Canada,
1.20%, 4/27/26	70,000	64,785
2.05%, 1/21/27	100,000	93,233
5.20%, 8/01/28	40,000	40,752

Strathcona Resources Ltd., 6.88%, 8/01/26(b)	13,000	12,875
Taseko Mines Ltd., 7.00%, 2/15/26(b)	50,000	49,125
Toronto-Dominion Bank (The),
3.77%, 6/06/25	62,000	61,079
0.75%, 1/06/26	100,000	92,832
4.69%, 9/15/27	40,000	39,933

Vermilion Energy, Inc., 6.88%, 5/01/30(b)	48,000	46,198
		1,613,317
France – 0.0%(c)
Calderys Financing LLC, 11.25%, 6/01/28(b)	4,000	4,252
Iliad Holding SASU,
6.50%, 10/15/26(b)	20,000	19,605
7.00%, 10/15/28(b)	20,000	19,841
		43,698
Germany – 0.0%(c)
IHO Verwaltungs GmbH, 4.75%, 9/15/26(b)(i)	25,000	24,441
Hong Kong – 0.0%(c)
Melco Resorts Finance Ltd., 5.75%, 7/21/28(b)	45,000	41,927
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 6.10%, 1/15/27	150,000	153,395
Cimpress PLC, 7.00%, 6/15/26	20,000	19,700
GGAM Finance Ltd., 8.00%, 2/15/27(b)	15,000	15,453
		188,548
Italy – 0.0%(c)
UniCredit S.p.A., (5Y USD Swap Rate + 4.91%), 7.30%, 4/02/34(b)(j)	25,000	25,858
	Par(a)	Value
Japan – 0.5%
Honda Motor Co. Ltd., 2.53%, 3/10/27	$70,000	$65,991
Mitsubishi UFJ Financial Group, Inc.,
(1Y US Treasury CMT + 1.70%), 4.79%, 7/18/25(j)	200,000	199,153
(1Y US Treasury CMT + 0.83%), 2.34%, 1/19/28(j)	275,000	255,206

Mizuho Financial Group, Inc., (1Y US Treasury CMT + 1.90%), 5.75%, 7/06/34(j)	200,000	206,994
Nomura Holdings, Inc., 1.85%, 7/16/25	200,000	190,188
Sumitomo Mitsui Financial Group, Inc., 1.40%, 9/17/26	200,000	182,974
		1,100,506
Jersey, C.I. – 0.0%(c)
Aston Martin Capital Holdings Ltd., 10.50%, 11/30/25(b)	50,000	50,501
Mexico – 0.0%(c)
Southern Copper Corp., 3.88%, 4/23/25	5,000	4,901
Netherlands – 0.1%
Sunrise FinCo I B.V., 4.88%, 7/15/31(b)	50,000	43,874
Ziggo Bond Co. B.V.,
6.00%, 1/15/27(b)	30,000	29,433
5.13%, 2/28/30(b)	30,000	25,310
		98,617
Norway – 0.0%(c)
Seadrill Finance Ltd., 8.38%, 8/01/30(b)	50,000	52,024
Spain – 0.2%
Banco Santander S.A.,
1.85%, 3/25/26	200,000	186,522
6.92%, 8/08/33	200,000	211,251
		397,773
Sweden – 0.0%(c)
Stena International S.A., 7.25%, 1/15/31(b)	25,000	25,015

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Switzerland – 0.0%(c)
Novartis Capital Corp., 2.20%, 8/14/30	$10,000	$8,804
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 9.50%, 6/01/28(b)	20,000	16,947
		25,751
United Kingdom – 0.7%
BAT Capital Corp., 6.34%, 8/02/30	96,000	101,081
BAT International Finance PLC, 4.45%, 3/16/28	20,000	19,563
Diageo Capital PLC, 5.50%, 1/24/33	260,000	273,927
HSBC Holdings PLC,
(SOFR + 1.43%), 3.00%, 3/10/26(j)	200,000	194,453
(SOFR + 4.25%), 8.11%, 11/03/33(j)	200,000	229,785

Lloyds Banking Group PLC, 4.58%, 12/10/25	200,000	196,745
Macquarie Airfinance Holdings Ltd., 8.13%, 3/30/29(b)	15,000	15,563
nVent Finance S.a.r.l., 5.65%, 5/15/33	100,000	102,638
Santander UK Group Holdings PLC, (SOFR + 0.79%), 1.09%, 3/15/25(j)	300,000	298,127
Virgin Media Secured Finance PLC, 5.50%, 5/15/29(b)	50,000	48,090
Virgin Media Vendor Financing Notes IV DAC, 5.00%, 7/15/28(b)	50,000	47,068
Vodafone Group PLC, (5Y US Treasury CMT + 3.07%), 5.13%, 6/04/81(j)	69,000	52,081
		1,579,121
Total Foreign Issuer Bonds (Cost $6,030,462)		6,020,615

Mortgage-Backed Securities – 11.3%
Federal Home Loan Mortgage Corporation – 0.3%
Pool,
3.00%, 3/01/30 - 8/01/50	$511,834	465,505
2.50%, 4/01/32 - 7/01/50	240,979	219,711
4.50%, 4/01/49	37,506	36,782
2.00%, 10/01/50	54,362	44,492
		766,490
	Par(a)	Value
Federal Home Loan Mortgage Corporation Gold – 0.1%
Pool, 3.00%, 3/01/46 - 12/01/46	$212,564	$190,476
Federal National Mortgage Association – 1.1%
Pool,
2.50%, 10/01/35 - 12/01/51	549,947	472,122
3.50%, 8/01/45 - 1/01/49	79,750	74,052
4.00%, 9/01/48 - 3/01/51	542,235	515,596
3.00%, 11/01/48	17,047	15,188
4.50%, 1/01/49 - 2/01/50	354,211	346,110
2.00%, 2/01/51 - 11/01/51	753,448	613,811
5.00%, 2/01/53 - 4/01/53	333,061	329,058
5.50%, 2/01/53	187,476	190,337
		2,556,274
Government National Mortgage Association – 0.7%
Pool,
2.00%, 2/01/54(k)	1,075,000	895,145
2.50%, 2/01/54(k)	200,000	172,902
3.00%, 2/01/54(k)	325,000	290,291
4.50%, 2/01/54(k)	25,000	24,339
5.00%, 2/01/54(k)	100,000	99,335
5.50%, 2/01/54(k)	100,000	100,640
		1,582,652
Government National Mortgage Association II – 0.6%
Pool,
2.50%, 12/20/46 - 2/20/51	280,963	239,916
3.50%, 1/20/48 - 8/20/48	818,508	762,643
4.50%, 9/20/48 - 1/20/50	105,593	104,071
3.00%, 1/20/50 - 7/20/50	254,066	228,349
2.00%, 2/20/51	109,564	91,327
		1,426,306
Uniform Mortgage-Backed Securities – 1.3%
Pool,
2.00%, 2/01/39 - 2/01/53(k)	600,000	501,966
2.50%, 2/01/39 - 2/01/53(k)	1,265,000	1,091,667
3.50%, 2/01/39 - 2/01/53(k)	575,000	524,576
4.00%, 2/01/39 - 2/01/53(k)	200,000	190,986
3.00%, 2/01/53(k)	25,000	21,879
6.00%, 2/01/54(k)	425,000	430,819
6.50%, 2/01/54(k)	100,000	102,366
		2,864,259

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan – 7.2%
First Lien, 0.00%, 11/15/29(k)	$12,405	$12,405
FNMA Connecticut Avenue Securities,
Series 2018-C03, Class 1EB2, (30D Average SOFR + 0.96%, 0.85% Floor), 6.31%, 10/25/30(h)	195,120	195,096
Series 2018-R07, Class 1M2, (30D Average SOFR + 2.51%), 7.86%, 4/25/31(b)(h)	13,363	13,363
Series 2018-R07, Class 1M2C, (30D Average SOFR + 2.51%), 7.86%, 4/25/31(b)(h)	15,429	15,429
Series 2019-R01, Class 2M2, (30D Average SOFR + 2.56%), 7.91%, 7/25/31(b)(h)	40,962	41,129
Series 2019-R01, Class 2M2C, (30D Average SOFR + 2.56%), 7.91%, 7/25/31(b)(h)	72,154	72,254
Series 2020-R01, Class 1B1, (30D Average SOFR + 3.36%, 3.25% Floor), 8.71%, 1/25/40(b)(h)	100,870	103,644
Series 2020-R01, Class 1M2, (30D Average SOFR + 2.16%), 7.51%, 1/25/40(b)(h)	826,562	838,448
Series 2020-R02, Class 2M2, (30D Average SOFR + 2.11%), 7.46%, 1/25/40(b)(h)	794,264	803,199
Series 2020-SBT1, Class 1M2, (30D Average SOFR + 3.76%), 9.11%, 2/25/40(b)(h)	275,000	289,738
Series 2020-SBT1, Class 2M2, (30D Average SOFR + 3.76%), 9.11%, 2/25/40(b)(h)	245,000	258,052
Series 2021-R01, Class 1B1, (30D Average SOFR + 3.10%), 8.44%, 10/25/41(b)(h)	380,200	389,587
Series 2021-R01, Class 1M2, (30D Average SOFR + 1.55%), 6.89%, 10/25/41(b)(h)	190,000	191,070
Series 2021-R02, Class 2B1, (30D Average SOFR + 3.30%), 8.64%, 11/25/41(b)(h)	500,000	514,665
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2021-R02, Class 2M1, (30D Average SOFR + 0.90%), 6.24%, 11/25/41(b)(h)	$331,793	$331,906
Series 2021-R02, Class 2M2, (30D Average SOFR + 2.00%), 7.34%, 11/25/41(b)(h)	275,000	277,060
Series 2021-R03, Class 1B1, (30D Average SOFR + 2.75%, 2.75% Floor), 8.09%, 12/25/41(b)(h)	250,000	254,667
Series 2022-R01, Class 1B1, (30D Average SOFR + 3.15%), 8.49%, 12/25/41(b)(h)	550,000	563,397
Series 2022-R02, Class 2B1, (30D Average SOFR + 4.50%), 9.84%, 1/25/42(b)(h)	536,000	565,811
Series 2022-R02, Class 2M1, (30D Average SOFR + 1.20%), 6.54%, 1/25/42(b)(h)	117,648	117,747
Series 2022-R02, Class 2M2, (30D Average SOFR + 3.00%), 8.34%, 1/25/42(b)(h)	700,000	717,500
Series 2022-R03, Class 1B1, (30D Average SOFR + 6.25%), 11.59%, 3/25/42(b)(h)	250,000	278,261
Series 2022-R05, Class 2M2, (30D Average SOFR + 3.00%), 8.34%, 4/25/42(b)(h)	200,000	205,876
Series 2022-R07, Class 1M1, (30D Average SOFR + 2.95%), 8.29%, 6/25/42(b)(h)	415,474	428,302
Series 2022-R08, Class 1M1, (30D Average SOFR + 2.55%, 2.55% Floor), 7.89%, 7/25/42(b)(h)	180,595	185,800
Freddie Mac STACR Debt Notes,
Series 2016-DNA4, Class M3, (30D Average SOFR + 3.91%), 9.26%, 3/25/29(h)	362,676	378,318
Series 2017-HQA3, Class M2, (30D Average SOFR + 2.46%), 7.81%, 4/25/30(h)	446,766	457,922

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)	Value
Whole Loan (Continued)
Freddie Mac STACR REMIC Trust,
Series 2020-DNA5, Class M2, (30D Average SOFR + 2.80%), 8.14%, 10/25/50(b)(h)	$137,229	$139,202
Series 2021-DNA1, Class B1, (30D Average SOFR + 2.65%), 7.99%, 1/25/51(b)(h)	200,000	208,126
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 8.74%, 8/25/33(b)(h)	200,000	217,549
Series 2021-DNA3, Class B1, (30D Average SOFR + 3.50%), 8.84%, 10/25/33(b)(h)	250,000	274,533
Series 2021-DNA3, Class M2, (30D Average SOFR + 2.10%), 7.44%, 10/25/33(b)(h)	30,000	30,356
Series 2021-DNA5, Class B1, (30D Average SOFR + 3.05%), 8.39%, 1/25/34(b)(h)	150,000	158,057
Series 2021-DNA5, Class M2, (30D Average SOFR + 1.65%), 6.99%, 1/25/34(b)(h)	552,081	554,322
Series 2021-DNA6, Class B1, (30D Average SOFR + 3.40%), 8.74%, 10/25/41(b)(h)	400,000	411,242
Series 2021-DNA6, Class M1, (30D Average SOFR + 0.80%), 6.14%, 10/25/41(b)(h)	122,057	122,130
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 8.99%, 11/25/41(b)(h)	510,000	527,834
Series 2021-DNA7, Class M1, (30D Average SOFR + 0.85%), 6.19%, 11/25/41(b)(h)	415,532	415,275
Series 2021-HQA1, Class B1, (30D Average SOFR + 3.00%), 8.34%, 8/25/33(b)(h)	379,000	402,204
Series 2021-HQA3, Class B1, (30D Average SOFR + 3.35%), 8.69%, 9/25/41(b)(h)	150,000	153,636
Series 2021-HQA3, Class M2, (30D Average SOFR + 2.10%), 7.44%, 9/25/41(b)(h)	355,000	356,543
	Par(a)	Value
Whole Loan (Continued)
Freddie Mac STACR REMIC Trust,
Series 2021-HQA4, Class B1, (30D Average SOFR + 3.75%), 9.09%, 12/25/41(b)(h)	$750,000	$773,400
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 9.09%, 2/25/42(b)(h)	300,000	312,179
Series 2022-DNA3, Class M1A, (30D Average SOFR + 2.00%), 7.34%, 4/25/42(b)(h)	639,125	647,481
Series 2022-DNA5, Class M1A, (30D Average SOFR + 2.95%), 8.29%, 6/25/42(b)(h)	686,538	706,276
Series 2022-DNA6, Class M1A, (30D Average SOFR + 2.15%), 7.49%, 9/25/42(b)(h)	336,354	340,350
Series 2022-DNA7, Class M2, (30D Average SOFR + 7.00%), 12.34%, 3/25/52(b)(h)	250,000	285,759
Series 2022-HQA1, Class M1A, (30D Average SOFR + 2.10%), 7.44%, 3/25/42(b)(h)	459,281	464,497
Series 2022-HQA1, Class M2, (30D Average SOFR + 5.25%), 10.59%, 3/25/42(b)(h)	282,000	303,599
Series 2022-HQA2, Class M1A, (30D Average SOFR + 2.65%), 7.99%, 7/25/42(b)(h)	268,533	275,740

Freddie Mac STACR Trust, Series 2019-DNA4, Class M2, (30D Average SOFR + 2.06%), 7.41%, 10/25/49(b)(h)	2,080	2,081
		16,583,017
Total Mortgage-Backed Securities (Cost $26,169,107)		25,969,474

	Number of Shares
Preferred Stocks – 2.0%
Specialty Finance – 2.0%
AGNC Investment Corp., 6.50%(h)	3,228	78,408
AGNC Investment Corp., 6.13%(h)	21,599	498,721

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Specialty Finance (Continued)
Annaly Capital Management, Inc., 6.75%(h)	16,561	$413,694
Arbor Realty Trust, Inc., 6.25%(h)	39,458	729,973
Granite Point Mortgage Trust, Inc., 7.00%(h)	23,230	412,333
MFA Financial, Inc., 6.50%(h)	41,438	880,557
New York Mortgage Trust, Inc., 7.88%(h)	2,103	48,495
New York Mortgage Trust, Inc., 6.88%(h)	21,682	421,281
Redwood Trust, Inc., 10.00%(h)	7,133	172,619
Rithm Capital Corp., 7.13%(h)	2,335	55,456
Rithm Capital Corp., 6.38%(h)	43,302	948,747
Total Preferred Stocks (Cost $5,140,375)		4,660,284

Rights – 0.1%
Biotechnology & Pharmaceuticals – 0.1%
Albireo Pharma CVR(e)*	21,904	51,365
Amryt Pharma CVR(e)*	130,430	3,380
Amryt Pharma CVR (London Exchange)(e)*	130,430	26,086
CinCor Pharma CVR(e)*	24,888	83,265
Concert Pharmaceuticals, Inc. CVR(e)*	97,290	39,237
		203,333
Forestry, Paper & Wood Products – 0.0%(c)
Resolute Forest CVR(e)*	44,100	68,320
Medical Equipment & Devices – 0.0%(c)
Abiomed, Inc. CVR(e)*	8,954	15,669
Total Rights (Cost $—)		287,322

Investment Companies – 0.2%
ProShares Short 20+ Year Treasury ETF	16,963	387,265
Total Investment Companies (Cost $339,055)		387,265

	Par(a)/Number of Shares	Value
Short-Term Investments – 8.8%
Convertible Bonds – 4.7%
8x8, Inc., 0.50%, 2/01/24(d)	$1,045,000	$1,044,845
Alteryx, Inc., 0.50%, 8/01/24	159,000	155,423
Herbalife Ltd., 2.63%, 3/15/24	1,149,000	1,141,782
Jazz Investments I Ltd., 1.50%, 8/15/24(d)	853,000	832,528
Kaman Corp., 3.25%, 5/01/24(d)	705,000	698,020
Liberty Latin America Ltd., 2.00%, 7/15/24	327,000	317,190
MFA Financial, Inc., 6.25%, 6/15/24(d)	2,354,000	2,353,993
NextEra Energy Partners L.P., 0.00%, 6/15/24(b)(g)	665,000	646,380
PennyMac Corp., 5.50%, 11/01/24(d)	1,900,000	1,847,750
Turning Point Brands, Inc., 2.50%, 7/15/24	524,000	513,844
Uniti Fiber Holdings, Inc., 4.00%, 6/15/24(b)	1,023,000	1,005,170
Viavi Solutions, Inc., 1.00%, 3/01/24	296,000	293,774
		10,850,699
Corporate Bonds – 0.3%
Aetna, Inc., 3.50%, 11/15/24	40,000	39,426
American Tower Corp., 2.95%, 1/15/25	105,000	102,613
Black Hills Corp., 1.04%, 8/23/24	10,000	9,742
Blackstone Private Credit Fund, 2.70%, 1/15/25	60,000	58,236
Boeing (The) Co., 1.43%, 2/04/24	10,000	9,996
CDW LLC/CDW Finance Corp., 5.50%, 12/01/24	40,000	39,805
Charles Schwab (The) Corp., 0.75%, 3/18/24	30,000	29,820
Eversource Energy,
4.20%, 6/27/24	85,000	84,482
2.90%, 10/01/24	50,000	49,098

MPLX L.P., 4.88%, 12/01/24	12,000	11,953
Omega Healthcare Investors, Inc., 4.50%, 1/15/25	50,000	49,461
ONEOK, Inc., 2.75%, 9/01/24	50,000	49,150
VMware LLC, 1.00%, 8/15/24	65,000	63,388

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)/Number of Shares	Value
Corporate Bonds (Continued)

Welltower OP LLC, 3.63%, 3/15/24	$50,000	$49,874
Williams (The) Cos., Inc., 4.30%, 3/04/24	75,000	74,920
		721,964
Foreign Issuer Bonds – 0.1%
BAT Capital Corp., 3.22%, 8/15/24	57,000	56,262
Brookfield Corp., 4.00%, 1/15/25	50,000	49,325
Canadian Natural Resources Ltd., 3.80%, 4/15/24	150,000	149,354
		254,941
Money Market Fund – 2.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 5.17%(l)	6,563,927	6,563,927
Mortgage-Backed Securities – 0.2%
FNMA Connecticut Avenue Securities, Series 2014-C03, Class 1M2, (30D Average SOFR + 3.11%, 3.00% Floor), 8.46%, 7/25/24(h)	489,989	494,889
U.S. Treasury Bills – 0.6%
U.S. Treasury Bills,
5.13%, 2/20/24(m)	52,000	51,855
4.98%, 3/19/24(m)	1,100,000	1,092,426
5.12%, 4/09/24(m)	100,000	99,015
4.98%, 4/18/24(m)	100,000	98,887
		1,342,183
Total Short-Term Investments (Cost $20,272,747)		20,228,603

Number of Contracts		Notional Amount
Purchased Options – 0.0%(c)
Call Options - Over the Counter – 0.0%(c)
Japanese Yen vs. U.S. Dollar, Strike Price $146.00, Expires 5/17/24, Counterparty: Morgan Stanley	1	76,100	1,230
Number of Contracts		Notional Amount	Value
Put Options - Exchange Traded – 0.0%(c)
Hawaiian Holdings, Inc.,
Strike Price $12.00, Expires 4/19/24	128	$182,400	$6,400
Strike Price $11.00, Expires 4/19/24	128	182,400	2,560
			8,960
Put Options - Over the Counter – 0.0%(c)
U.S. Dollar vs. Euro, Strike Price $1.07, Expires 5/24/24, Counterparty: Bank of America	1	139,676	1,337
Total Purchased Options (Premiums Paid $23,926)			11,527
Total Long Positions – 100.4% (Cost $233,501,643)			230,814,408

	Number of Shares	Value
Short Positions – (9.8)%(n)
Common Stocks – (9.8)%
Asset Management – (0.3)%
Apollo Global Management, Inc.	(1,793)	(180,017)
WisdomTree, Inc.	(64,509)	(436,726)
		(616,743)
Banking – (0.1)%
New York Community Bancorp, Inc.	(19,101)	(123,583)
Biotechnology & Pharmaceuticals – (0.7)%
Bridgebio Pharma, Inc.	(3,323)	(113,946)
Coherus Biosciences, Inc.	(9,715)	(20,887)
Collegium Pharmaceutical, Inc.	(24,244)	(799,082)
Halozyme Therapeutics, Inc.	(2,982)	(100,941)
Immunocore Holdings PLC ADR (United Kingdom)	(657)	(47,494)
Jazz Pharmaceuticals PLC	(95)	(11,658)
Mirum Pharmaceuticals, Inc.	(13,799)	(365,122)
Revance Therapeutics, Inc.	(8,726)	(43,892)
		(1,503,022)
Cable & Satellite – (0.0)%(c)
Cable One, Inc.	(63)	(34,583)
E-Commerce Discretionary – (0.0)%(c)
Wayfair, Inc., Class A	(2,085)	(104,771)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Electric Utilities – (0.4)%
CenterPoint Energy, Inc.	(2,943)	$(82,227)
Duke Energy Corp.	(1,447)	(138,666)
NRG Energy, Inc.	(10,116)	(536,553)
PG&E Corp.	(14,009)	(236,332)
		(993,778)
Electrical Equipment – (0.0)%(c)
Itron, Inc.	(1,374)	(99,120)
Mesa Laboratories, Inc.	(58)	(5,314)
		(104,434)
Entertainment Content – (0.1)%
Sphere Entertainment Co.	(7,661)	(271,046)
Household Products – (0.0)%(c)
Beauty Health (The) Co.	(4,250)	(12,453)
Industrial Intermediate Products – (0.2)%
Chart Industries, Inc.	(3,840)	(448,205)
Xometry, Inc., Class A	(2,200)	(70,796)
		(519,001)
Industrial Support Services – (0.3)%
WillScot Mobile Mini Holdings Corp.	(15,581)	(736,981)
Internet Media & Services – (0.1)%
Airbnb, Inc., Class A	(377)	(54,341)
Snap, Inc., Class A	(1,592)	(25,297)
TripAdvisor, Inc.	(2,628)	(56,765)
Ziff Davis, Inc.	(1,748)	(117,815)
		(254,218)
Leisure Facilities & Services – (0.4)%
Cheesecake Factory (The), Inc.	(3,546)	(121,876)
Live Nation Entertainment, Inc.	(3,369)	(299,336)
Marcus (The) Corp.	(26,038)	(353,596)
Marriott Vacations Worldwide Corp.	(1,331)	(111,657)
		(886,465)
Medical Equipment & Devices – (0.5)%
CONMED Corp.	(2,228)	(212,997)
Enovis Corp.	(5,057)	(296,846)
Haemonetics Corp.	(849)	(64,914)
Integer Holdings Corp.	(4,708)	(477,015)
		(1,051,772)
Metals & Mining – (0.1)%
Equinox Gold Corp. (Canada)	(60,955)	(268,202)
MP Materials Corp.	(1,498)	(23,683)
		(291,885)
	Number of Shares	Value
Oil & Gas Producers – (3.3)%
Callon Petroleum Co.	(4,489)	$(144,187)
Chevron Corp.	(20,113)	(2,965,259)
Exxon Mobil Corp.	(43,564)	(4,478,815)
		(7,588,261)
Oil, Gas Services & Equipment – (0.2)%
Helix Energy Solutions Group, Inc.	(61,479)	(577,903)
Publishing & Broadcasting – (0.3)%
Liberty Media Corp., Class A	(21,971)	(667,699)
Real Estate Investment Trusts – (0.3)%
Pebblebrook Hotel Trust	(27,375)	(416,647)
Summit Hotel Properties, Inc.	(33,264)	(215,551)
		(632,198)
Real Estate Services – (0.0)%(c)
Anywhere Real Estate, Inc.	(4,356)	(31,015)
Renewable Energy – (0.2)%
Sunnova Energy International, Inc.	(35,114)	(369,399)
Software – (1.1)%
Bentley Systems, Inc., Class B	(3,200)	(161,280)
BILL Holdings, Inc.	(291)	(22,713)
Ceridian HCM Holding, Inc.	(1,776)	(123,467)
Envestnet, Inc.	(5,851)	(298,986)
Evolent Health, Inc., Class A	(7,313)	(215,075)
Jamf Holding Corp.	(3,016)	(55,917)
MicroStrategy, Inc., Class A	(199)	(99,741)
Mitek Systems, Inc.	(14,969)	(188,609)
Q2 Holdings, Inc.	(1,149)	(48,890)
Synopsys, Inc.	(2,079)	(1,108,835)
Verint Systems, Inc.	(3,855)	(114,455)
		(2,437,968)
Specialty Finance – (0.2)%
EZCORP, Inc., Class A	(26,720)	(229,792)
SoFi Technologies, Inc.	(24,871)	(194,740)
		(424,532)
Technology Hardware – (0.4)%
Lumentum Holdings, Inc.	(2,909)	(159,821)
NCR Voyix Corp.	(18,292)	(268,892)
Western Digital Corp.	(6,888)	(394,338)
		(823,051)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Technology Services – (0.1)%
Block, Inc.	(400)	$(26,004)
CSG Systems International, Inc.	(2,913)	(146,553)
I3 Verticals, Inc., Class A	(1,704)	(31,933)
Perficient, Inc.	(1,418)	(96,608)
		(301,098)
Transportation & Logistics – (0.3)%
Air Transport Services Group, Inc.	(17,138)	(265,468)
American Airlines Group, Inc.	(24,726)	(351,851)
CryoPort, Inc.	(1,138)	(16,512)
		(633,831)
Transportation Equipment – (0.2)%
Greenbrier (The) Cos., Inc.	(11,945)	(543,020)
Total Common Stocks (Proceeds $22,600,855)		(22,534,710)

Rights – 0.0%(c)
Biotechnology & Pharmaceuticals — 0.0%(c)
Ligand Pharmaceuticals, Inc. CVR (Switzerland Exchange)(e)	(52)	—
Ligand Pharmaceuticals, Inc. CVR(e)	(52)	—
Total Rights (Proceeds $—)		—
Total Short Positions – (9.8)% (Proceeds $22,600,855)		(22,534,710)
Other Assets less Liabilities – 9.4%(o)		21,628,614
NET ASSETS – 100.0%		$229,908,312
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount rounds to less than 0.05%.
(d)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(e)	Investment is valued using significant unobservable inputs (Level 3).
(f)	Security represents underlying investment on open options contracts.
(g)	Zero coupon bond.
(h)	Variable or floating rate security. Rate as of January 31, 2024 is disclosed.
(i)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
(j)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2024 is disclosed.
(k)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2024.
(l)	7-day current yield as of January 31, 2024 is disclosed.
(m)	Discount rate at the time of purchase.
(n)	Securities sold short are not owned by the Fund.
(o)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
3M	3 Month
5Y	5 Year
30D	30 Day
ADR	American Depositary Receipt
AUD	Australian Dollar
BDC	Business Development Company
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CVR	Contingent Value Rights
ETF	Exchange-Traded Fund
EUR	Euro
FNMA	Federal National Mortgage Association
Freddie Mac	Federal Home Loan Mortgage Corporation
GBP	British Pound
L.P.	Limited Partnership
LLC	Limited Liability Company
OAT	Obligations Assimilables du Trésor
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S&P	Standards & Poor's
SASU	Société par Actions Simplifiée Unipersonnelle
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
USD	United States Dollar
Concentration by Currency (%)(a)
U.S. Dollar	78.9
All other currencies less than 5%	21.1
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	73.4
All other countries less than 5%(b)	26.6
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Futures Contracts outstanding at January 31, 2024: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	9	3/07/2024	EUR	1,321,318	$1,052
10-Year Canadian Government Bond	11	3/19/2024	CAD	995,478	(4,600)
Ultra 10-Year U.S. Treasury Note	15	3/19/2024	USD	1,753,125	19,830
Ultra U.S. Treasury Bond	32	3/19/2024	USD	4,135,000	220,964
Long Gilt	1	3/26/2024	GBP	126,692	1,572
2-Year U.S. Treasury Note	83	3/28/2024	USD	17,069,469	144,972
Total Long Contracts					$383,790
Short Contracts
Euro-OAT	(7)	3/07/2024	EUR	986,312	$(26,140)
10-Year Australian Treasury Bond	(3)	3/15/2024	AUD	228,557	(3,378)
10-Year U.S. Treasury Note	(151)	3/19/2024	USD	16,961,547	(250,795)
U.S. Treasury Long Bond	(36)	3/19/2024	USD	4,404,375	(233,146)
5-Year U.S. Treasury Note	(36)	3/28/2024	USD	3,902,062	(64,523)
Total Short Contracts					$(577,982)
					$(194,192)

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2024:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

3/20/24	South African Rand	9,400,000	U.S. Dollars	487,808	Morgan Stanley	$12,190
3/20/24	U.S. Dollars	455,071	Euro	410,000	Barclays	11,058
3/20/24	U.S. Dollars	736,573	Czech Republic Koruna	16,700,000	Morgan Stanley	10,552
3/20/24	Colombian Pesos	890,000,000	U.S. Dollars	217,847	Morgan Stanley	8,671
3/20/24	U.S. Dollars	599,015	Indonesian Rupiahs	9,330,000,000	Deutsche Bank	7,997
3/20/24	U.S. Dollars	373,761	Swedish Kronor	3,800,000	Goldman Sachs	7,889
3/20/24	U.S. Dollars	276,869	Australian Dollars	410,000	Bank of America	7,456
3/15/24	U.S. Dollars	975,678	British Pounds	764,800	Morgan Stanley	6,107
3/20/24	U.S. Dollars	417,606	Euro	380,000	Morgan Stanley	6,081
3/20/24	U.S. Dollars	173,708	Chilean Pesos	157,000,000	Goldman Sachs	5,480
3/20/24	U.S. Dollars	602,701	Philippine Pesos	33,600,000	Bank of America	5,422
3/21/24	U.S. Dollars	251,958	Japanese Yen	36,000,000	Morgan Stanley	5,410
3/20/24	U.S. Dollars	343,176	Swiss Francs	290,000	Goldman Sachs	5,322
3/20/24	Colombian Pesos	850,000,000	U.S. Dollars	211,998	Goldman Sachs	4,340
3/20/24	U.S. Dollars	180,828	Hungarian Forints	63,000,000	Barclays	4,296

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/20/24	U.S. Dollars	67,260	Chilean Pesos	58,780,000	Morgan Stanley	$4,276
3/20/24	U.S. Dollars	229,611	South Korean Won	300,000,000	JPMorgan Chase	4,196
3/20/24	U.S. Dollars	231,580	Euro	210,000	Goldman Sachs	4,158
3/20/24	U.S. Dollars	285,567	Euro	260,000	Bank of America	3,998
3/20/24	Swiss Francs	260,000	U.S. Dollars	298,916	Barclays	3,988
3/20/24	U.S. Dollars	207,635	Australian Dollars	310,000	Goldman Sachs	3,934
3/20/24	Mexican Pesos	3,500,000	U.S. Dollars	197,805	Citibank	3,886
3/20/24	Polish Zloty	1,600,000	U.S. Dollars	396,247	JPMorgan Chase	3,101
3/20/24	U.S. Dollars	180,482	Australian Dollars	270,000	Citibank	3,065
3/20/24	U.S. Dollars	111,718	Czech Republic Koruna	2,500,000	Barclays	3,032
3/20/24	U.S. Dollars	289,440	New Zealand Dollars	468,940	Goldman Sachs	2,784
3/20/24	U.S. Dollars	137,568	Swedish Kronor	1,400,000	Barclays	2,773
3/20/24	U.S. Dollars	96,661	South Korean Won	125,000,000	Goldman Sachs	2,738
3/20/24	Indian Rupees	51,200,000	U.S. Dollars	612,347	Goldman Sachs	2,666
3/20/24	U.S. Dollars	197,446	Euro	180,000	Deutsche Bank	2,515
3/20/24	U.S. Dollars	44,283	Chilean Pesos	39,000,000	JPMorgan Chase	2,494
3/20/24	U.S. Dollars	383,463	Singapore Dollars	510,000	Barclays	2,457
3/20/24	U.S. Dollars	145,313	Hungarian Forints	51,000,000	JPMorgan Chase	2,406
3/20/24	U.S. Dollars	158,031	Thai Baht	5,500,000	Goldman Sachs	2,405
3/20/24	U.S. Dollars	100,956	Australian Dollars	150,000	Barclays	2,390
3/20/24	U.S. Dollars	165,312	Swiss Francs	140,000	Deutsche Bank	2,210
3/20/24	U.S. Dollars	188,257	Canadian Dollars	250,000	Goldman Sachs	2,190
3/20/24	U.S. Dollars	376,418	Australian Dollars	570,000	JPMorgan Chase	1,869
3/15/24	U.S. Dollars	270,161	Norwegian Kroner	2,819,700	Morgan Stanley	1,772
3/20/24	U.S. Dollars	55,820	Euro	50,000	Citibank	1,672
3/20/24	U.S. Dollars	158,123	Czech Republic Koruna	3,600,000	Deutsche Bank	1,615
3/20/24	U.S. Dollars	124,516	New Zealand Dollars	201,060	Barclays	1,611
3/20/24	U.S. Dollars	134,530	Indonesian Rupiahs	2,100,000,000	Morgan Stanley	1,503
3/20/24	U.S. Dollars	66,826	Chilean Pesos	61,000,000	Citibank	1,464
3/20/24	U.S. Dollars	59,312	Taiwan Dollars	1,800,000	Deutsche Bank	1,427
3/20/24	U.S. Dollars	63,044	Hungarian Forints	22,000,000	Morgan Stanley	1,396
3/20/24	U.S. Dollars	141,187	Swiss Francs	120,000	Morgan Stanley	1,385
3/15/24	British Pounds	378,300	U.S. Dollars	478,219	Morgan Stanley	1,369
3/20/24	Swedish Kronor	6,000,000	U.S. Dollars	576,343	Morgan Stanley	1,349
3/20/24	U.S. Dollars	142,821	Mexican Pesos	2,455,000	JPMorgan Chase	1,349
3/20/24	U.S. Dollars	83,894	Czech Republic Koruna	1,900,000	Bank of America	1,293
3/20/24	Polish Zloty	1,000,000	U.S. Dollars	248,342	Deutsche Bank	1,250
3/20/24	British Pounds	130,000	U.S. Dollars	163,638	Morgan Stanley	1,176
3/20/24	U.S. Dollars	165,522	Singapore Dollars	220,000	Goldman Sachs	1,166
3/20/24	U.S. Dollars	68,554	Swedish Kronor	700,000	Citibank	1,156

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/20/24	U.S. Dollars	61,213	South Korean Won	80,000,000	Bank of America	$1,103
3/20/24	Colombian Pesos	570,000,000	U.S. Dollars	144,078	Barclays	996
3/20/24	U.S. Dollars	710,561	Australian Dollars	1,080,000	Deutsche Bank	890
3/20/24	U.S. Dollars	276,844	Australian Dollars	420,000	Morgan Stanley	859
3/20/24	U.S. Dollars	262,235	Singapore Dollars	350,000	Morgan Stanley	758
3/20/24	U.S. Dollars	104,466	Mexican Pesos	1,800,000	Deutsche Bank	740
3/20/24	U.S. Dollars	389,175	Singapore Dollars	520,000	JPMorgan Chase	699
3/20/24	U.S. Dollars	51,129	Hungarian Forints	18,000,000	Goldman Sachs	691
3/21/24	Japanese Yen	44,000,000	U.S. Dollars	300,653	Barclays	683
3/20/24	Thai Baht	5,600,000	U.S. Dollars	157,774	Barclays	681
3/20/24	U.S. Dollars	70,581	Swiss Francs	60,000	Citibank	680
3/20/24	Mexican Pesos	800,000	U.S. Dollars	45,459	Bank of America	641
3/20/24	U.S. Dollars	114,852	Norwegian Kroner	1,200,000	Morgan Stanley	620
3/21/24	Japanese Yen	20,000,000	U.S. Dollars	136,374	Goldman Sachs	597
3/20/24	U.S. Dollars	127,357	British Pounds	100,000	Barclays	577
3/20/24	Thai Baht	7,200,000	U.S. Dollars	203,154	Goldman Sachs	576
3/20/24	U.S. Dollars	37,999	Polish Zloty	150,000	Goldman Sachs	560
3/21/24	Japanese Yen	16,000,000	U.S. Dollars	109,019	Morgan Stanley	557
3/20/24	U.S. Dollars	53,143	South Korean Won	70,000,000	Morgan Stanley	546
3/20/24	U.S. Dollars	25,853	Indonesian Rupiahs	400,000,000	JPMorgan Chase	515
3/20/24	U.S. Dollars	104,402	New Zealand Dollars	170,000	Deutsche Bank	483
3/20/24	Swiss Francs	30,000	U.S. Dollars	34,476	Morgan Stanley	475
3/20/24	U.S. Dollars	32,958	Euro	30,000	JPMorgan Chase	470
3/20/24	U.S. Dollars	226,641	New Zealand Dollars	370,000	Morgan Stanley	464
3/20/24	Swedish Kronor	2,345,316	U.S. Dollars	225,352	Goldman Sachs	461
3/20/24	British Pounds	50,000	U.S. Dollars	62,949	Barclays	440
3/20/24	U.S. Dollars	30,658	Philippine Pesos	1,700,000	Goldman Sachs	439
3/20/24	U.S. Dollars	40,037	Thai Baht	1,400,000	Barclays	423
3/20/24	Swiss Francs	50,000	U.S. Dollars	57,847	JPMorgan Chase	403
3/20/24	U.S. Dollars	54,646	Brazilian Reals	270,000	Goldman Sachs	402
3/20/24	U.S. Dollars	83,660	Mexican Pesos	1,445,000	Goldman Sachs	391
3/20/24	South Korean Won	159,415,170	U.S. Dollars	119,401	Bank of America	381
3/15/24	U.S. Dollars	39,563	Euro	36,190	Morgan Stanley	380
3/20/24	U.S. Dollars	24,445	Indonesian Rupiahs	380,000,000	Goldman Sachs	374
3/20/24	U.S. Dollars	50,287	Polish Zloty	200,000	Morgan Stanley	369
3/21/24	Japanese Yen	14,000,000	U.S. Dollars	95,529	JPMorgan Chase	350
3/20/24	U.S. Dollars	52,407	Canadian Dollars	70,000	Morgan Stanley	309
3/20/24	U.S. Dollars	22,844	South Korean Won	30,000,000	Citibank	303
3/21/24	Japanese Yen	12,000,000	U.S. Dollars	81,888	Citibank	294
3/20/24	U.S. Dollars	40,628	Mexican Pesos	700,000	Morgan Stanley	290
3/20/24	U.S. Dollars	48,161	South African Rand	900,000	Morgan Stanley	289
3/20/24	U.S. Dollars	76,356	British Pounds	60,000	JPMorgan Chase	288
3/20/24	Mexican Pesos	500,000	U.S. Dollars	28,527	JPMorgan Chase	286

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/20/24	U.S. Dollars	33,908	Hungarian Forints	12,000,000	Deutsche Bank	$282
3/20/24	U.S. Dollars	25,159	Philippine Pesos	1,400,000	Barclays	272
3/20/24	U.S. Dollars	95,906	Czech Republic Koruna	2,200,000	Goldman Sachs	263
3/20/24	South Korean Won	135,584,830	U.S. Dollars	101,615	Barclays	261
3/20/24	U.S. Dollars	21,977	Czech Republic Koruna	500,000	Citibank	239
3/20/24	Hungarian Forints	78,000,000	U.S. Dollars	218,329	JPMorgan Chase	235
3/20/24	U.S. Dollars	9,852	Swedish Kronor	100,000	Bank of America	224
3/20/24	U.S. Dollars	21,646	Chilean Pesos	20,000,000	Barclays	215
3/20/24	U.S. Dollars	11,724	Mexican Pesos	200,000	Barclays	199
3/20/24	U.S. Dollars	38,755	Taiwan Dollars	1,200,000	Bank of America	166
3/20/24	U.S. Dollars	28,600	Philippine Pesos	1,600,000	JPMorgan Chase	158
3/20/24	Hungarian Forints	27,000,000	U.S. Dollars	75,503	Deutsche Bank	154
3/20/24	U.S. Dollars	82,010	Canadian Dollars	110,000	Citibank	141
3/20/24	U.S. Dollars	56,487	Hong Kong Dollars	440,000	JPMorgan Chase	132
3/20/24	U.S. Dollars	119,194	Canadian Dollars	160,000	Barclays	111
3/21/24	Japanese Yen	4,000,000	U.S. Dollars	27,290	Bank of America	104
3/20/24	Polish Zloty	100,000	U.S. Dollars	24,858	Barclays	101
3/20/24	U.S. Dollars	22,424	Canadian Dollars	30,000	Deutsche Bank	96
3/20/24	Brazilian Reals	40,000	U.S. Dollars	7,956	Barclays	81
3/20/24	Hungarian Forints	11,000,000	U.S. Dollars	30,745	Morgan Stanley	78
3/20/24	Singapore Dollars	50,000	U.S. Dollars	37,302	Barclays	51
3/15/24	U.S. Dollars	58,613	New Zealand Dollars	95,800	Morgan Stanley	51
3/20/24	U.S. Dollars	96,520	Taiwan Dollars	3,000,000	Morgan Stanley	46
3/20/24	Mexican Pesos	400,000	U.S. Dollars	23,007	Goldman Sachs	44
3/20/24	Taiwan Dollars	2,900,000	U.S. Dollars	93,216	Morgan Stanley	42
3/20/24	British Pounds	90,000	U.S. Dollars	114,060	Goldman Sachs	41
3/20/24	Indian Rupees	7,000,000	U.S. Dollars	84,055	Deutsche Bank	28
3/20/24	U.S. Dollars	42,575	South African Rand	800,000	Goldman Sachs	22
3/20/24	Canadian Dollars	110,000	U.S. Dollars	81,850	JPMorgan Chase	20
3/20/24	U.S. Dollars	26,681	Philippine Pesos	1,500,000	Citibank	17
3/20/24	Swedish Kronor	54,684	U.S. Dollars	5,252	Bank of America	13
3/20/24	Canadian Dollars	60,000	U.S. Dollars	44,649	Morgan Stanley	7
Total Unrealized Appreciation						$228,382

3/20/24	U.S. Dollars	37,901	Euro	35,000	Goldman Sachs	$(3)
3/20/24	U.S. Dollars	21,503	Philippine Pesos	1,209,863	Bank of America	(4)
3/20/24	U.S. Dollars	23,552	Australian Dollars	35,854	Barclays	(7)
3/20/24	Indian Rupees	4,200,000	U.S. Dollars	50,458	Goldman Sachs	(8)
3/20/24	U.S. Dollars	42,030	Indian Rupees	3,500,000	Morgan Stanley	(11)
3/20/24	U.S. Dollars	52,283	Singapore Dollars	70,000	Morgan Stanley	(11)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/20/24	U.S. Dollars	18,322	New Zealand Dollars	30,000	Barclays	$(17)
3/20/24	U.S. Dollars	19,021	Norwegian Kroner	200,000	JPMorgan Chase	(17)
3/20/24	U.S. Dollars	7,418	Canadian Dollars	10,000	Morgan Stanley	(25)
3/20/24	U.S. Dollars	34,919	Swiss Francs	30,000	Citibank	(32)
3/20/24	South African Rand	400,000	U.S. Dollars	21,314	Morgan Stanley	(38)
3/20/24	U.S. Dollars	54,977	New Zealand Dollars	90,000	Deutsche Bank	(39)
3/20/24	U.S. Dollars	36,386	Hungarian Forints	13,000,000	Goldman Sachs	(41)
3/20/24	Singapore Dollars	80,000	U.S. Dollars	59,812	Goldman Sachs	(46)
3/20/24	Australian Dollars	180,000	U.S. Dollars	118,328	Barclays	(50)
3/20/24	U.S. Dollars	76,386	Philippine Pesos	4,300,000	Goldman Sachs	(52)
3/20/24	U.S. Dollars	50,172	Brazilian Reals	250,000	Goldman Sachs	(55)
3/20/24	Hungarian Forints	17,000,000	U.S. Dollars	47,694	Morgan Stanley	(58)
3/20/24	U.S. Dollars	11,463	Mexican Pesos	200,000	Goldman Sachs	(62)
3/20/24	U.S. Dollars	76,807	Indian Rupees	6,400,000	Barclays	(70)
3/20/24	U.S. Dollars	52,522	South Korean Won	70,000,000	Barclays	(75)
3/20/24	U.S. Dollars	64,896	Euro	60,000	Morgan Stanley	(81)
3/20/24	U.S. Dollars	27,935	Hungarian Forints	10,000,000	Morgan Stanley	(86)
3/20/24	U.S. Dollars	28,179	Philippine Pesos	1,590,137	Citibank	(88)
3/20/24	British Pounds	40,000	U.S. Dollars	50,811	JPMorgan Chase	(99)
3/20/24	U.S. Dollars	88,634	British Pounds	70,000	Barclays	(111)
3/20/24	Thai Baht	2,300,000	U.S. Dollars	65,206	Goldman Sachs	(126)
3/20/24	U.S. Dollars	48,009	Swedish Kronor	500,000	Morgan Stanley	(132)
3/20/24	U.S. Dollars	70,611	Taiwan Dollars	2,200,000	Bank of America	(137)
3/20/24	Indonesian Rupiahs	310,000,000	U.S. Dollars	19,777	Goldman Sachs	(139)
3/20/24	U.S. Dollars	33,469	Indian Rupees	2,800,000	Goldman Sachs	(165)
3/20/24	Hungarian Forints	32,000,000	U.S. Dollars	89,833	JPMorgan Chase	(166)
3/20/24	U.S. Dollars	179,977	Australian Dollars	274,147	Goldman Sachs	(167)
3/20/24	U.S. Dollars	51,114	Indonesian Rupiahs	810,000,000	Deutsche Bank	(196)
3/20/24	Norwegian Kroner	400,000	U.S. Dollars	38,277	Citibank	(200)
3/20/24	Canadian Dollars	260,000	U.S. Dollars	193,711	Goldman Sachs	(201)
3/20/24	U.S. Dollars	24,753	Polish Zloty	100,000	Citibank	(206)
3/20/24	U.S. Dollars	89,104	Canadian Dollars	120,000	JPMorgan Chase	(209)
3/20/24	Canadian Dollars	110,000	U.S. Dollars	82,082	Deutsche Bank	(212)
3/20/24	U.S. Dollars	80,144	Brazilian Reals	400,000	Citibank	(218)
3/20/24	Canadian Dollars	60,000	U.S. Dollars	44,880	Citibank	(224)
3/20/24	U.S. Dollars	48,676	New Zealand Dollars	80,000	JPMorgan Chase	(227)
3/20/24	Taiwan Dollars	700,000	U.S. Dollars	22,744	Barclays	(234)
3/20/24	Indian Rupees	11,900,000	U.S. Dollars	143,179	Bank of America	(238)
3/20/24	Brazilian Reals	180,000	U.S. Dollars	36,403	Citibank	(240)
3/20/24	Polish Zloty	150,000	U.S. Dollars	37,681	Goldman Sachs	(242)
3/20/24	Chilean Pesos	23,000,000	U.S. Dollars	24,889	Goldman Sachs	(244)
3/15/24	U.S. Dollars	542,677	Euro	501,440	Morgan Stanley	(248)
3/20/24	U.S. Dollars	25,201	Colombian Pesos	100,000,000	Goldman Sachs	(251)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/20/24	Taiwan Dollars	1,900,000	U.S. Dollars	61,358	Goldman Sachs	$(257)
3/20/24	New Zealand Dollars	250,000	U.S. Dollars	153,091	Goldman Sachs	(270)
3/20/24	U.S. Dollars	26,325	South African Rand	500,000	Deutsche Bank	(271)
3/20/24	U.S. Dollars	17,539	Colombian Pesos	70,000,000	Citibank	(277)
3/20/24	Swedish Kronor	300,000	U.S. Dollars	29,164	Goldman Sachs	(280)
3/20/24	Indonesian Rupiahs	370,000,000	U.S. Dollars	23,728	Bank of America	(290)
3/20/24	U.S. Dollars	62,096	Polish Zloty	250,000	JPMorgan Chase	(303)
3/20/24	Mexican Pesos	2,100,000	U.S. Dollars	121,334	Morgan Stanley	(319)
3/20/24	Colombian Pesos	100,000,000	U.S. Dollars	25,773	Morgan Stanley	(322)
3/20/24	U.S. Dollars	76,112	Philippine Pesos	4,300,000	JPMorgan Chase	(326)
3/20/24	U.S. Dollars	27,693	Hungarian Forints	10,000,000	Citibank	(328)
3/20/24	Hungarian Forints	16,000,000	U.S. Dollars	45,174	Goldman Sachs	(340)
3/20/24	U.S. Dollars	152,453	New Zealand Dollars	250,000	Citibank	(369)
3/20/24	U.S. Dollars	22,678	Mexican Pesos	400,000	Morgan Stanley	(373)
3/20/24	U.S. Dollars	54,286	Taiwan Dollars	1,700,000	Morgan Stanley	(383)
3/20/24	U.S. Dollars	62,003	Polish Zloty	250,000	Deutsche Bank	(395)
3/20/24	U.S. Dollars	57,342	Swedish Kronor	600,000	Goldman Sachs	(427)
3/20/24	Chilean Pesos	21,000,000	U.S. Dollars	22,939	Bank of America	(437)
3/20/24	U.S. Dollars	76,742	Taiwan Dollars	2,400,000	Deutsche Bank	(438)
3/20/24	U.S. Dollars	177,808	Thai Baht	6,300,000	Goldman Sachs	(454)
3/20/24	U.S. Dollars	28,070	Norwegian Kroner	300,000	Morgan Stanley	(488)
3/20/24	Czech Republic Koruna	1,100,000	U.S. Dollars	48,327	Bank of America	(505)
3/20/24	U.S. Dollars	96,781	Indian Rupees	8,100,000	Bank of America	(515)
3/20/24	U.S. Dollars	136,757	Polish Zloty	550,000	Goldman Sachs	(519)
3/20/24	Philippine Pesos	3,300,000	U.S. Dollars	59,221	Bank of America	(560)
3/20/24	U.S. Dollars	115,934	Swiss Francs	100,000	Barclays	(567)
3/20/24	Czech Republic Koruna	2,200,000	U.S. Dollars	96,223	Barclays	(580)
3/20/24	Singapore Dollars	110,000	U.S. Dollars	82,770	Morgan Stanley	(592)
3/20/24	British Pounds	90,000	U.S. Dollars	114,694	Goldman Sachs	(593)
3/20/24	Philippine Pesos	2,000,000	U.S. Dollars	36,155	JPMorgan Chase	(602)
3/21/24	Japanese Yen	3,000,000	U.S. Dollars	21,170	Deutsche Bank	(624)
3/20/24	British Pounds	80,000	U.S. Dollars	102,063	Deutsche Bank	(639)
3/20/24	U.S. Dollars	201,549	Swedish Kronor	2,100,000	Deutsche Bank	(642)
3/20/24	Taiwan Dollars	2,600,000	U.S. Dollars	84,280	Deutsche Bank	(668)
3/20/24	Thai Baht	1,100,000	U.S. Dollars	31,799	JPMorgan Chase	(674)
3/20/24	Euro	170,000	U.S. Dollars	184,780	Goldman Sachs	(677)
3/20/24	U.S. Dollars	159,021	Indian Rupees	13,300,000	Citibank	(739)
3/20/24	Canadian Dollars	180,000	U.S. Dollars	134,712	Bank of America	(744)
3/20/24	Mexican Pesos	2,600,000	U.S. Dollars	150,656	Barclays	(828)
3/20/24	Australian Dollars	150,000	U.S. Dollars	99,412	JPMorgan Chase	(845)
3/20/24	British Pounds	240,000	U.S. Dollars	305,135	Barclays	(865)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/20/24	U.S. Dollars	85,660	Colombian Pesos	340,000,000	JPMorgan Chase	$(875)
3/21/24	Japanese Yen	19,000,000	U.S. Dollars	131,064	Barclays	(941)
3/20/24	Euro	120,000	U.S. Dollars	130,919	Barclays	(964)
3/20/24	Philippine Pesos	4,200,000	U.S. Dollars	75,626	Morgan Stanley	(966)
3/20/24	U.S. Dollars	278,616	Swiss Francs	240,000	Morgan Stanley	(987)
3/21/24	Japanese Yen	8,000,000	U.S. Dollars	55,784	Goldman Sachs	(996)
3/20/24	Swiss Francs	60,000	U.S. Dollars	70,936	Deutsche Bank	(1,035)
3/20/24	Brazilian Reals	3,430,000	U.S. Dollars	690,185	Morgan Stanley	(1,078)
3/20/24	U.S. Dollars	137,207	South African Rand	2,600,000	Morgan Stanley	(1,090)
3/20/24	U.S. Dollars	59,546	South African Rand	1,140,000	JPMorgan Chase	(1,092)
3/20/24	U.S. Dollars	702,814	Euro	650,000	Deutsche Bank	(1,109)
3/20/24	New Zealand Dollars	90,000	U.S. Dollars	56,146	Citibank	(1,130)
3/20/24	U.S. Dollars	154,405	Mexican Pesos	2,700,000	JPMorgan Chase	(1,185)
3/20/24	U.S. Dollars	92,399	South African Rand	1,760,000	Goldman Sachs	(1,218)
3/20/24	South Korean Won	55,000,000	U.S. Dollars	42,552	Deutsche Bank	(1,226)
3/15/24	New Zealand Dollars	95,800	U.S. Dollars	59,921	Morgan Stanley	(1,360)
3/20/24	South Korean Won	90,000,000	U.S. Dollars	68,984	Goldman Sachs	(1,360)
3/20/24	Czech Republic Koruna	3,000,000	U.S. Dollars	131,855	Goldman Sachs	(1,433)
3/20/24	U.S. Dollars	198,234	Polish Zloty	800,000	Morgan Stanley	(1,441)
3/20/24	Thai Baht	2,200,000	U.S. Dollars	63,707	Citibank	(1,457)
3/20/24	Indonesian Rupiahs	1,430,000,000	U.S. Dollars	92,071	Deutsche Bank	(1,487)
3/20/24	Canadian Dollars	400,000	U.S. Dollars	299,262	JPMorgan Chase	(1,556)
3/20/24	Polish Zloty	400,000	U.S. Dollars	101,478	Barclays	(1,640)
3/20/24	Australian Dollars	120,000	U.S. Dollars	80,567	Morgan Stanley	(1,715)
3/20/24	U.S. Dollars	176,886	Canadian Dollars	240,000	Citibank	(1,738)
3/20/24	Indonesian Rupiahs	2,415,192,387	U.S. Dollars	154,803	JPMorgan Chase	(1,810)
3/20/24	Canadian Dollars	130,000	U.S. Dollars	98,569	Morgan Stanley	(1,814)
3/20/24	U.S. Dollars	405,915	Swiss Francs	350,000	Goldman Sachs	(1,841)
3/20/24	Euro	350,000	U.S. Dollars	380,934	JPMorgan Chase	(1,899)
3/20/24	Singapore Dollars	2,000,000	U.S. Dollars	1,496,063	JPMorgan Chase	(1,923)
3/20/24	Polish Zloty	1,050,000	U.S. Dollars	264,011	Deutsche Bank	(1,937)
3/20/24	South Korean Won	145,000,000	U.S. Dollars	110,987	Morgan Stanley	(2,035)
3/20/24	Taiwan Dollars	6,300,000	U.S. Dollars	204,701	Bank of America	(2,105)
3/20/24	U.S. Dollars	310,314	Canadian Dollars	420,000	Goldman Sachs	(2,278)
3/20/24	South Korean Won	200,000,000	U.S. Dollars	152,561	JPMorgan Chase	(2,283)
3/21/24	Japanese Yen	8,000,000	U.S. Dollars	57,322	JPMorgan Chase	(2,534)
3/20/24	Thai Baht	2,800,000	U.S. Dollars	81,877	Barclays	(2,650)
3/20/24	Swedish Kronor	1,100,000	U.S. Dollars	108,648	Morgan Stanley	(2,739)
3/20/24	British Pounds	730,000	U.S. Dollars	928,344	Morgan Stanley	(2,856)
3/20/24	Chilean Pesos	54,000,000	U.S. Dollars	60,811	Citibank	(2,949)
3/20/24	Chilean Pesos	45,000,000	U.S. Dollars	51,239	JPMorgan Chase	(3,021)
3/20/24	Australian Dollars	350,000	U.S. Dollars	233,320	Goldman Sachs	(3,335)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2024: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/20/24	New Zealand Dollars	160,000	U.S. Dollars	101,290	Barclays	$(3,484)
3/21/24	Japanese Yen	17,000,000	U.S. Dollars	119,947	Morgan Stanley	(3,523)
3/20/24	Euro	420,000	U.S. Dollars	458,463	Morgan Stanley	(3,621)
3/20/24	Brazilian Reals	1,670,000	U.S. Dollars	339,189	Goldman Sachs	(3,675)
3/20/24	Singapore Dollars	540,000	U.S. Dollars	407,308	Barclays	(3,889)
3/20/24	Indonesian Rupiahs	5,674,807,613	U.S. Dollars	363,481	Barclays	(4,004)
3/20/24	Czech Republic Koruna	3,800,000	U.S. Dollars	169,233	Morgan Stanley	(4,030)
3/15/24	British Pounds	1,166,900	U.S. Dollars	1,485,058	Morgan Stanley	(5,728)
3/20/24	Australian Dollars	350,000	U.S. Dollars	236,292	Bank of America	(6,305)
3/20/24	Chilean Pesos	130,780,000	U.S. Dollars	146,856	Morgan Stanley	(6,724)
3/20/24	U.S. Dollars	183,529	Norwegian Kroner	2,000,000	Deutsche Bank	(6,858)
3/20/24	Norwegian Kroner	4,800,000	U.S. Dollars	464,116	Goldman Sachs	(7,190)
3/20/24	Swedish Kronor	4,200,000	U.S. Dollars	411,626	Deutsche Bank	(7,242)
3/20/24	Norwegian Kroner	3,800,000	U.S. Dollars	369,093	Deutsche Bank	(7,357)
3/20/24	Norwegian Kroner	4,600,000	U.S. Dollars	446,935	Morgan Stanley	(9,045)
3/20/24	New Zealand Dollars	650,000	U.S. Dollars	408,321	Morgan Stanley	(10,986)
3/20/24	South Korean Won	1,045,000,000	U.S. Dollars	796,921	Citibank	(11,724)
3/20/24	U.S. Dollars	1,344,515	British Pounds	1,070,000	Morgan Stanley	(12,021)
3/20/24	U.S. Dollars	1,311,157	Canadian Dollars	1,780,000	Deutsche Bank	(13,640)
3/20/24	U.S. Dollars	486,586	Norwegian Kroner	5,300,000	Goldman Sachs	(17,938)
3/15/24	U.S. Dollars	3,073,770	British Pounds	2,448,500	Morgan Stanley	(30,300)
3/15/24	U.S. Dollars	1,842,726	Norwegian Kroner	20,198,400	Morgan Stanley	(79,819)
Total Unrealized Depreciation						$(356,324)
Net Unrealized Depreciation						$(127,942)

Long Contracts for Difference at January 31, 2024: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Aflac, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	351	Monthly	$29,590	$(89)
Agilent Technologies, Inc.	U.S. Fed Funds	1/24/2025	Barclays	2,097	Monthly	272,606	(5,258)
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	689	Monthly	83,126	(4,074)
Allstate Corp.	U.S. Fed Funds	1/24/2025	Barclays	539	Monthly	83,590	(165)
Allstate Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,295	Monthly	355,604	7,912
Altria Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	15,393	Monthly	616,316	(14,167)
American Airlines Group, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	10,162	Monthly	144,493	473
American Electric Power Co., Inc.	U.S. Fed Funds	1/24/2025	Barclays	24	Monthly	1,873	19

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2024: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
American Express Co.	U.S. Fed Funds	1/24/2025	Barclays	1,785	Monthly	$357,990	$27,391
American International Group, Inc.	U.S. Fed Funds	1/24/2025	Barclays	4,268	Monthly	296,336	734
American International Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	5,139	Monthly	356,522	11,078
American Tower Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	197	Monthly	38,543	7
American Water Works Company, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,557	Monthly	192,694	(10,355)
Amgen, Inc.	U.S. Fed Funds	1/24/2025	Barclays	264	Monthly	82,896	759
Antero Resources Corp.	U.S. Fed Funds	1/24/2025	Barclays	1,236	Monthly	27,513	766
Anthem, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	94	Monthly	46,327	1,782
Aon PLC, Class A	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	939	Monthly	279,663	(2,338)
Apache Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	10,994	Monthly	343,767	335
Applied Materials, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	87	Monthly	14,005	628
AT&T, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	32,139	Monthly	567,512	38,438
Atmos Energy Corp.	U.S. Fed Funds	1/24/2025	Barclays	600	Monthly	68,291	407
AutoZone, Inc.	U.S. Fed Funds	1/24/2025	Barclays	97	Monthly	267,606	(1,180)
AvalonBay Communities, Inc.	U.S. Fed Funds	1/24/2025	Barclays	202	Monthly	36,121	(486)
Baker Hughes Co., Class A	U.S. Fed Funds	1/24/2025	Barclays	4,857	Monthly	138,296	(10,205)
Becton Dickinson and Company	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	967	Monthly	230,161	(9,394)
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,187	Monthly	158,028	(6,281)
Block, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,450	Monthly	94,242	1,622
Booking Holdings, Inc.	U.S. Fed Funds	1/24/2025	Barclays	60	Monthly	210,264	(637)
BorgWarner, Inc.	U.S. Fed Funds	1/24/2025	Barclays	919	Monthly	31,121	592
Bristol-Myers Squibb Co.	U.S. Fed Funds	1/24/2025	Barclays	6,744	Monthly	329,221	(5,079)
Builders FirstSource, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,687	Monthly	292,196	15,730
Bunge Ltd.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,924	Monthly	169,321	(5,752)
Caesars Entertainment, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	710	Monthly	31,143	(375)
Camden Property Trust REIT	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,956	Monthly	276,448	(16,935)
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,436	Monthly	374,447	8,925
Carnival Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	17,223	Monthly	284,597	(14,222)
Carnival Corp.	U.S. Fed Funds	1/24/2025	Barclays	20,716	Monthly	343,102	(1,612)
Carrier Global Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,987	Monthly	217,772	(4,976)
Caterpillar, Inc.	U.S. Fed Funds	1/24/2025	Barclays	1,008	Monthly	302,401	11,421
Caterpillar, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,201	Monthly	359,983	15,020
CF Industries Holdings, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,657	Monthly	275,588	(2,651)
CH Robinson Worldwide, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,566	Monthly	299,254	(6,745)
Chubb Limited	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,522	Monthly	372,198	25,593
Cigna Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	995	Monthly	298,835	(6,570)
Cisco Systems, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,980	Monthly	349,551	(3,567)
Cleveland Cliffs, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	18,548	Monthly	370,759	13,853
Cleveland Cliffs, Inc.	U.S. Fed Funds	1/24/2025	Barclays	15,171	Monthly	303,896	29,191
Clorox (The) Co.	U.S. Fed Funds	1/24/2025	Barclays	706	Monthly	102,439	1,664

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2024: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
CME Group, Inc., Class A	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,429	Monthly	$293,579	$9,779
Colgate-Palmolive Co.	U.S. Fed Funds	1/24/2025	Barclays	3,151	Monthly	265,043	11,639
Conagra Brands, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,445	Monthly	70,977	732
ConocoPhillips	U.S. Fed Funds	1/24/2025	Barclays	3,046	Monthly	340,403	11,253
Crocs, Inc.	U.S. Fed Funds	1/24/2025	Barclays	2,888	Monthly	292,758	(2,078)
CSX Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,164	Monthly	41,425	1,046
CSX Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	10,322	Monthly	367,779	9,193
CVS Health Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	511	Monthly	37,810	(3,418)
D.R. Horton, Inc.	U.S. Fed Funds	1/24/2025	Barclays	1,523	Monthly	217,433	(15,596)
Darden Restaurants, Inc.	U.S. Fed Funds	1/24/2025	Barclays	1,994	Monthly	323,849	1,620
DaVita, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	3,390	Monthly	365,477	(3,389)
DaVita, Inc.	U.S. Fed Funds	1/24/2025	Barclays	2,666	Monthly	288,056	9,112
Deere & Co.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	623	Monthly	244,343	(3,598)
Dell Technologies, Inc., Class C	U.S. Fed Funds	1/24/2025	Barclays	4,343	Monthly	359,570	7,179
Dell Technologies, Inc., Class C	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,611	Monthly	298,706	11,560
Delta Air Lines, Inc.	U.S. Fed Funds	1/24/2025	Barclays	8,974	Monthly	350,889	18,553
Devon Energy Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	6,584	Monthly	275,715	(22,939)
Devon Energy Corp.	U.S. Fed Funds	1/24/2025	Barclays	7,814	Monthly	328,000	6,219
Discovery Incment, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,909	Monthly	49,087	(1,721)
Dominion Energy, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	4,168	Monthly	189,744	(14,529)
Dominion Energy, Inc.	U.S. Fed Funds	1/24/2025	Barclays	2,975	Monthly	135,878	2,074
Dow, Inc.	U.S. Fed Funds	1/24/2025	Barclays	247	Monthly	13,193	(37)
Duke Energy Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,182	Monthly	112,694	(3,177)
DuPont de Nemours, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	4,386	Monthly	270,075	(60,624)
Ebay, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,744	Monthly	276,428	1,947
Elastic N.V.	U.S. Fed Funds	1/24/2025	Barclays	1,417	Monthly	165,658	(8,945)
Energy, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	5,632	Monthly	285,342	(12,365)
EOG Resources, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	241	Monthly	27,383	781
EQT Corp.	U.S. Fed Funds	1/24/2025	Barclays	3,559	Monthly	125,835	(83)
Eversource Energy	U.S. Fed Funds	1/24/2025	Barclays	4,600	Monthly	249,152	6,364
Exelon Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	10,762	Monthly	373,883	(9,996)
Expedia Group, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,435	Monthly	212,465	(852)
Factset Research Systems, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	39	Monthly	18,525	498
FedEx Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,375	Monthly	330,675	(11,136)
FedEx Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	477	Monthly	114,933	(2,238)
Flex Ltd.	U.S. Fed Funds	1/24/2025	Barclays	5,980	Monthly	141,824	3,377
Ford Motor Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	29,906	Monthly	349,814	7,091
Fortune Brands Home & Security, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,878	Monthly	145,425	575
Fox Corp., Class A	U.S. Fed Funds	1/24/2025	Barclays	9,307	Monthly	300,304	9,274
Freeport-McMoRan, Inc.	U.S. Fed Funds	1/24/2025	Barclays	5,321	Monthly	210,979	11,184
Gap (The), Inc.	U.S. Fed Funds	1/24/2025	Barclays	15,197	Monthly	283,723	(4,564)
Gap (The), Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	18,281	Monthly	340,970	(20,322)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2024: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
General Electric Co.	U.S. Fed Funds	1/24/2025	Barclays	2,234	Monthly	$295,512	$2,344
General Electric Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	325	Monthly	42,953	1,363
H&R Block, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	7,242	Monthly	338,555	7,958
Halliburton Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	17,843	Monthly	634,886	37,045
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,200	Monthly	190,732	10,310
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,283	Monthly	371,744	18,354
Healthpeak Properties, Inc.	U.S. Fed Funds	1/24/2025	Barclays	13,888	Monthly	256,635	(17,098)
Hewlett Packard Enterprise Co.	U.S. Fed Funds	1/24/2025	Barclays	837	Monthly	12,784	(190)
HF Sinclair Corporation	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	5,206	Monthly	293,533	16,366
Home Depot (The), Inc.	U.S. Fed Funds	1/24/2025	Barclays	997	Monthly	351,520	(4,100)
Honeywell International, Inc.	U.S. Fed Funds	1/24/2025	Barclays	1,803	Monthly	364,286	1,811
Hormel Foods Corp	U.S. Fed Funds	1/24/2025	Barclays	2,641	Monthly	80,044	(110)
HP, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	9,431	Monthly	269,779	(22,582)
HP, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	9,344	Monthly	267,837	(5,292)
Humana, Inc.	U.S. Fed Funds	1/24/2025	Barclays	218	Monthly	82,117	(7,187)
International Business Machines Corp.	U.S. Fed Funds + (0.15)%	1/24/2025	Barclays	1,894	Monthly	347,501	20,161
International Paper Co.	U.S. Fed Funds	1/24/2025	Barclays	9,062	Monthly	324,339	(5,065)
Jabil, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	625	Monthly	78,238	792
Johnson & Johnson	U.S. Fed Funds	1/24/2025	Barclays	2,274	Monthly	360,943	(8,514)
Johnson Controls International PLC	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	3,960	Monthly	207,802	(18,710)
Kimberly-Clarke Corp.	U.S. Fed Funds	1/24/2025	Barclays	2,411	Monthly	291,343	(3,619)
Kinder Morgan, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,463	Monthly	24,669	(1,826)
KLA Corp.	U.S. Fed Funds	1/24/2025	Barclays	482	Monthly	286,005	(14,329)
Kohls Corp.	U.S. Fed Funds	1/24/2025	Barclays	9,865	Monthly	253,847	(3,235)
Kohls Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	8,784	Monthly	225,844	1,560
L Brands, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	8,233	Monthly	350,065	(24,237)
L Brands, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,581	Monthly	280,178	(3,726)
Laboratory Corporation of America Holdings	U.S. Fed Funds	1/24/2025	Barclays	743	Monthly	165,086	(2,345)
Lam Research Corp.	U.S. Fed Funds	1/24/2025	Barclays	347	Monthly	286,024	(3,214)
Las Vegas Sands Corp.	U.S. Fed Funds	1/24/2025	Barclays	2,777	Monthly	135,693	2,591
Lear Corp.	U.S. Fed Funds	1/24/2025	Barclays	1,281	Monthly	170,081	2,340
Lennox International, Inc.	U.S. Fed Funds	1/24/2025	Barclays	34	Monthly	14,541	(917)
Lockheed Martin Corp.	U.S. Fed Funds	1/24/2025	Barclays	1,086	Monthly	465,889	(27,372)
Lowe's Cos., Inc.	U.S. Fed Funds	1/24/2025	Barclays	1,556	Monthly	330,812	(11,290)
Macys, Inc.	U.S. Fed Funds	1/24/2025	Barclays	7,158	Monthly	130,802	(322)
Marathon Petroleum Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	1,768	Monthly	291,799	15,532
Marathon Petroleum Corp.	U.S. Fed Funds + U.S. Fed Funds	1/24/2025	Barclays	12,525	Monthly	589,044	28,824

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2024: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	539	Monthly	$104,327	$(444)
Martin Marietta Materials, Inc.	U.S. Fed Funds	1/24/2025	Barclays	543	Monthly	275,763	(103)
Mcdonalds Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	685	Monthly	199,871	(81)
Mcdonalds Corp.	U.S. Fed Funds	1/24/2025	Barclays	536	Monthly	156,727	(3,221)
McKesson Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	751	Monthly	374,267	16,318
McKesson Corp.	U.S. Fed Funds	1/24/2025	Barclays	563	Monthly	281,219	7,172
MGM Resorts International	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	5,621	Monthly	243,199	5,599
Mid-America Apartment Communities, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,248	Monthly	283,138	(16,948)
Mondelez International, Inc., Class A	U.S. Fed Funds	1/24/2025	Barclays	665	Monthly	50,021	899
Mosaic (The) Co.	U.S. Fed Funds	1/24/2025	Barclays	8,905	Monthly	273,167	(11,793)
Motorola Solutions, Inc.	U.S. Fed Funds	1/24/2025	Barclays	1,135	Monthly	362,237	(6,626)
Murphy Oil Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	8,668	Monthly	334,791	4,020
Murphy Oil USA, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	756	Monthly	265,622	(21,358)
Netflix, Inc.	U.S. Fed Funds	1/24/2025	Barclays	627	Monthly	353,352	48,812
Netflix, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	522	Monthly	293,936	42,729
Newmont Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	9,834	Monthly	338,200	(51,234)
Newmont Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	8,176	Monthly	281,591	(11,754)
Nike, Inc., Class B	U.S. Fed Funds	1/24/2025	Barclays	2,741	Monthly	277,998	2,363
Nordstrom, Inc.	U.S. Fed Funds	1/24/2025	Barclays	865	Monthly	15,682	(519)
Norfolk Southern Corp.	U.S. Fed Funds	1/24/2025	Barclays	1,504	Monthly	353,414	(7,757)
Northrop Grumman Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,405	Monthly	626,382	(43,949)
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds	1/24/2025	Barclays	12,498	Monthly	222,268	3,326
NRG Energy, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	301	Monthly	15,848	516
Nutrien ltd.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	5,756	Monthly	286,491	1,771
Occidental Petroleum Corp.	U.S. Fed Funds	1/24/2025	Barclays	767	Monthly	44,110	590
Olin Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	4,702	Monthly	243,983	(6,493)
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	3,785	Monthly	341,106	6,875
O'Reilly Automotive, Inc.	U.S. Fed Funds	1/24/2025	Barclays	295	Monthly	301,472	(4,130)
Otis Worldwide Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	432	Monthly	38,084	259
Ovintiv, Inc.	U.S. Fed Funds	1/24/2025	Barclays	8,064	Monthly	341,718	8,756
Owens Corning	U.S. Fed Funds	1/24/2025	Barclays	1,873	Monthly	283,506	(5,798)
Packaging Corp. Of America	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,150	Monthly	355,477	(7,078)
Packaging Corp. Of America	U.S. Fed Funds	1/24/2025	Barclays	1,704	Monthly	282,358	789
Parker-Hannifin Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	602	Monthly	279,075	1,704
Patterson-UTI Energy, Inc.	U.S. Fed Funds	1/24/2025	Barclays	2,711	Monthly	30,035	2,139
PBF Energy, Inc., Class A	U.S. Fed Funds	1/24/2025	Barclays	1,515	Monthly	76,453	11,232
Pfizer, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	3,051	Monthly	82,621	(905)
Procter & Gamble (The) Co.	U.S. Fed Funds	1/24/2025	Barclays	3,112	Monthly	488,527	28,386
Public Service Enterprise Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	458	Monthly	26,535	216
Public Storage	U.S. Fed Funds	1/24/2025	Barclays	218	Monthly	61,667	(2,349)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2024: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,700	Monthly	$346,086	$(14,226)
Ralph Lauren Corp., Class A	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,751	Monthly	251,085	10,112
Range Resources Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	4,176	Monthly	121,023	(3,004)
Royal Caribbean Cruises Ltd.	U.S. Fed Funds	1/24/2025	Barclays	2,363	Monthly	300,962	1,475
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,465	Monthly	314,025	3,867
SBA Communications Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	640	Monthly	143,251	(1,410)
Schlumberger Ltd.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,590	Monthly	174,542	(254)
Seagate Technology, LLC	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	145	Monthly	12,414	(516)
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	1/24/2025	Barclays	1,191	Monthly	362,124	(4,084)
Skyworks Solutions, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	143	Monthly	14,938	0
Stanley Black & Decker, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,960	Monthly	275,611	(3,517)
Starbucks Corp.	U.S. Fed Funds	1/24/2025	Barclays	2,973	Monthly	276,282	(415)
Steel Dynamics, Inc.	U.S. Fed Funds	1/24/2025	Barclays	561	Monthly	67,638	2,882
Steris, PLC	U.S. Fed Funds	1/24/2025	Barclays	2,176	Monthly	299,053	(299)
Stryker Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	223	Monthly	74,750	3,723
Synchrony Financial	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	7,596	Monthly	294,254	(3,510)
Sysco Corp.	U.S. Fed Funds	1/24/2025	Barclays	992	Monthly	80,202	5,197
Target Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,144	Monthly	297,211	(6,658)
Tenet Healthcare Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	3,692	Monthly	304,535	11,648
Tenet Healthcare Corp.	U.S. Fed Funds	1/24/2025	Barclays	4,168	Monthly	344,497	5,222
TJX (The) Cos., Inc.	U.S. Fed Funds	1/24/2025	Barclays	2,821	Monthly	267,468	(857)
Trane Technologies PLC	U.S. Fed Funds	1/24/2025	Barclays	356	Monthly	89,633	(303)
Travelers (The) Cos., Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	901	Monthly	190,127	10,470
Twilio Inc.	U.S. Fed Funds	1/24/2025	Barclays	3,962	Monthly	278,334	(14,537)
Uber Technologies, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,213	Monthly	144,212	2,228
UDR, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	5,726	Monthly	205,494	(15,472)
Union Pacific Corp.	U.S. Fed Funds	1/24/2025	Barclays	1,488	Monthly	362,580	833
UnitedHealth Group, Inc.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	232	Monthly	118,575	(1,238)
Valero Energy Corp.	U.S. Fed Funds	1/24/2025	Barclays	2,620	Monthly	363,531	25,237
Valero Energy Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,117	Monthly	293,474	19,746
VeriSign, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,430	Monthly	283,834	(5,743)
Verisk Analytics, Inc.	U.S. Fed Funds	1/24/2025	Barclays	943	Monthly	227,526	(2,058)
ViacomCBS, Inc., Class B	U.S. Fed Funds + (0.25)%	1/24/2025	Barclays	1,168	Monthly	17,024	964
Vistra Operations Co. LLC	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	2,656	Monthly	108,642	4,686
Vistra Operations Co. LLC	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	8,518	Monthly	348,825	13,897
Welltower, Inc.	U.S. Fed Funds	1/24/2025	Barclays	1,463	Monthly	126,425	(3,694)
Whirlpool Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	568	Monthly	61,910	(7,160)
Willis Towers Watson, PLC	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	200	Monthly	49,162	4
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Fed Funds + 0.20%	2/8/2024	JPMorgan Chase	3,095	Monthly	291,297	(9,072)
Yum Brands, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,329	Monthly	430,209	(1,928)
Total (Cost $47,869,605)				787,960		$47,886,513	$16,908

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2024: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
AbbVie, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,782)	Monthly	$(292,428)	$(4,670)
Advanced Auto Parts, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(4,485)	Monthly	(299,558)	(6,060)
Advanced Micro Devices, Inc.	U.S. Fed Funds + 0.05%	1/24/2025	Barclays	(2,074)	Monthly	(347,439)	1,366
AES (The) Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(35,964)	Monthly	(597,969)	84,733
Air Products & Chemicals, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(1,095)	Monthly	(279,726)	6,141
Albemarle Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,897)	Monthly	(216,984)	35,294
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(9,947)	Monthly	(364,290)	(35,641)
Amazon.com, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(1,611)	Monthly	(249,051)	300
Amcor, PLC	U.S. Fed Funds	1/24/2025	Barclays	(22,678)	Monthly	(213,638)	896
American Express Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(277)	Monthly	(55,514)	(5,383)
Analog Devices, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(1,559)	Monthly	(299,581)	8,026
Apache Corp.	U.S. Fed Funds	1/24/2025	Barclays	(587)	Monthly	(18,373)	(346)
Apollo Global Management, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,039)	Monthly	(204,631)	(9,988)
Aptiv PLC	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,922)	Monthly	(237,230)	(231)
Aramark Services, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(12,474)	Monthly	(362,386)	(5,255)
Arrow Electronics, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(604)	Monthly	(67,135)	891
Arthur J Gallagher & Co.	U.S. Fed Funds	1/24/2025	Barclays	(709)	Monthly	(164,432)	3,969
Autodesk, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,072)	Monthly	(271,715)	(8,769)
Avantor, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(12,825)	Monthly	(294,551)	(12,529)
Avery Dennison Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(96)	Monthly	(19,034)	(277)
Avis Budget Group, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,999)	Monthly	(326,329)	13,878
Ball Corp.	U.S. Fed Funds + (0.15)%	1/24/2025	Barclays	(6,109)	Monthly	(338,399)	5,843
Barrick Gold Corp.	U.S. Fed Funds	1/24/2025	Barclays	(13,247)	Monthly	(206,448)	73
Baxter International, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(7,494)	Monthly	(289,364)	6,802
Baxter International, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(686)	Monthly	(26,519)	20
Best Buy Co., Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(4,662)	Monthly	(337,323)	(2,311)
Bio-rad Laboratories, Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(53)	Monthly	(16,976)	(270)
Boeing (The) Co.	U.S. Fed Funds	1/24/2025	Barclays	(72)	Monthly	(15,158)	317
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,689)	Monthly	(355,818)	(16,802)
Booz Allen Hamilton Holding Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,753)	Monthly	(246,498)	(24,445)
BorgWarner, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(10,111)	Monthly	(342,143)	(7,368)
Boston Scientific Corp.	U.S. Fed Funds	1/24/2025	Barclays	(6,046)	Monthly	(382,101)	(14,867)
Brookfield Asset Management, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(3,535)	Monthly	(140,126)	1,945
Brown & Brown, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(3,414)	Monthly	(264,327)	(9,813)
Brown-Forman Corp., Class B	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(5,107)	Monthly	(279,518)	4,891
Campbell Soup	U.S. Fed Funds	1/24/2025	Barclays	(8,243)	Monthly	(367,528)	(11,678)
Canadian National Railway Co.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,672)	Monthly	(206,781)	2,619

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2024: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Canadian Natural Resources Ltd.	U.S. Fed Funds	1/24/2025	Barclays	(9,836)	Monthly	$(628,790)	$(15,122)
Capital One Financial Corp.	U.S. Fed Funds	1/24/2025	Barclays	(2,604)	Monthly	(352,217)	(14,531)
Catalent Pharma Solutions, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,806)	Monthly	(144,723)	(5,436)
Cboe Global Markets, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(69)	Monthly	(12,673)	152
CBRE Group, Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(3,299)	Monthly	(284,210)	(2,376)
CDW Corporation of Delaware	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,313)	Monthly	(296,821)	(10,311)
Celanese Corp.	U.S. Fed Funds	1/24/2025	Barclays	(1,978)	Monthly	(289,073)	(1,709)
Charles River Laboratories International, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(506)	Monthly	(109,244)	(4,790)
Charter Communications, Inc., Class A	U.S. Fed Funds	1/24/2025	Barclays	(928)	Monthly	(343,672)	2,612
Charter Communications, Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(744)	Monthly	(275,458)	(1,897)
Chevron Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,938)	Monthly	(285,203)	(6,732)
Cintas Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(499)	Monthly	(301,136)	(7,440)
Comcast Corp., Class A	U.S. Fed Funds	1/24/2025	Barclays	(377)	Monthly	(17,546)	(1)
ConocoPhillips	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,560)	Monthly	(174,203)	(4,725)
Constellation Brands, Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(63)	Monthly	(15,420)	560
Corteva, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,906)	Monthly	(86,415)	3,186
Corteva, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(3,695)	Monthly	(167,900)	(1,536)
D.R. Horton, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,949)	Monthly	(277,979)	20,198
Danaher Corp.	U.S. Fed Funds	1/24/2025	Barclays	(1,475)	Monthly	(353,500)	(11,345)
Danaher Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,226)	Monthly	(293,590)	(15,595)
Dentsply Sirona, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(3,833)	Monthly	(132,941)	4,855
Diamondback Energy, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(661)	Monthly	(101,536)	(620)
Dick's Sporting Goods, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,973)	Monthly	(293,589)	(11,923)
Discover Financial Services	U.S. Fed Funds	1/24/2025	Barclays	(2,903)	Monthly	(306,034)	(16,751)
Dollar General Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,139)	Monthly	(281,946)	12,851
Dollar Tree, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,185)	Monthly	(154,486)	6,626
Dow, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(6,662)	Monthly	(356,422)	(2,670)
Eastman Chemical Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(3,981)	Monthly	(331,971)	11,549
Emerson Electric Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(454)	Monthly	(41,567)	773
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(9,709)	Monthly	(343,582)	17,690
Entegris, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,519)	Monthly	(296,119)	(12,152)
Equifax, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,241)	Monthly	(302,659)	3,185
Equity Residential	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(4,625)	Monthly	(277,524)	7,978
Estee Lauder (The) Cos., Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(2,170)	Monthly	(285,533)	14,721

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2024: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Extra Space Storage Incment, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(1,900)	Monthly	$(274,153)	$8,358
Exxon Mobil Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,429)	Monthly	(146,753)	(5,371)
Fidelity National Information Services, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(5,509)	Monthly	(275,367)	(909)
FirstEnergy Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(9,716)	Monthly	(355,695)	12,055
Fiserv, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(2,571)	Monthly	(364,385)	(3,108)
Fluor Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(3,221)	Monthly	(121,215)	(1,806)
FMC Corp.	U.S. Fed Funds	1/24/2025	Barclays	(4,937)	Monthly	(277,182)	1,265
Foot Locker, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(7,159)	Monthly	(200,497)	1,744
Ford Motor Co.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(25,059)	Monthly	(292,789)	7,168
Freeport-McMoRan, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(9,037)	Monthly	(358,039)	(6,814)
Gartner, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(582)	Monthly	(266,096)	6,280
General Mills, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(5,521)	Monthly	(357,724)	(10,840)
General Motors Co.	U.S. Fed Funds	1/24/2025	Barclays	(15,080)	Monthly	(584,586)	(51,937)
Graphic Packaging Holding Company	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(6,861)	Monthly	(174,709)	1,207
HCA Healthcare, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,198)	Monthly	(364,587)	(28,165)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(17,037)	Monthly	(326,826)	10,506
Howmet Aerospace Inc.	U.S. Fed Funds + (0.15)%	1/24/2025	Barclays	(6,501)	Monthly	(365,381)	(869)
Hyatt Hotels Corp., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(372)	Monthly	(47,666)	(445)
Illumina, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,078)	Monthly	(153,941)	(7,064)
Intel Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(994)	Monthly	(42,822)	(48)
Intercontinental Exchange, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(805)	Monthly	(102,398)	(215)
International Flavors & Fragrances, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(3,746)	Monthly	(301,927)	(3,147)
Intui, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(472)	Monthly	(297,689)	(41)
IQVIA, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,296)	Monthly	(269,355)	6,304
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	1/24/2025	Barclays	(4,056)	Monthly	(273,609)	(1,292)
Johnson Controls International PLC	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(5,896)	Monthly	(310,088)	(1,138)
KB Home	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,444)	Monthly	(85,978)	2,073
Keysight Technologies, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,893)	Monthly	(289,593)	(4,318)
KKR & Co., Inc.	U.S. Fed Funds	1/24/2025	Barclays	(3,438)	Monthly	(297,374)	(7,688)
Kraft Heinz Foods Co.	U.S. Fed Funds	1/24/2025	Barclays	(9,696)	Monthly	(359,655)	(3,230)
Kroger (The) Co.	U.S. Fed Funds	1/24/2025	Barclays	(5,901)	Monthly	(272,128)	(1,095)
Lamb Weston Holdings, Inc.	U.S. Fed Funds + (12.70)%	8/19/2026	Goldman Sachs	(3,406)	Monthly	(348,214)	20,724
Lennar Corp.	U.S. Fed Funds	1/24/2025	Barclays	(2,008)	Monthly	(300,614)	11,168
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,028)	Monthly	(246,004)	(5,694)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2024: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Marriott International, Inc., Class A	U.S. Fed Funds	1/24/2025	Barclays	(1,553)	Monthly	$(371,931)	$(3,280)
Marvell Technology, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(4,141)	Monthly	(279,707)	(11,938)
Medical Properties Trust, Inc.	U.S. Fed Funds + (0.69)%	2/8/2024	JPMorgan Chase	(5,981)	Monthly	(18,484)	1,792
Medical Properties Trust, Inc.	U.S. Fed Funds + (0.60)%	1/24/2025	Barclays	(26,584)	Monthly	(82,326)	3,806
Merck & Co., Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(503)	Monthly	(60,685)	(792)
Metlife, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(5,197)	Monthly	(359,169)	2,127
Mohawk Industries, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(563)	Monthly	(58,616)	(1,516)
NextEra Energy, Inc.	U.S. Fed Funds + (10.77)%	8/19/2026	Goldman Sachs	(6,811)	Monthly	(398,557)	11,731
Nordstrom, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(9,852)	Monthly	(178,372)	5,368
Oneok, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(3,966)	Monthly	(270,034)	12,623
Oracle Corp.	U.S. Fed Funds + 20.00%	8/19/2026	Goldman Sachs	(2,533)	Monthly	(282,834)	5,069
PayPal Holdings, Inc.	U.S. Fed Funds + 42.00%	8/19/2026	Goldman Sachs	(4,532)	Monthly	(277,845)	7,900
Penn National Gaming, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(4,526)	Monthly	(101,734)	11,441
Penn National Gaming, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(7,533)	Monthly	(169,693)	6,127
Perkinelmer, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(2,681)	Monthly	(287,063)	(974)
Permian Resources Corp.	U.S. Fed Funds	1/24/2025	Barclays	(6,276)	Monthly	(84,517)	(1,234)
Pfizer, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(9,781)	Monthly	(263,710)	13,288
Philip Morris International, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(3,220)	Monthly	(291,968)	12,354
Progressive Corp.	U.S. Fed Funds	1/24/2025	Barclays	(567)	Monthly	(100,257)	(3,708)
Prologis, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(2,167)	Monthly	(273,672)	14,907
Prudential Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(3,469)	Monthly	(363,338)	(7,661)
PulteGroup, Inc.	U.S. Fed Funds + 0.05%	1/24/2025	Barclays	(548)	Monthly	(57,239)	2,625
QUALCOMM, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(84)	Monthly	(12,471)	504
Quanta Services, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,392)	Monthly	(269,256)	16,897
Raymond James Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,643)	Monthly	(290,666)	(1,759)
Raytheon Technologies Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(4,034)	Monthly	(366,536)	(20,257)
Raytheon Technologies Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(3,355)	Monthly	(305,173)	(18,321)
Rexford Industrial Reality, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(427)	Monthly	(22,418)	1,263
S&P Global, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(600)	Monthly	(268,230)	(8,928)
Sealed Air Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(9,969)	Monthly	(343,754)	17,523
Semiconductor Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(3,461)	Monthly	(245,656)	9,666
Sempra Energy	U.S. Fed Funds + 5.00%	8/19/2026	Goldman Sachs	(3,455)	Monthly	(246,811)	10,448
Simon Property Group, Inc.	U.S. Fed Funds + 20.00%	8/19/2026	Goldman Sachs	(972)	Monthly	(134,419)	7,036
Southern (The) Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(353)	Monthly	(24,517)	306
Southwest Airlines Co.	U.S. Fed Funds	1/24/2025	Barclays	(11,613)	Monthly	(346,761)	3,487
Southwest Airlines Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(3,952)	Monthly	(117,977)	(1,212)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2024: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Spirit AeroSystems Holdings, Inc., Class A	U.S. Fed Funds	1/24/2025	Barclays	(10,827)	Monthly	$(297,012)	$(244)
Stellantis N.V.	U.S. Fed Funds + (0.15)%	1/24/2025	Barclays	(11,754)	Monthly	(257,850)	(7,137)
Suncor Energy, Inc.	U.S. Fed Funds + (0.15)%	1/24/2025	Barclays	(1,571)	Monthly	(51,513)	(1,728)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(4,069)	Monthly	(344,881)	(1,752)
Target Corp.	U.S. Fed Funds	1/24/2025	Barclays	(2,426)	Monthly	(337,066)	3,447
TC Energy Corp.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(8,945)	Monthly	(351,620)	7,791
TC Energy Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(1,980)	Monthly	(77,927)	244
Teck Resources Ltd., Class B	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(4,661)	Monthly	(185,923)	1,263
Teledyne Technologies, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(313)	Monthly	(130,854)	6,048
Tempur Sealy International, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(5,891)	Monthly	(293,598)	9,848
Tesla, Inc.	U.S. Fed Funds + (5.00)%	8/19/2026	Goldman Sachs	(1,855)	Monthly	(346,778)	50,100
Texas Instruments, Inc.	U.S. Fed Funds + 5.00%	8/19/2026	Goldman Sachs	(461)	Monthly	(73,815)	1,526
Thermo Fisher Scientific, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(530)	Monthly	(284,760)	2,171
T-Mobile US, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,362)	Monthly	(218,925)	3,639
T-Mobile US, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(2,271)	Monthly	(365,962)	7,345
Toll Brothers, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,593)	Monthly	(157,951)	3,250
Tractor Supply Company	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(250)	Monthly	(56,137)	700
TransDigm, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(227)	Monthly	(247,448)	(21,088)
TransDigm, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(107)	Monthly	(116,711)	(6,788)
Transocean Ltd.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(11,763)	Monthly	(64,016)	5,974
Transocean Ltd.	U.S. Fed Funds	1/24/2025	Barclays	(32,015)	Monthly	(174,628)	(1,107)
Tyson Foods, Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(12,119)	Monthly	(662,400)	(339)
United Airlines Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(7,836)	Monthly	(323,820)	(19,332)
United Parcel Service, Inc., Class B	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,247)	Monthly	(318,203)	30,824
United Rentals North America, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(981)	Monthly	(613,335)	(45,454)
Universal Health Services, Inc., Class B	U.S. Fed Funds	1/24/2025	Barclays	(849)	Monthly	(134,697)	(2,211)
US Foods Holding Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(4,324)	Monthly	(198,652)	(353)
Verizon Communications, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(7,342)	Monthly	(310,792)	(20,195)
VF Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(17,312)	Monthly	(284,595)	(17,631)
Viatris, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(18,359)	Monthly	(215,571)	(248)
VICI Properties, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(9,335)	Monthly	(280,882)	5,982
Walgreen Boots Alliance, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(2,881)	Monthly	(64,879)	1,010
Walmart, Inc.	U.S. Fed Funds + 0.05%	1/24/2025	Barclays	(2,093)	Monthly	(345,531)	(5,648)
Walt Disney (The) Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(4,131)	Monthly	(396,299)	(8,414)

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2024: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Weyerhaeuser Co.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,099)	Monthly	$(35,943)	$691
Williams (The) Cos., Inc.	U.S. Fed Funds	1/24/2025	Barclays	(5,854)	Monthly	(202,786)	(3,925)
Workday, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	(91)	Monthly	(26,440)	(879)
Xcel Energy, Inc.	U.S. Fed Funds + (0.15)%	2/8/2024	JPMorgan Chase	(1,947)	Monthly	(116,195)	7,595
XPO, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(1,401)	Monthly	(119,639)	871
Xylem, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(2,708)	Monthly	(304,179)	2,854
Zimmer Biomet Holdings, Inc.	U.S. Fed Funds	1/24/2025	Barclays	(69)	Monthly	(8,658)	(199)
Total (Cost $43,332,411)				(813,405)		$(43,343,009)	$(10,598)

Credit Default Swap Contracts outstanding - Sell Protection as of January 31, 2024: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 41 (Pay Quarterly)	3.59%	5.00%	12/20/2028	USD	2,920,500	$182,056	$111,722	$70,334
Total						$182,056	$111,722	$70,334

Morningstar Funds Trust    January 31, 2024 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2024, in valuing the Fund's investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$2,722,312	$—	$2,722,312
Common Stocks	67,128,657	—	—*	67,128,657
Convertible Bonds	—	57,049,915	—	57,049,915
Convertible Preferred Stocks	1,658,182	1,170,307	—	2,828,489
Corporate Bonds	—	43,519,945	—	43,519,945
Foreign Issuer Bonds	—	6,020,615	—	6,020,615
Mortgage-Backed Securities	—	25,969,474	—	25,969,474
Preferred Stocks	4,660,284	—	—	4,660,284
Rights	—	—	287,322	287,322
Investment Companies	387,265	—	—	387,265
Short-Term Investments	6,563,927	13,664,676	—	20,228,603
Purchased Options	8,960	2,567	—	11,527
Total Assets – Investments at value	$80,407,275	$150,119,811	$287,322	$230,814,408
Liabilities:
Common Stocks	$(22,534,710)	$—	$—	$(22,534,710)
Rights	—	—	—*	—
Total Liabilities – Investments at value	$(22,534,710)	$—	$—	$(22,534,710)
Net Investments	$57,872,565	$150,119,811	$287,322	$208,279,698

*Includes securities determined to have no value as of January 31, 2024.

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$388,390	$—	$—	$388,390
Forward Foreign Currency Exchange Contracts	—	228,382	—	228,382
Contracts for Difference	—	47,886,513	—	47,886,513
Swap Agreements	—	182,056	—	182,056
Total Assets - Derivative Financial Instruments	$388,390	$48,296,951	$—	$48,685,341
Liabilities:
Futures Contracts	$(582,582)	$—	$—	$(582,582)
Forward Foreign Currency Exchange Contracts	—	(356,324)	—	(356,324)
Contracts for Difference	—	(43,343,009)	—	(43,343,009)
Total Liabilities - Derivative Financial Instruments	$(582,582)	$(43,699,333)	$—	$(44,281,915)
Net Derivative Financial Instruments	$(194,192)	$4,597,618	$—	$4,403,426